UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2023

Date of reporting period:	December 31, 2023

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.
Annual Report
December 31, 2023
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 3
Blue Chip Account (unaudited) 4
Bond Market Index Account (unaudited) 5
Core Plus Bond Account (unaudited) 6
Diversified Balanced Account (unaudited) 7
Diversified Balanced Managed Volatility Account (unaudited) 8
Diversified Balanced Volatility Control Account (unaudited) 9
Diversified Growth Account (unaudited) 10
Diversified Growth Managed Volatility Account (unaudited) 11
Diversified Growth Volatility Control Account (unaudited) 12
Diversified Income Account (unaudited) 13
Diversified International Account (unaudited) 14
Equity Income Account (unaudited) 15
Global Emerging Markets Account (unaudited) 16
Government & High Quality Bond Account (unaudited) 17
LargeCap Growth Account I (unaudited) 18
LargeCap S&P 500 Index Account (unaudited) 19
LargeCap S&P 500 Managed Volatility Index Account (unaudited) 20
MidCap Account (unaudited) 21
Principal Capital Appreciation Account (unaudited) 22
Principal LifeTime 2020 Account (unaudited) 23
Principal LifeTime 2030 Account (unaudited) 24
Principal LifeTime 2040 Account (unaudited) 25
Principal LifeTime 2050 Account (unaudited) 26
Principal LifeTime 2060 Account (unaudited) 27
Principal LifeTime Strategic Income Account (unaudited) 28
Real Estate Securities Account (unaudited) 29
SAM Balanced Portfolio (unaudited) 30
SAM Conservative Balanced Portfolio (unaudited) 31
SAM Conservative Growth Portfolio (unaudited) 32
SAM Flexible Income Portfolio (unaudited) 33
SAM Strategic Growth Portfolio (unaudited) 34
Short-Term Income Account (unaudited) 35
SmallCap Account (unaudited) 36
U.S. LargeCap Buffer April Account (unaudited) 37
U.S. LargeCap Buffer January Account (unaudited) 38
U.S. LargeCap Buffer July Account (unaudited) 39
U.S. LargeCap Buffer October Account (unaudited) 40
Financial Statements 41
Notes to Financial Statements 104
Schedules of Investments 130
Financial Highlights (Includes performance information) 263
Report of Independent Registered Public Accounting Firm 337
Shareholder Expense Example 339
Supplemental Information 342

Economic & Financial Market Review
Global economic growth was desynchronized in 2023. On one hand, the United States’ and Japan’s economic activity was very resilient against a consensus recession forecast at the beginning of the year. On the other hand, Europe and China fell behind expectations. Inflation was stubborn for most of 2023, mainly due to high services inflation, but the pressure started to unwind towards the end of the year. Global inflation fell from
6.2% in December 2022 to 3.2% in November 2023, moving incrementally closer to the central banks’ targets. Global policy rates rose by 126 basis points (bps) in 2023, despite a few emerging market central banks already starting their rate cutting cycles.
The United States Federal Reserve (Fed) hiked interest rates four times for a total of 100 bps in the first seven months of the year and have kept rates on hold since July. The latest dot plot implies that the Fed’s policy rate has peaked, with the possibility of three cuts coming in 2024.
Manufacturing activity remained weak, and services activity remained in expansion, albeit at a lower level. U.S. real Gross Domestic Product
(GDP) grew an average quarter-over-quarter annualized rate of 3.0% in the four quarters ending in September 2023 (latest available at time of writing). However, global manufacturing Purchasing Managers’ Index (PMI) ended December below 50 for the 15th consecutive month.
. 1
Similarly, developed market PMIs were below 50 again, as they have been since October 2022. Emerging market (EM) PMIs, on the other hand, went their 12th consecutive month above 50.
Global earnings growth has come off the burner. Compared to the same time last year, the MSCI All Country World Index (ACWI) trailing twelve months earnings per share (TTM EPS) increased by 3%. The S&P 500 Index saw mild negative earnings growth, while the MSCI World ex-U.S.
Index was positive. Within the U.S., large-cap growth stocks, represented by the Russell 1000 Growth Index, delivered the highest earnings growth (6%). Small-cap, mid-cap, and value stocks, represented by the S&P Small-Cap 600 Index, the S&P Mid-Cap 400 Index, and the Russell
1000 Value Index, respectively, all saw negative year-over-year earnings growth. Emerging markets, represented by the MSCI Emerging Markets
Index, delivered 7% earnings growth.
Global equities outperformed global bonds significantly in the last twelve months, with the MSCI ACWI Index recording a 22% gain year-over-
year, while the Bloomberg Global Aggregate Corporate Index gained 10%. Within equities, developed markets (MSCI World Index) delivered a 24% return, significantly outperforming emerging markets (MSCI Emerging Markets Index), which recorded a 10% return. Notably, the U.S.
(MSCI U.S. Index) outperformed developed market ex-U.S. (MSCI World ex-U.S. Index) by 9%. Elsewhere among major markets, China (MSCI
China Index) was the worst performer with an 11% loss. The NASDAQ 100 Index was the top outperformer with a 55% gain. The Bloomberg
U.S. Treasury Index delivered a 4% gain as the U.S. 10-year Treasury yield ended the year just a single basis point lower than the start of the year, at 3.87%, despite a roller coaster 2023. Global high yield bonds (Bloomberg Global High Yield Index) outperformed investment grade corporate bonds (Bloomberg Global Aggregate Corporate Index) and global treasury bonds (Bloomberg Global Treasury Index) by 4% and 10%, respectively. The DXY Index, a proxy for USD strength, dropped by 2%. Commodity prices (S&P GSCI Total Return Index) fell by 4%, and
Nymex crude oil dropped from 80.3 to 71.7 USD/barrel as the demand-supply dynamic improved.
* Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Asset Allocation. Data as of December 31, 2023.

In global PMI readings, a number above 50 means that manufacturing activity is expanding, and a number below 50 indicates contraction.
Russell 1000 Value Index MSCI All Country World Index (ACWI) includes large and mid-cap stocks across developed and emerging market countries.
MSCI China Index captures large- and mid-cap representation across China A shares, H shares, B shares, Red chips, P chips and foreign listings (e.g. ADRs).
MSCI World Index captures large- and mid-cap representation across 23 developed market countries.
MSCI World ex-U.S. Index captures large- and mid-cap representation across 22 of 23 developed market countries-- excluding the United States.
MSCI Emerging Markets Index consists of large- and mid-cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each of the 24 countries.
MSCI U.S. Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market.
NASDAQ 100 Index is a basket of the 100 largest, most actively traded U.S. companies listed on the NASDAQ stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks.
Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.
Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.

Economic & Financial Market Review
Bloomberg Global Aggregate Corporate Index is a flagship measure of global investment-grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers.
Bloomberg Global High Yield Index is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High Yield, the Pan-
European High Yield, and Emerging Markets Hard Currency High Yield indices.
Bloomberg Global Treasury Index tracks fixed-rate, local currency government debt of investment-grade countries, including both developed and emerging markets. The index represents the treasury sector of the Global Aggregate Index and contains issues from 37 countries denominated in 24 currencies.
Bloomberg U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S.
trade partners' currencies.
Standard & Poor's 500 (S&P 500) Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market.
S&P Mid-Cap 400 Index, more commonly known as the S&P 400, is a stock market index from S&P Dow Jones Indices. The index serves as a gauge for the U.S. mid-cap equities sector and is the most widely followed mid-cap index.
S&P Small-Cap 600 Index is a stock market index established by Standard & Poor's. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

Important Fund Information
The following information applies to all funds shown in the annual report:
The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each fund, the illustration is based on performance of Class 3 shares for Blue Chip Account, Class 2 shares for Diversified Balanced Account, Diversified Balanced Managed Volatility
Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account,
Diversified Growth Volatility Control Account, Diversified Income Account, U.S. LargeCap Buffer April Account, U.S. LargeCap Buffer January
Account, U.S. LargeCap Buffer July Account and U.S. LargeCap Buffer October Account and Class 1 shares for all other funds. The performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
.

Blue Chip Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the opinion of Principal
Global Investors, LLC ("PGI," the Fund's investment advisor), display characteristics of a "blue chip" company. For this fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 Growth Index.
In 2023, Blue Chip Account’s performance was helped by company selection, specifically in the industrials sector. The portfolio's largest contributor was Microsoft. Its two largest businesses, Office and cloud platform Azure, continue to gain share as they make businesses more efficient. The next largest contributor was Amazon. In its Retail business, Amazon updated its fulfillment network this past year, to improve delivery speeds. Both Microsoft and Amazon evolved their cloud businesses--Azure for Microsoft, and AWS for Amazon--and are integrating generative Artificial Intelligence services into their platforms. The third largest contributor was TransDigm, a supplier of airplane components led by a highly respected management team. TransDigm saw success in both its Original Equipment Manufacturer and aftermarket business, with a pick-up in volumes and pricing.
Sector allocation detracted from relative performance, primarily in the financial and information technology sectors. The largest detractor from
Blue Chip Account’s performance was Charles Schwab, an owner operator-led asset gatherer that provides securities brokerage, banking, asset management and related financial services. Shares were under pressure in the spring around the regional bank failures, despite having different fundamentals that drive the company's deposit growth and withdrawals. The second largest detractor was life science business Danaher. Danaher spent most of the year working through destocking issues, as customers worked through extra inventory accumulated during the pandemic. This headwind has largely abated now. The third detractor was HEICO, a large manufacturer of FAA-approved jet engine and aircraft replacement parts. The company made a large acquisition this year, that complements its existing business.
Value of a $10,000 Investment* December 9, 2020 - December 31, 2023
1-Year Since Inception Inception Date
Class 3 Shares 39.09% 7.11% 12/9/20

Bond Market Index Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income. Under normal circumstances, the Fund uses a passive investment approach known as "sampling"
to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S.
Aggregate Bond Index (the "index") at the time of purchase. The index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products).
Overall, the portfolio slightly outperformed the benchmark during the past year. Top contributors included security specific impacts within investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and security specific impacts within mortgage-
backed securities.
Top detractors included slightly higher allocation compared to benchmark weight to U.S. Treasury securities, security specific impacts within government related credit, and security specific impacts within commercial mortgage-backed securities.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 5.51% 0.92% 1.57% 5/15/12

Core Plus Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities and mortgage-backed securities (securitized products); corporate bonds; and foreign securities, including emerging market securities.
The portfolio outperformed the Bloomberg U.S. Aggregate Bond Index over the last twelve months, driven by security selection within mortgage-
backed securities, security selection within investment grade corporate bonds, and an out-of-index allocation to below investment grade corporate bonds.
Factors that detracted from performance were duration positioning, an underweight allocation to investment grade corporate bonds, and security selection within emerging market debt.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 5.34% 1.61% 2.01% 12/18/87

Diversified Balanced Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal
Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments, including investments in smaller companies, and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
Equity markets rebounded in 2023 as the rapid pace of monetary tightening and inflation eased. Within equities, U.S. equities outperformed developed-ex U.S. equities, but both posted strong double-digit returns. U.S. large-cap equities led U.S. equities, followed by U.S. mid-cap and then U.S. small-cap equities. Core fixed income underperformed the strong equity returns, but still ended the year with a mid-single digit return.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 14.17% 7.63% 6.03% 5/1/17 12/30/09
Class 2 Shares 13.86% 7.37% 5.85% 12/30/09 –
Class 3 Shares 13.72% 7.21% 5.69% 12/9/20 12/30/09
^ The Fund uses a blended benchmark, Diversified Balanced Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Balanced Custom Index is composed of 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap
400 Index, and 4% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Managed Volatility Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes
(collectively, the "underlying funds"). It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
Equity markets rebounded in 2023 as the rapid pace of monetary tightening and inflation eased. Within equities, U.S. equities outperformed developed-ex U.S. equities, but both posted strong double-digit returns. U.S. large-cap equities led U.S. equities, followed by U.S. mid-cap and then U.S. small-cap equities. Core fixed income underperformed the strong equity returns, but still ended the year with a mid-single digit return.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 13.09% 6.92% 5.49% 10/31/13 –
Class 3 Shares 13.04% 6.78% 5.34% 12/9/20 10/31/13
^The Fund uses a blended benchmark, Diversified Balanced Managed Volatility Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Balanced Managed Volatility Custom Index is composed of 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7%
MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Volatility Control Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs")
of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the
"underlying funds"). The Fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures).
Equity markets rebounded in 2023 as the rapid pace of monetary tightening and inflation eased. Within equities, U.S. equities outperformed developed-ex U.S. equities, but both posted strong double-digit returns. U.S. large-cap equities led U.S. equities, followed by U.S. mid-cap and then U.S. small-cap equities. Core fixed income underperformed the strong equity returns, but still ended the year with a mid-single digit return.
Value of a $10,000 Investment* March 30, 2017 - December 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 13.08% 6.16% 5.15% 3/30/17 –
Class 3 Shares 12.83% 6.01% 5.00% 12/9/20 3/30/17
^The Fund uses a blended benchmark, Diversified Balanced Volatility Control Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Balanced Volatility Control Custom Index is composed of 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI
EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions.
Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Growth Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes
(collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
Equity markets rebounded in 2023 as the rapid pace of monetary tightening and inflation eased. Within equities, U.S. equities outperformed developed-ex U.S. equities, but both posted strong double-digit returns. U.S. large-cap equities led U.S. equities, followed by U.S. mid-cap and then U.S. small-cap equities. Core fixed income underperformed the strong equity returns, but still ended the year with a mid-single digit return.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 16.60% 9.24% 7.08% 12/30/09 –
Class 3 Shares 16.40% 9.07% 6.92% 12/9/20 12/30/09
^The Fund uses a blended benchmark, Diversified Growth Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Growth Custom Index is composed of 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap
400 Index, and 5% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Growth Managed Volatility Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-
Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-
income index underlying funds for intermediate duration fixed-income exposure.
Equity markets rebounded in 2023 as the rapid pace of monetary tightening and inflation eased. Within equities, U.S. equities outperformed developed-ex U.S. equities, but both posted strong double-digit returns. U.S. large-cap equities led U.S. equities, followed by U.S. mid-cap and then U.S. small-cap equities. Core fixed income underperformed the strong equity returns, but still ended the year with a mid-single digit return.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 15.60% 8.68% 6.62% 10/31/13 –
Class 3 Shares 15.37% 8.50% 6.46% 12/9/20 10/31/13
^The Fund uses a blended benchmark, Diversified Growth Managed Volatility Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Growth Managed Volatility Custom Index is composed of 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE
Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions.
Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Growth Volatility Control Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-
Traded Funds, and other fund complexes (collectively, the "underlying funds"). It also invests in cash and cash equivalents (as investments and/
or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures).
Equity markets rebounded in 2023 as the rapid pace of monetary tightening and inflation eased. Within equities, U.S. equities outperformed developed-ex U.S. equities, but both posted strong double-digit returns. U.S. large-cap equities led U.S. equities, followed by U.S. mid-cap and then U.S. small-cap equities. Core fixed income underperformed the strong equity returns, but still ended the year with a mid-single digit return.
Value of a $10,000 Investment* March 30, 2017 - December 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 15.33% 7.72% 6.37% 3/30/17 –
Class 3 Shares 15.19% 7.57% 6.23% 12/9/20 3/30/17
^The Fund uses a blended benchmark, Diversified Growth Volatility Control Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Growth Volatility Control Custom Index is composed of 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE
Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions.
Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts
Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). The Fund generally allocates approximately 35% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S.
investments and approximately 65% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
Equity markets rebounded in 2023 as the rapid pace of monetary tightening and inflation eased. Within equities, U.S. equities outperformed developed-ex U.S. equities, but both posted strong double-digit returns. U.S. large-cap equities led U.S. equities, followed by U.S. mid-cap and then U.S. small-cap equities. Core fixed income underperformed the strong equity returns, but still ended the year with a mid-single digit return.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 11.20% 5.43% 4.57% 5/15/12 –
Class 3 Shares 11.08% 5.26% 4.41% 12/9/20 5/15/12
^The Fund uses a blended benchmark, Diversified Income Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Income Custom Index is composed of 65% Bloomberg U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P MidCap
400 Index, and 3% S&P SmallCap 600 Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 Shares, adjusted for the fees and expenses of the share class shown.

Diversified International Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least
20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia,
Hong Kong, and Singapore); however, the fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size and style (growth or value).
Strong stock selection was witnessed in the United Kingdom, as well as in the financials and consumer staples sectors. Top performers included
3i Group, Novo Nordisk, and Renesas Electronics. 3i is a global leader in private equity has benefited from sales growth at their discount retailer
Action. Novo Nordisk, a Danish pharmaceutical company specializing in treatments for diabetes and obesity, benefited from strong demand for their GLP-1 drugs after announcing positive results from multiple drug trials showing additional health benefits. Renesas Electronics, a Japanese semiconductor company, outperformed from higher demand for automotive semiconductors as Oringial Equiment Manufacturers increased production during the last year.
On the other hand, negative attribution was seen in the energy and consumer discretionary sectors, as well as in Switzerland. AIA Group, Beijing
Oriental Yuhong Waterproof Technology, and the Li Ning Company led the underperformance during the last year. AIA Group, a Hong Kong insurer, experienced slower than expected recovery in China which continues to weigh on the business as travel flattened out over the recent quarter resulting in slower sales. However, with agent recruiting accelerating and the market under penetrated the slower new business sales do not reflect the sustainability of growth in this largely protection market. Beijing Oriental Yuhong Waterproof Technology, a Chinese construction materials company, experienced lower than expected construction volumes. However, industry consolidation is accelerating, and as the industry leader Yuhong's market share gain is accelerating. Li Ning, a Chinese apparel company, is experiencing a slower than expected recovery from the
COVID reopening which has required higher discounts resulting in lower margins. Li Ning’s product mix and rising popularity should contribute to market share growth with their presence on popular social media platforms.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 17.45% 8.01% 4.23% 5/2/94

Equity Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
KKR & Co. Inc. (KKR) contributed to performance as the company raised $54 billion over the trailing one year, none of which has come from their flagship strategies. Parker-Hannifin Corporation (PH) contributed to relative performance as the company saw strong sales and orders in their aerospace segment. PACCAR Inc. (PCAR) manufacturer of trucks under the Peterbilt, Kenworth, and DAF brands contributed to relative performance as the company picked up market share in both North America and Europe over the past year.
Not owning Meta Platforms Inc. (META) detracted from relative performance. Hormel Foods Corporation (HRL) detracted from relative performance as investors reacted negatively to the company’s investor day guidance which included increased investments that could weigh on near-term growth. First Republic Bank (FRC) detracted from relative results as the company came under deposit pressure following the collapse of Silicon Valley Bank and continued cash sorting by customers.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 11.22% 10.87% 9.22% 4/28/98 –
Class 2 Shares 10.93% 10.58% 8.94% 5/1/01 –
Class 3 Shares 11.00% 10.47% 8.82% 12/9/20 4/28/98
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 Shares, adjusted for the fees and expenses of the share class shown.

Global Emerging Markets Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund considers a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
The Asia ex-China region was the top performer over the last twelve months, led by positive stock selection in Taiwan and South Korea.
Outperformance in both Taiwan and South Korea largely came from positive stock selection in the information technology sector. Other notable contributors at the market level were Mexico, China, and Greece. An overweight position to financials drove outperformance in Mexico, industrials and financials accounted for gains in China, and gains in Greece came from the consumer discretionary sector. From a sector standpoint, information technology, industrials, and financials were the best performing. Gains in technology were led by positive stock selection in both the semiconductor and hardware industry groups. Outperformance in industrials came from positive stock selection in the capital goods and transportation industry groups, and financials was driven by positive stock selection in the insurance industry group.
All regions outperformed over the last twelve months but at the market level, Malaysia, South Africa, and Brazil were the worst performing.
Industrials drove losses in Malaysia, South African underperformance came from the materials sector, and weakness in Brazil came from negative stock selection in the energy and materials sectors. Energy and materials were the only sectors with negative relative performance during the last year. Losses in energy were primarily driven by an underweight position to Petrobras, up 100.4% and underperformance in materials came from the metals & mining industry group.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 12.53% 4.18% 2.17% 10/24/00

Government & High Quality Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody's. It maintains an average portfolio duration that is within
50% of the duration of the Bloomberg U.S. Agency Fixed-Rate MBS Index.
Fixed income markets remained under pressure for the majority of 2023 as central banks continued to pursue policies to reduce inflation. These policies, including continued increases of Federal Funds rate and continued quantitative tightening, led to higher rates across the curve over the year. Increased uncertainty regarding the Federal Reserve (Fed) terminal rate also led to increased interest rate volatility, relative to history.
Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2023. Refinancing risk is minimal, even for a substantial interest rate rally, and mortgages are nearly fully extended. The muted prepayment environment provides a stable and predictable cash flow stream for the sector. The technical environment was challenging in 2023. After a record amount of bank MBS demand in 2021-2022, banks have been modestly reducing exposure in 2023. The Fed continues to reduce U.S. Treasury (UST) and MBS balance sheet, the latter at a pace of only about $15 billion per month, largely due to normal amortization and coupon payments as opposed to not replacing refinancing.
Real estate investment trusts (REITs) have largely been on the sidelines as price/book value remains well below par. Money managers have been the marginal bid for MBS, and they increased mortgage allocations which absorbed relatively light supply and also helped to facilitate the liquidation of Silicon Valley Bank/Signature Bank portfolios through the Federal Deposit Insurance Corporation. With the challenging technical environment, mortgage spreads have also been volatile. On a year over year basis, measured from December 2022 to December 2023, Bloomberg
U.S. Agency Fixed Rate MBS Index spreads moved from 51 basis points (bps) to 47 bps, while reaching a low value of 36 bps in January 2023 and a peak value of 82 bps in October 2023. Current coupon spreads to UST 5/10yr saw similar volatility closing at 139 bps in December 2023 which compares to levels of 143 bps in December 2022 and a low of 119 bps in February 2023 and high of 194 bps in May 2023. Excess returns of the Bloomberg U.S. Agency Fixed Rate MBS Index were +68 basis points, the best outcome since 2013. In addition to attractive absolute spreads, MBS also are cheap to history relative to investment grade credit spreads.
The fund’s out-of-index allocation to the agency collateralized mortgage-backed securities sector (Agency CMO) was the primary largest contributor to performance for the year. The portfolio utilization of short-duration US Treasurys combined with select to-be-announced (TBA)
rolls contributed to performance for the year, along with out-of-index allocation longer dated Treasurys. The fund underweight position to the
15-year portion of the Bloomberg U.S. Agency Fixed Rate MBS Index also contributed to performance.
The fund’s relative duration versus the index was the primary detractor from performance for the year. Security selection/coupon allocation detracted from performance for the year as the fund maintained an underweight position to the lowest coupons in the Bloomberg U.S. Agency
Fixed Rate MBS Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). The fund underweight position to the 20-year portion of the Bloomberg U.S.
Agency Fixed Rate MBS Index also detracted from performance.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 4.64% -0.06% 1.01% 5/6/93

LargeCap Growth Account I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Brown Advisory, LLC, and T. Rowe Price Associates, Inc.
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Growth Index. The
Fund is non-diversified.
For the one-year period, T. Rowe Price Associates, Inc. (T. Rowe) outperformed the index. T. Rowe’s outperformance was due to an underweight to the consumer staples and industrials sector, as well as strong stock selection in the information technology sector. Brown Advisory, LLC’s
(Brown) performance was helped by strong stock selection within the information technology sector, as well as an underweight to the energy sector.
Brown underperformed the index over the past one-year period. Brown underperformed the index due to an overweight to the healthcare sector, an underweight to the information technology sector, and poor stock selection in the communication services sector. T. Rowe’s performance was hurt by an overweight to the healthcare and financials sectors, as well as poor stock selection within the healthcare sector.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 40.34% 15.66% 13.01% 6/1/94

LargeCap S&P 500 Index Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the Fund at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe.
During the twelve-month period ending in December 2023, LargeCap S&P 500 Index Account was in line with the S&P 500 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the index posted positive returns during the period with the communication services and information technology sectors providing the best return. NVIDIA, Meta Platforms, and Telsa contributed to fund performance for the twelve-month period ending December.
The utility and energy sectors recorded the worst returns during the period. SVB Financial Group, Signature Bank, and First Republic detracted from fund performance for the twelve-month period ending in December.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 25.97% 15.37% 11.72% 5/3/99 –
Class 2 Shares 25.68% 15.10% 11.44% 5/1/15 5/3/99
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 Shares, adjusted for the fees and expenses of the share class shown.

LargeCap S&P 500 Managed Volatility Index Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital, with an emphasis on managing volatility. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of each purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks.
During the twelve-month period ending in December 2023, LargeCap S&P 500 Managed Volatility Account was in line with the S&P 500 Index.
It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the index posted positive returns during the period with the communication services and information technology sectors providing the best return. NVIDIA, Meta Platforms, and Telsa contributed to fund performance for the twelve-month period ending December.
The utility and energy sectors recorded the worst returns during the period. SVB Financial Group, Signature Bank, and First Republic detracted from fund performance for the twelve-month period ending in December.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 23.67% 14.16% 10.75% 10/31/13

MidCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap Index.
In 2023, MidCap Account’s performance was helped by company selection, specifically in the industrials and financials sectors. Allocation also contributed. The top contributor was TransDigm, a supplier of airplane components led by a highly respected management team. TransDigm saw success in both its Original Equipment Manufacturer and aftermarket business, with a pick-up in volumes and pricing. Vehicle salvage and auction company Copart was the second largest contributor. Copart continued to gain share from its main competitor this past year. The third largest contributor was alternative asset manager KKR, a company with significant insider ownership of shares. KKR had fundraising success this past year and grew assets under management.
Selection in the real estate sector detracted from performance this past year relative to the benchmark, primarily due to weakness in tower company SBA Communications. The largest detractor was Dollar General, a general store retailer focused on rural and underserved markets.
Turnover in senior management created challenges for the company. The second largest detractor for the year was First Republic, who faced pressure in the spring around the failure of another California regional bank. Shares were sold in the portfolio soon after. The third largest detractor was life sciences business Agilent Technologies, a provider of lab instruments, analytics tools and diagnostics products. Agilent's business saw a spike in activity during the pandemic years, followed by a drop in instrument demand in subsequent years. Business finally started to normalize in the back half of the year.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 26.08% 15.60% 11.87% 12/18/87
Class 2 Shares 25.74% 15.31% 11.58% 9/9/09

Principal Capital Appreciation Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
Those managing the Fund's investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Broadcom Inc. (AVGO) aided results as the company benefitted from an Artificial Intelligence (AI)-driven rally along with other chip makers.
Fair Isaac Corporation (FICO) reported stronger than expected guidance for revenue growth and earnings. Deckers Outdoor Corporation (DECK)
contributed to results as their two largest brands, UGG and HOKA, remain strong, with revenues up 28% and 27% respectively.
FMC Corporation (FMC) detracted from performance on the year as volumes fell dramatically as customers adjusted inventories. NextEra
Energy (NEE) detracted from results as investors feared renewable demand had fallen off amid higher interest rates despite the company’s renewable business posting record renewable backlog growth of 3.2 gigawatts across wind, solar and storage in third quarter. Keurig Dr Pepper
Inc. (KDP) detracted from relative performance as their coffee business lagged.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 25.15% 16.03% 11.89% 4/28/98
Class 2 Shares 24.85% 15.74% 11.61% 11/6/01

Principal LifeTime 2020 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc.
("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the non-U.S. equity asset class contributed to performance for the year as the Diversified International, Overseas,
International Small Company, and Origin Emerging Markets investment options outperformed their indices. Asset class positioning contributed positively to performance for the year due to an overweight to U.S. equity and an underweight to fixed income across most vintages relative to the S&P target date indices. Manager performance within fixed income also contributed positively as the Short Term Income investment option, held only in the near-date vintages, along with the Core Fixed Income investment option outperformed their indices. An overweight to high yield bonds and U.S. midcap equities across the series contributed positively to performance for the one-year period. Within the U.S. equity asset class, the Midcap and SmallCap Value II investment option outperformed for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year. The utilization of diversified non-U.S. equity strategies as well as the inclusion of international small caps relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a negative style selection effect.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 12.26% 6.95% 5.34% 8/30/04

Principal LifeTime 2030 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc.
("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the non-U.S. equity asset class contributed to performance for the year as the Diversified International, Overseas,
International Small Company, and Origin Emerging Markets investment options outperformed their indices. Asset class positioning contributed positively to performance for the year due to an overweight to U.S. equity and an underweight to fixed income across most vintages relative to the S&P target date indices. Manager performance within fixed income also contributed positively as the Short Term Income investment option, held only in the near-date vintages, along with the Core Fixed Income investment option outperformed their indices. An overweight to high yield bonds and U.S. midcap equities across the series contributed positively to performance for the one-year period. Within the U.S. equity asset class, the Midcap and SmallCap Value II investment option outperformed for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year. The utilization of diversified non-U.S. equity strategies as well as the inclusion of international small caps relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a negative style selection effect.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 15.09% 8.64% 6.33% 8/30/04

Principal LifeTime 2040 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc.
("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the non-U.S. equity asset class contributed to performance for the year as the Diversified International, Overseas,
International Small Company, and Origin Emerging Markets investment options outperformed their indices. Asset class positioning contributed positively to performance for the year due to an overweight to U.S. equity and an underweight to fixed income across most vintages relative to the S&P target date indices. Manager performance within fixed income also contributed positively as the Short Term Income investment option, held only in the near-date vintages, along with the Core Fixed Income investment option outperformed their indices. An overweight to high yield bonds and U.S. midcap equities across the series contributed positively to performance for the one-year period. Within the U.S. equity asset class, the Midcap and SmallCap Value II investment option outperformed for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year. The utilization of diversified non-U.S. equity strategies as well as the inclusion of international small caps relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a negative style selection effect.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 18.27% 10.10% 7.16% 8/30/04

Principal LifeTime 2050 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc.
("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the non-U.S. equity asset class contributed to performance for the year as the Diversified International, Overseas,
International Small Company, and Origin Emerging Markets investment options outperformed their indices. Asset class positioning contributed positively to performance for the year due to an overweight to U.S. equity and an underweight to fixed income across most vintages relative to the S&P target date indices. Manager performance within fixed income also contributed positively as the Short Term Income investment option, held only in the near-date vintages, along with the Core Fixed Income investment option outperformed their indices. An overweight to high yield bonds and U.S. midcap equities across the series contributed positively to performance for the one-year period. Within the U.S. equity asset class, the Midcap and SmallCap Value II investment option outperformed for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year. The utilization of diversified non-U.S. equity strategies as well as the inclusion of international small caps relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a negative style selection effect.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 20.38% 11.02% 7.68% 8/30/04

Principal LifeTime 2060 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc.
("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the non-U.S. equity asset class contributed to performance for the year as the Diversified International, Overseas,
International Small Company, and Origin Emerging Markets investment options outperformed their indices. Asset class positioning contributed positively to performance for the year due to an overweight to U.S. equity and an underweight to fixed income across most vintages relative to the S&P target date indices. Manager performance within fixed income also contributed positively as the Short Term Income investment option, held only in the near-date vintages, along with the Core Fixed Income investment option outperformed their indices. An overweight to high yield bonds and U.S. midcap equities across the series contributed positively to performance for the one-year period. Within the U.S. equity asset class, the Midcap and SmallCap Value II investment option outperformed for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year. The utilization of diversified non-U.S. equity strategies as well as the inclusion of international small caps relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a negative style selection effect.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 20.28% 11.32% 7.73% 5/1/13

Principal LifeTime Strategic Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Active management within the non-U.S. equity asset class contributed to performance for the year as the Diversified International, Overseas,
International Small Company, and Origin Emerging Markets investment options outperformed their indices. Asset class positioning contributed positively to performance for the year due to an overweight to U.S. equity and an underweight to fixed income relative to the S&P target date index. Manager performance within fixed income also contributed positively as both the Short Term Income and Core Fixed Income investment options outperformed their indices. An overweight to high yield bonds and U.S. midcap equities across the series contributed positively to performance for the one-year period. Within the U.S. equity asset class, the Midcap and SmallCap Value II investment option outperformed for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date index detracted from performance for the year. The utilization of diversified non-U.S. equity strategies as well as the inclusion of international small caps relative to the developed non-U.S. equity exposure of the S&P Target Date index, provided for a negative style selection effect.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 10.79% 4.54% 3.64% 8/30/04

Real Estate Securities Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. It is non-diversified.
Within U.S. apartments, our preference for coastal over Sunbelt apartment Real Estate Investment Trusts (REITs) contributed, with continued
concerns regarding elevated supply in the latter market. Overweights to U.S. senior housing REITs demonstrating improving operating metrics also aided as did an underweight to the net lease sector that was hurt by higher bond yields.
Detraction came mainly from an underweight to the more cyclical retail and hotel sectors which benefitted from rising soft landing expectations.
Industrial selection also impacted negatively given the portfolio’s exposure to Southern California that was hurt by a port strike as well as decelerating rent growth trends.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 13.33% 8.52% 8.71% 5/1/98
Class 2 Shares 13.01% 8.24% 8.44% 1/8/07

SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds,
Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds ("underlying funds"). It generally invests between 40% and
80% of its assets in equity funds, and less than 30% in any one equity fund.
The portfolio's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. mid cap equities aided performance for the period. Lastly, security selection in
U.S. mega cap equities positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor to performance for the period. In addition, the portfolio's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the period. Lastly, security selection in U.S. large cap growth equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 16.00% 8.12% 6.23% 6/3/97
Class 2 Shares 15.65% 7.84% 5.96% 11/6/01
^The Fund uses a blended benchmark, SAM Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives.
SAM Balanced Blended Index is composed of 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The Fund operates as a fund of funds. It generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The Fund generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. mid cap equities aided performance for the period. Lastly, security selection in
U.S. mega cap equities positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor to performance for the period. In addition, security selection in U.S. large cap growth equities hindered performance for the period. Lastly, the portfolio's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 11.97% 5.95% 4.87% 4/23/98
Class 2 Shares 11.80% 5.70% 4.62% 11/6/01
^The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Balanced Blended Index is composed of 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE
Index NTR. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Fund operates as a fund of funds. It generally invests between 0% and 40%
of its assets in fixed-income funds, and less than 30% in any one fixed-income fund. The Fund generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than
20% in any one specialty fund.
The portfolio's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. mid cap equities aided performance for the period. Lastly, security selection in
U.S. mega cap equities positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor to performance for the period. In addition, the portfolio's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the period. Lastly, security selection in U.S. large cap growth equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 19.37% 10.12% 7.49% 6/3/97
Class 2 Shares 19.05% 9.83% 7.22% 11/6/01
^The Fund uses a blended benchmark, SAM Conservative Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Growth Blended Index is composed of 60% Russell 3000 Index, 20% Bloomberg U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NTR.
Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Flexible Income Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Fund operates as a fund of funds. It generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund. The Fund generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the period. In addition, the portfolio's allocation in U.S. fixed income, especially the portfolio's shorter duration credit, aided performance for the period. Lastly, security selection in U.S. fixed income positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor to performance for the period. In addition, relative to the benchmark, the portfolio's tactical allocation of underweight to equity hindered performance for the period. Lastly, security selection in U.S. large cap growth equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 9.37% 4.29% 3.92% 9/9/97
Class 2 Shares 9.21% 4.05% 3.67% 11/6/01
^
The Fund uses a blended benchmark, SAM Flexible Income Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Flexible Income Blended Index is composed of 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000, and 5% MSCI EAFE Index NTR.
Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Fund operates as a fund of funds. It generally invests between 75% and
100% of its assets in equity funds, and less than 50% in any one equity fund. The Fund invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. mega cap equities aided performance for the period. Lastly, security selection in U.S. mid cap equities positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor to performance for the period. In addition, the portfolio's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the period. Lastly, the portfolio's allocation to emerging market equities, which underperformed their developed ex-
U.S. counterparts, negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 21.86% 11.78% 8.26% 6/3/97
Class 2 Shares 21.58% 11.50% 7.99% 11/6/01
^The Fund uses a blended benchmark, SAM Strategic Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Strategic Growth Blended Index is composed of 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Short-Term Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It invests in foreign securities.
Key positive contributors include out of benchmark allocation to other Asset- Backed Securities (ABS), out of benchmark allocation to non-
agency Commercial Mortgage-Backed Securities (CMBS), issue selection in communications, issue selection in banking, and underweight to surpranational.
Key negative detractors include underweight to banking, out of benchmark allocation to US treasuries, underweight to finance companies, issue selection in finance companies, and underweight to Real Estate Investment Trusts (REITs).
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 5.60% 1.84% 1.72% 1/12/94

SmallCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index.
Modine Manufacturing, which produces a variety of thermal management products for a diverse set of end markets, outperformed following strong quarterly results while raising their full-year outlook. Results benefited from pricing actions and healthy end market demand. Manhattan
Associates, a provider of supply chain management software, outperformed as the most recent quarterly results showed that supply chain software demand remains strong while the transition to a cloud-based and subscription business model is progressing well. Taylor Morrison Home, a single-
family homebuilder, outperformed amid a stabilization in mortgage rates and related improvement in home-buyer demand indicators. Trex, a leading manufacturer of wood-alternative decking and related products for residential markets, reported better-than-expected quarterly earnings driven by strong customer demand and continued cost reduction. The company also provided a favorable outlook amid fading headwinds from inventory destocking and rising interest rates. Seagen, a biotechnology company focused on the development and commercialization of therapies in oncology, outperformed following Pfizer’s (PFE) announcing their agreement to acquire the company in an all-cash offer.
Concentrix, a provider of customer service outsourcing services, underperformed amid the announcement of the sizable acquisition of Webhelp, which will increase leverage and is set to close by the end of 2023. Additionally, concerns about the potential negative impacts that the recent artificial intelligence advancements could have on demand for their services weighed on the shares. Darling Ingredients, which engages in the refinement of edible and inedible bio-nutrients, underperformed following a preliminary U.S. Environmental Protection Agency (EPA) proposal that would likely reduce profitability within Darling’s Diamond Green Diesel joint venture which focuses on biodiesel. An absence of exposure in the second quarter of 2023 to Super Micro, a provider of high-performance server and storage systems, negatively impacted negative performance as the company was up over 100% amid recent artificial intelligence advancements that are boosting demand for its accelerated compute platforms.
Beauty Health, an aesthetics-focused company, underperformed amid concerns related to possible additional COVID shutdowns in China and fears around the durability of consumer discretionary spending. Revance Therapeutics, a clinical stage biopharmaceutical company which engages in the development, manufacture, and commercialization of a novel botulinum toxin product for several aesthetic and therapeutic uses, underperformed during the year following worse-than-expected pricing sensitivity by consumers to their premium long lasting botox product.
Value of a $10,000 Investment* December 31, 2013 - December 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 15.53% 11.39% 7.81% 5/1/98 –
Class 2 Shares 15.39% 11.13% 7.55% 2/17/15 5/1/98
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 Shares, adjusted for the fees and expenses of the share class shown.

U.S. LargeCap Buffer April Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
No performance information is shown below because the Fund has not yet had a calendar year of performance.
What contributed to or detracted from Fund performance during the fiscal year?
The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-
month period.
The Principal Variable Contracts Funds, Inc. U.S. LargeCap Buffer portfolios are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The portfolio uses a combination of exchange traded funds (“ETFs”) and options to accomplish this objective. The out-of-the-money put and ETF holdings contributed to performance.
The at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is inline with our expectations.
Note that intra-period performance may differ in an unpredictable way from full period performance.
Value of a $10,000 Investment* March 29, 2023 - December 31, 2023

U.S. LargeCap Buffer January Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-
month period.
The Principal Variable Contracts Funds, Inc. U.S. LargeCap Buffer portfolios are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The portfolio uses a combination of exchange traded funds (“ETFs”) and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep in-the-money call contributed to performance.
The at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is inline with our expectations.
Note that intra-period performance may differ in an unpredictable way from full period performance.
Value of a $10,000 Investment* December 28, 2022 - December 31, 2023
1-Year Since Inception Inception Date
Class 2 Shares 19.42% 19.25% 12/28/22

U.S. LargeCap Buffer July Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index, while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Index losses, over a twelve-month period.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds ("ETFs") and options that reference the S&P 500 Price Return Index (the "Index") at the time of each purchase.
The Principal Variable Contracts Funds, Inc. U.S. LargeCap Buffer portfolios are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The portfolio uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put and ETF holdings contributed to performance.
The at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is inline with our expectations.
Note that intra-period performance may differ in an unpredictable way from full period performance.
Value of a $10,000 Investment* June 29, 2022 - December 31, 2023
1-Year Since Inception Inception Date
Class 2 Shares 18.23% 13.19% 6/29/22

U.S. LargeCap Buffer October Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (the “Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-
month period.
The Principal Variable Contracts Funds, Inc. U.S. LargeCap Buffer portfolios are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The portfolio uses a combination of exchange-traded funds ("ETFs") and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep in-the-money call contributed to performance.
The at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is inline with our expectations.
Note that intra-period performance may differ in an unpredictable way from full period performance.
Value of a $10,000 Investment* September 29, 2022 - December 31, 2023
1-Year Since Inception Inception Date
Class 2 Shares 19.45% 20.05% 9/29/22

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ................................................................
$ 13,372 $ 2,635,219 $ 216,551
Investment in affiliated Funds--at cost ..........................................................
$ 110 $ 55,756 $ 2,381
Assets
Investment in securities--at value  ................................................................ $ 16,097 $ 2,422,375
(a)
$ 207,216
(a)
Investment in affiliated Funds--at value ........................................................... 110 55,756 2,381
Cash ............................................................................................... – 20 16
Deposits with counterparty ........................................................................ – – 8
Receivables:
Dividends and interest ....................................................................... 9 15,932 1,354
Fund shares sold ............................................................................. – 191 306
Investment securities sold ................................................................... – 13,442 1,620
Variation margin on futures ................................................................. – – 18
Variation margin on swaps .................................................................. – – 3
Total Assets   16,216 2,507,716 212,922
Liabilities
Accrued management and investment advisory fees .............................................. 8 286 79
Accrued distribution fees .......................................................................... 3 – –
Accrued service fees .............................................................................. 2 – –
Accrued custodian fees ............................................................................ 1 – –
Accrued directors' expenses ....................................................................... – 13 1
Accrued professional fees ......................................................................... 5 2 5
Accrued other expenses ........................................................................... – 20 5
Deposits from counterparty ....................................................................... – 25 –
Payables:
Fund shares redeemed ....................................................................... 1 1,322 156
Investment securities purchased ............................................................ – 48,977 12,954
Variation margin on futures ................................................................. – – 9
Collateral obligation on securities loaned, at value ............................................... – 16,792 442
Total Liabilities
20 67,437 13,651
Net Assets Applicable to Outstanding Shares ..................................................
$ 16,196 $ 2,440,279 $ 199,271
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 14,565 $ 2,679,797 $ 224,649
Total distributable earnings (accumulated loss) ...................................................
1,631 (239,518) (25,378)
Total Net Assets
$ 16,196 $ 2,440,279 $ 199,271
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 2,440,279 $ 199,271
Shares Issued and Outstanding .............................................................. 259,633 20,691
Net Asset Value per share ...................................................................
$ 9 .40 $ 9 .63
Class 3 : Net Assets ................................................................................ $ 16,196 N/A N/A
Shares Issued and Outstanding .............................................................. 1,324
Net Asset Value per share ...................................................................
$ 12 .24
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Investment in securities--at cost ................................................................
$ – $ – $ 41,549
Investment in affiliated Funds--at cost ..........................................................
$ 576,794 $ 122,457 $ 196,982
Assets
Investment in securities--at value  ................................................................ $ – $ – $ 48,141
Investment in affiliated Funds--at value ........................................................... 737,378 134,166 193,297
Receivables:
Expense reimbursement from Manager ..................................................... – 1 –
Fund shares sold ............................................................................. 1 – 39
Investment securities sold ................................................................... 140 17 –
Total Assets   737,519 134,184 241,477
Liabilities
Accrued management and investment advisory fees .............................................. 31 6 24
Accrued distribution fees .......................................................................... 148 28 50
Accrued directors' expenses ....................................................................... 4 1 1
Accrued professional fees ......................................................................... 4 4 4
Payables:
Fund shares redeemed ....................................................................... 142 17 –
Investment securities purchased ............................................................ – – 76
Total Liabilities
329 56 155
Net Assets Applicable to Outstanding Shares ..................................................
$ 737,190 $ 134,128 $ 241,322
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 544,182 $ 115,854 $ 232,100
Total distributable earnings (accumulated loss) ...................................................
193,008 18,274 9,222
Total Net Assets
$ 737,190 $ 134,128 $ 241,322
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 33,872 N/A N/A
Shares Issued and Outstanding .............................................................. 2,384
Net Asset Value per share ...................................................................
$ 14 .21
Class 2 : Net Assets ................................................................................ $ 701,248 $ 134,117 $ 241,311
Shares Issued and Outstanding .............................................................. 49,178 11,489 20,702
Net Asset Value per share ...................................................................
$ 14 .26 $ 11 .67 $ 11 .66
Class 3 : Net Assets ................................................................................ $ 2,070 $ 11 $ 11
Shares Issued and Outstanding .............................................................. 147 1 1
Net Asset Value per share ...................................................................
$ 14 .05 $ 11 .62 $ 11 .63

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Investment in securities--at cost ................................................................
$ – $ – $ 249,968
Investment in affiliated Funds--at cost ..........................................................
$ 2,246,446 $ 252,911 $ 1,127,390
Assets
Investment in securities--at value  ................................................................ $ – $ – $ 287,409
Investment in affiliated Funds--at value ........................................................... 3,078,035 293,530 1,153,780
Receivables:
Dividends and interest ....................................................................... – – 2
Fund shares sold ............................................................................. 1,021 – 475
Investment securities sold ................................................................... 3,068 432 –
Total Assets   3,082,124 293,962 1,441,666
Liabilities
Accrued management and investment advisory fees .............................................. 130 12 144
Accrued distribution fees .......................................................................... 648 62 299
Accrued directors' expenses ....................................................................... 16 2 7
Accrued professional fees ......................................................................... 4 4 4
Accrued other expenses ........................................................................... 2 – 1
Payables:
Fund shares redeemed ....................................................................... 4,088 432 –
Investment securities purchased ............................................................ – – 861
Total Liabilities
4,888 512 1,316
Net Assets Applicable to Outstanding Shares ..................................................
$ 3,077,236 $ 293,450 $ 1,440,350
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,113,953 $ 236,895 $ 1,331,851
Total distributable earnings (accumulated loss) ...................................................
963,283 56,555 108,499
Total Net Assets
$ 3,077,236 $ 293,450 $ 1,440,350
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 3,076,955 $ 293,439 $ 1,440,339
Shares Issued and Outstanding .............................................................. 177,396 23,311 115,959
Net Asset Value per share ...................................................................
$ 17 .35 $ 12 .59 $ 12 .42
Class 3 : Net Assets ................................................................................ $ 281 $ 11 $ 11
Shares Issued and Outstanding .............................................................. 16 1 1
Net Asset Value per share ...................................................................
$ 17 .18 $ 12 .52 $ 12 .39

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ................................................................
$ – $ 199,784 $ 333,383
Investment in affiliated Funds--at cost ..........................................................
$ 230,472 $ 1,831 $ 13,239
Foreign currency--at cost ........................................................................
$ – $ 228 $ –
Assets
Investment in securities--at value  ................................................................ $ – $ 253,806 $ 649,555
(a)
Investment in affiliated Funds--at value ........................................................... 247,119 1,831 13,239
Foreign currency--at value ........................................................................ – 227 –
Receivables:
Dividends and interest ....................................................................... – 716 1,929
Fund shares sold ............................................................................. – 36 68
Investment securities sold ................................................................... 29 1 1,128
Total Assets   247,148 256,617 665,919
Liabilities
Accrued management and investment advisory fees .............................................. 10 180 263
Accrued distribution fees .......................................................................... 52 – 14
Accrued directors' expenses ....................................................................... 1 1 4
Accrued foreign tax ............................................................................... – 218 –
Accrued professional fees ......................................................................... 4 2 3
Accrued other expenses ........................................................................... – 22 13
Payables:
Fund shares redeemed ....................................................................... 28 119 618
Collateral obligation on securities loaned, at value ............................................... – – 2
Total Liabilities
95 542 917
Net Assets Applicable to Outstanding Shares ..................................................
$ 247,053 $ 256,075 $ 665,002
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 221,425 $ 201,115 $ 323,148
Total distributable earnings (accumulated loss) ...................................................
25,628 54,960 341,854
Total Net Assets
$ 247,053 $ 256,075 $ 665,002
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 256,075 $ 598,294
Shares Issued and Outstanding .............................................................. 16,530 21,751
Net Asset Value per share ...................................................................
$ 15 .49 $ 27 .51
Class 2 : Net Assets ................................................................................ $ 246,966 N/A $ 65,603
Shares Issued and Outstanding .............................................................. 19,644 2,420
Net Asset Value per share ...................................................................
$ 12 .57 $ 27 .11
Class 3 : Net Assets ................................................................................ $ 87 N/A $ 1,105
Shares Issued and Outstanding .............................................................. 7 41
Net Asset Value per share ...................................................................
$ 12 .93 $ 27 .24
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Global Emerging
Markets Account
Government & High
Quality Bond Account
LargeCap Growth
Account I
Investment in securities--at cost ................................................................
$ 58,733 $ 142,683 $ 374,328
Investment in affiliated Funds--at cost ..........................................................
$ 1,063 $ 1,693 $ 14,881
Foreign currency--at cost ........................................................................
$ 21 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 66,631 $ 132,859 $ 564,561
(a)
Investment in affiliated Funds--at value ........................................................... 1,063 1,693 14,881
Foreign currency--at value ........................................................................ 20 – –
Cash ............................................................................................... 2 – –
Deposits with counterparty ........................................................................ – 285 189
Receivables:
Dividends and interest ....................................................................... 167 377 416
Expense reimbursement from Manager ..................................................... – – 4
Fund shares sold ............................................................................. 3 59 82
Investment securities sold ................................................................... 3 1,361 362
Prepaid expenses ..................................................................................
2 – –
Total Assets   67,891 136,634 580,495
Liabilities
Accrued management and investment advisory fees .............................................. 56 51 332
Accrued directors' expenses ....................................................................... – 1 2
Accrued foreign tax ............................................................................... 375 – –
Accrued professional fees ......................................................................... – 5 3
Accrued other expenses ........................................................................... 20 2 6
Cash overdraft ..................................................................................... – 3 –
Payables:
Fund shares redeemed ....................................................................... 33 34 60
Investment securities purchased ............................................................ – 14,822 –
Variation margin on futures ................................................................. – 8 10
Collateral obligation on securities loaned, at value ............................................... – – 10
Total Liabilities
484 14,926 423
Net Assets Applicable to Outstanding Shares ..................................................
$ 67,407 $ 121,708 $ 580,072
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 62,712 $ 151,844 $ 363,828
Total distributable earnings (accumulated loss) ...................................................
4,695 (30,136) 216,244
Total Net Assets
$ 67,407 $ 121,708 $ 580,072
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 67,407 $ 121,708 $ 580,072
Shares Issued and Outstanding .............................................................. 4,590 14,462 14,352
Net Asset Value per share ...................................................................
$ 14 .69 $ 8 .42 $ 40 .42
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ................................................................
$ 1,443,712 $ 90,171 $ 375,780
Investment in affiliated Funds--at cost ..........................................................
$ 37,544 $ 11,370 $ 781
Assets
Investment in securities--at value  ................................................................ $ 2,748,963 $ 166,441 $ 612,250
(a)
Investment in affiliated Funds--at value ........................................................... 37,544 11,370 781
Cash ............................................................................................... – – 9
Deposits with counterparty ........................................................................ – 925 –
Receivables:
Dividends and interest ....................................................................... 2,752 198 99
Fund shares sold ............................................................................. 355 – 6
Investment securities sold ................................................................... – 144 2,628
Total Assets   2,789,614 179,078 615,773
Liabilities
Accrued management and investment advisory fees .............................................. 467 52 274
Accrued distribution fees .......................................................................... 11 – 9
Accrued directors' expenses ....................................................................... 15 1 3
Accrued professional fees ......................................................................... 3 3 3
Accrued other expenses ........................................................................... 14 7 2
Payables:
Fund shares redeemed ....................................................................... 1,517 200 77
Investment securities purchased ............................................................ – – 589
Options and swaptions contracts written  (premiums received $ 0 , $ 448 and $ 0 ) ........... – 330 –
Variation margin on futures ................................................................. 96 10 –
Collateral obligation on securities loaned, at value ............................................... – – 86
Total Liabilities
2,123 603 1,043
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,787,491 $ 178,475 $ 614,730
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,288,723 $ 93,430 $ 320,739
Total distributable earnings (accumulated loss) ...................................................
1,498,768 85,045 293,991
Total Net Assets
$ 2,787,491 $ 178,475 $ 614,730
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 2,735,181 $ 178,475 $ 573,406
Shares Issued and Outstanding .............................................................. 125,862 11,189 9,098
Net Asset Value per share ...................................................................
$ 21 .73 $ 15 .95 $ 63 .02
Class 2 : Net Assets ................................................................................ $ 52,310 N/A $ 41,324
Shares Issued and Outstanding .............................................................. 2,455 667
Net Asset Value per share ...................................................................
$ 21 .30 $ 61 .99
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Investment in securities--at cost ................................................................
$ 90,465 $ – $ –
Investment in affiliated Funds--at cost ..........................................................
$ 1,040 $ 148,980 $ 263,113
Assets
Investment in securities--at value  ................................................................ $ 182,146
(a)
$ – $ –
Investment in affiliated Funds--at value ........................................................... 1,040 152,078 276,065
Receivables:
Dividends and interest ....................................................................... 275 198 275
Fund shares sold ............................................................................. 5 69 52
Investment securities sold ................................................................... 181 – –
Total Assets   183,647 152,345 276,392
Liabilities
Accrued management and investment advisory fees .............................................. 96 – –
Accrued distribution fees .......................................................................... 10 – –
Accrued directors' expenses ....................................................................... 1 1 1
Accrued professional fees ......................................................................... 3 4 4
Accrued other expenses ........................................................................... 3 – –
Payables:
Fund shares redeemed ....................................................................... 158 47 26
Investment securities purchased ............................................................ – 220 301
Collateral obligation on securities loaned, at value ............................................... 51 – –
Total Liabilities
322 272 332
Net Assets Applicable to Outstanding Shares ..................................................
$ 183,325 $ 152,073 $ 276,060
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 84,753 $ 143,204 $ 254,326
Total distributable earnings (accumulated loss) ...................................................
98,572 8,869 21,734
Total Net Assets
$ 183,325 $ 152,073 $ 276,060
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 134,161 $ 152,073 $ 276,060
Shares Issued and Outstanding .............................................................. 3,800 12,170 21,310
Net Asset Value per share ...................................................................
$ 35 .30 $ 12 .50 $ 12 .95
Class 2 : Net Assets ................................................................................ $ 49,164 N/A N/A
Shares Issued and Outstanding .............................................................. 1,423
Net Asset Value per share ...................................................................
$ 34 .55
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Investment in affiliated Funds--at cost ..........................................................
$ 139,999 $ 64,953 $ 20,321
Assets
Investment in affiliated Funds--at value ........................................................... $ 150,895 $ 70,707 $ 21,436
Receivables:
Dividends and interest ....................................................................... 67 7 2
Fund shares sold ............................................................................. 164 113 30
Total Assets   151,126 70,827 21,468
Liabilities
Accrued directors' expenses ....................................................................... 1 – –
Accrued professional fees ......................................................................... 4 4 4
Payables:
Fund shares redeemed ....................................................................... 1 – –
Investment securities purchased ............................................................ 230 119 32
Total Liabilities
236 123 36
Net Assets Applicable to Outstanding Shares ..................................................
$ 150,890 $ 70,704 $ 21,432
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 135,150 $ 62,747 $ 19,702
Total distributable earnings (accumulated loss) ...................................................
15,740 7,957 1,730
Total Net Assets
$ 150,890 $ 70,704 $ 21,432
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 100,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 150,890 $ 70,704 $ 21,432
Shares Issued and Outstanding .............................................................. 9,089 4,389 1,367
Net Asset Value per share ...................................................................
$ 16 .60 $ 16 .11 $ 15 .67

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 133,991 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 58,050 $ 226 $ 498,566
Assets
Investment in securities--at value  ................................................................ $ – $ 153,351 $ –
Investment in affiliated Funds--at value ........................................................... 55,864 226 590,414
Receivables:
Dividends and interest ....................................................................... 85 801 733
Fund shares sold ............................................................................. 8 23 185
Investment securities sold ................................................................... – 213 –
Total Assets   55,957 154,614 591,332
Liabilities
Accrued management and investment advisory fees .............................................. – 101 114
Accrued distribution fees .......................................................................... – 2 30
Accrued directors' expenses ....................................................................... – 1 3
Accrued professional fees ......................................................................... 5 3 4
Accrued other expenses ........................................................................... – 1 –
Payables:
Fund shares redeemed ....................................................................... 8 81 50
Investment securities purchased ............................................................ 86 66 547
Total Liabilities
99 255 748
Net Assets Applicable to Outstanding Shares ..................................................
$ 55,858 $ 154,359 $ 590,584
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 56,652 $ 127,248 $ 493,877
Total distributable earnings (accumulated loss) ...................................................
(794) 27,111 96,707
Total Net Assets
$ 55,858 $ 154,359 $ 590,584
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 55,858 $ 143,715 $ 449,622
Shares Issued and Outstanding .............................................................. 5,062 7,933 32,647
Net Asset Value per share ...................................................................
$ 11 .03 $ 18 .12 $ 13 .77
Class 2 : Net Assets ................................................................................ N/A $ 10,644 $ 140,962
Shares Issued and Outstanding .............................................................. 586 10,423
Net Asset Value per share ...................................................................
$ 18 .15 $ 13 .52

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 150,297 $ 305,006 $ 131,735
Assets
Investment in affiliated Funds--at value ........................................................... $ 165,353 $ 386,345 $ 136,017
Receivables:
Dividends and interest ....................................................................... 239 339 218
Fund shares sold ............................................................................. 18 111 23
Investment securities sold ................................................................... 107 1,198 43
Total Assets   165,717 387,993 136,301
Liabilities
Accrued management and investment advisory fees .............................................. 32 75 26
Accrued distribution fees .......................................................................... 7 38 8
Accrued directors' expenses ....................................................................... 1 2 1
Accrued professional fees ......................................................................... 4 4 6
Payables:
Fund shares redeemed ....................................................................... 125 1,308 66
Investment securities purchased ............................................................ 175 106 163
Total Liabilities
344 1,533 270
Net Assets Applicable to Outstanding Shares ..................................................
$ 165,373 $ 386,460 $ 136,031
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 151,664 $ 309,305 $ 138,429
Total distributable earnings (accumulated loss) ...................................................
13,709 77,155 (2,398)
Total Net Assets
$ 165,373 $ 386,460 $ 136,031
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 133,470 $ 205,429 $ 99,003
Shares Issued and Outstanding .............................................................. 12,075 10,473 9,210
Net Asset Value per share ...................................................................
$ 11 .05 $ 19 .62 $ 10 .75
Class 2 : Net Assets ................................................................................ $ 31,903 $ 181,031 $ 37,028
Shares Issued and Outstanding .............................................................. 2,939 9,425 3,495
Net Asset Value per share ...................................................................
$ 10 .86 $ 19 .21 $ 10 .59

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ................................................................
$ – $ 134,467 $ 143,023
Investment in affiliated Funds--at cost ..........................................................
$ 318,023 $ 3,770 $ 1,302
Assets
Investment in securities--at value  ................................................................ $ – $ 131,540
(a)
$ 175,941
(a)
Investment in affiliated Funds--at value ........................................................... 399,934 3,770 1,302
Deposits with counterparty ........................................................................ – 167 –
Receivables:
Dividends and interest ....................................................................... 258 765 159
Fund shares sold ............................................................................. 125 20 21
Investment securities sold ................................................................... 43 – –
Variation margin on futures ................................................................. – 10 –
Total Assets   400,360 136,272 177,423
Liabilities
Accrued management and investment advisory fees .............................................. 78 47 121
Accrued distribution fees .......................................................................... 41 – 2
Accrued directors' expenses ....................................................................... 2 1 1
Accrued professional fees ......................................................................... 4 5 5
Accrued other expenses ........................................................................... – 3 2
Payables:
Fund shares redeemed ....................................................................... 168 40 53
Collateral obligation on securities loaned, at value ............................................... – 252 1,414
Total Liabilities
293 348 1,598
Net Assets Applicable to Outstanding Shares ..................................................
$ 400,067 $ 135,924 $ 175,825
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 320,022 $ 136,036 $ 139,095
Total distributable earnings (accumulated loss) ...................................................
80,045 (112) 36,730
Total Net Assets
$ 400,067 $ 135,924 $ 175,825
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 203,367 $ 135,924 $ 166,600
Shares Issued and Outstanding .............................................................. 8,889 54,281 11,090
Net Asset Value per share ...................................................................
$ 22 .88 $ 2 .50 $ 15 .02
Class 2 : Net Assets ................................................................................ $ 196,700 N/A $ 9,225
Shares Issued and Outstanding .............................................................. 8,771 620
Net Asset Value per share ...................................................................
$ 22 .43 $ 14 .88
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap Buffer
April Account
U.S. LargeCap Buffer
January Account
U.S. LargeCap Buffer
July Account
Investment in securities--at cost ................................................................
$ 21,437 $ 27,464 $ 77,043
Investment in affiliated Funds--at cost ..........................................................
$ 14 $ – $ 50
Assets
Investment in securities--at value  ................................................................ $ 23,447 $ 29,060 $ 80,168
Investment in affiliated Funds--at value ........................................................... 14 – 50
Cash ............................................................................................... – 15,302 –
Receivables:
Dividends and interest ....................................................................... 9 6 38
Expense reimbursement from Manager ..................................................... 1 – 2
Fund shares sold ............................................................................. 11 31,456 –
Investment securities sold ................................................................... – 5,942 953
Total Assets   23,482 81,766 81,211
Liabilities
Accrued management and investment advisory fees .............................................. 13 8 54
Accrued distribution fees .......................................................................... 5 3 19
Accrued professional fees ......................................................................... 5 5 5
Accrued other expenses ........................................................................... 1 – 1
Payables:
Fund shares redeemed ....................................................................... 234 1,218 24,824
Interfund borrowing ......................................................................... – – 850
Investment securities purchased ............................................................ – 21,255 141
Options and swaptions contracts written  (premiums received $ 851 , $ 947 and $ 2,213 ) .... 494 944 1,088
Total Liabilities
752 23,433 26,982
Net Assets Applicable to Outstanding Shares ..................................................
$ 22,730 $ 58,333 $ 54,229
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 20,382 $ 56,792 $ 49,106
Total distributable earnings (accumulated loss) ...................................................
2,348 1,541 5,123
Total Net Assets
$ 22,730 $ 58,333 $ 54,229
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 22,730 $ 58,333 $ 54,229
Shares Issued and Outstanding .............................................................. 2,295 5,793 4,647
Net Asset Value per share ...................................................................
$ 9 .90 $ 10 .07 $ 11 .67

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap Buffer
October Account
Investment in securities--at cost ............................................................................................................................
$ 19,462
Investment in affiliated Funds--at cost ......................................................................................................................
$ 662
Assets
Investment in securities--at value  ............................................................................................................................ $ 22,252
Investment in affiliated Funds--at value ....................................................................................................................... 662
Receivables:
Dividends and interest ................................................................................................................................... 10
Expense reimbursement from Manager ................................................................................................................. 1
Investment securities sold ............................................................................................................................... 12
Total Assets   22,937
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 13
Accrued distribution fees ...................................................................................................................................... 5
Accrued professional fees ..................................................................................................................................... 5
Payables:
Fund shares redeemed ................................................................................................................................... 2,819
Interfund borrowing ..................................................................................................................................... 640
Investment securities purchased ........................................................................................................................ 21
Options and swaptions contracts written  (premiums received $ 730 ) ................................................................................... 634
Total Liabilities
4,137
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 18,800
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 15,663
Total distributable earnings (accumulated loss) ...............................................................................................................
3,137
Total Net Assets
$ 18,800
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ............................................................................................................................................ $ 18,800
Shares Issued and Outstanding .......................................................................................................................... 1,608
Net Asset Value per share ...............................................................................................................................
$ 11 .70

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 7 $ 2,214 $ 233
Dividends ............................................................................................... 111 363 –
Withholding tax ........................................................................................ (1) (1) (1)
Interest .................................................................................................. – 73,107 7,573
Securities lending - net .................................................................................
– 156 44
Total Income 117 75,839 7,849
Expenses:
Management and investment advisory fees ............................................................ 72 3,305 917
Distribution f ees - Class 3 .............................................................................. 30 N/A N/A
Administrative service fees - Class 3 .................................................................. 18 N/A N/A
Shareholder meeting expense .......................................................................... 6 8 18
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 2 45 14
Directors' expenses ..................................................................................... 2 57 7
Professional fees ....................................................................................... 9 10 7
Other expenses ......................................................................................... – 8 1
Total Gross Expenses 139 3,434 964
Less: Reimbursement from Manager - Class 3 ........................................................ 13 N/A N/A
Total Net Expenses 126 3,434 964
Net Investment Income (Loss) (9) 72,405 6,885
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (82) (30,493) (8,713)
Futures contracts ....................................................................................... – – (890)
Swap agreements ....................................................................................... – – (1,220)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 4,092 82,124 12,959
Futures contracts ....................................................................................... – – 1,022
Swap agreements ....................................................................................... – – 88
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 4,010 51,631 3,246
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 4,001 $ 124,036 $ 10,131

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 14,775 $ 2,663 $ 4,109
Dividends ............................................................................................... – – 640
Interest .................................................................................................. – – 4
Total Income 14,775 2,663 4,753
Expenses:
Management and investment advisory fees ............................................................ 372 69 267
Distribution f ees - Class 2 .............................................................................. 1,774 345 555
Distribution f ees - Class 3 .............................................................................. 2 – –
Administrative service fees - Class 3 .................................................................. 1 – –
Shareholder meeting expense .......................................................................... 9 5 1
Custodian fees .......................................................................................... – – 1
Directors' expenses ..................................................................................... 19 5 7
Professional fees ....................................................................................... 4 4 4
Other expenses ......................................................................................... 2 1 3
Total Gross Expenses 2,183 429 838
Less: Reimbursement from Manager - Class 2 ........................................................ – 1 –
Total Net Expenses 2,183 428 838
Net Investment Income (Loss) 12,592 2,235 3,915
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – – 965
Investment transactions in affiliated Funds ............................................................ 13,800 1,295 75
Capital gain distributions received from affiliated Funds .............................................. 12,521 3,162 2,044
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – – 7,124
Investments in affiliated Funds ......................................................................... 57,130 10,147 13,326
Net Realized and Unrealized Gain (Loss) on investments 83,451 14,604 23,534
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 96,043 $ 16,839 $ 27,449

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 58,035 $ 5,370 $ 23,226
Dividends ............................................................................................... – – 3,637
Interest .................................................................................................. – – 3
Total Income 58,035 5,370 26,866
Expenses:
Management and investment advisory fees ............................................................ 1,531 146 1,565
Distribution f ees - Class 2 .............................................................................. 7,657 732 3,262
Distribution f ees - Class 3 .............................................................................. 1 – –
Shareholder meeting expense .......................................................................... 4 5 1
Chief compliance officer expenses ..................................................................... 2 – 1
Custodian fees .......................................................................................... – – 1
Directors' expenses ..................................................................................... 73 9 33
Professional fees ....................................................................................... 4 4 4
Other expenses ......................................................................................... 10 1 12
Total Expenses 9,282 897 4,879
Net Investment Income (Loss) 48,753 4,473 21,987
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – – 5,118
Investment transactions in affiliated Funds ............................................................ 42,735 2,998 478
Capital gain distributions received from affiliated Funds .............................................. 66,605 8,701 18,673
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – – 39,185
Investments in affiliated Funds ......................................................................... 310,129 26,072 103,300
Net Realized and Unrealized Gain (Loss) on investments 419,469 37,771 166,754
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 468,222 $ 42,244 $ 188,741

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
Diversified Income
Account
Diversified
International
Account
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 5,281 $ 93 $ 610
Dividends ............................................................................................... – 7,078 18,383
Withholding tax ........................................................................................ – (577) (403)
Interest .................................................................................................. – 2 6
Securities lending - net .................................................................................
– 9 78
Total Income 5,281 6,605 18,674
Expenses:
Management and investment advisory fees ............................................................ 126 2,096 3,076
Distribution f ees - Class 2 .............................................................................. 627 N/A 150
Distribution f ees - Class 3 .............................................................................. – N/A 2
Administrative service fees - Class 3 .................................................................. – N/A 1
Shareholder meeting expense .......................................................................... 3 21 39
Custodian fees .......................................................................................... – 72 13
Directors' expenses ..................................................................................... 8 8 17
Professional fees ....................................................................................... 4 30 5
Other expenses ......................................................................................... 1 59 2
Total Expenses 769 2,286 3,305
Net Investment Income (Loss) 4,512 4,319 15,369
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (70) and $ 0 , respectively) ..................... – 2,529 12,715
Investment transactions in affiliated Funds ............................................................ 1,929 – –
Foreign currency transactions .......................................................................... – (110) –
Capital gain distributions received from affiliated Funds .............................................. 3,036 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ (104) and $ 0 , respectively) ................................. – 32,940 40,816
Investments in affiliated Funds ......................................................................... 16,977 – –
Translation of assets and liabilities in foreign currencies .............................................. – 10 –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 21,942 35,369 53,531
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 26,454 $ 39,688 $ 68,900

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
Global Emerging
Markets Account
Government &
High Quality Bond
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 74 $ 165 $ 637
Dividends ............................................................................................... 1,858 – 2,817
Withholding tax ........................................................................................ (132) – (23)
Interest .................................................................................................. 1 3,978 12
Securities lending - net .................................................................................
4 13 25
Total Income 1,805 4,156 3,468
Expenses:
Management and investment advisory fees ............................................................ 679 615 3,568
Shareholder meeting expense .......................................................................... 12 23 17
Custodian fees .......................................................................................... 63 5 18
Directors' expenses ..................................................................................... 4 5 14
Professional fees ....................................................................................... 30 8 5
Other expenses ......................................................................................... – 1 5
Total Gross Expenses 788 657 3,627
Less: Reimbursement from Manager .................................................................. – – 82
Less: Reimbursement from Manager - Class 1 ........................................................ – – 11
Total Net Expenses 788 657 3,534
Net Investment Income (Loss) 1,017 3,499 (66)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ (202) , $ 0 and $ 0 , respectively) .................... 652 (5,255) 32,763
Foreign currency transactions .......................................................................... (44) – –
Futures contracts ....................................................................................... – (680) 753
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (61) , $ 0 and $ 0 , respectively) .................................. 6,436 7,799 138,024
Futures contracts ....................................................................................... – 439 164
Translation of assets and liabilities in foreign currencies .............................................. (43) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 7,001 2,303 171,704
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,018 $ 5,802 $ 171,638

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,188 $ 504 $ 36
Dividends ............................................................................................... 43,288 2,783 5,034
Withholding tax ........................................................................................ (11) (1) (132)
Interest .................................................................................................. 6 4 1
Securities lending - net .................................................................................
26 2 2
Total Income 45,497 3,292 4,941
Expenses:
Management and investment advisory fees ............................................................ 5,355 633 3,113
Distribution f ees - Class 2 .............................................................................. 118 N/A 91
Shareholder meeting expense .......................................................................... 17 1 24
Chief compliance officer expenses ..................................................................... 2 – –
Custodian fees .......................................................................................... 15 16 5
Directors' expenses ..................................................................................... 65 7 16
Professional fees ....................................................................................... 5 5 5
Other expenses ......................................................................................... 37 2 8
Total Expenses 5,614 664 3,262
Net Investment Income (Loss) 39,883 2,628 1,679
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 188,299 14,559 62,070
Futures contracts ....................................................................................... 5,205 486 –
Options and swaptions ................................................................................. – 5,601 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 381,766 15,159 71,761
Futures contracts ....................................................................................... 3,516 110 –
Options and swaptions ................................................................................. – (239) –
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions 578,786 35,676 133,831
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 618,669 $ 38,304 $ 135,510

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2020 Account
Principal LifeTime
2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 136 $ 4,228 $ 6,367
Dividends ............................................................................................... 2,460 – –
Withholding tax ........................................................................................ (9) – –
Interest .................................................................................................. 2 – –
Total Income 2,589 4,228 6,367
Expenses:
Management and investment advisory fees ............................................................ 1,045 N/A N/A
Distribution f ees - Class 2 .............................................................................. 101 N/A N/A
Shareholder meeting expense .......................................................................... 21 13 12
Custodian fees .......................................................................................... 7 – –
Directors' expenses ..................................................................................... 6 6 9
Professional fees ....................................................................................... 5 4 4
Other expenses ......................................................................................... – 1 1
Total Expenses 1,185 24 26
Net Investment Income (Loss) 1,404 4,204 6,341
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................................................ 8,132 – –
Investment transactions in affiliated Funds ............................................................ – 671 (10)
Foreign currency transactions .......................................................................... (2) – –
Capital gain distributions received from affiliated Funds .............................................. – 1,223 3,042
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 28,174 – –
Investments in affiliated Funds ......................................................................... – 11,346 25,892
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 36,304 13,240 28,924
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 37,708 $ 17,444 $ 35,265

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Principal LifeTime
2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,886 $ 1,171 $ 350
Total Income 2,886 1,171 350
Expenses:
Shareholder meeting expense .......................................................................... 12 13 8
Directors' expenses ..................................................................................... 6 4 3
Professional fees ....................................................................................... 4 4 4
Total Expenses 22 21 15
Net Investment Income (Loss) 2,864 1,150 335
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (21) 30 3
Capital gain distributions received from affiliated Funds .............................................. 2,177 1,176 354
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 17,125 9,308 2,581
Net Realized and Unrealized Gain (Loss) on investments 19,281 10,514 2,938
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 22,145 $ 11,664 $ 3,273

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,445 $ 57 $ 13,434
Dividends ............................................................................................... – 4,642 –
Interest .................................................................................................. – 1 –
Total Income 1,445 4,700 13,434
Expenses:
Management and investment advisory fees ............................................................ N/A 1,093 1,330
Distribution f ees - Class 2 .............................................................................. N/A 24 336
Shareholder meeting expense .......................................................................... 15 15 18
Custodian fees .......................................................................................... – 2 –
Directors' expenses ..................................................................................... 4 5 17
Professional fees ....................................................................................... 4 5 4
Other expenses ......................................................................................... – 1 1
Total Expenses 23 1,145 1,706
Net Investment Income (Loss) 1,422 3,555 11,728
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – 4,542 –
Investment transactions in affiliated Funds ............................................................ (191) – (6,732)
Capital gain distributions received from affiliated Funds .............................................. 360 – 4,477
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 9,510 –
Investments in affiliated Funds ......................................................................... 2,624 – 75,422
Net Realized and Unrealized Gain (Loss) on investments 2,793 14,052 73,167
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 4,215 $ 17,607 $ 84,895

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 4,642 $ 6,983 $ 4,395
Total Income 4,642 6,983 4,395
Expenses:
Management and investment advisory fees ............................................................ 376 842 323
Distribution f ees - Class 2 .............................................................................. 75 418 89
Shareholder meeting expense .......................................................................... 16 18 17
Directors' expenses ..................................................................................... 6 11 6
Professional fees ....................................................................................... 4 4 9
Other expenses ......................................................................................... 1 2 –
Total Expenses 478 1,295 444
Net Investment Income (Loss) 4,164 5,688 3,951
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (4,364) (10,747) (4,331)
Capital gain distributions received from affiliated Funds .............................................. 800 3,884 377
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 17,691 65,520 12,215
Net Realized and Unrealized Gain (Loss) on investments 14,127 58,657 8,261
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 18,291 $ 64,345 $ 12,212

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 5,702 $ 171 $ 73
Dividends ............................................................................................... – – 2,013
Withholding tax ........................................................................................ – – (11)
Interest .................................................................................................. – 5,077 1
Securities lending - net .................................................................................
– 4 13
Total Income 5,702 5,252 2,089
Expenses:
Management and investment advisory fees ............................................................ 846 549 1,401
Distribution f ees - Class 2 .............................................................................. 448 N/A 22
Shareholder meeting expense .......................................................................... 18 18 22
Custodian fees .......................................................................................... – 8 4
Directors' expenses ..................................................................................... 11 6 6
Professional fees ....................................................................................... 4 8 9
Other expenses ......................................................................................... 2 – 1
Total Expenses 1,329 589 1,465
Net Investment Income (Loss) 4,373 4,663 624
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (375) 4,173
Investment transactions in affiliated Funds ............................................................ (6,451) – –
Futures contracts ....................................................................................... – (394) –
Capital gain distributions received from affiliated Funds .............................................. 4,496 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 3,681 19,707
Investments in affiliated Funds ......................................................................... 70,218 – –
Futures contracts ....................................................................................... – 276 –
Net Realized and Unrealized Gain (Loss) on investments and futures 68,263 3,188 23,880
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 72,636 $ 7,851 $ 24,504

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
U.S. LargeCap
Buffer April
Account
(a)
U.S. LargeCap
Buffer January
Account
U.S. LargeCap
Buffer July Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 16 $ 13 $ 30
Dividends ............................................................................................... 361 252 796
Total Income 377 265 826
Expenses:
Management and investment advisory fees ............................................................ 184 126 363
Distribution f ees - Class 2 .............................................................................. 66 46 132
Shareholder meeting expense .......................................................................... – 4 4
Custodian fees .......................................................................................... 1 1 2
Directors' expenses ..................................................................................... 1 3 4
Professional fees ....................................................................................... 6 3 7
Other expenses ......................................................................................... 8 6 4
Total Gross Expenses 266 189 516
Less: Reimbursement from Manager - Class 2 ........................................................ 5 10 12
Total Net Expenses 261 179 504
Net Investment Income (Loss) 116 86 322
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,893 1,038 1,690
Options and swaptions ................................................................................. 744 679 1,472
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 2,010 1,662 3,930
Options and swaptions ................................................................................. 357 (20) 265
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 5,004 3,359 7,357
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,120 $ 3,445 $ 7,679
(a)
Period from March 29, 2023, date operations commenced, through December 31, 2023.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2023

See accompanying notes.
Amounts in thousands
U.S. LargeCap
Buffer October
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................................................ $ 4
Dividends ................................................................................................................................................... 250
Total Income 254
Expenses:
Management and investment advisory fees ................................................................................................................ 123
Distribution f ees - Class 2 .................................................................................................................................. 44
Shareholder meeting expense .............................................................................................................................. 4
Custodian fees .............................................................................................................................................. 1
Directors' expenses ......................................................................................................................................... 3
Professional fees ........................................................................................................................................... 6
Other expenses ............................................................................................................................................. 4
Total Gross Expenses 185
Less: Reimbursement from Manager - Class 2 ............................................................................................................ 13
Total Net Expenses 172
Net Investment Income (Loss) 82
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... 342
Options and swaptions ..................................................................................................................................... 722
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 2,547
Options and swaptions ..................................................................................................................................... (262)
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 3,349
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,431

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (9) $ (27)
Net realized gain (loss) on investments ...................................................................................................... (82) (1,012)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
4,092 (2,849)
Net Increase (Decrease) in Net Assets Resulting from Operations 4,001 (3,888)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (13)
Total Dividends and Distributions – (13)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,516 (935)
Total Increase (Decrease) in Net Assets 7,517 (4,836)
Net Assets
Beginning of period ..........................................................................................................................
8,679 13,515
End of period ................................................................................................................................
$ 16,196 $ 8,679
Class 3
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 5,469
Redeemed ..........................................................................................................
(1,953)
Net Increase (Decrease)
$ 3,516
Shares:
Sold .............................................................................................................. 524
Redeemed ..........................................................................................................
(186)
Net Increase (Decrease)
338
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 7,053
Reinvested ......................................................................................................... 13
Redeemed ..........................................................................................................
(8,001)
Net Increase (Decrease)
$ (935)
Shares:
Sold .............................................................................................................. 704
Reinvested ......................................................................................................... 1
Redeemed ..........................................................................................................
(774)
Net Increase (Decrease)
(69)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (13)
Total Dividends and Distributions
$ (13)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 72,405 $ 54,849
Net realized gain (loss) on investments ...................................................................................................... (30,493) (63,710)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
82,124 (362,326)
Net Increase (Decrease) in Net Assets Resulting from Operations 124,036 (371,187)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (57,065) (55,335)
Total Dividends and Distributions (57,065) (55,335)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
83,237 (184,015)
Total Increase (Decrease) in Net Assets 150,208 (610,537)
Net Assets
Beginning of period ..........................................................................................................................
2,290,071 2,900,608
End of period ................................................................................................................................
$ 2,440,279 $ 2,290,071
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 447,044
Reinvested ......................................................................................................... 57,065
Redeemed ..........................................................................................................
(420,872)
Net Increase (Decrease)
$ 83,237
Shares:
Sold .............................................................................................................. 48,042
Reinvested ......................................................................................................... 6,355
Redeemed ..........................................................................................................
(45,699)
Net Increase (Decrease)
8,698
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 389,255
Reinvested ......................................................................................................... 55,335
Redeemed ..........................................................................................................
(628,605)
Net Increase (Decrease)
$ (184,015)
Shares:
Sold .............................................................................................................. 40,752
Reinvested ......................................................................................................... 5,982
Redeemed ..........................................................................................................
(65,346)
Net Increase (Decrease)
(18,612)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (57,065)
Total Dividends and Distributions
$ (57,065)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (55,335)
Total Dividends and Distributions
$ (55,335)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 6,885 $ 5,642
Net realized gain (loss) on investments , futures and swap agreements ...................................................................... (10,823) (11,893)
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .......................................
14,069 (26,470)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,131 (32,721)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,692) (8,626)
Total Dividends and Distributions (5,692) (8,626)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
7,809 (8,012)
Total Increase (Decrease) in Net Assets 12,248 (49,359)
Net Assets
Beginning of period ..........................................................................................................................
187,023 236,382
End of period ................................................................................................................................
$ 199,271 $ 187,023
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 28,224
Reinvested ......................................................................................................... 5,692
Redeemed ..........................................................................................................
(26,107)
Net Increase (Decrease)
$ 7,809
Shares:
Sold .............................................................................................................. 2,963
Reinvested ......................................................................................................... 621
Redeemed ..........................................................................................................
(2,754)
Net Increase (Decrease)
830
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 20,483
Reinvested ......................................................................................................... 8,626
Redeemed ..........................................................................................................
(37,121)
Net Increase (Decrease)
$ (8,012)
Shares:
Sold .............................................................................................................. 1,969
Reinvested ......................................................................................................... 902
Redeemed ..........................................................................................................
(3,605)
Net Increase (Decrease)
(734)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (5,692)
Total Dividends and Distributions
$ (5,692)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (8,626)
Total Dividends and Distributions
$ (8,626)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 12,592 $ 12,820
Net realized gain (loss) on investments ...................................................................................................... 26,321 45,591
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
57,130 (205,426)
Net Increase (Decrease) in Net Assets Resulting from Operations 96,043 (147,015)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (58,626) (91,817)
Total Dividends and Distributions (58,626) (91,817)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(49,142) (17,497)
Total Increase (Decrease) in Net Assets (11,725) (256,329)
Net Assets
Beginning of period ..........................................................................................................................
748,915 1,005,244
End of period ................................................................................................................................
$ 737,190 $ 748,915
Class 1 Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ......................................................................................... $ 1,347 $ 7,489 $ 1,577
Reinvested .................................................................................... 2,730 55,829 67
Redeemed .....................................................................................
(4,437) (113,578) (166)
Net Increase (Decrease)
$ (360) $ (50,260) $ 1,478
Shares:
Sold ......................................................................................... 95 532 113
Reinvested .................................................................................... 204 4,157 5
Redeemed .....................................................................................
(316) (8,116) (13)
Net Increase (Decrease)
(17) (3,427) 105
Year Ended December 31, 2022
Dollars:
Sold ......................................................................................... $ 835 $ 6,172 $ 358
Reinvested .................................................................................... 4,093 87,663 61
Redeemed .....................................................................................
(4,113) (112,510) (56)
Net Increase (Decrease)
$ 815 $ (18,675) $ 363
Shares:
Sold ......................................................................................... 51 404 24
Reinvested .................................................................................... 300 6,399 4
Redeemed .....................................................................................
(268) (7,263) (4)
Net Increase (Decrease)
83 (460) 24
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,730) $ (55,829) $ (67)
Total Dividends and Distributions
$ (2,730) $ (55,829) $ (67)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ............................................. $ (4,093) $ (87,663) $ (61)
Total Dividends and Distributions
$ (4,093) $ (87,663) $ (61)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Managed Volatility
Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 2,235 $ 2,143
Net realized gain (loss) on investments ...................................................................................................... 4,457 6,213
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
10,147 (34,833)
Net Increase (Decrease) in Net Assets Resulting from Operations 16,839 (26,477)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,395) (15,880)
Total Dividends and Distributions (8,395) (15,880)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(15,709) (321)
Total Increase (Decrease) in Net Assets (7,265) (42,678)
Net Assets
Beginning of period ..........................................................................................................................
141,393 184,071
End of period ................................................................................................................................
$ 134,128 $ 141,393
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 5,910 –
Reinvested .............................................................................................. 8,394 1
Redeemed ...............................................................................................
(30,014) –
Net Increase (Decrease)
$ (15,710) $ 1
Shares:
Sold ................................................................................................... 518 –
Reinvested .............................................................................................. 762 –
Redeemed ...............................................................................................
(2,645) –
Net Increase (Decrease)
(1,365) –
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 6,468 –
Reinvested .............................................................................................. 15,879 1
Redeemed ...............................................................................................
(22,669) –
Net Increase (Decrease)
$ (322) $ 1
Shares:
Sold ................................................................................................... 498 –
Reinvested .............................................................................................. 1,436 –
Redeemed ...............................................................................................
(1,834) –
Net Increase (Decrease)
100 –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (8,394) $ (1)
Total Dividends and Distributions
$ (8,394) $ (1)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (15,879) $ (1)
Total Dividends and Distributions
$ (15,879) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Volatility Control
Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 3,915 $ 2,936
Net realized gain (loss) on investments ...................................................................................................... 3,084 1,244
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
20,450 (36,097)
Net Increase (Decrease) in Net Assets Resulting from Operations 27,449 (31,917)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,720) (16,150)
Total Dividends and Distributions (4,720) (16,150)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
11,363 25,499
Total Increase (Decrease) in Net Assets 34,092 (22,568)
Net Assets
Beginning of period ..........................................................................................................................
207,230 229,798
End of period ................................................................................................................................
$ 241,322 $ 207,230
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 21,379 –
Reinvested .............................................................................................. 4,720 –
Redeemed ...............................................................................................
(14,736) –
Net Increase (Decrease)
$ 11,363 –
Shares:
Sold ................................................................................................... 1,940 –
Reinvested .............................................................................................. 430 –
Redeemed ...............................................................................................
(1,339) –
Net Increase (Decrease)
1,031 –
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 22,113 –
Reinvested .............................................................................................. 16,149 1
Redeemed ...............................................................................................
(12,764) –
Net Increase (Decrease)
$ 25,498 $ 1
Shares:
Sold ................................................................................................... 1,925 –
Reinvested .............................................................................................. 1,531 –
Redeemed ...............................................................................................
(1,105) –
Net Increase (Decrease)
2,351 –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (4,720) $ –
Total Dividends and Distributions
$ (4,720) $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (16,149) $ (1)
Total Dividends and Distributions
$ (16,149) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Growth Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 48,753 $ 49,216
Net realized gain (loss) on investments ...................................................................................................... 109,340 196,522
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
310,129 (857,158)
Net Increase (Decrease) in Net Assets Resulting from Operations 468,222 (611,420)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (247,012) (358,548)
Total Dividends and Distributions (247,012) (358,548)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(189,911) 41,449
Total Increase (Decrease) in Net Assets 31,299 (928,519)
Net Assets
Beginning of period ..........................................................................................................................
3,045,937 3,974,456
End of period ................................................................................................................................
$ 3,077,236 $ 3,045,937
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 35,583 $ 47
Reinvested .............................................................................................. 246,990 22
Redeemed ...............................................................................................
(472,541) (12)
Net Increase (Decrease)
$ (189,968) $ 57
Shares:
Sold ................................................................................................... 2,104 3
Reinvested .............................................................................................. 15,190 1
Redeemed ...............................................................................................
(27,874) (1)
Net Increase (Decrease)
(10,580) 3
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 29,072 $ 3
Reinvested .............................................................................................. 358,524 24
Redeemed ...............................................................................................
(346,144) (30)
Net Increase (Decrease)
$ 41,452 $ (3)
Shares:
Sold ................................................................................................... 1,595 –
Reinvested .............................................................................................. 22,022 1
Redeemed ...............................................................................................
(18,929) (1)
Net Increase (Decrease)
4,688 –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (246,990) $ (22)
Total Dividends and Distributions
$ (246,990) $ (22)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (358,524) $ (24)
Total Dividends and Distributions
$ (358,524) $ (24)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Managed Volatility
Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 4,473 $ 4,088
Net realized gain (loss) on investments ...................................................................................................... 11,699 17,012
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
26,072 (78,488)
Net Increase (Decrease) in Net Assets Resulting from Operations 42,244 (57,388)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (21,197) (35,729)
Total Dividends and Distributions (21,197) (35,729)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(20,567) (2,837)
Total Increase (Decrease) in Net Assets 480 (95,954)
Net Assets
Beginning of period ..........................................................................................................................
292,970 388,924
End of period ................................................................................................................................
$ 293,450 $ 292,970
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 10,351 –
Reinvested .............................................................................................. 21,196 1
Redeemed ...............................................................................................
(52,115) –
Net Increase (Decrease)
$ (20,568) $ 1
Shares:
Sold ................................................................................................... 841 –
Reinvested .............................................................................................. 1,790 –
Redeemed ...............................................................................................
(4,250) –
Net Increase (Decrease)
(1,619) –
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 6,850 –
Reinvested .............................................................................................. 35,728 1
Redeemed ...............................................................................................
(45,416) –
Net Increase (Decrease)
$ (2,838) $ 1
Shares:
Sold ................................................................................................... 501 –
Reinvested .............................................................................................. 3,030 –
Redeemed ...............................................................................................
(3,441) –
Net Increase (Decrease)
90 –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (21,196) $ (1)
Total Dividends and Distributions
$ (21,196) $ (1)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (35,728) $ (1)
Total Dividends and Distributions
$ (35,728) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Volatility Control
Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 21,987 $ 16,069
Net realized gain (loss) on investments ...................................................................................................... 24,269 19,854
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
142,485 (215,841)
Net Increase (Decrease) in Net Assets Resulting from Operations 188,741 (179,918)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (36,386) (100,929)
Total Dividends and Distributions (36,386) (100,929)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
91,164 200,538
Total Increase (Decrease) in Net Assets 243,519 (80,309)
Net Assets
Beginning of period ..........................................................................................................................
1,196,831 1,277,140
End of period ................................................................................................................................
$ 1,440,350 $ 1,196,831
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 95,241 –
Reinvested .............................................................................................. 36,386 –
Redeemed ...............................................................................................
(40,463) –
Net Increase (Decrease)
$ 91,164 –
Shares:
Sold ................................................................................................... 8,168 –
Reinvested .............................................................................................. 3,123 –
Redeemed ...............................................................................................
(3,480) –
Net Increase (Decrease)
7,811 –
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 122,311 –
Reinvested .............................................................................................. 100,928 1
Redeemed ...............................................................................................
(22,702) –
Net Increase (Decrease)
$ 200,537 $ 1
Shares:
Sold ................................................................................................... 10,128 –
Reinvested .............................................................................................. 9,142 –
Redeemed ...............................................................................................
(1,899) –
Net Increase (Decrease)
17,371 –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (36,386) $ –
Total Dividends and Distributions
$ (36,386) $ –
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (100,928) $ (1)
Total Dividends and Distributions
$ (100,928) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Income Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 4,512 $ 4,369
Net realized gain (loss) on investments ...................................................................................................... 4,965 9,790
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
16,977 (59,996)
Net Increase (Decrease) in Net Assets Resulting from Operations 26,454 (45,837)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (14,450) (19,858)
Total Dividends and Distributions (14,450) (19,858)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(19,305) (6,715)
Total Increase (Decrease) in Net Assets (7,301) (72,410)
Net Assets
Beginning of period ..........................................................................................................................
254,354 326,764
End of period ................................................................................................................................
$ 247,053 $ 254,354
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 13,616 $ 27
Reinvested .............................................................................................. 14,446 4
Redeemed ...............................................................................................
(47,397) (1)
Net Increase (Decrease)
$ (19,335) $ 30
Shares:
Sold ................................................................................................... 1,109 2
Reinvested .............................................................................................. 1,215 –
Redeemed ...............................................................................................
(3,879) –
Net Increase (Decrease)
(1,555) 2
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 25,673 $ 29
Reinvested .............................................................................................. 19,855 3
Redeemed ...............................................................................................
(51,591) (684)
Net Increase (Decrease)
$ (6,063) $ (652)
Shares:
Sold ................................................................................................... 1,931 2
Reinvested .............................................................................................. 1,640 –
Redeemed ...............................................................................................
(3,807) (49)
Net Increase (Decrease)
(236) (47)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (14,446) $ (4)
Total Dividends and Distributions
$ (14,446) $ (4)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (19,855) $ (3)
Total Dividends and Distributions
$ (19,855) $ (3)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 4,319 $ 5,033
Net realized gain (loss) on investments and foreign currencies ............................................................................. 2,419 (2,958)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
32,950 (61,815)
Net Increase (Decrease) in Net Assets Resulting from Operations 39,688 (59,740)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (3,137) (29,853)
Total Dividends and Distributions (3,137) (29,853)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(17,197) 26,888
Total Increase (Decrease) in Net Assets 19,354 (62,705)
Net Assets
Beginning of period ..........................................................................................................................
236,721 299,426
End of period ................................................................................................................................
$ 256,075 $ 236,721
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 12,389
Reinvested ......................................................................................................... 3,137
Redeemed ..........................................................................................................
(32,723)
Net Increase (Decrease)
$ (17,197)
Shares:
Sold .............................................................................................................. 849
Reinvested ......................................................................................................... 217
Redeemed ..........................................................................................................
(2,259)
Net Increase (Decrease)
(1,193)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 19,900
Reinvested ......................................................................................................... 29,853
Redeemed ..........................................................................................................
(22,865)
Net Increase (Decrease)
$ 26,888
Shares:
Sold .............................................................................................................. 1,264
Reinvested ......................................................................................................... 2,316
Redeemed ..........................................................................................................
(1,479)
Net Increase (Decrease)
2,101
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (3,137)
Total Dividends and Distributions
$ (3,137)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (29,853)
Total Dividends and Distributions
$ (29,853)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 15,369 $ 13,288
Net realized gain (loss) on investments ...................................................................................................... 12,715 39,464
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
40,816 (129,955)
Net Increase (Decrease) in Net Assets Resulting from Operations 68,900 (77,203)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (42,875) (90,442)
Total Dividends and Distributions (42,875) (90,442)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(43,590) 94,716
Total Increase (Decrease) in Net Assets (17,565) (72,929)
Net Assets
Beginning of period ..........................................................................................................................
682,567 755,496
End of period ................................................................................................................................
$ 665,002 $ 682,567
Class 1 Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ......................................................................................... $ 30,321 $ 7,722 $ 849
Reinvested .................................................................................... 38,725 4,107 43
Redeemed .....................................................................................
(120,170) (5,044) (143)
Net Increase (Decrease)
$ (51,124) $ 6,785 $ 749
Shares:
Sold ......................................................................................... 1,132 293 32
Reinvested .................................................................................... 1,510 162 2
Redeemed .....................................................................................
(4,473) (192) (5)
Net Increase (Decrease)
(1,831) 263 29
Year Ended December 31, 2022
Dollars:
Sold ......................................................................................... $ 81,023 $ 13,227 $ 382
Reinvested .................................................................................... 83,164 7,220 58
Redeemed .....................................................................................
(85,628) (4,544) (186)
Net Increase (Decrease)
$ 78,559 $ 15,903 $ 254
Shares:
Sold ......................................................................................... 2,726 447 13
Reinvested .................................................................................... 3,184 280 2
Redeemed .....................................................................................
(2,815) (156) (7)
Net Increase (Decrease)
3,095 571 8
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ............................................. $ (38,725) $ (4,107) $ (43)
Total Dividends and Distributions
$ (38,725) $ (4,107) $ (43)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ............................................. $ (83,164) $ (7,220) $ (58)
Total Dividends and Distributions
$ (83,164) $ (7,220) $ (58)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Global Emerging Markets Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,017 $ 1,454
Net realized gain (loss) on investments and foreign currencies ............................................................................. 608 (3,977)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
6,393 (17,707)
Net Increase (Decrease) in Net Assets Resulting from Operations 8,018 (20,230)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,657) (8,143)
Total Dividends and Distributions (1,657) (8,143)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(6,969) 5,573
Total Increase (Decrease) in Net Assets (608) (22,800)
Net Assets
Beginning of period ..........................................................................................................................
68,015 90,815
End of period ................................................................................................................................
$ 67,407 $ 68,015
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 4,026
Reinvested ......................................................................................................... 1,657
Redeemed ..........................................................................................................
(12,652)
Net Increase (Decrease)
$ (6,969)
Shares:
Sold .............................................................................................................. 284
Reinvested ......................................................................................................... 118
Redeemed ..........................................................................................................
(892)
Net Increase (Decrease)
(490)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 6,834
Reinvested ......................................................................................................... 8,143
Redeemed ..........................................................................................................
(9,404)
Net Increase (Decrease)
$ 5,573
Shares:
Sold .............................................................................................................. 440
Reinvested ......................................................................................................... 614
Redeemed ..........................................................................................................
(591)
Net Increase (Decrease)
463
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (1,657)
Total Dividends and Distributions
$ (1,657)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (8,143)
Total Dividends and Distributions
$ (8,143)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Government & High Quality Bond
Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 3,499 $ 2,369
Net realized gain (loss) on investments and futures ......................................................................................... (5,935) (8,193)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
8,238 (17,049)
Net Increase (Decrease) in Net Assets Resulting from Operations 5,802 (22,873)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,868) (2,203)
Total Dividends and Distributions (2,868) (2,203)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(19,572) (34,355)
Total Increase (Decrease) in Net Assets (16,638) (59,431)
Net Assets
Beginning of period ..........................................................................................................................
138,346 197,777
End of period ................................................................................................................................
$ 121,708 $ 138,346
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 13,574
Reinvested ......................................................................................................... 2,868
Redeemed ..........................................................................................................
(36,014)
Net Increase (Decrease)
$ (19,572)
Shares:
Sold .............................................................................................................. 1,627
Reinvested ......................................................................................................... 356
Redeemed ..........................................................................................................
(4,306)
Net Increase (Decrease)
(2,323)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 43,900
Reinvested ......................................................................................................... 2,203
Redeemed ..........................................................................................................
(80,458)
Net Increase (Decrease)
$ (34,355)
Shares:
Sold .............................................................................................................. 4,906
Reinvested ......................................................................................................... 263
Redeemed ..........................................................................................................
(9,246)
Net Increase (Decrease)
(4,077)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,868)
Total Dividends and Distributions
$ (2,868)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (2,203)
Total Dividends and Distributions
$ (2,203)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ (66) $ (807)
Net realized gain (loss) on investments and futures ......................................................................................... 33,516 23,266
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
138,188 (260,122)
Net Increase (Decrease) in Net Assets Resulting from Operations 171,638 (237,663)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (25,448) (59,936)
Total Dividends and Distributions (25,448) (59,936)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(5,611) 30,436
Total Increase (Decrease) in Net Assets 140,579 (267,163)
Net Assets
Beginning of period ..........................................................................................................................
439,493 706,656
End of period ................................................................................................................................
$ 580,072 $ 439,493
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 40,508
Reinvested ......................................................................................................... 25,448
Redeemed ..........................................................................................................
(71,567)
Net Increase (Decrease)
$ (5,611)
Shares:
Sold .............................................................................................................. 1,127
Reinvested ......................................................................................................... 686
Redeemed ..........................................................................................................
(2,004)
Net Increase (Decrease)
(191)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 42,909
Reinvested ......................................................................................................... 59,936
Redeemed ..........................................................................................................
(72,409)
Net Increase (Decrease)
$ 30,436
Shares:
Sold .............................................................................................................. 1,111
Reinvested ......................................................................................................... 1,847
Redeemed ..........................................................................................................
(1,879)
Net Increase (Decrease)
1,079
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (25,448)
Total Dividends and Distributions
$ (25,448)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (59,936)
Total Dividends and Distributions
$ (59,936)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 39,883 $ 36,849
Net realized gain (loss) on investments and futures ......................................................................................... 193,504 158,691
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
385,282 (765,203)
Net Increase (Decrease) in Net Assets Resulting from Operations 618,669 (569,663)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (147,468) (323,890)
Total Dividends and Distributions (147,468) (323,890)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(242,011) 242,605
Total Increase (Decrease) in Net Assets 229,190 (650,948)
Net Assets
Beginning of period ..........................................................................................................................
2,558,301 3,209,249
End of period ................................................................................................................................
$ 2,787,491 $ 2,558,301
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 143,802 $ 7,947
Reinvested .............................................................................................. 144,810 2,658
Redeemed ...............................................................................................
(532,810) (8,418)
Net Increase (Decrease)
$ (244,198) $ 2,187
Shares:
Sold ................................................................................................... 7,135 404
Reinvested .............................................................................................. 7,144 134
Redeemed ...............................................................................................
(26,377) (430)
Net Increase (Decrease)
(12,098) 108
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 410,935 $ 9,528
Reinvested .............................................................................................. 318,523 5,367
Redeemed ...............................................................................................
(496,565) (5,183)
Net Increase (Decrease)
$ 232,893 $ 9,712
Shares:
Sold ................................................................................................... 20,016 462
Reinvested .............................................................................................. 17,125 294
Redeemed ...............................................................................................
(23,059) (265)
Net Increase (Decrease)
14,082 491
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (144,810) $ (2,658)
Total Dividends and Distributions
$ (144,810) $ (2,658)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (318,523) $ (5,367)
Total Dividends and Distributions
$ (318,523) $ (5,367)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed Volatility
Index Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 2,628 $ 2,198
Net realized gain (loss) on investments , futures and options and swaptions ................................................................ 20,646 13,473
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions .................................
15,030 (54,550)
Net Increase (Decrease) in Net Assets Resulting from Operations 38,304 (38,879)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (12,717) (21,467)
Total Dividends and Distributions (12,717) (21,467)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(28,267) 1,606
Total Increase (Decrease) in Net Assets (2,680) (58,740)
Net Assets
Beginning of period ..........................................................................................................................
181,155 239,895
End of period ................................................................................................................................
$ 178,475 $ 181,155
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 6,359
Reinvested ......................................................................................................... 12,717
Redeemed ..........................................................................................................
(47,343)
Net Increase (Decrease)
$ (28,267)
Shares:
Sold .............................................................................................................. 425
Reinvested ......................................................................................................... 849
Redeemed ..........................................................................................................
(3,133)
Net Increase (Decrease)
(1,859)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 25,037
Reinvested ......................................................................................................... 21,467
Redeemed ..........................................................................................................
(44,898)
Net Increase (Decrease)
$ 1,606
Shares:
Sold .............................................................................................................. 1,620
Reinvested ......................................................................................................... 1,521
Redeemed ..........................................................................................................
(2,812)
Net Increase (Decrease)
329
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (12,717)
Total Dividends and Distributions
$ (12,717)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (21,467)
Total Dividends and Distributions
$ (21,467)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,679 $ 1,079
Net realized gain (loss) on investments ...................................................................................................... 62,070 18,967
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
71,761 (193,890)
Net Increase (Decrease) in Net Assets Resulting from Operations 135,510 (173,844)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (14,148) (64,874)
Total Dividends and Distributions (14,148) (64,874)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(94,403) 76,590
Total Increase (Decrease) in Net Assets 26,959 (162,128)
Net Assets
Beginning of period ..........................................................................................................................
587,771 749,899
End of period ................................................................................................................................
$ 614,730 $ 587,771
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 16,611 $ 3,037
Reinvested .............................................................................................. 13,206 942
Redeemed ...............................................................................................
(125,193) (3,006)
Net Increase (Decrease)
$ (95,376) $ 973
Shares:
Sold ................................................................................................... 292 54
Reinvested .............................................................................................. 231 17
Redeemed ...............................................................................................
(2,254) (53)
Net Increase (Decrease)
(1,731) 18
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 73,412 $ 6,394
Reinvested .............................................................................................. 61,220 3,653
Redeemed ...............................................................................................
(64,934) (3,155)
Net Increase (Decrease)
$ 69,698 $ 6,892
Shares:
Sold ................................................................................................... 1,254 109
Reinvested .............................................................................................. 1,170 71
Redeemed ...............................................................................................
(1,107) (56)
Net Increase (Decrease)
1,317 124
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (13,206) $ (942)
Total Dividends and Distributions
$ (13,206) $ (942)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (61,221) $ (3,653)
Total Dividends and Distributions
$ (61,221) $ (3,653)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,404 $ 1,316
Net realized gain (loss) on investments and foreign currencies ............................................................................. 8,130 13,105
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
28,174 (45,995)
Net Increase (Decrease) in Net Assets Resulting from Operations 37,708 (31,574)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (12,207) (20,695)
Total Dividends and Distributions (12,207) (20,695)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,745 12,101
Total Increase (Decrease) in Net Assets 29,246 (40,168)
Net Assets
Beginning of period ..........................................................................................................................
154,079 194,247
End of period ................................................................................................................................
$ 183,325 $ 154,079
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 4,691 $ 10,711
Reinvested .............................................................................................. 9,103 3,104
Redeemed ...............................................................................................
(20,084) (3,780)
Net Increase (Decrease)
$ (6,290) $ 10,035
Shares:
Sold ................................................................................................... 142 331
Reinvested .............................................................................................. 280 97
Redeemed ...............................................................................................
(608) (116)
Net Increase (Decrease)
(186) 312
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 5,046 $ 9,781
Reinvested .............................................................................................. 16,595 4,100
Redeemed ...............................................................................................
(21,029) (2,392)
Net Increase (Decrease)
$ 612 $ 11,489
Shares:
Sold ................................................................................................... 146 292
Reinvested .............................................................................................. 544 137
Redeemed ...............................................................................................
(600) (72)
Net Increase (Decrease)
90 357
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (9,103) $ (3,104)
Total Dividends and Distributions
$ (9,103) $ (3,104)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (16,595) $ (4,100)
Total Dividends and Distributions
$ (16,595) $ (4,100)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 4,204 $ 3,912
Net realized gain (loss) on investments ...................................................................................................... 1,894 2,229
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
11,346 (34,528)
Net Increase (Decrease) in Net Assets Resulting from Operations 17,444 (28,387)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (6,181) (16,757)
Total Dividends and Distributions (6,181) (16,757)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(10,741) 361
Total Increase (Decrease) in Net Assets 522 (44,783)
Net Assets
Beginning of period ..........................................................................................................................
151,551 196,334
End of period ................................................................................................................................
$ 152,073 $ 151,551
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 17,358
Reinvested ......................................................................................................... 6,181
Redeemed ..........................................................................................................
(34,280)
Net Increase (Decrease)
$ (10,741)
Shares:
Sold .............................................................................................................. 1,441
Reinvested ......................................................................................................... 523
Redeemed ..........................................................................................................
(2,835)
Net Increase (Decrease)
(871)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 20,769
Reinvested ......................................................................................................... 16,757
Redeemed ..........................................................................................................
(37,165)
Net Increase (Decrease)
$ 361
Shares:
Sold .............................................................................................................. 1,572
Reinvested ......................................................................................................... 1,431
Redeemed ..........................................................................................................
(2,888)
Net Increase (Decrease)
115
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (6,181)
Total Dividends and Distributions
$ (6,181)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (16,757)
Total Dividends and Distributions
$ (16,757)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 6,341 $ 4,457
Net realized gain (loss) on investments ...................................................................................................... 3,032 5,151
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
25,892 (54,937)
Net Increase (Decrease) in Net Assets Resulting from Operations 35,265 (45,329)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,885) (22,810)
Total Dividends and Distributions (9,885) (22,810)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
23,016 32,939
Total Increase (Decrease) in Net Assets 48,396 (35,200)
Net Assets
Beginning of period ..........................................................................................................................
227,664 262,864
End of period ................................................................................................................................
$ 276,060 $ 227,664
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 51,020
Reinvested ......................................................................................................... 9,885
Redeemed ..........................................................................................................
(37,889)
Net Increase (Decrease)
$ 23,016
Shares:
Sold .............................................................................................................. 4,121
Reinvested ......................................................................................................... 814
Redeemed ..........................................................................................................
(3,081)
Net Increase (Decrease)
1,854
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 53,204
Reinvested ......................................................................................................... 22,810
Redeemed ..........................................................................................................
(43,075)
Net Increase (Decrease)
$ 32,939
Shares:
Sold .............................................................................................................. 4,035
Reinvested ......................................................................................................... 1,933
Redeemed ..........................................................................................................
(3,360)
Net Increase (Decrease)
2,608
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (9,885)
Total Dividends and Distributions
$ (9,885)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (22,810)
Total Dividends and Distributions
$ (22,810)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 2,864 $ 1,803
Net realized gain (loss) on investments ...................................................................................................... 2,156 3,419
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
17,125 (29,678)
Net Increase (Decrease) in Net Assets Resulting from Operations 22,145 (24,456)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,299) (12,301)
Total Dividends and Distributions (5,299) (12,301)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
15,989 20,640
Total Increase (Decrease) in Net Assets 32,835 (16,117)
Net Assets
Beginning of period ..........................................................................................................................
118,055 134,172
End of period ................................................................................................................................
$ 150,890 $ 118,055
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 38,071
Reinvested ......................................................................................................... 5,299
Redeemed ..........................................................................................................
(27,381)
Net Increase (Decrease)
$ 15,989
Shares:
Sold .............................................................................................................. 2,424
Reinvested ......................................................................................................... 343
Redeemed ..........................................................................................................
(1,769)
Net Increase (Decrease)
998
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 28,579
Reinvested ......................................................................................................... 12,301
Redeemed ..........................................................................................................
(20,240)
Net Increase (Decrease)
$ 20,640
Shares:
Sold .............................................................................................................. 1,734
Reinvested ......................................................................................................... 838
Redeemed ..........................................................................................................
(1,210)
Net Increase (Decrease)
1,362
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (5,299)
Total Dividends and Distributions
$ (5,299)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (12,301)
Total Dividends and Distributions
$ (12,301)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,150 $ 719
Net realized gain (loss) on investments ...................................................................................................... 1,206 1,860
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
9,308 (15,580)
Net Increase (Decrease) in Net Assets Resulting from Operations 11,664 (13,001)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,668) (6,812)
Total Dividends and Distributions (2,668) (6,812)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
4,878 8,116
Total Increase (Decrease) in Net Assets 13,874 (11,697)
Net Assets
Beginning of period ..........................................................................................................................
56,830 68,527
End of period ................................................................................................................................
$ 70,704 $ 56,830
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 18,070
Reinvested ......................................................................................................... 2,668
Redeemed ..........................................................................................................
(15,860)
Net Increase (Decrease)
$ 4,878
Shares:
Sold .............................................................................................................. 1,193
Reinvested ......................................................................................................... 179
Redeemed ..........................................................................................................
(1,054)
Net Increase (Decrease)
318
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 14,329
Reinvested ......................................................................................................... 6,811
Redeemed ..........................................................................................................
(13,024)
Net Increase (Decrease)
$ 8,116
Shares:
Sold .............................................................................................................. 886
Reinvested ......................................................................................................... 486
Redeemed ..........................................................................................................
(797)
Net Increase (Decrease)
575
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,668)
Total Dividends and Distributions
$ (2,668)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (6,812)
Total Dividends and Distributions
$ (6,812)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 335 $ 187
Net realized gain (loss) on investments ...................................................................................................... 357 507
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,581 (4,027)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,273 (3,333)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (703) (1,644)
Total Dividends and Distributions (703) (1,644)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,731 2,828
Total Increase (Decrease) in Net Assets 6,301 (2,149)
Net Assets
Beginning of period ..........................................................................................................................
15,131 17,280
End of period ................................................................................................................................
$ 21,432 $ 15,131
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 7,136
Reinvested ......................................................................................................... 703
Redeemed ..........................................................................................................
(4,108)
Net Increase (Decrease)
$ 3,731
Shares:
Sold .............................................................................................................. 486
Reinvested ......................................................................................................... 48
Redeemed ..........................................................................................................
(283)
Net Increase (Decrease)
251
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 5,272
Reinvested ......................................................................................................... 1,644
Redeemed ..........................................................................................................
(4,088)
Net Increase (Decrease)
$ 2,828
Shares:
Sold .............................................................................................................. 339
Reinvested ......................................................................................................... 121
Redeemed ..........................................................................................................
(263)
Net Increase (Decrease)
197
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (703)
Total Dividends and Distributions
$ (703)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (1,644)
Total Dividends and Distributions
$ (1,644)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,422 $ 666
Net realized gain (loss) on investments ...................................................................................................... 169 176
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,624 (4,788)
Net Increase (Decrease) in Net Assets Resulting from Operations 4,215 (3,946)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (903) (2,017)
Total Dividends and Distributions (903) (2,017)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
28,413 (33)
Total Increase (Decrease) in Net Assets 31,725 (5,996)
Net Assets
Beginning of period ..........................................................................................................................
24,133 30,129
End of period ................................................................................................................................
$ 55,858 $ 24,133
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 6,913
Issued in acquisitions .................................................................................................. 33,732
Reinvested ......................................................................................................... 903
Redeemed ..........................................................................................................
(13,135)
Net Increase (Decrease)
$ 28,413
Shares:
Sold .............................................................................................................. 655
Issued in acquisitions .................................................................................................. 3,181
Reinvested ......................................................................................................... 86
Redeemed ..........................................................................................................
(1,245)
Net Increase (Decrease)
2,677
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 6,789
Reinvested ......................................................................................................... 2,017
Redeemed ..........................................................................................................
(8,839)
Net Increase (Decrease)
$ (33)
Shares:
Sold .............................................................................................................. 600
Reinvested ......................................................................................................... 198
Redeemed ..........................................................................................................
(800)
Net Increase (Decrease)
(2)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (903)
Total Dividends and Distributions
$ (903)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (2,017)
Total Dividends and Distributions
$ (2,017)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 3,555 $ 2,434
Net realized gain (loss) on investments ...................................................................................................... 4,542 5,568
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
9,510 (54,789)
Net Increase (Decrease) in Net Assets Resulting from Operations 17,607 (46,787)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,254) (12,433)
Total Dividends and Distributions (8,254) (12,433)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
10,679 6,975
Total Increase (Decrease) in Net Assets 20,032 (52,245)
Net Assets
Beginning of period ..........................................................................................................................
134,327 186,572
End of period ................................................................................................................................
$ 154,359 $ 134,327
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 27,776 $ 1,022
Reinvested .............................................................................................. 7,717 537
Redeemed ...............................................................................................
(25,411) (962)
Net Increase (Decrease)
$ 10,082 $ 597
Shares:
Sold ................................................................................................... 1,557 59
Reinvested .............................................................................................. 471 33
Redeemed ...............................................................................................
(1,457) (56)
Net Increase (Decrease)
571 36
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 15,012 $ 2,367
Reinvested .............................................................................................. 11,602 831
Redeemed ...............................................................................................
(21,259) (1,578)
Net Increase (Decrease)
$ 5,355 $ 1,620
Shares:
Sold ................................................................................................... 726 116
Reinvested .............................................................................................. 617 44
Redeemed ...............................................................................................
(1,029) (79)
Net Increase (Decrease)
314 81
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (7,717) $ (537)
Total Dividends and Distributions
$ (7,717) $ (537)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (11,602) $ (831)
Total Dividends and Distributions
$ (11,602) $ (831)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 11,728 $ 13,290
Net realized gain (loss) on investments ...................................................................................................... (2,255) 21,497
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
75,422 (152,302)
Net Increase (Decrease) in Net Assets Resulting from Operations 84,895 (117,515)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (37,686) (96,305)
Total Dividends and Distributions (37,686) (96,305)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(24,825) 37,076
Total Increase (Decrease) in Net Assets 22,384 (176,744)
Net Assets
Beginning of period ..........................................................................................................................
568,200 744,944
End of period ................................................................................................................................
$ 590,584 $ 568,200
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 12,885 $ 6,491
Reinvested .............................................................................................. 28,905 8,781
Redeemed ...............................................................................................
(67,084) (14,803)
Net Increase (Decrease)
$ (25,294) $ 469
Shares:
Sold ................................................................................................... 962 499
Reinvested .............................................................................................. 2,239 693
Redeemed ...............................................................................................
(5,050) (1,140)
Net Increase (Decrease)
(1,849) 52
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 9,783 $ 11,338
Reinvested .............................................................................................. 74,784 21,521
Redeemed ...............................................................................................
(67,909) (12,441)
Net Increase (Decrease)
$ 16,658 $ 20,418
Shares:
Sold ................................................................................................... 644 760
Reinvested .............................................................................................. 5,820 1,703
Redeemed ...............................................................................................
(4,482) (848)
Net Increase (Decrease)
1,982 1,615
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (28,905) $ (8,781)
Total Dividends and Distributions
$ (28,905) $ (8,781)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (74,784) $ (21,521)
Total Dividends and Distributions
$ (74,784) $ (21,521)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 4,164 $ 4,537
Net realized gain (loss) on investments ...................................................................................................... (3,564) 334
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
17,691 (34,462)
Net Increase (Decrease) in Net Assets Resulting from Operations 18,291 (29,591)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,691) (20,687)
Total Dividends and Distributions (5,691) (20,687)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(10,522) 9,917
Total Increase (Decrease) in Net Assets 2,078 (40,361)
Net Assets
Beginning of period ..........................................................................................................................
163,295 203,656
End of period ................................................................................................................................
$ 165,373 $ 163,295
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 11,417 $ 2,745
Reinvested .............................................................................................. 4,660 1,031
Redeemed ...............................................................................................
(27,249) (3,126)
Net Increase (Decrease)
$ (11,172) $ 650
Shares:
Sold ................................................................................................... 1,075 263
Reinvested .............................................................................................. 447 101
Redeemed ...............................................................................................
(2,585) (302)
Net Increase (Decrease)
(1,063) 62
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 11,034 $ 4,448
Reinvested .............................................................................................. 16,969 3,718
Redeemed ...............................................................................................
(21,575) (4,677)
Net Increase (Decrease)
$ 6,428 $ 3,489
Shares:
Sold ................................................................................................... 898 374
Reinvested .............................................................................................. 1,641 366
Redeemed ...............................................................................................
(1,843) (424)
Net Increase (Decrease)
696 316
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (4,660) $ (1,031)
Total Dividends and Distributions
$ (4,660) $ (1,031)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (16,969) $ (3,718)
Total Dividends and Distributions
$ (16,969) $ (3,718)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 5,688 $ 6,120
Net realized gain (loss) on investments ...................................................................................................... (6,863) 17,323
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
65,520 (101,143)
Net Increase (Decrease) in Net Assets Resulting from Operations 64,345 (77,700)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (25,245) (47,780)
Total Dividends and Distributions (25,245) (47,780)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,615 36,398
Total Increase (Decrease) in Net Assets 40,715 (89,082)
Net Assets
Beginning of period ..........................................................................................................................
345,745 434,827
End of period ................................................................................................................................
$ 386,460 $ 345,745
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 13,930 $ 9,754
Reinvested .............................................................................................. 13,633 11,611
Redeemed ...............................................................................................
(33,834) (13,479)
Net Increase (Decrease)
$ (6,271) $ 7,886
Shares:
Sold ................................................................................................... 748 532
Reinvested .............................................................................................. 746 648
Redeemed ...............................................................................................
(1,801) (738)
Net Increase (Decrease)
(307) 442
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 19,210 $ 9,265
Reinvested .............................................................................................. 26,475 21,305
Redeemed ...............................................................................................
(28,556) (11,301)
Net Increase (Decrease)
$ 17,129 $ 19,269
Shares:
Sold ................................................................................................... 890 462
Reinvested .............................................................................................. 1,484 1,217
Redeemed ...............................................................................................
(1,374) (573)
Net Increase (Decrease)
1,000 1,106
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (13,633) $ (11,612)
Total Dividends and Distributions
$ (13,633) $ (11,612)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (26,475) $ (21,305)
Total Dividends and Distributions
$ (26,475) $ (21,305)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 3,951 $ 4,510
Net realized gain (loss) on investments ...................................................................................................... (3,954) (5,625)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
12,215 (23,780)
Net Increase (Decrease) in Net Assets Resulting from Operations 12,212 (24,895)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,524) (16,989)
Total Dividends and Distributions (4,524) (16,989)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(14,680) (8,945)
Total Increase (Decrease) in Net Assets (6,992) (50,829)
Net Assets
Beginning of period ..........................................................................................................................
143,023 193,852
End of period ................................................................................................................................
$ 136,031 $ 143,023
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 5,357 $ 4,401
Reinvested .............................................................................................. 3,391 1,133
Redeemed ...............................................................................................
(23,837) (5,125)
Net Increase (Decrease)
$ (15,089) $ 409
Shares:
Sold ................................................................................................... 513 427
Reinvested .............................................................................................. 333 113
Redeemed ...............................................................................................
(2,298) (501)
Net Increase (Decrease)
(1,452) 39
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 6,065 $ 6,472
Reinvested .............................................................................................. 12,901 4,088
Redeemed ...............................................................................................
(27,189) (11,282)
Net Increase (Decrease)
$ (8,223) $ (722)
Shares:
Sold ................................................................................................... 529 564
Reinvested .............................................................................................. 1,255 403
Redeemed ...............................................................................................
(2,383) (1,018)
Net Increase (Decrease)
(599) (51)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (3,391) $ (1,133)
Total Dividends and Distributions
$ (3,391) $ (1,133)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (12,901) $ (4,088)
Total Dividends and Distributions
$ (12,901) $ (4,088)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 4,373 $ 4,828
Net realized gain (loss) on investments ...................................................................................................... (1,955) 11,366
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
70,218 (96,735)
Net Increase (Decrease) in Net Assets Resulting from Operations 72,636 (80,541)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,439) (45,904)
Total Dividends and Distributions (18,439) (45,904)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
6,944 36,424
Total Increase (Decrease) in Net Assets 61,141 (90,021)
Net Assets
Beginning of period ..........................................................................................................................
338,926 428,947
End of period ................................................................................................................................
$ 400,067 $ 338,926
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 18,284 $ 8,311
Reinvested .............................................................................................. 9,486 8,952
Redeemed ...............................................................................................
(26,387) (11,702)
Net Increase (Decrease)
$ 1,383 $ 5,561
Shares:
Sold ................................................................................................... 862 395
Reinvested .............................................................................................. 446 429
Redeemed ...............................................................................................
(1,228) (558)
Net Increase (Decrease)
80 266
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 18,207 $ 9,105
Reinvested .............................................................................................. 23,671 22,233
Redeemed ...............................................................................................
(26,033) (10,759)
Net Increase (Decrease)
$ 15,845 $ 20,579
Shares:
Sold ................................................................................................... 799 401
Reinvested .............................................................................................. 1,189 1,137
Redeemed ...............................................................................................
(1,139) (468)
Net Increase (Decrease)
849 1,070
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (9,487) $ (8,952)
Total Dividends and Distributions
$ (9,487) $ (8,952)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (23,671) $ (22,233)
Total Dividends and Distributions
$ (23,671) $ (22,233)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 4,663 $ 2,441
Net realized gain (loss) on investments and futures ......................................................................................... (769) (1,285)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
3,957 (6,708)
Net Increase (Decrease) in Net Assets Resulting from Operations 7,851 (5,552)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,441) (1,814)
Total Dividends and Distributions (2,441) (1,814)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(3,608) 956
Total Increase (Decrease) in Net Assets 1,802 (6,410)
Net Assets
Beginning of period ..........................................................................................................................
134,122 140,532
End of period ................................................................................................................................
$ 135,924 $ 134,122
Class 1
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 23,649
Reinvested ......................................................................................................... 2,441
Redeemed ..........................................................................................................
(29,698)
Net Increase (Decrease)
$ (3,608)
Shares:
Sold .............................................................................................................. 9,659
Reinvested ......................................................................................................... 1,004
Redeemed ..........................................................................................................
(12,117)
Net Increase (Decrease)
(1,454)
Year Ended December 31, 2022
Dollars:
Sold .............................................................................................................. $ 42,597
Reinvested ......................................................................................................... 1,814
Redeemed ..........................................................................................................
(43,455)
Net Increase (Decrease)
$ 956
Shares:
Sold .............................................................................................................. 17,245
Reinvested ......................................................................................................... 756
Redeemed ..........................................................................................................
(17,747)
Net Increase (Decrease)
254
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,441)
Total Dividends and Distributions
$ (2,441)
Year Ended December 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (1,814)
Total Dividends and Distributions
$ (1,814)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Account
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Operations
Net investment income (loss) ................................................................................................................ $ 624 $ 563
Net realized gain (loss) on investments ...................................................................................................... 4,173 (470)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
19,707 (45,822)
Net Increase (Decrease) in Net Assets Resulting from Operations 24,504 (45,729)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (477) (32,260)
Total Dividends and Distributions (477) (32,260)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(13,488) 18,888
Total Increase (Decrease) in Net Assets 10,539 (59,101)
Net Assets
Beginning of period ..........................................................................................................................
165,286 224,387
End of period ................................................................................................................................
$ 175,825 $ 165,286
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold ................................................................................................... $ 9,767 $ 490
Reinvested .............................................................................................. 473 4
Redeemed ...............................................................................................
(23,327) (895)
Net Increase (Decrease)
$ (13,087) $ (401)
Shares:
Sold ................................................................................................... 697 36
Reinvested .............................................................................................. 34 –
Redeemed ...............................................................................................
(1,678) (65)
Net Increase (Decrease)
(947) (29)
Year Ended December 31, 2022
Dollars:
Sold ................................................................................................... $ 8,534 $ 1,094
Reinvested .............................................................................................. 30,668 1,592
Redeemed ...............................................................................................
(22,009) (991)
Net Increase (Decrease)
$ 17,193 $ 1,695
Shares:
Sold ................................................................................................... 517 67
Reinvested .............................................................................................. 2,258 118
Redeemed ...............................................................................................
(1,405) (63)
Net Increase (Decrease)
1,370 122
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (473) $ (4)
Total Dividends and Distributions
$ (473) $ (4)
Year Ended December 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (30,668) $ (1,592)
Total Dividends and Distributions
$ (30,668) $ (1,592)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer April Account
Period Ended
December 31,
2023
Operations
Net investment income (loss) ....................................................................................................................................... $ 116
Net realized gain (loss) on investments and options and swaptions ................................................................................................ 2,637
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions .................................................................
2,367
Net Increase (Decrease) in Net Assets Resulting from Operations 5,120
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................................................ (2,805)
Total Dividends and Distributions (2,805)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................................................
20,415
Total Increase (Decrease) in Net Assets 22,730
Net Assets
Beginning of period .................................................................................................................................................
–
End of period .......................................................................................................................................................
$ 22,730
Class 2
Capital Share Transactions:
Period Ended December 31, 2023
(a)
Dollars:
Sold .............................................................................................................. $ 64,763
Reinvested ......................................................................................................... 2,805
Redeemed ..........................................................................................................
(47,153)
Net Increase (Decrease)
$ 20,415
Shares:
Sold .............................................................................................................. 6,458
Reinvested ......................................................................................................... 283
Redeemed ..........................................................................................................
(4,446)
Net Increase (Decrease)
2,295
Dividends and Distributions to Shareholders:
Period Ended December 31, 2023
(a)
From net investment income and net realized gain on investments .................................................................. $ (2,805)
Total Dividends and Distributions
$ (2,805)
(a)
Period from March 29, 2023, date operations commenced, through December 31, 2023.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer January Account
Year Ended
December 31,
2023
Period Ended
December 31,
2022
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 86 $ 5
Net realized gain (loss) on investments and options and swaptions ......................................................................... 1,717 –
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
1,642 (43)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,445 (38)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,884) –
Total Dividends and Distributions (1,884) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
30,191 26,619
Total Increase (Decrease) in Net Assets 31,752 26,581
Net Assets
Beginning of period ..........................................................................................................................
26,581 –
End of period ................................................................................................................................
$ 58,333 $ 26,581
Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 58,083
Reinvested ......................................................................................................... 1,884
Redeemed ..........................................................................................................
(29,776)
Net Increase (Decrease)
$ 30,191
Shares:
Sold .............................................................................................................. 5,737
Reinvested ......................................................................................................... 187
Redeemed ..........................................................................................................
(2,793)
Net Increase (Decrease)
3,131
Period Ended December 31, 2022
(a)
Dollars:
Sold .............................................................................................................. $ 26,619
Net Increase (Decrease)
$ 26,619
Shares:
Sold .............................................................................................................. 2,662
Redeemed ..........................................................................................................
–
Net Increase (Decrease)
2,662
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (1,884)
Total Dividends and Distributions
$ (1,884)
Period Ended December 31, 2022
(a)
From net investment income and net realized gain on investments .................................................................. $ –
Total Dividends and Distributions
$ –
(a)
Period from December 28, 2022, date operations commenced, through December 31, 2022.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer July Account
Year Ended
December 31,
2023
Period Ended
December 31,
2022
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 322 $ 91
Net realized gain (loss) on investments and options and swaptions ......................................................................... 3,162 49
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
4,195 55
Net Increase (Decrease) in Net Assets Resulting from Operations 7,679 195
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,672) (91)
Total Dividends and Distributions (2,672) (91)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
22,975 26,143
Total Increase (Decrease) in Net Assets 27,982 26,247
Net Assets
Beginning of period ..........................................................................................................................
26,247 –
End of period ................................................................................................................................
$ 54,229 $ 26,247
Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 80,195
Reinvested ......................................................................................................... 2,672
Redeemed ..........................................................................................................
(59,892)
Net Increase (Decrease)
$ 22,975
Shares:
Sold .............................................................................................................. 7,086
Reinvested ......................................................................................................... 229
Redeemed ..........................................................................................................
(5,252)
Net Increase (Decrease)
2,063
Period Ended December 31, 2022
(a)
Dollars:
Sold .............................................................................................................. $ 29,487
Reinvested ......................................................................................................... 91
Redeemed ..........................................................................................................
(3,435)
Net Increase (Decrease)
$ 26,143
Shares:
Sold .............................................................................................................. 2,910
Reinvested ......................................................................................................... 9
Redeemed ..........................................................................................................
(335)
Net Increase (Decrease)
2,584
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (2,672)
Total Dividends and Distributions
$ (2,672)
Period Ended December 31, 2022
(a)
From net investment income and net realized gain on investments .................................................................. $ (91)
Total Dividends and Distributions
$ (91)
(a)
Period from June 29, 2022, date operations commenced, through December 31, 2022.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer October Account
Year Ended
December 31,
2023
Period Ended
December 31,
2022
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 82 $ 39
Net realized gain (loss) on investments and options and swaptions ......................................................................... 1,064 509
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
2,285 601
Net Increase (Decrease) in Net Assets Resulting from Operations 3,431 1,149
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,373) (39)
Total Dividends and Distributions (1,373) (39)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(1,236) 16,868
Total Increase (Decrease) in Net Assets 822 17,978
Net Assets
Beginning of period ..........................................................................................................................
17,978 –
End of period ................................................................................................................................
$ 18,800 $ 17,978
Class 2
Capital Share Transactions:
Year Ended December 31, 2023
Dollars:
Sold .............................................................................................................. $ 10,202
Reinvested ......................................................................................................... 1,373
Redeemed ..........................................................................................................
(12,811)
Net Increase (Decrease)
$ (1,236)
Shares:
Sold .............................................................................................................. 898
Reinvested ......................................................................................................... 117
Redeemed ..........................................................................................................
(1,118)
Net Increase (Decrease)
(103)
Period Ended December 31, 2022
(a)
Dollars:
Sold .............................................................................................................. $ 25,883
Reinvested ......................................................................................................... 39
Redeemed ..........................................................................................................
(9,054)
Net Increase (Decrease)
$ 16,868
Shares:
Sold .............................................................................................................. 2,562
Reinvested ......................................................................................................... 4
Redeemed ..........................................................................................................
(855)
Net Increase (Decrease)
1,711
Dividends and Distributions to Shareholders:
Year Ended December 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (1,373)
Total Dividends and Distributions
$ (1,373)
Period Ended December 31, 2022
(a)
From net investment income and net realized gain on investments .................................................................. $ (39)
Total Dividends and Distributions
$ (39)
(a)
Period from September 29, 2022, date operations commenced, through December 31, 2022.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue
Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility
Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account,
Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Global
Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account,
LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2020
Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060
Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account,
SmallCap Account, U.S. LargeCap Buffer April Account, U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S.
LargeCap Buffer October Account series of the Fund, (known as the “Funds”), are presented herein. Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal
LifeTime Strategic Income Account are referred to collectively as the “Principal LifeTime Funds”. SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to three classes of shares: Class 1, Class 2, and Class 3.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.
Effective June 29, 2022, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer July Account was made by Principal
Financial Services, Inc. (“PFSI”), an affiliate of the Principal Global Investors, LLC (“the Manager”).
Effective September 29, 2022, the initial purchase of $1,020,010 of Class 2 shares of U.S. LargeCap Buffer October Account was made by PFSI, an affiliate of the Manager.
Effective December 28, 2022, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer January Account was made by PFSI, an affiliate of the Manager.
Effective March 29, 2023, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer April Account was made by PFSI, an affiliate of the Manager.
Effective April 28, 2023, Principal LifeTime Strategic Income Account acquired all the assets and assumed all the liabilities of Principal LifeTime
2010 Account, a series of the Fund, pursuant to a plan of reorganization approved by shareholders September 13, 2022. The purpose of the acquisition is to combine two funds with substantially identical strategies and risks due to their investment glide paths. The acquisition was accomplished by a tax-free exchange of 3,110,000 shares from Principal LifeTime 2010 Account for 3,181,000 shares valued at $33,732,000 of Principal LifeTime Strategic Income Account at an approximate exchange rate of 1.02 for Class 1. The investment securities of Principal
LifeTime 2010 Account, with a fair value of approximately $33,686,000 and a cost of $35,678,000 and $11,000 cash were the primary assets acquired by Principal LifeTime Strategic Income Account on April 28, 2023. For financial reporting purposes, assets received, and shares issued by Principal LifeTime Strategic Income Account were recorded at fair value; however, the cost basis of the investments received from Principal
LifeTime 2010 Account were maintained through the reorganization. The net assets of Principal LifeTime 2010 Account and Principal LifeTime
Strategic Income Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
were approximately $33,732,000 ($66,000 of accumulated realized loss) and $24,035,000, respectively. The aggregate net assets of Principal
LifeTime Strategic Income Account immediately following the acquisition was $57,767,000. In accordance with Sections 381-384 of the Internal
Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2023, the beginning of the fiscal year for Principal LifeTime Strategic Income
Account, Principal LifeTime Strategic Income Account’s pro forma results of operations for the year ended December 31, 2023, are as follows
(amounts in thousands):
Net investment income $ 1,655
Net gain on investments 4,140
Net increase in assets resulting from operations 5,795

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal LifeTime 2010 Account that have been included in Principal LifeTime
Strategic Income Account’s statement of operations since April 28, 2023.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund’s Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund, Principal Funds, Inc., and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of December 31,
2023:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Distributions received from other series of the Fund and other investment companies (collectively, "Underlying Funds") are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in
REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent
Diversified International Account
Euro 21.1%
Japanese Yen 16.5
British Pound Sterling 14.7
Canadian Dollar 9.3
Global Emerging Markets Account
Hong Kong Dollar 19.0%
Indian Rupee 15.7
New Taiwan Dollar 15.2
South Korean Won 12.6
Mexican Peso 5.7
Brazilian Real 5.7
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended December 31, 2023, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The impact of the ASU will not have a material impact on the
Funds’ financial statements. The Funds will adopt the ASU for periods beginning after December 15, 2023.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of December
31, 2023 is included in  interfund lending on the statements of assets and liabilities.  Any outstanding borrowing as of December 31, 2023 is included in interfund borrowing on the statements of assets and liabilities.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

During the year ended December 31, 2023, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended December 31, 2023, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of December 31,
2023 is included in borrowing on the statements of assets and liabilities.
During the year ended December 31, 2023, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Account $ 2 5.72% $ —
Bond Market Index Account 124 5.54 7
Core Plus Bond Account 11 5.63 1
Diversified Balanced Volatility Control Account 75 5.38 4
Diversified Growth Volatility Control Account 24 5.92 1
Diversified International Account 4 5.67 —
Equity Income Account 94 5.82 5
Global Emerging Markets Account 10 5.80 1
Government & High Quality Bond Account 57 5.64 3
LargeCap Growth Account I 84 5.68 5
LargeCap S&P 500 Index Account 150 5.31 8
LargeCap S&P 500 Managed Volatility Index Account 76 5.67 4
MidCap Account 5 5.80 —
Principal Capital Appreciation Account 44 5.27 2
Real Estate Securities Account 19 5.89 1
Short-Term Income Account 7 5.71 —
SmallCap Account 10 5.78 1
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Diversified Balanced Volatility Control Account $ 33 5.68% $ 2
Diversified Growth Volatility Control Account 141 5.72 8
Diversified International Account 28 5.53 2
Global Emerging Markets Account 1 5.68 —
Government & High Quality Bond Account 2 5.43 —
LargeCap S&P 500 Index Account 16 5.78 1
MidCap Account 119 5.51 7
Real Estate Securities Account 2 5.79 —
SmallCap Account 1 5.59 —
U.S. LargeCap Buffer April Account 1 50 5.72 7
U.S. LargeCap Buffer January Account 44 5.53 2
U.S. LargeCap Buffer July Account 62 5.48 3
U.S. LargeCap Buffer October Account 48 5.44 3
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
SAM Balanced Portfolio $ 10 5.48%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of December 31, 2023 , none of the Funds had financial assets and liabilities subject to Master Netting
Agreements or similar agreements.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended December 31, 2023, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of December 31, 2023, deposits with counterparty were as follows (amounts in thousands):
FCM (Futures
and Cleared
Swaps)
MSFTA (Forward
Currency Contracts
and TBA Securities) Options
Total Deposits with
Counterparty
Core Plus Bond Account $ — $ 8 $ — $ 8
Government & High Quality Bond Account 278 7 — 285
LargeCap Growth Account I 189 — — 189
LargeCap S&P 500 Managed Volatility Index Account — — 925 925
Short-Term Income Account 167 — — 167
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of December 31, 2023, deposits from counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility
Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Principal LifeTime Funds,
and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses.
These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account, Government & High Quality Bond Account, and Short-
Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
MSFTA (Forward
Currency Contracts
and TBA Securities)
Bond Market Index Account $ 25
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Funds may enter into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The
Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio.
Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. The Funds may write and purchase call and put options on securities and on securities indices to hedge against a decline in the value of securities owned or an increase in the price of securities that the Funds plan to purchase, or to generate additional revenue. Exchange-
traded options may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. Over the Counter (“OTC”) options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. FLexible EXchange
(“FLEX”) options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the
Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles, and expiration dates while achieving price discovery in price competitive, transparent auction markets and avoiding the counterparty exposure of the OTC options positions. All FLEX options in the Funds are European-style options that can only be exercised at the expiration date of the option.
Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund's exposure to the underlying instrument. Purchasing put options tends to decrease a fund's exposure to the underlying instrument. A fund pays a premium which is included on the fund's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end , the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of December 31, 2023, the Funds had no unfunded loan commitments in connection with PIPEs.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2023 , the Funds had no unfunded loan commitments.
Short Sales. Certain of the Funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations. None of the Funds entered into short sales transactions during the year ended December 31, 2023 .
Swap Agreements. Certain of the Funds invested in swap agreements during the year. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/
insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2023 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, each SAM Portfolio, Diversified Balanced Account, Diversified
Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth
Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests.
By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The
Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for Principal Funds, Inc. and Principal Exchange-Traded Funds can be found at www.PrincipalAM.com.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

As of December 31, 2023, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 98.54%
Equity Income Account 21.97
Government & High Quality Bond Account 16.89
LargeCap S&P 500 Index Account 75.11
LargeCap S&P 500 Managed Volatility Index Account 100.00
MidCap Account 4.33
Real Estate Securities Account 11.24
Asset Derivatives December 31, 2023 Liability Derivatives December 31, 2023
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 76
*
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,009
*
Payables, Total distributable earnings (accumulated loss)
$ 2
*
Total
$ 1,009
*
$ 78
*
Government & High Quality Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 412
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap Growth Account I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 123
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,238
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 593
*
Payables, Total distributable earnings (accumulated loss)
$ 330
Short-Term Income Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 269
*
Payables, Total distributable earnings (accumulated loss)
$ —
U.S. LargeCap Buffer April Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 3,034
Payables, Total distributable earnings (accumulated loss)
$ 494
U.S. LargeCap Buffer January Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 4,680
Payables, Total distributable earnings (accumulated loss)
$ 944
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

Asset Derivatives December 31, 2023 Liability Derivatives December 31, 2023
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
U.S. LargeCap Buffer July Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 10,563
Payables, Total distributable earnings (accumulated loss)
$ 1,088
U.S. LargeCap Buffer October Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 3,122
Payables, Total distributable earnings (accumulated loss)
$ 634
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit Contracts
Swap agreements
$ (1,220) $ 88
Interest Rate Contracts
Futures contracts
$ (890) $ 1,022
Total $ (2,110) $ 1,110
Government & High Quality Bond Account
Interest Rate Contracts
Futures contracts
$ (680) $ 439
LargeCap Growth Account I
Equity Contracts
Futures contracts
$ 753 $ 164
LargeCap S&P 500 Index Account
Equity Contracts
Futures contracts
$ 5,205 $ 3,516
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Investment transactions/Investments*
$ (7,211) $ 247
Futures contracts
$ 486 $ 110
Options and swaptions
$ 5,601 $ (239)
Total $ (1,124) $ 118
Short-Term Income Account
Interest Rate Contracts
Futures contracts
$ (394) $ 276
U.S. LargeCap Buffer April Account
Equity Contracts
Investment transactions/Investments*
$ (1,260) $ (670)
Options and swaptions
$ 744 $ 357
Total $ (516) $ (313)
U.S. LargeCap Buffer January Account
Equity Contracts
Investment transactions/Investments*
$ (1,154) $ 48
Options and swaptions
$ 679 $ (20)
Total $ (475) $ 28
U.S. LargeCap Buffer July Account
Equity Contracts
Investment transactions/Investments*
$ (1,885) $ (629)
Options and swaptions
$ 1,472 $ 265
Total $ (413) $ (364)
U.S. LargeCap Buffer October Account
Equity Contracts
Investment transactions/Investments*
$ (962) $ 116
Options and swaptions
$ 722 $ (262)
Total $ (240) $ (146)
*Investment transactions includes purchased options and/or purchased swaptions .
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended December
31, 2023 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 8,212
Interest Rate Contracts Futures - Long 23,453
Futures - Short 2,743
Government & High Quality Bond Account
Interest Rate Contracts Futures - Long 9,562
Futures - Short 4,560
LargeCap Growth Account I
Equity Contracts Futures - Long 3,790
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 43,561
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Futures - Long 3,608
Purchased Options 21
Written Options 21
Short-Term Income Account
Interest Rate Contracts Futures - Long 10,696
U.S. LargeCap Buffer April Account
Equity Contracts Purchased Options 81
Written Options 93
U.S. LargeCap Buffer January Account
Equity Contracts Purchased Options 53
Written Options 60
U.S. LargeCap Buffer July Account
Equity Contracts Purchased Options 137
Written Options 150
U.S. LargeCap Buffer October Account
Equity Contracts Purchased Options 55
Written Options 60
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 16,097 $ — $ — $ 16,097
Investment Companies* 110 — — 110
Total investments in securities $ 16,207 $ — $ — $ 16,207
Bond Market Index Account
Bonds* — 720,115 — 720,115
Investment Companies* 68,341 — — 68,341
Municipal Bonds* — 13,128 — 13,128
U.S. Government & Government Agency Obligations* — 1,676,547 — 1,676,547
Total investments in securities $ 68,341 $ 2,409,790 $ — $ 2,478,131
Core Plus Bond Account
Bonds* — 116,499 — 116,499
Investment Companies* 2,823 — — 2,823
Senior Floating Rate Interests* — 1,456 — 1,456
U.S. Government & Government Agency Obligations* — 88,819 — 88,819
Total investments in securities $ 2,823 $ 206,774 $ — $ 209,597
Derivative Assets
Interest Rate Contracts
Futures** 1,009 — — 1,009
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account (continued)
Interest Rate Contracts (continued)
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** $ — $ (76) $ — $ (76)
Interest Rate Contracts
Futures** (2) — — (2)
Diversified Balanced Account
Investment Companies* 737,378 — — 737,378
Total investments in securities $ 737,378 $ — $ — $ 737,378
Diversified Balanced Managed Volatility Account
Investment Companies* 134,166 — — 134,166
Total investments in securities $ 134,166 $ — $ — $ 134,166
Diversified Balanced Volatility Control Account
Investment Companies* 241,438 — — 241,438
Total investments in securities $ 241,438 $ — $ — $ 241,438
Diversified Growth Account
Investment Companies* 3,078,035 — — 3,078,035
Total investments in securities $ 3,078,035 $ — $ — $ 3,078,035
Diversified Growth Managed Volatility Account
Investment Companies* 293,530 — — 293,530
Total investments in securities $ 293,530 $ — $ — $ 293,530
Diversified Growth Volatility Control Account
Investment Companies* 1,441,189 — — 1,441,189
Total investments in securities $ 1,441,189 $ — $ — $ 1,441,189
Diversified Income Account
Investment Companies* 247,119 — — 247,119
Total investments in securities $ 247,119 $ — $ — $ 247,119
Diversified International Account
Common Stocks
Basic Materials — 5,957 — 5,957
Communications 2,208 4,908 — 7,116
Consumer, Cyclical 10,147 33,772 — 43,919
Consumer, Non-cyclical 3,934 42,677 — 46,611
Energy 10,760 4,229 — 14,989
Financial 16,779 46,941 — 63,720
Industrial 6,882 29,892 — 36,774
Technology — 30,829 — 30,829
Utilities — 3,891 — 3,891
Investment Companies* 1,831 — — 1,831
Total investments in securities $ 52,541 $ 203,096 $ — $ 255,637
Equity Income Account
Common Stocks* 649,553 — — 649,553
Investment Companies* 13,241 — — 13,241
Total investments in securities $ 662,794 $ — $ — $ 662,794
Global Emerging Markets Account
Common Stocks
Basic Materials 668 1,147 — 1,815
Communications 2,125 7,212 — 9,337
Consumer, Cyclical 1,350 5,918 — 7,268
Consumer, Non-cyclical 1,228 6,458 — 7,686
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Account (continued)
Common Stocks (continued)
Energy $ 577 $ 2,421 $ — $ 2,998
Financial 2,222 11,454 — 13,676
Industrial 1,287 5,886 — 7,173
Technology 835 13,670 — 14,505
Utilities — 1,103 — 1,103
Investment Companies* 1,063 — — 1,063
Preferred Stocks
Consumer, Cyclical — 311 — 311
Energy 747 — — 747
Financial — 12 — 12
Total investments in securities $ 12,102 $ 55,592 $ — $ 67,694
Government & High Quality Bond Account
Bonds* — 28,079 — 28,079
Investment Companies* 1,693 — — 1,693
U.S. Government & Government Agency Obligations* — 104,780 — 104,780
Total investments in securities $ 1,693 $ 132,859 $ — $ 134,552
Derivative Assets
Interest Rate Contracts
Futures** 412 — — 412
LargeCap Growth Account I
Common Stocks
Basic Materials 358 — — 358
Communications 110,016 — — 110,016
Consumer, Cyclical 36,526 — — 36,526
Consumer, Non-cyclical 122,802 — — 122,802
Energy 2,237 — — 2,237
Financial 46,672 — — 46,672
Industrial 25,025 — — 25,025
Technology 220,081 — 131 220,212
Utilities 30 — — 30
Convertible Preferred Stocks
Basic Materials — — 100 100
Consumer, Cyclical — — 142 142
Technology — — 188 188
Investment Companies* 15,134 — — 15,134
Total investments in securities $ 578,881 $ — $ 561 $ 579,442
Derivative Assets
Equity Contracts
Futures** 123 — — 123
LargeCap S&P 500 Index Account
Common Stocks* 2,741,791 — — 2,741,791
Investment Companies* 44,716 — — 44,716
Total investments in securities $ 2,786,507 $ — $ — $ 2,786,507
Derivative Assets
Equity Contracts
Futures** 1,238 — — 1,238
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 165,380 — — 165,380
Investment Companies* 11,903 — — 11,903
Purchased Options — 528 — 528
Total investments in securities $ 177,283 $ 528 $ — $ 177,811
Derivative Assets
Equity Contracts
Futures** 65 — — 65
Derivative Liabilities
Equity Contracts
Written Options — (330) — (330)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Account
Common Stocks
Basic Materials $ 3,594 $ — $ — $ 3,594
Communications 19,636 — — 19,636
Consumer, Cyclical 163,695 — — 163,695
Consumer, Non-cyclical 69,505 — — 69,505
Financial 155,422 — — 155,422
Industrial 99,264 — — 99,264
Technology 79,608 — — 79,608
Utilities 21,440 — — 21,440
Investment Companies* 867 — — 867
Total investments in securities $ 613,031 $ — $ — $ 613,031
Principal Capital Appreciation Account
Common Stocks* 182,095 — — 182,095
Investment Companies* 1,091 — — 1,091
Total investments in securities $ 183,186 $ — $ — $ 183,186
Principal LifeTime 2020 Account
Investment Companies* 152,078 — — 152,078
Total investments in securities $ 152,078 $ — $ — $ 152,078
Principal LifeTime 2030 Account
Investment Companies* 276,065 — — 276,065
Total investments in securities $ 276,065 $ — $ — $ 276,065
Principal LifeTime 2040 Account
Investment Companies* 150,895 — — 150,895
Total investments in securities $ 150,895 $ — $ — $ 150,895
Principal LifeTime 2050 Account
Investment Companies* 70,707 — — 70,707
Total investments in securities $ 70,707 $ — $ — $ 70,707
Principal LifeTime 2060 Account
Investment Companies* 21,436 — — 21,436
Total investments in securities $ 21,436 $ — $ — $ 21,436
Principal LifeTime Strategic Income Account
Investment Companies* 55,864 — — 55,864
Total investments in securities $ 55,864 $ — $ — $ 55,864
Real Estate Securities Account
Common Stocks* 153,351 — — 153,351
Investment Companies* 226 — — 226
Total investments in securities $ 153,577 $ — $ — $ 153,577
SAM Balanced Portfolio
Investment Companies* 590,414 — — 590,414
Total investments in securities $ 590,414 $ — $ — $ 590,414
SAM Conservative Balanced Portfolio
Investment Companies* 165,353 — — 165,353
Total investments in securities $ 165,353 $ — $ — $ 165,353
SAM Conservative Growth Portfolio
Investment Companies* 386,345 — — 386,345
Total investments in securities $ 386,345 $ — $ — $ 386,345
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year, there were no Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Flexible Income Portfolio
Investment Companies* $ 136,017 $ — $ — $ 136,017
Total investments in securities $ 136,017 $ — $ — $ 136,017
SAM Strategic Growth Portfolio
Investment Companies* 399,934 — — 399,934
Total investments in securities $ 399,934 $ — $ — $ 399,934
Short-Term Income Account
Bonds* — 120,027 — 120,027
Investment Companies* 4,022 — — 4,022
U.S. Government & Government Agency Obligations* — 11,261 — 11,261
Total investments in securities $ 4,022 $ 131,288 $ — $ 135,310
Derivative Assets
Interest Rate Contracts
Futures** 269 — — 269
SmallCap Account
Common Stocks* 174,527 — — 174,527
Investment Companies* 2,716 — — 2,716
Total investments in securities $ 177,243 $ — $ — $ 177,243
U.S. LargeCap Buffer April Account
Investment Companies* 20,427 — — 20,427
Purchased Options — 3,034 — 3,034
Total investments in securities $ 20,427 $ 3,034 $ — $ 23,461
Derivative Liabilities
Equity Contracts
Written Options — (494) — (494)
U.S. LargeCap Buffer January Account
Investment Companies* 24,380 — — 24,380
Purchased Options — 4,680 — 4,680
Total investments in securities $ 24,380 $ 4,680 $ — $ 29,060
Derivative Liabilities
Equity Contracts
Written Options — (944) — (944)
U.S. LargeCap Buffer July Account
Investment Companies* 69,655 — — 69,655
Purchased Options — 10,563 — 10,563
Total investments in securities $ 69,655 $ 10,563 $ — $ 80,218
Derivative Liabilities
Equity Contracts
Written Options — (1,088) — (1,088)
U.S. LargeCap Buffer October Account
Investment Companies* 19,792 — — 19,792
Purchased Options — 3,122 — 3,122
Total investments in securities $ 19,792 $ 3,122 $ — $ 22,914
Derivative Liabilities
Equity Contracts
Written Options — (634) — (634)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is
.25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
The Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the fund's management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Government & High Quality Bond Account .50 .48 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
Real Estate Securities Account .79 .77 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Next $300 Next $300 Thereafter
Equity Income Account .60% .55% .50% .45% .40% .39% .38%
MidCap Account .65 .60 .55 .50 .45 .44 .43
Net Assets of Fund (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
Global Emerging Markets Account 1.00 .98 .96 .95 .90
Net Assets of Fund (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .500
Short-Term Income Account .40 .39
Net Assets of Fund (in billions)
First $3 Over $3
LargeCap S&P 500 Index Account .20% .18%
All Net Assets
Bond Market Index Account .14%
Diversified Balanced Account .05
Diversified Balanced Managed Volatility Account .05
Diversified Balanced Volatility Control Account .12
Diversified Growth Account .05
Diversified Growth Managed Volatility Account .05
Diversified Growth Volatility Control Account .12
Diversified Income Account .05
LargeCap S&P 500 Managed Volatility Index Account .35
U.S. LargeCap Buffer January Account .69
U.S. LargeCap Buffer April Account .69
U.S. LargeCap Buffer July Account .69
U.S. LargeCap Buffer October Account .69
Period from January 1, 2023 through December 31, 2023
Expiration
LargeCap Growth Account I .016% April 30, 2024

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Period from March 29, 2023 (date operations commenced) to December 31, 2023.
Distribution Fees. Class 2 and Class 3 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Administrative Service Fees. Class 3 shares of the Funds bear administrative service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Funds. Administration service fees are paid to Principal Shareholder Services, Inc. (an affiliate of the Manager), the principal administrator of the Funds. The annual administrative service fee rate is .15%.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Affiliated Ownership. At December 31, 2023, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal
Life Insurance Company (an affiliate of the Manager), Principal Financial Services, Inc. (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Period from January 1, 2023 through December 31, 2023
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A N/A 1.05% April 30, 2024
Diversified Balanced Managed Volatility Account N/A .31% N/A April 30, 2024
Global Emerging Markets Account 1.20% N/A N/A April 30, 2023
LargeCap Growth Account I .69 N/A N/A April 30, 2024
U.S. LargeCap Buffer January Account N/A .95 N/A April 30, 2024
U.S. LargeCap Buffer April Account N/A .95* N/A April 30, 2024
U.S. LargeCap Buffer July Account N/A .95 N/A April 30, 2024
U.S. LargeCap Buffer October Account N/A .95 N/A April 30, 2024
Class 1 Class 2 Class 3
Blue Chip Account N/A N/A 1,167
Bond Market Index Account 3,792 N/A N/A
Core Plus Bond Account 20,196 N/A N/A
Diversified Balanced Account 2,384 49,178 1
Diversified Balanced Managed Volatility Account N/A 11,489 1
Diversified Balanced Volatility Control Account N/A 20,702 1
Diversified Growth Account N/A 177,396 1
Diversified Growth Managed Volatility Account N/A 23,311 1
Diversified Growth Volatility Control Account N/A 115,959 1
Diversified Income Account N/A 19,644 —
Diversified International Account 16,349 N/A N/A
Equity Income Account 11,962 591 —
Global Emerging Markets Account 4,590 N/A N/A
Government & High Quality Bond Account 11,776 N/A N/A
LargeCap Growth Account I 14,078 N/A N/A
LargeCap S&P 500 Index Account 29,481 2,455 N/A
MidCap Account 8,479 311 N/A
Principal Capital Appreciation Account 3,216 408 N/A
Principal LifeTime 2020 Account 12,170 N/A N/A
Principal LifeTime 2030 Account 21,310 N/A N/A
Principal LifeTime 2040 Account 9,089 N/A N/A
Principal LifeTime 2050 Account 4,389 N/A N/A
Principal LifeTime 2060 Account 1,367 N/A N/A
Principal LifeTime Strategic Income Account 5,062 N/A N/A
Real Estate Securities Account 6,956 576 N/A
SAM Balanced Portfolio 30,553 2,899 N/A
SAM Conservative Balanced Portfolio 11,871 1,497 N/A
SAM Conservative Growth Portfolio 9,274 1,443 N/A
SAM Flexible Income Portfolio 8,947 2,598 N/A
SAM Strategic Growth Portfolio 8,545 913 N/A
Short-Term Income Account 53,832 N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

6. Investment Transactions
For the year ended December 31, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended December 31, 2023, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
Class 1 Class 2 Class 3
SmallCap Account 10,852 329 N/A
U.S. LargeCap Buffer April Account N/A 2,295 N/A
U.S. LargeCap Buffer January Account N/A 5,793 N/A
U.S. LargeCap Buffer July Account N/A 4,647 N/A
U.S. LargeCap Buffer October Account N/A 1,608 N/A
Purchases Sales
Blue Chip Account $ 4,542 $ 1,042
Bond Market Index Account 510,229 489,730
Core Plus Bond Account 176,863 167,606
Diversified Balanced Account 103,290 185,954
Diversified Balanced Managed Volatility Account 22,579 41,290
Diversified Balanced Volatility Control Account 112,484 77,963
Diversified Growth Account 420,995 742,579
Diversified Growth Managed Volatility Account 45,833 74,425
Diversified Growth Volatility Control Account 751,550 491,505
Diversified Income Account 39,804 66,016
Diversified International Account 88,977 106,242
Equity Income Account 81,461 154,140
Global Emerging Markets Account 21,860 28,533
Government & High Quality Bond Account 136,854 151,437
LargeCap Growth Account I 140,240 173,725
LargeCap S&P 500 Index Account 60,484 349,004
LargeCap S&P 500 Managed Volatility Index Account 9,566 48,635
MidCap Account 50,848 159,971
Principal Capital Appreciation Account 81,731 85,492
Principal LifeTime 2020 Account 21,055 32,550
Principal LifeTime 2030 Account 58,023 35,487
Principal LifeTime 2040 Account 43,725 27,981
Principal LifeTime 2050 Account 20,120 15,581
Principal LifeTime 2060 Account 7,387 3,668
Principal LifeTime Strategic Income Account 6,635 11,027
Real Estate Securities Account 30,434 22,544
SAM Balanced Portfolio 152,176 196,035
SAM Conservative Balanced Portfolio 45,863 56,904
SAM Conservative Growth Portfolio 100,497 114,612
SAM Flexible Income Portfolio 34,308 48,642
SAM Strategic Growth Portfolio 109,847 112,862
Short-Term Income Account 38,028 39,429
SmallCap Account 41,224 54,849
U.S. LargeCap Buffer April Account 55,989 41,409
U.S. LargeCap Buffer January Account 23,346 25,485
U.S. LargeCap Buffer July Account 69,434 30,897
U.S. LargeCap Buffer October Account 7,422 7,773
Purchases Sales
Bond Market Index Account $ 698,577 $ 619,651
Core Plus Bond Account 109,434 114,266
Government & High Quality Bond Account 85,719 87,646
Short-Term Income Account 13,572 18,283
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2023 and December 31,
2022 were as follows (amounts in thousands):
*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2023, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term Capital
Gain* Section 1250 Gain**
2023 2022 2023 2022 2023 2022
Blue Chip Account $ — $ — $ — $ 13 $ — $ —
Bond Market Index Account 57,065 53,039 — 2,296 — —
Core Plus Bond Account 5,692 6,363 — 2,263 — —
Diversified Balanced Account 12,813 20,659 45,813 71,158 — —
Diversified Balanced Managed Volatility Account 2,143 4,380 6,252 11,500 — —
Diversified Balanced Volatility Control Account 2,935 11,938 1,785 4,212 — —
Diversified Growth Account 49,204 82,184 197,808 276,364 — —
Diversified Growth Managed Volatility Account 4,088 9,755 17,109 25,974 — —
Diversified Growth Volatility Control Account 16,064 67,136 20,322 33,793 — —
Diversified Income Account 4,713 7,318 9,737 12,540 — —
Diversified International Account 3,137 6,558 — 23,295 — —
Equity Income Account 14,295 29,946 28,580 60,496 — —
Global Emerging Markets Account 1,657 2,586 — 5,557 — —
Government & High Quality Bond Account 2,868 2,203 — — — —
LargeCap Growth Account I — 6,213 25,448 53,723 — —
LargeCap S&P 500 Index Account 37,377 41,050 110,091 282,840 — —
LargeCap S&P 500 Managed Volatility Index Account 2,240 2,043 10,477 19,424 — —
MidCap Account — 1,775 14,148 63,099 — —
Principal Capital Appreciation Account 1,315 5,170 10,892 15,525 — —
Principal LifeTime 2020 Account 3,911 6,678 2,270 10,079 — —
Principal LifeTime 2030 Account 4,518 8,467 5,367 14,343 — —
Principal LifeTime 2040 Account 1,847 4,161 3,452 8,140 — —
Principal LifeTime 2050 Account 735 2,185 1,933 4,627 — —
Principal LifeTime 2060 Account 193 518 510 1,126 — —
Principal LifeTime Strategic Income Account 666 926 237 1,091 — —
Real Estate Securities Account 2,883 2,788 5,371 9,374 — 271
SAM Balanced Portfolio 13,327 21,423 24,359 74,882 — —
SAM Conservative Balanced Portfolio 4,553 5,818 1,138 14,869 — —
SAM Conservative Growth Portfolio 6,137 12,091 19,108 35,689 — —
SAM Flexible Income Portfolio 4,524 6,580 — 10,409 — —
SAM Strategic Growth Portfolio 4,835 9,751 13,604 36,153 — —
Short-Term Income Account 2,441 1,615 — 199 — —
SmallCap Account 477 6,073 — 26,187 — —
U.S. LargeCap Buffer April Account 2,805 — — — — —
U.S. LargeCap Buffer January Account 1,884 — — — — —
U.S. LargeCap Buffer July Account 1,988 91 684 — — —
U.S. LargeCap Buffer October Account 1,373 39 — — — —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ — $ (505) $ 2,136 $ — $ 1,631
Bond Market Index Account 71,798 — (92,361) (218,955) — (239,518)
Core Plus Bond Account 6,634 — (21,536) (10,454) (22) (25,378)
Diversified Balanced Account 15,467 17,856 — 159,685 — 193,008
Diversified Balanced Managed Volatility Account 2,564 4,121 — 11,589 — 18,274
Diversified Balanced Volatility Control Account 4,593 2,328 — 2,321 (20) 9,222
Diversified Growth Account 66,298 68,228 — 828,757 — 963,283

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of December 31, 2023, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained. For the year ended
December 31, 2023, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Diversified Growth Managed Volatility Account $ 5,332 $ 10,980 $ — $ 40,243 $ — $ 56,555
Diversified Growth Volatility Control Account 28,975 19,172 — 60,620 (268) 108,499
Diversified Income Account 5,670 3,707 — 16,251 — 25,628
Diversified International Account 8,03 4 — (1,883) 48,8 09 — 54,960
Equity Income Account 15,003 6,694 — 320,157 — 341,854
Global Emerging Markets Account 1,36 4 — (3,268) 6, 599 — 4,695
Government & High Quality Bond Account 3,581 — (23,883) (9,824) (10) (30,136)
LargeCap Growth Account I 1,578 29,158 — 185,508 — 216,244
LargeCap S&P 500 Index Account 43,336 161,749 — 1,293,709 (26) 1,498,768
LargeCap S&P 500 Managed Volatility Index Account 2,635 16,065 — 75,406 (9,061) 85,045
MidCap Account 9 29 54,831 — 238,23 1 — 293,991
Principal Capital Appreciation Account 1,950 5,877 — 90,745 — 98,572
Principal LifeTime 2020 Account 4,258 1,758 — 2,853 — 8,869
Principal LifeTime 2030 Account 6,405 2,960 — 12,369 — 21,734
Principal LifeTime 2040 Account 2,916 2,150 — 10,674 — 15,740
Principal LifeTime 2050 Account 1,211 1,159 — 5,587 — 7,957
Principal LifeTime 2060 Account 342 356 — 1,032 — 1,730
Principal LifeTime Strategic Income Account 1,422 108 — (2,324) — (794)
Real Estate Securities Account 3,449 4,572 — 19,090 — 27,111
SAM Balanced Portfolio 11,723 — (1,569) 86,553 — 96,707
SAM Conservative Balanced Portfolio 4,160 — (3,001) 12,550 — 13,709
SAM Conservative Growth Portfolio 5,687 — (6,136) 77,604 — 77,155
SAM Flexible Income Portfolio 3,950 — (7,682) 1,334 — (2,398)
SAM Strategic Growth Portfolio 4,373 — (1,896) 77,568 — 80,045
Short-Term Income Account 4,668 — (1,634) (3,141) (5) (112)
SmallCap Account 784 3,279 — 32,667 — 36,730
U.S. LargeCap Buffer April Account 26 — (338) 2,680 (20) 2,348
U.S. LargeCap Buffer January Account 35 — (63) 1,614 (45) 1,541
U.S. LargeCap Buffer July Account 863 30 (234) 4,530 (66) 5,123
U.S. LargeCap Buffer October Account 81 — — 3,116 (60) 3,137
Short-Term Long-Term Total
Blue Chip Account $ 505 $ — $ 505
Bond Market Index Account 34,640 57,721 92,361
Core Plus Bond Account 7,802 13,734 21,536
Diversified International Account 1,883 — 1,883
Global Emerging Markets Account 2,110 1,158 3,268
Government & High Quality Bond Account 8,655 15,228 23,883
SAM Balanced Portfolio 1,569 — 1,569
SAM Conservative Balanced Portfolio 1,068 1,933 3,001
SAM Conservative Growth Portfolio 2,203 3,933 6,136
SAM Flexible Income Portfolio 2,286 5,396 7,682
SAM Strategic Growth Portfolio 1,788 108 1,896
Short-Term Income Account 1,121 513 1,634
Short-Term
Utilized
Long-Term
Utilized
Blue Chip Account $ 6 $ —
Diversified International Account 2,064 —
Global Emerging Markets Account — 697
Principal LifeTime Strategic Income Account 9* 14*
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

* Utilized capital loss carryforwards were acquired from Principal LifeTime 2010 Account on April 28, 2023.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund's taxable year subsequent to October 31. For the taxable year ended December 31, 2023 , the Funds intend to defer late-year capital losses as follows (amounts
in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2023, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of December 31, 2023, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Short-Term
Utilized
Long-Term
Utilized
SmallCap Account $ 653 $ —
U.S. LargeCap Buffer January Account 17 25
Post October
Capital Loss
U.S. LargeCap Buffer April Account $ 338
U.S. LargeCap Buffer January Account 63
U.S. LargeCap Buffer July Account 234
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Account $ 9 $ (9)
Diversified Balanced Account (5,865) 5,865
Diversified Growth Account (23,753) 23,753
Equity Income Account (6,605) 6,605
LargeCap Growth Account I (3,811) 3,811
LargeCap S&P 500 Index Account (30,793) 30,793
LargeCap S&P 500 Managed Volatility Index Account (1,282) 1,282
MidCap Account (7,062) 7,062
Principal Capital Appreciation Account (1,316) 1,316
Principal LifeTime Strategic Income Account (108) 108
U.S. LargeCap Buffer April Account 33 (33)
U.S. LargeCap Buffer January Account 18 (18)
U.S. LargeCap Buffer October Account (40) 40
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 2,985 $ (849) $ 2,136 $ 14,071
Bond Market Index Account 11,836 (230,791) (218,955) 2,697,086
Core Plus Bond Account 2,778 (13,232) (10,454) 220,982
Diversified Balanced Account 192,857 (33,172) 159,685 577,693
Diversified Balanced Managed Volatility Account 19,517 (7,928) 11,589 122,577
Diversified Balanced Volatility Control Account 17,381 (15,060) 2,321 239,117
Diversified Growth Account 941,388 (112,631) 828,757 2,249,278
Diversified Growth Managed Volatility Account 53,053 (12,810) 40,243 253,287
Diversified Growth Volatility Control Account 125,659 (65,039) 60,620 1,380,569
Diversified Income Account 35,691 (19,440) 16,251 230,868
Diversified International Account 55,178 (6,151) 49,027 206,610
Equity Income Account 329,221 (9,064) 320,157 342,637
Global Emerging Markets Account 13,931 (6,957) 6,974 60,720
Government & High Quality Bond Account 1,465 (11,289) (9,824) 144,788
LargeCap Growth Account I 213,033 (27,525) 185,508 394,057
LargeCap S&P 500 Index Account 1,383,867 (90,158) 1,293,709 1,494,036
LargeCap S&P 500 Managed Volatility Index Account 81,192 (5,786) 75,406 102,140
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2023

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
MidCap Account $ 250,161 $ (11,930) $ 238,231 $ 374,800
Principal Capital Appreciation Account 92,460 (1,715) 90,745 92,441
Principal LifeTime 2020 Account 18,178 (15,325) 2,853 149,225
Principal LifeTime 2030 Account 31,137 (18,768) 12,369 263,696
Principal LifeTime 2040 Account 17,998 (7,324) 10,674 140,221
Principal LifeTime 2050 Account 9,423 (3,836) 5,587 65,120
Principal LifeTime 2060 Account 1,992 (960) 1,032 20,404
Principal LifeTime Strategic Income Account 3,981 (6,305) (2,324) 58,188
Real Estate Securities Account 27,596 (8,506) 19,090 134,487
SAM Balanced Portfolio 106,770 (20,217) 86,553 503,861
SAM Conservative Balanced Portfolio 20,684 (8,134) 12,550 152,803
SAM Conservative Growth Portfolio 87,276 (9,672) 77,604 308,741
SAM Flexible Income Portfolio 9,424 (8,090) 1,334 134,683
SAM Strategic Growth Portfolio 83,962 (6,394) 77,568 322,366
Short-Term Income Account 655 (3,796) (3,141) 138,720
SmallCap Account 50,234 (17,567) 32,667 144,576
U.S. LargeCap Buffer April Account 3,681 (1,001) 2,680 20,287
U.S. LargeCap Buffer January Account 1,636 (22) 1,614 26,502
U.S. LargeCap Buffer July Account 4,530 — 4,530 74,600
U.S. LargeCap Buffer October Account 3,116 — 3,116 19,164
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0 .68 % Shares Held Value (000's)
Money Market Funds - 0 .68%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
109,967 $ 110
TOTAL INVESTMENT COMPANIES $ 110
COMMON STOCKS - 99 .39 % Shares Held Value (000's)
Aerospace & Defense - 6 .10%
HEICO Corp - Class A 1,481 $ 211
TransDigm Group Inc 768 777
$ 988
Chemicals - 2 .34%
Linde PLC 612 251
Sherwin-Williams Co/The 410 128
$ 379
Commercial Services - 6 .24%
CoStar Group Inc
(c)
4,943 432
Moody's Corp 719 281
S&P Global Inc 674 297
$ 1,010
Distribution & Wholesale - 2 .08%
Copart Inc
(c)
6,876 337
Diversified Financial Services - 11 .75%
Brookfield Asset Management Ltd 3,402 137
Charles Schwab Corp/The 4,334 298
Mastercard Inc 1,724 735
Visa Inc 2,815 733
$ 1,903
Healthcare - Products - 4 .63%
Danaher Corp 2,470 571
IDEXX Laboratories Inc
(c)
230 128
Intuitive Surgical Inc
(c)
147 50
$ 749
Insurance - 3 .50%
Progressive Corp/The 3,559 567
Internet - 16 .31%
Alphabet Inc - A Shares
(c)
1,251 175
Alphabet Inc - C Shares
(c)
4,925 694
Amazon.com Inc
(c)
8,421 1,279
Netflix Inc
(c)
1,012 493
$ 2,641
Lodging - 2 .69%
Hilton Worldwide Holdings Inc 2,388 435
Pharmaceuticals - 1 .75%
Zoetis Inc 1,440 284
Private Equity - 7 .56%
Brookfield Corp 21,443 860
KKR & Co Inc 4,407 365
$ 1,225
REITs - 3 .55%
American Tower Corp 2,531 546
SBA Communications Corp 114 29
$ 575
Retail - 3 .37%
CarMax Inc
(c)
1,254 96
Costco Wholesale Corp 241 159
O'Reilly Automotive Inc
(c)
306 291
$ 546
Semiconductors - 0 .75%
NVIDIA Corp 247 122
Software - 23 .58%
Adobe Inc
(c)
1,237 738
Intuit Inc 1,196 747
Microsoft Corp 4,964 1,867
Roper Technologies Inc 808 440
Salesforce Inc
(c)
101 27
$ 3,819
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 3 .19%
Union Pacific Corp 2,104 $ 517
TOTAL COMMON STOCKS $ 16,097
Total Investments $ 16,207
Other Assets and Liabilities -  (0.07)% (11)
TOTAL NET ASSETS - 100.00% $ 16,196
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Financial 26 .36%
Technology 24 .33%
Communications 16 .31%
Consumer, Non-cyclical 12 .62%
Industrial 9 .29%
Consumer, Cyclical 8 .14%
Basic Materials 2 .34%
Money Market Funds 0 .68%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 194 $ 4,992 $ 5,076 $ 110
$ 194 $ 4,992 $ 5,076 $ 110
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 7 $ — $ — $ —
$ 7 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .80 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .36%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
(a)
80,000 $ 8,853
Money Market Funds - 2 .44%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(b),(c)
3,732,206 3,732
Principal Government Money Market Fund - Class
R-6 5.26%
(b),(c),(d)
55,756,070 55,756
$ 59,488
TOTAL INVESTMENT COMPANIES $ 68,341
BONDS - 29 .51%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 161
5.40%, 10/01/2048 300 284
Omnicom Group Inc
2.45%, 04/30/2030 160 139
2.60%, 08/01/2031 295 253
$ 837
Aerospace & Defense - 0 .51%
Boeing Co/The
2.75%, 02/01/2026 175 167
2.95%, 02/01/2030 170 153
3.25%, 02/01/2028 325 308
3.25%, 02/01/2035 170 143
3.63%, 02/01/2031 175 163
3.75%, 02/01/2050 235 182
3.95%, 08/01/2059 315 241
4.88%, 05/01/2025 620 617
5.04%, 05/01/2027 310 313
5.15%, 05/01/2030 310 316
5.71%, 05/01/2040 310 321
5.81%, 05/01/2050 505 523
5.88%, 02/15/2040 154 159
General Dynamics Corp
1.15%, 06/01/2026 195 180
2.25%, 06/01/2031 195 170
3.25%, 04/01/2025 80 78
3.50%, 04/01/2027 160 156
3.75%, 05/15/2028 300 295
4.25%, 04/01/2040 160 149
L3Harris Technologies Inc
1.80%, 01/15/2031 90 74
2.90%, 12/15/2029 60 54
3.83%, 04/27/2025 500 491
5.40%, 01/15/2027 150 153
5.40%, 07/31/2033 150 156
5.60%, 07/31/2053 55 59
Lockheed Martin Corp
1.85%, 06/15/2030 55 47
3.55%, 01/15/2026 120 118
3.80%, 03/01/2045 375 322
3.90%, 06/15/2032 100 96
4.07%, 12/15/2042 47 42
4.09%, 09/15/2052 389 346
4.15%, 06/15/2053 100 89
4.70%, 05/15/2046 25 24
4.75%, 02/15/2034 150 153
4.95%, 10/15/2025 135 136
5.10%, 11/15/2027 150 155
5.25%, 01/15/2033 150 159
5.70%, 11/15/2054 150 169
Northrop Grumman Corp
3.20%, 02/01/2027 500 481
3.85%, 04/15/2045 500 420
4.03%, 10/15/2047 300 257
4.70%, 03/15/2033 150 151
4.95%, 03/15/2053 115 114
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp
1.90%, 09/01/2031 $ 170 $ 138
2.25%, 07/01/2030 160 138
2.38%, 03/15/2032 195 162
2.82%, 09/01/2051 175 116
3.03%, 03/15/2052 195 135
3.50%, 03/15/2027 250 241
3.75%, 11/01/2046 30 24
4.05%, 05/04/2047 300 250
4.13%, 11/16/2028 435 425
4.15%, 05/15/2045 40 34
4.35%, 04/15/2047 40 35
4.50%, 06/01/2042 375 341
4.63%, 11/16/2048 210 192
4.88%, 10/15/2040 154 146
5.00%, 02/27/2026 110 110
5.15%, 02/27/2033 110 112
5.38%, 02/27/2053 85 86
5.75%, 11/08/2026 150 154
5.75%, 01/15/2029 150 157
6.10%, 03/15/2034 185 201
6.40%, 03/15/2054 185 214
$ 12,311
Agriculture - 0 .35%
Altria Group Inc
2.35%, 05/06/2025 160 154
2.45%, 02/04/2032 190 155
3.40%, 05/06/2030 325 296
3.70%, 02/04/2051 190 134
3.88%, 09/16/2046 60 45
4.00%, 02/04/2061 190 139
4.80%, 02/14/2029 63 63
5.80%, 02/14/2039 380 387
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 809
2.70%, 09/15/2051 195 131
2.90%, 03/01/2032 390 347
4.50%, 08/15/2033 125 125
BAT Capital Corp
2.26%, 03/25/2028 170 152
2.73%, 03/25/2031 170 143
3.46%, 09/06/2029 245 226
3.56%, 08/15/2027 211 201
3.98%, 09/25/2050 170 120
4.54%, 08/15/2047 325 249
6.42%, 08/02/2033 155 162
7.08%, 08/02/2043 155 165
7.08%, 08/02/2053 75 80
BAT International Finance PLC
1.67%, 03/25/2026 170 158
5.93%, 02/02/2029 305 317
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 170
Philip Morris International Inc
0.88%, 05/01/2026 175 160
1.75%, 11/01/2030 175 144
2.75%, 02/25/2026 310 297
3.38%, 08/11/2025 375 366
4.13%, 03/04/2043 300 254
4.25%, 11/10/2044 30 26
4.38%, 11/15/2041 61 54
4.50%, 03/20/2042 400 359
4.88%, 02/13/2026 75 75
4.88%, 02/15/2028 150 152
4.88%, 11/15/2043 35 33
5.13%, 11/17/2027 255 260
5.38%, 02/15/2033 150 154
5.50%, 09/07/2030 305 316

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc   (continued)
5.63%, 11/17/2029 $ 255 $ 267
5.75%, 11/17/2032 130 136
Reynolds American Inc
4.45%, 06/12/2025 155 153
5.70%, 08/15/2035 25 25
5.85%, 08/15/2045 415 388
$ 8,547
Airlines - 0 .04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 138 120
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 253 224
Southwest Airlines Co
5.25%, 05/04/2025 480 480
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028 111 106
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 67 56
$ 986
Apparel - 0 .04%
NIKE Inc
2.40%, 03/27/2025 160 156
2.75%, 03/27/2027 160 152
3.25%, 03/27/2040 160 134
3.38%, 11/01/2046 350 282
3.63%, 05/01/2043 200 172
$ 896
Automobile Manufacturers - 0 .44%
American Honda Finance Corp
1.20%, 07/08/2025 165 156
1.30%, 09/09/2026 195 179
2.25%, 01/12/2029 200 181
4.60%, 04/17/2025 150 149
4.60%, 04/17/2030 150 150
4.70%, 01/12/2028 150 151
5.65%, 11/15/2028 150 157
5.80%, 10/03/2025 115 117
5.85%, 10/04/2030 115 123
Ford Motor Co
6.10%, 08/19/2032
(a)
225 227
Ford Motor Credit Co LLC
2.70%, 08/10/2026 225 208
5.13%, 06/16/2025 225 222
6.80%, 11/07/2028 300 314
7.12%, 11/07/2033 300 323
7.35%, 11/04/2027 225 237
General Motors Co
5.00%, 10/01/2028
(a)
400 403
5.00%, 04/01/2035 200 191
5.40%, 04/01/2048 360 329
6.75%, 04/01/2046 25 27
General Motors Financial Co Inc
1.25%, 01/08/2026 190 176
1.50%, 06/10/2026 190 174
2.35%, 02/26/2027 730 672
2.35%, 01/08/2031 190 157
2.40%, 04/10/2028 190 170
2.40%, 10/15/2028 175 155
2.70%, 06/10/2031 190 159
3.80%, 04/07/2025 200 196
4.30%, 07/13/2025 325 319
4.35%, 01/17/2027 305 299
5.80%, 01/07/2029 305 312
6.00%, 01/09/2028 150 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc   (continued)
6.40%, 01/09/2033 $ 150 $ 160
Honda Motor Co Ltd
2.53%, 03/10/2027 390 368
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 159
PACCAR Financial Corp
1.80%, 02/06/2025 170 165
3.55%, 08/11/2025 175 172
Toyota Motor Corp
1.34%, 03/25/2026 385 359
3.67%, 07/20/2028 200 195
5.12%, 07/13/2028 150 155
Toyota Motor Credit Corp
0.80%, 10/16/2025 210 196
1.15%, 08/13/2027 165 148
1.65%, 01/10/2031 190 158
1.80%, 02/13/2025 160 155
1.90%, 01/13/2027 200 186
1.90%, 09/12/2031 195 163
3.65%, 08/18/2025 115 113
4.45%, 06/29/2029 155 156
4.55%, 09/20/2027 95 96
4.55%, 05/17/2030 295 297
4.63%, 01/12/2028 300 304
5.40%, 11/20/2026 225 230
$ 10,723
Automobile Parts & Equipment - 0 .01%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 175 155
Banks - 5 .83%
Banco Santander SA
1.85%, 03/25/2026 400 370
2.75%, 05/28/2025 200 193
2.75%, 12/03/2030 400 332
3.22%, 11/22/2032
(e)
200 167
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 180
5.29%, 08/18/2027 200 201
5.59%, 08/08/2028 400 408
6.94%, 11/07/2033 400 444
Bank of America Corp
1.32%, 06/19/2026
(e)
320 301
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
365 338
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
380 348
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
370 303
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
340 276
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
190 167
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
380 310
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
385 305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
320 275
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
390 361
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
355 294
Secured Overnight Financing Rate + 1.21%

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.65%, 03/11/2032
(e)
$ 570 $ 481
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
670 479
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
880 595
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
390 332
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
380 268
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(e)
335 304
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 38
3.31%, 04/22/2042
(e)
380 298
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(e)
195 190
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(e)
1,041 981
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(e)
190 146
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 336
3.59%, 07/21/2028
(e)
500 474
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
400 384
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.88%, 08/01/2025 30 30
3.95%, 04/21/2025 480 472
3.97%, 02/07/2030
(e)
500 473
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 228
4.27%, 07/23/2029
(e)
360 348
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
310 273
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
470 459
Secured Overnight Financing Rate + 1.58%
4.44%, 01/20/2048
(e)
30 27
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
4.57%, 04/27/2033
(e)
590 562
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(e)
340 337
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 25 25
5.02%, 07/22/2033
(e)
340 336
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(e)
255 254
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(e)
295 297
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
295 296
Secured Overnight Financing Rate + 1.91%
5.82%, 09/15/2029
(e)
305 315
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
305 319
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 228 246
5.93%, 09/15/2027
(e)
305 311
Secured Overnight Financing Rate + 1.34%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
6.11%, 01/29/2037 $ 400 $ 426
7.75%, 05/14/2038 250 304
Bank of America NA
5.53%, 08/18/2026 260 265
5.65%, 08/18/2025 250 253
6.00%, 10/15/2036 250 271
Bank of Montreal
0.95%, 01/22/2027
(e)
190 175
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 144
3.09%, 01/10/2037
(e)
400 323
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 175 171
4.70%, 09/14/2027 105 105
5.30%, 06/05/2026 150 151
5.72%, 09/25/2028 305 316
Bank of New York Mellon Corp/The
0.75%, 01/28/2026 185 170
1.60%, 04/24/2025 140 134
1.65%, 07/14/2028 150 132
2.05%, 01/26/2027
(a)
200 186
2.50%, 01/26/2032 200 171
3.99%, 06/13/2028
(e)
175 171
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(e)
170 168
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(e)
110 109
Secured Overnight Financing Rate + 1.17%
4.95%, 04/26/2027
(e)
110 110
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
110 109
Secured Overnight Financing Rate + 1.61%
5.83%, 10/25/2033
(e)
150 159
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
295 313
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 190 175
1.30%, 06/11/2025 160 152
1.30%, 09/15/2026 195 178
1.45%, 01/10/2025 175 168
2.15%, 08/01/2031 190 158
2.70%, 08/03/2026 170 161
4.50%, 12/16/2025 500 492
4.85%, 02/01/2030 245 245
5.35%, 12/07/2026 155 158
Barclays PLC
2.28%, 11/24/2027
(e)
420 386
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(e)
320 270
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(e)
200 165
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(e)
200 171
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 150
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 830 806
4.38%, 01/12/2026 200 197
4.97%, 05/16/2029
(e)
210 206
3 Month USD LIBOR + 1.90%

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
5.50%, 08/09/2028
(e)
$ 335 $ 337
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
6.22%, 05/09/2034
(e)
295 306
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(e)
230 236
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(e)
305 326
Secured Overnight Financing Rate + 2.62%
7.33%, 11/02/2026
(e)
305 315
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(e)
305 342
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 190 174
3.30%, 04/07/2025 375 366
5.00%, 04/28/2028 145 146
5.93%, 10/02/2026 150 154
5.99%, 10/03/2028 150 157
Citibank NA
5.80%, 09/29/2028 250 261
5.86%, 09/29/2025 250 254
Citigroup Inc
1.12%, 01/28/2027
(e)
185 170
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(e)
370 339
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(e)
185 178
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(e)
175 144
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
520 434
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
320 273
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
315 273
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
195 140
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
155 138
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
185 158
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 770 734
3.67%, 07/24/2028
(e)
650 619
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(e)
395 355
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(e)
400 387
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.07%, 04/23/2029
(e)
240 231
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(e)
330 288
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 525 515
4.40%, 06/10/2025 780 770
4.45%, 09/29/2027 20 20
4.60%, 03/09/2026 60 59
4.65%, 07/30/2045 222 202
4.66%, 05/24/2028
(e)
365 362
Secured Overnight Financing Rate + 1.89%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.91%, 05/24/2033
(e)
$ 230 $ 225
Secured Overnight Financing Rate + 2.09%
5.30%, 05/06/2044 25 24
5.50%, 09/13/2025 325 326
5.61%, 09/29/2026
(e)
395 398
Secured Overnight Financing Rate + 1.55%
5.88%, 01/30/2042 328 348
6.17%, 05/25/2034
(e)
295 305
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
305 326
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 122
6.68%, 09/13/2043 30 34
8.13%, 07/15/2039 132 170
Cooperatieve Rabobank UA
5.25%, 05/24/2041 500 528
5.25%, 08/04/2045 250 249
5.75%, 12/01/2043 250 258
Cooperatieve Rabobank UA/NY
5.50%, 07/18/2025 300 303
Credit Suisse AG/New York NY
1.25%, 08/07/2026 250 227
5.00%, 07/09/2027 275 275
7.95%, 01/09/2025 300 307
Deutsche Bank AG/New York NY
1.69%, 03/19/2026 500 465
2.13%, 11/24/2026
(e)
200 187
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 500 486
5.37%, 09/09/2027
(a)
325 330
6.72%, 01/18/2029
(e)
300 314
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
305 314
Secured Overnight Financing Rate + 3.65%
Discover Bank
2.70%, 02/06/2030 250 212
Fifth Third Bancorp
2.38%, 01/28/2025 85 82
4.06%, 04/25/2028
(e)
150 143
Secured Overnight Financing Rate + 1.36%
6.34%, 07/27/2029
(e)
225 234
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank NA
3.85%, 03/15/2026 700 673
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(e)
155 147
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(e)
315 290
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
385 355
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
190 172
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
400 366
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
475 384
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
285 234
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 410 360
2.62%, 04/22/2032
(e)
380 319
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
300 278
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
195 162
Secured Overnight Financing Rate + 1.26%

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
2.91%, 07/21/2042
(e)
$ 385 $ 281
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
780 670
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
190 145
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
385 301
Secured Overnight Financing Rate + 1.63%
3.50%, 01/23/2025 600 588
3.81%, 04/23/2029
(e)
950 902
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 58
4.22%, 05/01/2029
(e)
415 401
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.25%, 10/21/2025 680 667
4.41%, 04/23/2039
(e)
180 163
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
280 275
Secured Overnight Financing Rate + 1.73%
4.80%, 07/08/2044 25 24
5.15%, 05/22/2045 310 300
6.48%, 10/24/2029
(e)
295 313
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
145 159
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 530 583
HSBC Holdings PLC
1.59%, 05/24/2027
(e)
400 367
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(e)
250 238
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
335 298
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
320 305
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 166
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(e)
200 167
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 172
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(e)
400 332
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(e)
400 374
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
500 482
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.29%, 09/12/2026
(e)
500 489
CME Term Secured Overnight Financing
Rate 3 Month + 1.61%
4.58%, 06/19/2029
(e)
365 354
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
200 197
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 198
5.25%, 03/14/2044 300 293
5.40%, 08/11/2033
(e)
335 336
Secured Overnight Financing Rate + 2.87%
5.89%, 08/14/2027
(e)
300 304
Secured Overnight Financing Rate + 1.57%
6.10%, 01/14/2042 174 197
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
6.16%, 03/09/2029
(e)
$ 200 $ 207
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
260 276
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
215 232
Secured Overnight Financing Rate + 2.65%
6.50%, 05/02/2036 420 446
6.55%, 06/20/2034
(e)
295 308
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
305 327
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 94
Huntington National Bank/The
5.65%, 01/10/2030 305 308
ING Groep NV
1.73%, 04/01/2027
(e)
200 185
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(e)
200 171
Secured Overnight Financing Rate + 1.32%
6.11%, 09/11/2034
(e)
230 241
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
380 349
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
360 333
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
155 140
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
380 351
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
360 292
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
380 309
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
160 154
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(e)
295 262
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
460 441
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
265 242
Secured Overnight Financing Rate + 1.89%
2.52%, 04/22/2031
(e)
380 329
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(e)
180 127
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
390 325
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
380 321
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
260 231
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 300 286
2.96%, 05/13/2031
(e)
350 308
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
380 293
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.11%, 04/22/2051
(e)
$ 730 $ 525
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 500 484
3.33%, 04/22/2052
(e)
380 284
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
400 379
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 24
3.88%, 07/24/2038
(e)
500 443
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.90%, 07/15/2025 300 295
3.96%, 11/15/2048
(e)
400 335
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
270 260
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(e)
30 26
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(e)
300 292
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(e)
585 576
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(e)
535 524
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
390 377
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(e)
170 170
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 20
4.91%, 07/25/2033
(e)
340 336
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 55 53
5.30%, 07/24/2029
(e)
300 304
Secured Overnight Financing Rate + 1.45%
5.35%, 06/01/2034
(e)
520 527
Secured Overnight Financing Rate + 1.85%
5.40%, 01/06/2042 102 106
5.60%, 07/15/2041 154 164
5.63%, 08/16/2043 180 189
5.72%, 09/14/2033
(e)
325 336
Secured Overnight Financing Rate + 2.58%
6.07%, 10/22/2027
(e)
295 303
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
295 310
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
295 320
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 315
JPMorgan Chase Bank NA
5.11%, 12/08/2026 305 308
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 250
KeyCorp
2.25%, 04/06/2027 410 369
2.55%, 10/01/2029 310 264
Korea Development Bank/The
0.80%, 04/27/2026 350 320
1.75%, 02/18/2025 500 483
4.00%, 09/08/2025 200 197
4.38%, 02/15/2028 305 303
5.38%, 10/23/2026 295 300
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Korea Development Bank/The   (continued)
5.63%, 10/23/2033 $ 200 $ 215
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 227
0.00%, 06/29/2037
(f)
200 114
0.38%, 07/18/2025 580 544
0.63%, 01/22/2026 790 733
1.00%, 10/01/2026 290 267
1.25%, 01/31/2025 800 771
2.00%, 05/02/2025 380 367
2.88%, 04/03/2028 275 263
3.00%, 05/20/2027 520 502
3.13%, 06/10/2025 770 755
3.63%, 04/01/2026 450 444
3.75%, 02/15/2028 225 223
3.88%, 06/15/2028 360 358
4.13%, 07/15/2033 300 301
4.63%, 08/07/2026 305 308
4.75%, 10/29/2030
(a)
295 308
5.13%, 09/29/2025 295 298
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 158
0.88%, 09/03/2030 330 269
2.00%, 01/13/2025 300 292
2.38%, 06/10/2025 600 581
3.88%, 09/28/2027 205 204
3.88%, 06/14/2028 295 293
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
430 404
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 494
4.45%, 05/08/2025 400 395
4.65%, 03/24/2026 500 490
4.98%, 08/11/2033
(e)
335 326
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 200 192
5.87%, 03/06/2029
(e)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(e)
305 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 189
1.54%, 07/20/2027
(e)
400 365
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 182
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 210
2.19%, 02/25/2025 200 193
2.56%, 02/25/2030 200 175
2.76%, 09/13/2026 200 189
3.20%, 07/18/2029 200 184
3.75%, 07/18/2039 550 481
3.85%, 03/01/2026 350 342
4.08%, 04/19/2028
(e)
200 194
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc   (continued)
5.35%, 09/13/2028
(e)
$ 325 $ 330
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(a),(e)
300 311
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 166
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.23%, 05/25/2026
(e)
200 191
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.26%, 07/09/2032
(e)
200 163
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(e)
400 360
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
325 329
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(e)
305 314
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
300 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
0.99%, 12/10/2026
(e)
280 258
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(e)
380 347
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
270 249
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
710 567
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
105 84
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(e)
475 456
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(e)
380 310
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
120 111
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
265 210
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
180 149
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(e)
240 160
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
280 238
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 680 651
3.22%, 04/22/2042
(e)
190 146
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 29
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 514
3.77%, 01/24/2029
(e)
360 343
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 49
3.97%, 07/22/2038 15 13
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 30
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
4.21%, 04/20/2028
(e)
$ 390 $ 381
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 45
4.35%, 09/08/2026 30 29
4.38%, 01/22/2047 30 27
4.68%, 07/17/2026
(e)
170 168
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(e)
225 219
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 525 524
5.05%, 01/28/2027
(e)
225 225
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(e)
300 301
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
150 151
Secured Overnight Financing Rate + 1.59%
5.25%, 04/21/2034
(e)
295 295
Secured Overnight Financing Rate + 1.87%
5.42%, 07/21/2034
(e)
300 304
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
300 306
Secured Overnight Financing Rate + 1.63%
5.60%, 03/24/2051
(e)
500 538
Secured Overnight Financing Rate + 4.84%
5.95%, 01/19/2038
(e)
150 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(e)
295 300
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(e)
295 309
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
295 318
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 620 716
6.41%, 11/01/2029
(e)
300 318
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
185 205
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 300
5.48%, 07/16/2025 300 303
National Australia Bank Ltd/New York
4.90%, 06/13/2028 295 298
4.97%, 01/12/2026 300 302
NatWest Group PLC
1.64%, 06/14/2027
(e)
265 242
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 500 495
4.89%, 05/18/2029
(e)
400 393
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 394
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
3.95%, 10/30/2025 500 491
4.00%, 05/10/2027 130 128
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 317
2.88%, 05/23/2025 430 420
3.63%, 09/09/2027 125 123
4.13%, 01/20/2026 150 149
4.25%, 03/01/2028 300 302
PNC Bank NA
2.70%, 10/22/2029 250 219

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
$ 150 $ 125
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 140
2.60%, 07/23/2026 490 464
3.45%, 04/23/2029 300 284
4.63%, 06/06/2033
(e)
105 99
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(e)
240 238
Secured Overnight Financing Rate + 1.09%
5.35%, 12/02/2028
(e)
105 106
Secured Overnight Financing Rate + 1.62%
5.94%, 08/18/2034
(e)
305 317
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(e)
220 228
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
1.15%, 07/14/2026 190 174
1.20%, 04/27/2026 175 162
1.60%, 01/21/2025 700 675
3.63%, 05/04/2027 115 111
3.88%, 05/04/2032 225 212
4.90%, 01/12/2028 300 303
4.95%, 04/25/2025 145 145
5.00%, 05/02/2033
(a)
145 148
5.20%, 07/20/2026 150 152
6.00%, 11/01/2027 150 157
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
270 247
Secured Overnight Financing Rate + 1.25%
4.50%, 07/17/2025 780 771
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(e)
200 182
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(e)
200 182
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(e)
145 135
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 117
2.40%, 01/24/2030 160 143
2.65%, 05/19/2026 60 57
3.55%, 08/18/2025 225 221
4.42%, 05/13/2033
(e)
365 355
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(e)
65 64
Secured Overnight Financing Rate + 1.57%
5.10%, 05/18/2026
(e)
150 150
Secured Overnight Financing Rate + 1.13%
5.27%, 08/03/2026 155 157
5.68%, 11/21/2029
(e)
150 155
Secured Overnight Financing Rate + 1.48%
5.75%, 11/04/2026
(e)
90 91
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 300 284
1.90%, 09/17/2028 400 350
2.13%, 07/08/2030 530 446
2.14%, 09/23/2030 170 141
2.30%, 01/12/2041 200 138
2.35%, 01/15/2025 200 194
2.75%, 01/15/2030 200 177
2.93%, 09/17/2041 195 146
3.04%, 07/16/2029 200 182
3.36%, 07/12/2027 450 429
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc   (continued)
3.45%, 01/11/2027 $ 140 $ 135
3.78%, 03/09/2026 500 487
5.46%, 01/13/2026 215 217
5.77%, 01/13/2033 200 211
5.80%, 07/13/2028 300 311
5.81%, 09/14/2033 230 246
6.18%, 07/13/2043 150 167
Toronto-Dominion Bank/The
1.15%, 06/12/2025 330 312
1.20%, 06/03/2026 190 174
1.95%, 01/12/2027
(a)
400 370
2.00%, 09/10/2031 195 162
3.20%, 03/10/2032 195 173
3.77%, 06/06/2025 70 69
4.11%, 06/08/2027 70 69
4.46%, 06/08/2032 175 170
4.69%, 09/15/2027 565 565
5.10%, 01/09/2026 150 151
5.52%, 07/17/2028 150 154
5.53%, 07/17/2026 150 153
Truist Bank
1.50%, 03/10/2025 250 239
3.63%, 09/16/2025 250 242
Truist Financial Corp
1.13%, 08/03/2027 215 188
1.20%, 08/05/2025 365 343
1.27%, 03/02/2027
(e)
60 55
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
175 151
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 242
4.12%, 06/06/2028
(e)
135 130
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
150 148
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(e)
150 145
Secured Overnight Financing Rate + 1.85%
5.87%, 06/08/2034
(e)
150 153
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(e)
150 151
Secured Overnight Financing Rate + 1.63%
UBS Group AG
3.75%, 03/26/2025 250 245
4.88%, 05/15/2045 250 238
US Bancorp
1.38%, 07/22/2030 415 334
2.22%, 01/27/2028
(e)
155 142
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
175 136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 950 860
3.15%, 04/27/2027 25 24
4.65%, 02/01/2029
(e)
130 128
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
130 125
Secured Overnight Financing Rate + 1.60%
5.73%, 10/21/2026
(e)
150 151
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(e)
295 304
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
150 155
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 290

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.16%, 02/11/2026
(e)
$ 645 $ 621
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
525 503
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
475 435
Secured Overnight Financing Rate + 2.10%
3.00%, 04/22/2026 500 479
3.00%, 10/23/2026 530 503
3.07%, 04/30/2041
(e)
480 363
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
465 406
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(e)
500 476
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
3.91%, 04/25/2026
(e)
390 382
Secured Overnight Financing Rate + 1.32%
4.10%, 06/03/2026 600 587
4.40%, 06/14/2046 385 323
4.48%, 04/04/2031
(e)
245 237
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(e)
390 351
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 330 290
4.81%, 07/25/2028
(e)
170 169
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
340 331
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 520 473
5.01%, 04/04/2051
(e)
325 309
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.38%, 11/02/2043 20 19
5.39%, 04/24/2034
(e)
210 211
Secured Overnight Financing Rate + 2.02%
5.56%, 07/25/2034
(e)
450 458
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
450 459
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 45
6.30%, 10/23/2029
(e)
295 311
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
295 321
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 253
5.45%, 08/07/2026 305 310
5.95%, 08/26/2036 750 771
6.60%, 01/15/2038 250 279
Westpac Banking Corp
1.15%, 06/03/2026 190 175
1.95%, 11/20/2028 200 177
2.15%, 06/03/2031 190 161
2.35%, 02/19/2025 155 151
2.65%, 01/16/2030 155 139
2.89%, 02/04/2030
(e)
160 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 55
3.02%, 11/18/2036
(e)
150 122
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 140
3.74%, 08/26/2025
(a)
110 108
4.04%, 08/26/2027 110 109
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp   (continued)
4.11%, 07/24/2034
(e)
$ 165 $ 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 144
5.46%, 11/18/2027 560 579
$ 142,325
Beverages - 0 .54%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 156 153
4.70%, 02/01/2036 880 877
4.90%, 02/01/2046 890 872
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 24
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 281
4.35%, 06/01/2040 605 565
4.75%, 01/23/2029 560 569
5.45%, 01/23/2039 500 527
5.80%, 01/23/2059 595 667
8.20%, 01/15/2039 51 68
Coca-Cola Co/The
1.00%, 03/15/2028 340 300
1.38%, 03/15/2031 340 280
1.45%, 06/01/2027 360 329
1.50%, 03/05/2028
(a)
190 171
1.65%, 06/01/2030 260 223
2.13%, 09/06/2029 165 149
2.25%, 01/05/2032 195 170
2.50%, 06/01/2040 260 197
2.50%, 03/15/2051 170 114
2.60%, 06/01/2050 260 180
2.88%, 05/05/2041 195 154
3.00%, 03/05/2051 285 215
3.38%, 03/25/2027 160 156
Constellation Brands Inc
2.25%, 08/01/2031 170 143
3.15%, 08/01/2029 630 585
4.35%, 05/09/2027 160 159
4.90%, 05/01/2033 75 75
Diageo Capital PLC
2.13%, 04/29/2032 200 167
2.38%, 10/24/2029 200 180
5.30%, 10/24/2027 295 304
5.63%, 10/05/2033 200 216
5.88%, 09/30/2036 139 152
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 162
3.35%, 03/15/2051 190 142
3.95%, 04/15/2029 110 107
4.05%, 04/15/2032 110 106
4.50%, 04/15/2052 110 101
Molson Coors Beverage Co
3.00%, 07/15/2026 530 508
5.00%, 05/01/2042 50 48
PepsiCo Inc
1.40%, 02/25/2031 165 136
1.63%, 05/01/2030 95 81
1.95%, 10/21/2031 165 140
2.38%, 10/06/2026 670 637
2.63%, 07/29/2029 170 157
2.63%, 10/21/2041 160 121
2.75%, 10/21/2051 160 114
2.85%, 02/24/2026 500 483
2.88%, 10/15/2049 160 117
3.60%, 02/18/2028 170 166
4.20%, 07/18/2052 60 55

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc   (continued)
4.45%, 05/15/2028
(a)
$ 150 $ 153
4.45%, 02/15/2033
(a)
250 256
5.25%, 11/10/2025 225 228
$ 13,240
Biotechnology - 0 .37%
Amgen Inc
1.65%, 08/15/2028 180 159
1.90%, 02/21/2025 160 154
2.00%, 01/15/2032 180 148
2.20%, 02/21/2027 790 735
2.45%, 02/21/2030 160 142
2.60%, 08/19/2026 500 475
3.00%, 02/22/2029 200 188
3.00%, 01/15/2052
(a)
180 126
3.15%, 02/21/2040 860 669
3.38%, 02/21/2050 160 119
4.20%, 03/01/2033 165 157
4.20%, 02/22/2052 200 169
4.40%, 05/01/2045 40 36
4.66%, 06/15/2051 300 273
4.88%, 03/01/2053 165 154
5.15%, 03/02/2028 270 276
5.25%, 03/02/2025 400 401
5.25%, 03/02/2030 130 134
5.25%, 03/02/2033 155 159
5.60%, 03/02/2043 310 320
5.65%, 03/02/2053 310 326
5.75%, 03/02/2063 230 241
Baxalta Inc
4.00%, 06/23/2025 50 49
5.25%, 06/23/2045 130 130
Biogen Inc
2.25%, 05/01/2030 115 98
5.20%, 09/15/2045 540 530
Gilead Sciences Inc
1.65%, 10/01/2030
(a)
165 138
2.60%, 10/01/2040 85 63
2.80%, 10/01/2050 165 114
2.95%, 03/01/2027 530 505
4.00%, 09/01/2036 300 276
4.60%, 09/01/2035 500 495
5.25%, 10/15/2033 150 156
5.55%, 10/15/2053 150 163
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 136
Royalty Pharma PLC
1.75%, 09/02/2027 310 278
2.20%, 09/02/2030 160 134
3.30%, 09/02/2040 160 120
$ 8,946
Building Materials - 0 .18%
Carrier Global Corp
2.24%, 02/15/2025 23 22
2.49%, 02/15/2027 36 34
2.72%, 02/15/2030 320 286
3.38%, 04/05/2040 300 242
3.58%, 04/05/2050 160 125
5.80%, 11/30/2025
(g)
150 152
5.90%, 03/15/2034
(g)
150 162
6.20%, 03/15/2054
(g)
60 69
Johnson Controls International plc
4.50%, 02/15/2047 500 447
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 320
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Martin Marietta Materials Inc
2.50%, 03/15/2030 $ 500 $ 440
3.20%, 07/15/2051 190 141
Masco Corp
1.50%, 02/15/2028 190 166
4.50%, 05/15/2047 525 452
Owens Corning
4.40%, 01/30/2048 300 261
Trane Technologies Financing Ltd
3.80%, 03/21/2029 600 581
4.65%, 11/01/2044 300 279
Vulcan Materials Co
3.50%, 06/01/2030 295 275
$ 4,454
Chemicals - 0 .35%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 604
2.80%, 05/15/2050 155 110
4.80%, 03/03/2033 155 160
Albemarle Corp
5.45%, 12/01/2044 150 140
Celanese US Holdings LLC
6.05%, 03/15/2025 94 94
6.17%, 07/15/2027 345 354
6.38%, 07/15/2032 345 365
Dow Chemical Co/The
2.10%, 11/15/2030 165 141
3.60%, 11/15/2050 165 127
4.38%, 11/15/2042 230 203
4.80%, 05/15/2049 300 275
5.25%, 11/15/2041 280 275
9.40%, 05/15/2039 30 42
DuPont de Nemours Inc
4.73%, 11/15/2028 475 482
5.32%, 11/15/2038 500 513
5.42%, 11/15/2048 245 255
Eastman Chemical Co
4.80%, 09/01/2042 100 91
Ecolab Inc
1.30%, 01/30/2031 85 69
1.65%, 02/01/2027 350 321
2.13%, 08/15/2050 85 52
2.75%, 08/18/2055 307 206
4.80%, 03/24/2030 160 164
EIDP Inc
1.70%, 07/15/2025 185 175
Linde Inc/CT
1.10%, 08/10/2030 165 136
LYB International Finance III LLC
1.25%, 10/01/2025 84 78
2.25%, 10/01/2030 165 141
3.63%, 04/01/2051 165 120
4.20%, 10/15/2049 125 99
5.63%, 05/15/2033 150 157
LyondellBasell Industries NV
4.63%, 02/26/2055 20 17
Nutrien Ltd
4.20%, 04/01/2029 600 588
4.90%, 06/01/2043 200 187
5.80%, 03/27/2053 155 166
5.95%, 11/07/2025 155 158
PPG Industries Inc
1.20%, 03/15/2026 190 176
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 133
2.30%, 05/15/2030 160 139
2.95%, 08/15/2029 450 414
3.30%, 05/15/2050 160 117

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Sherwin-Williams Co/The   (continued)
3.80%, 08/15/2049 $ 175 $ 140
Westlake Corp
3.13%, 08/15/2051 190 126
3.60%, 08/15/2026 350 338
$ 8,648
Coal - 0 .03%
Teck Resources Ltd
3.90%, 07/15/2030 695 645
Commercial Mortgage Backed Securities - 1 .11%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,752
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,236
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 1,000 953
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 969
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 973
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 961
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 449 439
Fannie Mae-Aces
2.42%, 10/25/2026
(h)
733 695
2.53%, 09/25/2024 636 622
2.70%, 06/25/2025
(h)
1,338 1,297
2.82%, 02/25/2027
(h)
661 632
2.96%, 02/25/2027
(h)
831 796
2.99%, 12/25/2027
(h)
697 664
3.36%, 07/25/2028
(h)
2,025 1,944
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 1,050 1,008
3.06%, 12/25/2024 493 483
3.41%, 12/25/2026 1,500 1,457
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 951
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 1,354 1,312
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,413
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 982
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 821 796
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,341
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 933
Wells Fargo Commercial Mortgage Trust 2015-C28
3.29%, 05/15/2048 1,482 1,435
$ 27,044
Commercial Services - 0 .22%
American University/The
3.67%, 04/01/2049 125 101
Automatic Data Processing Inc
1.70%, 05/15/2028 195 176
3.38%, 09/15/2025 500 490
California Institute of Technology
4.32%, 08/01/2045 80 73
Global Payments Inc
1.20%, 03/01/2026 370 340
2.65%, 02/15/2025 170 165
3.20%, 08/15/2029 170 154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Global Payments Inc   (continued)
4.15%, 08/15/2049 $ 85 $ 67
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 248
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 196
4.68%, 07/01/2114 250 237
Moody's Corp
4.25%, 08/08/2032 175 170
5.25%, 07/15/2044 250 252
PayPal Holdings Inc
1.65%, 06/01/2025 160 153
2.30%, 06/01/2030 160 140
2.85%, 10/01/2029 160 146
3.90%, 06/01/2027 185 182
4.40%, 06/01/2032
(a)
185 184
S&P Global Inc
1.25%, 08/15/2030 165 135
2.45%, 03/01/2027 295 278
2.50%, 12/01/2029 120 108
3.25%, 12/01/2049 120 90
3.70%, 03/01/2052 295 245
5.25%, 09/15/2033
(g)
150 157
University of Southern California
5.25%, 10/01/2111 30 31
Verisk Analytics Inc
4.00%, 06/15/2025 500 491
William Marsh Rice University
3.57%, 05/15/2045 500 420
$ 5,429
Computers - 0 .59%
Apple Inc
0.55%, 08/20/2025 525 494
0.70%, 02/08/2026 350 324
1.13%, 05/11/2025 550 524
1.20%, 02/08/2028 345 307
1.25%, 08/20/2030 525 436
1.40%, 08/05/2028 190 168
1.65%, 05/11/2030 160 137
1.65%, 02/08/2031 175 147
1.70%, 08/05/2031 385 322
2.20%, 09/11/2029 165 149
2.38%, 02/08/2041 175 128
2.40%, 08/20/2050
(a)
525 344
2.65%, 05/11/2050 160 110
2.65%, 02/08/2051 175 120
2.70%, 08/05/2051 285 196
2.80%, 02/08/2061 175 119
2.90%, 09/12/2027 655 627
2.95%, 09/11/2049 165 121
3.20%, 05/13/2025 445 436
3.20%, 05/11/2027 320 310
3.25%, 08/08/2029 175 167
3.35%, 02/09/2027 535 521
3.35%, 08/08/2032
(a)
175 164
3.45%, 02/09/2045 30 25
3.75%, 09/12/2047 115 98
3.75%, 11/13/2047 150 128
3.85%, 05/04/2043 300 267
3.95%, 08/08/2052 175 153
4.30%, 05/10/2033
(a)
295 300
4.65%, 02/23/2046 885 873
4.85%, 05/10/2053 295 301
Dell International LLC / EMC Corp
3.38%, 12/15/2041 200 151
3.45%, 12/15/2051 145 105
5.25%, 02/01/2028 150 154
6.02%, 06/15/2026 443 453

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp   (continued)
8.10%, 07/15/2036 $ 138 $ 170
8.35%, 07/15/2046 83 109
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 300 299
6.20%, 10/15/2035 80 88
6.35%, 10/15/2045 195 210
HP Inc
2.20%, 06/17/2025 240 230
3.00%, 06/17/2027 240 227
4.75%, 01/15/2028 175 175
6.00%, 09/15/2041 154 162
International Business Machines Corp
2.20%, 02/09/2027 100 93
3.30%, 05/15/2026 800 777
3.50%, 05/15/2029 470 448
4.00%, 07/27/2025 165 163
4.00%, 06/20/2042 35 30
4.15%, 05/15/2039 230 209
4.25%, 05/15/2049 340 297
4.40%, 07/27/2032 165 162
4.50%, 02/06/2028 115 116
4.70%, 02/19/2046 185 175
5.10%, 02/06/2053 150 150
5.60%, 11/30/2039 92 97
5.88%, 11/29/2032 200 219
6.22%, 08/01/2027 351 370
NetApp Inc
2.38%, 06/22/2027 160 149
$ 14,504
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 287
3.95%, 08/01/2047 300 250
Clorox Co/The
1.80%, 05/15/2030 160 133
Kimberly-Clark Corp
2.75%, 02/15/2026 400 387
2.88%, 02/07/2050
(a)
160 115
$ 1,172
Cosmetics & Personal Care - 0 .21%
Colgate-Palmolive Co
3.10%, 08/15/2025 175 171
3.25%, 08/15/2032 175 162
4.60%, 03/01/2028 155 159
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 142
2.38%, 12/01/2029 240 214
Haleon UK Capital PLC
3.13%, 03/24/2025 250 244
Haleon US Capital LLC
3.38%, 03/24/2027 475 457
3.63%, 03/24/2032 370 341
4.00%, 03/24/2052 250 212
Kenvue Inc
4.90%, 03/22/2033 155 160
5.05%, 03/22/2028 155 159
5.05%, 03/22/2053 155 160
5.10%, 03/22/2043 155 161
5.50%, 03/22/2025 155 156
Procter & Gamble Co/The
0.55%, 10/29/2025 240 224
1.20%, 10/29/2030 340 282
1.90%, 02/01/2027 115 107
2.30%, 02/01/2032 115 102
2.80%, 03/25/2027 660 632
3.55%, 03/25/2040 160 142
3.95%, 01/26/2028 150 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Unilever Capital Corp
1.38%, 09/14/2030 $ 170 $ 141
2.13%, 09/06/2029 115 102
4.88%, 09/08/2028 150 154
5.90%, 11/15/2032 230 256
$ 5,190
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 240
Diversified Financial Services - 0 .87%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 170 158
2.45%, 10/29/2026 225 208
3.00%, 10/29/2028 245 224
3.30%, 01/30/2032 380 331
3.40%, 10/29/2033 275 236
3.88%, 01/23/2028 300 286
6.10%, 01/15/2027 305 312
Air Lease Corp
1.88%, 08/15/2026 200 184
2.10%, 09/01/2028 385 337
2.30%, 02/01/2025 265 256
2.88%, 01/15/2026 385 367
2.88%, 01/15/2032 200 169
3.25%, 03/01/2025 500 487
3.25%, 10/01/2029 95 86
Ally Financial Inc
2.20%, 11/02/2028 190 162
4.75%, 06/09/2027 160 154
8.00%, 11/01/2031 540 592
American Express Co
1.65%, 11/04/2026 1,000 919
2.25%, 03/04/2025 195 189
3.30%, 05/03/2027 30 29
4.05%, 05/03/2029
(a)
75 74
4.05%, 12/03/2042 25 22
4.99%, 05/01/2026
(e)
550 548
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
150 153
Secured Overnight Financing Rate + 1.28%
5.39%, 07/28/2027
(e)
150 152
Secured Overnight Financing Rate + 0.97%
6.34%, 10/30/2026
(e)
150 153
Secured Overnight Financing Rate + 1.33%
6.49%, 10/30/2031
(e)
75 81
Secured Overnight Financing Rate + 1.94%
BlackRock Inc
2.10%, 02/25/2032 150 125
2.40%, 04/30/2030 125 112
Capital One Financial Corp
1.88%, 11/02/2027
(e)
125 112
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
190 144
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 415 405
3.75%, 07/28/2026 850 814
4.20%, 10/29/2025 30 29
4.93%, 05/10/2028
(e)
255 251
Secured Overnight Financing Rate + 2.06%
5.82%, 02/01/2034
(e)
150 149
Secured Overnight Financing Rate + 2.60%
6.31%, 06/08/2029
(e)
150 154
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
225 247
Secured Overnight Financing Rate + 3.07%

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
0.90%, 03/11/2026 $ 315 $ 289
1.15%, 05/13/2026 195 179
1.65%, 03/11/2031 315 254
1.95%, 12/01/2031 195 156
2.00%, 03/20/2028 385 342
3.45%, 02/13/2026 250 242
5.64%, 05/19/2029
(e)
150 154
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 159
6.14%, 08/24/2034
(e)
155 163
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
150 157
Secured Overnight Financing Rate + 1.88%
CME Group Inc
3.00%, 03/15/2025 530 519
5.30%, 09/15/2043 200 212
Credit Suisse USA Inc
7.13%, 07/15/2032 300 341
Discover Financial Services
4.10%, 02/09/2027 500 480
Intercontinental Exchange Inc
1.85%, 09/15/2032 125 100
2.10%, 06/15/2030 160 139
2.65%, 09/15/2040 165 123
3.00%, 09/15/2060 165 111
3.75%, 12/01/2025 50 49
4.00%, 09/15/2027 365 353
4.25%, 09/21/2048 150 135
4.60%, 03/15/2033 185 183
4.95%, 06/15/2052 335 337
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 137
4.15%, 01/23/2030 400 376
6.50%, 01/20/2043 200 210
Mastercard Inc
2.00%, 03/03/2025 210 203
2.00%, 11/18/2031 170 143
2.95%, 11/21/2026 500 482
2.95%, 03/15/2051 190 141
3.35%, 03/26/2030 80 76
3.85%, 03/26/2050 560 488
4.88%, 03/09/2028 155 160
Nasdaq Inc
2.50%, 12/21/2040 185 128
5.35%, 06/28/2028 150 155
5.95%, 08/15/2053 35 38
Nomura Holdings Inc
1.85%, 07/16/2025 330 312
2.33%, 01/22/2027 385 353
2.68%, 07/16/2030 330 281
5.84%, 01/18/2028 300 306
6.09%, 07/12/2033
(a)
300 319
Synchrony Financial
4.50%, 07/23/2025 20 20
Visa Inc
1.10%, 02/15/2031 165 134
1.90%, 04/15/2027 475 442
2.00%, 08/15/2050
(a)
165 102
2.05%, 04/15/2030 155 136
2.70%, 04/15/2040 155 120
3.15%, 12/14/2025 600 585
3.65%, 09/15/2047 85 72
4.15%, 12/14/2035 215 211
4.30%, 12/14/2045 375 349
Western Union Co/The
6.20%, 11/17/2036
(a)
200 207
$ 21,274
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 1 .95%
AEP Texas Inc
2.10%, 07/01/2030 $ 165 $ 138
3.45%, 01/15/2050 55 40
3.45%, 05/15/2051 195 139
4.70%, 05/15/2032 65 63
5.25%, 05/15/2052 65 63
AEP Transmission Co LLC
2.75%, 08/15/2051 190 123
4.00%, 12/01/2046 400 334
4.50%, 06/15/2052 90 81
5.40%, 03/15/2053 155 161
AES Corp/The
2.45%, 01/15/2031 180 151
Alabama Power Co
1.45%, 09/15/2030 160 129
3.13%, 07/15/2051 190 134
4.30%, 01/02/2046 400 348
Ameren Corp
1.75%, 03/15/2028 190 168
5.00%, 01/15/2029 155 156
5.70%, 12/01/2026 150 153
Ameren Illinois Co
1.55%, 11/15/2030 180 146
3.25%, 03/15/2050 80 59
3.85%, 09/01/2032 115 107
American Electric Power Co Inc
1.00%, 11/01/2025 45 42
2.30%, 03/01/2030 160 137
5.63%, 03/01/2033 155 161
Appalachian Power Co
3.30%, 06/01/2027 200 190
7.00%, 04/01/2038 120 138
Arizona Public Service Co
2.60%, 08/15/2029 270 241
2.65%, 09/15/2050 170 104
4.50%, 04/01/2042 77 67
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 162
4.55%, 06/01/2052 60 55
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 108
2.85%, 05/15/2051 180 122
3.80%, 07/15/2048 300 236
4.50%, 02/01/2045 325 301
4.60%, 05/01/2053 195 174
5.15%, 11/15/2043 15 15
6.13%, 04/01/2036 156 169
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 144
4.25%, 02/01/2049 300 264
4.85%, 10/01/2052 80 78
4.95%, 04/01/2033 155 158
5.20%, 10/01/2028 150 155
CenterPoint Energy Inc
1.45%, 06/01/2026 195 180
2.95%, 03/01/2030 125 110
3.70%, 09/01/2049 90 68
CMS Energy Corp
3.75%, 12/01/2050
(e)
180 142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 111
3.13%, 03/15/2051 190 134
4.00%, 03/01/2049 300 251
5.30%, 02/01/2053 150 152

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Connecticut Light and Power Co/The
0.75%, 12/01/2025 $ 180 $ 167
2.05%, 07/01/2031 190 158
3.20%, 03/15/2027 165 159
4.00%, 04/01/2048 500 424
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 168
3.00%, 12/01/2060 180 117
3.70%, 11/15/2059 80 60
3.88%, 06/15/2047 650 527
4.13%, 05/15/2049 300 251
4.20%, 03/15/2042 128 111
4.30%, 12/01/2056 230 191
5.20%, 03/01/2033
(a)
150 155
5.85%, 03/15/2036 51 54
6.15%, 11/15/2052 155 175
6.75%, 04/01/2038 125 143
Consumers Energy Co
2.50%, 05/01/2060 94 57
3.10%, 08/15/2050 245 180
4.20%, 09/01/2052 175 154
4.90%, 02/15/2029 155 158
Delmarva Power & Light Co
4.15%, 05/15/2045 350 291
Dominion Energy Inc
1.45%, 04/15/2026 190 176
3.30%, 04/15/2041 190 145
3.38%, 04/01/2030 155 143
4.70%, 12/01/2044 300 265
4.90%, 08/01/2041 77 71
5.38%, 11/15/2032 105 108
5.95%, 06/15/2035 400 421
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 78
DTE Electric Co
1.90%, 04/01/2028 435 391
2.25%, 03/01/2030 160 140
2.63%, 03/01/2031 155 136
3.95%, 03/01/2049 250 210
5.40%, 04/01/2053 155 163
DTE Energy Co
1.05%, 06/01/2025 85 80
4.88%, 06/01/2028 100 101
Duke Energy Carolinas LLC
3.20%, 08/15/2049 450 327
4.00%, 09/30/2042 100 86
4.95%, 01/15/2033 150 153
5.30%, 02/15/2040 362 366
5.35%, 01/15/2053 150 154
Duke Energy Corp
0.90%, 09/15/2025 170 159
3.15%, 08/15/2027 15 14
3.30%, 06/15/2041 190 145
3.50%, 06/15/2051 190 140
3.75%, 09/01/2046 400 308
4.50%, 08/15/2032 175 169
5.00%, 08/15/2052 175 163
6.10%, 09/15/2053 150 162
Duke Energy Florida LLC
1.75%, 06/15/2030 160 133
2.50%, 12/01/2029 330 294
3.40%, 10/01/2046 300 225
5.65%, 04/01/2040 25 26
5.88%, 11/15/2033 150 162
5.95%, 11/15/2052 155 170
6.40%, 06/15/2038 66 74
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/2050 $ 160 $ 103
5.40%, 04/01/2053 155 158
6.12%, 10/15/2035 77 82
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 136
Duke Energy Progress LLC
2.50%, 08/15/2050 165 104
Emera US Finance LP
3.55%, 06/15/2026 25 24
4.75%, 06/15/2046 25 21
Entergy Arkansas LLC
2.65%, 06/15/2051 170 107
5.15%, 01/15/2033 150 153
Entergy Corp
1.90%, 06/15/2028 115 102
2.40%, 06/15/2031 190 159
Entergy Louisiana LLC
2.90%, 03/15/2051 90 60
3.10%, 06/15/2041 190 143
4.75%, 09/15/2052 105 97
Entergy Texas Inc
1.75%, 03/15/2031 165 135
4.00%, 03/30/2029 300 291
4.50%, 03/30/2039 300 274
Evergy Kansas Central Inc
5.70%, 03/15/2053 155 162
Evergy Metro Inc
2.25%, 06/01/2030 160 136
Eversource Energy
0.80%, 08/15/2025 165 154
1.65%, 08/15/2030 165 134
5.13%, 05/15/2033 150 151
Exelon Corp
3.35%, 03/15/2032 195 174
4.45%, 04/15/2046 20 17
5.63%, 06/15/2035 300 305
Florida Power & Light Co
2.45%, 02/03/2032 200 172
2.88%, 12/04/2051 195 135
3.15%, 10/01/2049 90 66
3.70%, 12/01/2047 200 162
4.05%, 10/01/2044 350 306
4.40%, 05/15/2028 150 150
4.80%, 05/15/2033 110 111
5.10%, 04/01/2033 155 160
5.69%, 03/01/2040 48 52
Georgia Power Co
4.30%, 03/15/2042 228 202
4.65%, 05/16/2028 150 151
4.70%, 05/15/2032 185 184
Iberdrola International BV
6.75%, 07/15/2036 128 147
Interstate Power and Light Co
2.30%, 06/01/2030 40 34
4.10%, 09/26/2028 300 291
Kentucky Utilities Co
3.30%, 06/01/2050 155 113
5.13%, 11/01/2040 250 243
MidAmerican Energy Co
3.15%, 04/15/2050 165 118
3.65%, 04/15/2029 300 287
4.25%, 07/15/2049 300 261
Mississippi Power Co
4.25%, 03/15/2042 100 85

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 $ 190 $ 174
2.40%, 03/15/2030 105 91
3.05%, 04/25/2027 300 285
3.25%, 11/01/2025 500 486
4.15%, 12/15/2032 175 166
4.80%, 03/15/2028 115 116
Nevada Power Co
2.40%, 05/01/2030 200 173
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 173
2.25%, 06/01/2030 450 385
2.75%, 11/01/2029 115 103
4.90%, 02/28/2028 150 151
5.00%, 07/15/2032 175 176
5.25%, 02/28/2053 150 147
5.65%, 05/01/2079
(e)
500 469
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 163
2.60%, 06/01/2051 160 105
2.90%, 03/01/2050 80 56
3.40%, 08/15/2042 100 79
5.10%, 05/15/2053 150 151
5.35%, 11/01/2039 82 84
NorthWestern Corp
4.18%, 11/15/2044 300 248
NSTAR Electric Co
4.55%, 06/01/2052 185 168
4.95%, 09/15/2052 80 78
Ohio Power Co
1.63%, 01/15/2031 150 122
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 154
3.10%, 09/15/2049 430 308
4.15%, 06/01/2032 185 178
4.30%, 05/15/2028
(g)
250 247
4.55%, 09/15/2032 115 114
4.60%, 06/01/2052 185 172
5.25%, 09/30/2040 51 52
Pacific Gas and Electric Co
2.10%, 08/01/2027 885 798
2.50%, 02/01/2031 320 264
3.30%, 08/01/2040 160 117
3.50%, 08/01/2050 1,160 801
4.20%, 06/01/2041 190 152
4.95%, 06/08/2025 455 452
5.90%, 06/15/2032 150 153
6.10%, 01/15/2029 150 155
6.75%, 01/15/2053 150 163
PacifiCorp
2.90%, 06/15/2052 190 122
5.35%, 12/01/2053 155 149
5.50%, 05/15/2054 150 147
6.25%, 10/15/2037 92 98
PECO Energy Co
2.80%, 06/15/2050 425 286
2.85%, 09/15/2051 175 118
4.38%, 08/15/2052 115 103
4.60%, 05/15/2052 55 52
4.90%, 06/15/2033 150 152
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 57
3.95%, 06/01/2047 300 254
5.00%, 05/15/2033 155 158
Progress Energy Inc
7.75%, 03/01/2031 136 157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado
1.88%, 06/15/2031 $ 155 $ 128
2.70%, 01/15/2051 495 310
3.70%, 06/15/2028 300 288
4.50%, 06/01/2052 60 52
5.25%, 04/01/2053 110 109
Public Service Co of Oklahoma
5.25%, 01/15/2033 150 151
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 96
2.45%, 01/15/2030 160 142
3.00%, 05/15/2027 400 381
3.15%, 01/01/2050 160 118
3.65%, 09/01/2042 200 167
4.65%, 03/15/2033 155 155
5.45%, 08/01/2053 155 167
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 308
5.88%, 10/15/2028 150 157
6.13%, 10/15/2033 150 161
Puget Sound Energy Inc
2.89%, 09/15/2051 170 113
3.25%, 09/15/2049 60 43
5.80%, 03/15/2040 351 365
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 140
3.32%, 04/15/2050 155 110
3.70%, 03/15/2052 195 151
Sempra
3.40%, 02/01/2028 300 286
3.80%, 02/01/2038 300 256
4.00%, 02/01/2048 400 329
6.00%, 10/15/2039 112 118
Southern California Edison Co
2.25%, 06/01/2030 160 137
2.85%, 08/01/2029 125 114
3.45%, 02/01/2052 200 146
3.65%, 02/01/2050 315 244
4.00%, 04/01/2047 585 477
4.70%, 06/01/2027 365 367
5.30%, 03/01/2028 155 159
5.50%, 03/15/2040 102 103
5.65%, 10/01/2028 150 156
5.70%, 03/01/2053 155 163
5.85%, 11/01/2027 155 162
5.95%, 02/01/2038 367 385
Southern Co/The
1.75%, 03/15/2028 190 169
3.25%, 07/01/2026 570 550
3.75%, 09/15/2051
(e)
435 396
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
170 162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 90 90
5.20%, 06/15/2033 150 153
5.50%, 03/15/2029 150 156
5.70%, 10/15/2032 60 63
Southern Power Co
0.90%, 01/15/2026 40 37
5.25%, 07/15/2043 200 189
Southwestern Electric Power Co
4.10%, 09/15/2028 400 387
6.20%, 03/15/2040 51 54
Tampa Electric Co
3.45%, 03/15/2051 185 134
4.35%, 05/15/2044 200 171

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tucson Electric Power Co
1.50%, 08/01/2030 $ 455 $ 369
3.25%, 05/01/2051 195 134
Union Electric Co
2.15%, 03/15/2032 190 157
2.63%, 03/15/2051 165 105
5.45%, 03/15/2053 155 160
Virginia Electric and Power Co
2.30%, 11/15/2031 195 164
2.45%, 12/15/2050 90 55
2.88%, 07/15/2029 90 83
2.95%, 11/15/2051 380 258
3.75%, 05/15/2027 115 112
4.20%, 05/15/2045 300 256
5.45%, 04/01/2053 125 129
6.00%, 05/15/2037 77 83
8.88%, 11/15/2038 10 14
WEC Energy Group Inc
1.38%, 10/15/2027 165 146
2.20%, 12/15/2028 200 178
4.75%, 01/09/2026 150 149
5.00%, 09/27/2025 80 80
Wisconsin Electric Power Co
4.75%, 09/30/2032 120 121
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 129
Xcel Energy Inc
1.75%, 03/15/2027 280 255
2.60%, 12/01/2029 115 103
4.60%, 06/01/2032 110 107
$ 47,586
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 550 499
2.20%, 12/21/2031 400 342
$ 841
Electronics - 0 .08%
Fortive Corp
3.15%, 06/15/2026 535 513
Honeywell International Inc
1.10%, 03/01/2027 190 172
1.35%, 06/01/2025 75 72
1.75%, 09/01/2031 190 159
1.95%, 06/01/2030 310 268
2.50%, 11/01/2026 50 48
2.70%, 08/15/2029 85 79
2.80%, 06/01/2050
(a)
160 122
4.25%, 01/15/2029 150 150
5.00%, 02/15/2033 155 162
Jabil Inc
1.70%, 04/15/2026 190 176
Tyco Electronics Group SA
7.13%, 10/01/2037 14 16
$ 1,937
Entertainment - 0 .10%
Warnermedia Holdings Inc
3.64%, 03/15/2025 395 387
3.76%, 03/15/2027 395 379
4.05%, 03/15/2029 390 370
4.28%, 03/15/2032 290 265
5.05%, 03/15/2042 395 348
5.14%, 03/15/2052 295 253
5.39%, 03/15/2062 635 544
$ 2,546
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .09%
Republic Services Inc
1.75%, 02/15/2032 $ 90 $ 73
2.30%, 03/01/2030 340 299
5.00%, 04/01/2034 305 312
Waste Connections Inc
2.20%, 01/15/2032 385 321
4.20%, 01/15/2033 345 335
Waste Management Inc
0.75%, 11/15/2025 90 84
2.00%, 06/01/2029 195 174
2.50%, 11/15/2050 180 120
4.15%, 04/15/2032 95 93
4.63%, 02/15/2033 150 150
4.88%, 02/15/2029 305 312
$ 2,273
Federal & Federally Sponsored Credit - 0 .06%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 445 447
4.50%, 08/14/2026 605 610
5.13%, 10/10/2025 445 450
$ 1,507
Finance - Mortgage Loan/Banker - 0 .50%
Fannie Mae
0.50%, 06/17/2025 370 349
0.50%, 11/07/2025 360 335
0.75%, 10/08/2027 500 444
0.88%, 08/05/2030 680 554
2.13%, 04/24/2026 1,150 1,099
5.63%, 07/15/2037 200 226
6.63%, 11/15/2030 602 693
7.13%, 01/15/2030 199 231
7.25%, 05/15/2030 280 330
Federal Home Loan Banks
0.38%, 09/04/2025 470 440
3.25%, 11/16/2028 1,250 1,213
4.00%, 06/30/2028 295 296
4.63%, 06/06/2025 445 448
4.63%, 11/17/2026 300 304
5.00%, 02/28/2025 460 462
5.50%, 07/15/2036 700 791
Freddie Mac
0.38%, 09/23/2025 3,160 2,949
6.25%, 07/15/2032 231 268
6.75%, 03/15/2031 577 672
$ 12,104
Food - 0 .34%
Campbell Soup Co
3.95%, 03/15/2025 350 345
4.15%, 03/15/2028 160 157
Conagra Brands Inc
1.38%, 11/01/2027 125 110
4.85%, 11/01/2028 205 205
5.30%, 11/01/2038 120 117
5.40%, 11/01/2048 120 116
General Mills Inc
2.25%, 10/14/2031
(a)
170 143
4.00%, 04/17/2025 300 296
4.95%, 03/29/2033
(a)
155 157
5.50%, 10/17/2028 145 150
Hershey Co/The
1.70%, 06/01/2030 160 136
3.38%, 08/15/2046
(a)
350 274
J M Smucker Co/The
2.13%, 03/15/2032 195 157
5.90%, 11/15/2028 130 137
6.50%, 11/15/2043 265 295

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA LUX SA / JBS USA Food Co / JBS
Luxembourg SARL
6.75%, 03/15/2034
(g)
$ 150 $ 158
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 325 323
5.75%, 04/01/2033 325 322
6.50%, 12/01/2052 325 327
Kellanova
2.10%, 06/01/2030 160 137
3.25%, 04/01/2026 500 485
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 31
Kroger Co/The
1.70%, 01/15/2031 190 154
3.70%, 08/01/2027 300 290
3.95%, 01/15/2050 175 143
4.45%, 02/01/2047 55 49
5.15%, 08/01/2043 300 288
5.40%, 07/15/2040 25 24
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 175
1.85%, 02/15/2031 190 155
Mondelez International Inc
1.50%, 02/04/2031 105 86
2.63%, 03/17/2027 195 184
2.63%, 09/04/2050 625 420
Sysco Corp
2.40%, 02/15/2030 135 119
2.45%, 12/14/2031 115 97
4.50%, 04/01/2046 300 266
4.85%, 10/01/2045 250 230
5.38%, 09/21/2035 500 513
5.75%, 01/17/2029 150 156
Tyson Foods Inc
4.55%, 06/02/2047 520 436
$ 8,363
Forest Products & Paper - 0 .03%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 59
International Paper Co
4.80%, 06/15/2044 223 204
Suzano Austria GmbH
2.50%, 09/15/2028 90 79
5.00%, 01/15/2030 300 290
$ 632
Gas - 0 .13%
Atmos Energy Corp
1.50%, 01/15/2031 165 134
3.38%, 09/15/2049 165 126
4.13%, 10/15/2044 400 354
5.75%, 10/15/2052 105 115
5.90%, 11/15/2033 150 163
6.20%, 11/15/2053 110 129
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 137
4.40%, 07/01/2032 175 170
5.25%, 03/01/2028 150 154
NiSource Inc
0.95%, 08/15/2025 330 308
3.49%, 05/15/2027 20 19
3.60%, 05/01/2030 150 139
5.00%, 06/15/2052 355 332
5.25%, 03/30/2028 60 61
5.40%, 06/30/2033 150 155
Southern California Gas Co
2.55%, 02/01/2030 160 141
5.75%, 06/01/2053 150 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern Co Gas Capital Corp
1.75%, 01/15/2031 $ 165 $ 135
3.15%, 09/30/2051 195 131
Washington Gas Light Co
3.65%, 09/15/2049 95 71
$ 3,132
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 625
2.75%, 11/15/2050 175 108
$ 733
Healthcare - Products - 0 .30%
Abbott Laboratories
1.15%, 01/30/2028 250 223
1.40%, 06/30/2030 330 279
3.75%, 11/30/2026 266 262
4.75%, 11/30/2036 40 41
4.90%, 11/30/2046 500 511
5.30%, 05/27/2040 200 214
Agilent Technologies Inc
2.10%, 06/04/2030 160 138
2.30%, 03/12/2031 195 169
Baxter International Inc
1.73%, 04/01/2031 175 142
1.92%, 02/01/2027 395 362
2.27%, 12/01/2028 195 175
Boston Scientific Corp
1.90%, 06/01/2025 160 153
2.65%, 06/01/2030 160 143
4.70%, 03/01/2049 17 16
7.38%, 01/15/2040 51 61
Danaher Corp
2.60%, 10/01/2050 165 111
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 140
3.25%, 11/15/2039 155 129
GE HealthCare Technologies Inc
5.60%, 11/15/2025 155 156
5.65%, 11/15/2027 155 160
5.86%, 03/15/2030 155 163
5.91%, 11/22/2032 155 165
6.38%, 11/22/2052 155 180
Koninklijke Philips NV
5.00%, 03/15/2042 128 117
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 154
Medtronic Inc
4.38%, 03/15/2035 665 649
Revvity Inc
1.90%, 09/15/2028 155 134
Stryker Corp
3.50%, 03/15/2026 500 488
4.10%, 04/01/2043 200 176
4.63%, 03/15/2046 20 19
4.85%, 12/08/2028 155 157
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 190 160
2.60%, 10/01/2029 160 146
2.80%, 10/15/2041 250 190
4.80%, 11/21/2027 155 158
5.09%, 08/10/2033 350 365
5.40%, 08/10/2043 150 159
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 141
$ 7,306

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0 .62%
Aetna Inc
4.13%, 11/15/2042 $ 100 $ 83
6.63%, 06/15/2036 105 118
6.75%, 12/15/2037 112 126
Ascension Health
3.95%, 11/15/2046 500 431
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 197
Centene Corp
4.63%, 12/15/2029 500 479
Children's Hospital Medical Center/Cincinnati OH
4.27%, 05/15/2044 215 198
CommonSpirit Health
4.35%, 11/01/2042 200 172
Elevance Health Inc
1.50%, 03/15/2026 190 177
2.88%, 09/15/2029 120 110
3.13%, 05/15/2050 600 432
3.60%, 03/15/2051 190 149
3.65%, 12/01/2027 300 291
4.10%, 05/15/2032 170 162
4.38%, 12/01/2047 300 267
4.63%, 05/15/2042 30 28
4.65%, 01/15/2043 115 106
4.75%, 02/15/2033 150 150
6.10%, 10/15/2052 150 170
HCA Inc
2.38%, 07/15/2031 190 157
3.38%, 03/15/2029 390 360
3.50%, 07/15/2051 190 134
4.38%, 03/15/2042 195 165
4.50%, 02/15/2027 800 791
5.20%, 06/01/2028 150 152
5.25%, 06/15/2026 750 754
5.50%, 06/01/2033 150 152
Humana Inc
1.35%, 02/03/2027 190 171
2.15%, 02/03/2032 190 156
3.13%, 08/15/2029 85 79
4.50%, 04/01/2025 160 159
4.95%, 10/01/2044 325 307
5.50%, 03/15/2053 155 161
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 173
4.15%, 05/01/2047 470 415
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 279
4.70%, 02/01/2045 115 106
Mass General Brigham Inc
3.19%, 07/01/2049 315 231
4.12%, 07/01/2055 300 253
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 174
4.20%, 07/01/2055 250 219
Mount Sinai Hospital
3.98%, 07/01/2048 400 326
Quest Diagnostics Inc
2.95%, 06/30/2030 155 139
UnitedHealth Group Inc
1.25%, 01/15/2026 160 150
2.00%, 05/15/2030 160 138
2.30%, 05/15/2031 195 169
2.75%, 05/15/2040 160 121
2.88%, 08/15/2029 175 162
2.90%, 05/15/2050 160 112
3.05%, 05/15/2041 195 152
3.25%, 05/15/2051 120 91
3.45%, 01/15/2027 440 428
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
3.50%, 08/15/2039 $ 200 $ 170
3.70%, 05/15/2027 185 181
3.70%, 08/15/2049 350 285
4.20%, 05/15/2032 185 181
4.25%, 01/15/2029 305 304
4.25%, 06/15/2048 165 147
4.45%, 12/15/2048 120 110
4.63%, 07/15/2035 30 30
4.75%, 07/15/2045 700 680
4.75%, 05/15/2052 185 178
5.20%, 04/15/2063 305 311
5.25%, 02/15/2028 295 305
5.35%, 02/15/2033 295 312
5.88%, 02/15/2053 295 334
6.50%, 06/15/2037 77 90
$ 15,000
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 173
1.40%, 10/15/2027 165 147
$ 320
Insurance - 0 .68%
Aflac Inc
1.13%, 03/15/2026 195 180
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 487
Allstate Corp/The
0.75%, 12/15/2025 160 147
1.45%, 12/15/2030 160 129
3.28%, 12/15/2026 500 482
5.25%, 03/30/2033 125 128
5.55%, 05/09/2035 200 207
American International Group Inc
4.80%, 07/10/2045 50 47
5.13%, 03/27/2033 450 457
Aon Corp
2.80%, 05/15/2030 160 142
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 208
2.85%, 05/28/2027 195 184
2.90%, 08/23/2051 195 127
5.00%, 09/12/2032 90 90
5.35%, 02/28/2033 155 159
Arch Capital Finance LLC
5.03%, 12/15/2046 250 232
Arch Capital Group US Inc
5.14%, 11/01/2043 375 354
Athene Holding Ltd
4.13%, 01/12/2028 500 477
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 139
1.85%, 03/12/2030 80 70
2.30%, 03/15/2027 195 184
2.50%, 01/15/2051 190 124
2.85%, 10/15/2050 125 88
2.88%, 03/15/2032 195 176
4.20%, 08/15/2048 285 262
4.25%, 01/15/2049 400 373
4.30%, 05/15/2043 300 281
5.75%, 01/15/2040 115 130
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 340
4.50%, 02/11/2043 25 24
Chubb Corp/The
6.50%, 05/15/2038 10 12

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Chubb INA Holdings Inc
1.38%, 09/15/2030 $ 335 $ 276
2.85%, 12/15/2051 100 73
3.35%, 05/03/2026 30 29
4.35%, 11/03/2045 25 23
6.70%, 05/15/2036 250 291
CNA Financial Corp
2.05%, 08/15/2030 165 137
Corebridge Financial Inc
3.50%, 04/04/2025 200 195
3.85%, 04/05/2029 200 188
3.90%, 04/05/2032 200 181
6.05%, 09/15/2033
(g)
150 156
Equitable Holdings Inc
4.35%, 04/20/2028 605 584
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 110
3.60%, 08/19/2049 170 132
4.30%, 04/15/2043 250 213
Lincoln National Corp
4.35%, 03/01/2048 55 44
7.00%, 06/15/2040 47 53
Loews Corp
4.13%, 05/15/2043 200 177
Manulife Financial Corp
5.38%, 03/04/2046 250 253
Markel Group Inc
3.45%, 05/07/2052 250 178
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 128
4.38%, 03/15/2029 50 50
4.90%, 03/15/2049 400 387
5.40%, 09/15/2033 150 158
5.70%, 09/15/2053 150 163
6.25%, 11/01/2052 150 172
MetLife Inc
3.00%, 03/01/2025 300 293
4.05%, 03/01/2045 400 345
4.60%, 05/13/2046 225 213
4.88%, 11/13/2043 20 19
5.25%, 01/15/2054 150 154
5.38%, 07/15/2033 150 156
5.70%, 06/15/2035 164 176
6.40%, 12/15/2066 288 297
Progressive Corp/The
3.20%, 03/26/2030 160 148
3.70%, 03/15/2052 165 133
4.35%, 04/25/2044 200 177
4.95%, 06/15/2033 150 154
Prudential Financial Inc
2.10%, 03/10/2030
(a)
160 140
3.70%, 10/01/2050
(e)
165 143
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 498
3.91%, 12/07/2047 177 145
5.70%, 12/14/2036 25 27
5.70%, 09/15/2048
(e)
400 384
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 270 198
4.00%, 05/30/2047 400 344
5.45%, 05/25/2053 185 199
6.25%, 06/15/2037 12 14
6.75%, 06/20/2036 51 60
Trinity Acquisition PLC
4.40%, 03/15/2026 500 494
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
W R Berkley Corp
4.00%, 05/12/2050 $ 85 $ 68
Willis North America Inc
2.95%, 09/15/2029 55 49
3.88%, 09/15/2049 165 127
5.35%, 05/15/2033 150 151
XL Group Ltd
5.25%, 12/15/2043 400 383
$ 16,480
Internet - 0 .47%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 166
3.15%, 02/09/2051 300 197
3.40%, 12/06/2027 325 308
4.20%, 12/06/2047 575 469
4.40%, 12/06/2057 305 248
Alphabet Inc
0.80%, 08/15/2027
(a)
330 295
1.10%, 08/15/2030 165 137
1.90%, 08/15/2040 165 114
2.00%, 08/15/2026 30 28
2.05%, 08/15/2050 165 103
2.25%, 08/15/2060
(a)
165 102
Amazon.com Inc
1.20%, 06/03/2027 465 419
1.50%, 06/03/2030 465 394
1.65%, 05/12/2028 560 504
2.10%, 05/12/2031 365 315
2.88%, 05/12/2041 365 287
3.00%, 04/13/2025 300 294
3.10%, 05/12/2051 365 271
3.15%, 08/22/2027 490 470
3.25%, 05/12/2061 385 282
3.30%, 04/13/2027 380 369
3.60%, 04/13/2032 380 362
3.88%, 08/22/2037 340 315
3.95%, 04/13/2052 190 166
4.05%, 08/22/2047 30 27
4.60%, 12/01/2025 280 281
4.65%, 12/01/2029 280 287
4.70%, 12/01/2032 280 288
4.80%, 12/05/2034 30 31
4.95%, 12/05/2044 240 247
Baidu Inc
1.72%, 04/09/2026 200 186
2.38%, 10/09/2030
(a)
200 169
3.08%, 04/07/2025
(a)
200 193
4.13%, 06/30/2025
(a)
500 491
eBay Inc
1.90%, 03/11/2025 160 154
2.60%, 05/10/2031 195 170
4.00%, 07/15/2042 100 83
5.95%, 11/22/2027
(a)
155 162
Expedia Group Inc
2.95%, 03/15/2031 195 172
Meta Platforms Inc
3.50%, 08/15/2027 345 336
3.85%, 08/15/2032 345 328
4.45%, 08/15/2052 300 276
4.60%, 05/15/2028 150 152
4.80%, 05/15/2030 295 302
4.95%, 05/15/2033 150 155
5.60%, 05/15/2053 295 320
$ 11,425

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0 .05%
Nucor Corp
2.00%, 06/01/2025 $ 155 $ 149
3.13%, 04/01/2032 195 175
4.30%, 05/23/2027 185 183
Steel Dynamics Inc
1.65%, 10/15/2027 85 76
2.40%, 06/15/2025 40 38
Vale Overseas Ltd
6.13%, 06/12/2033 295 306
6.88%, 11/21/2036 317 346
8.25%, 01/17/2034 38 45
$ 1,318
Lodging - 0 .03%
Marriott International Inc/MD
2.85%, 04/15/2031 195 169
5.00%, 10/15/2027 300 304
5.55%, 10/15/2028 305 314
$ 787
Machinery - Construction & Mining - 0 .08%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 180 168
1.10%, 09/14/2027 335 299
1.15%, 09/14/2026 195 179
3.40%, 05/13/2025 365 359
3.65%, 08/12/2025 175 172
4.35%, 05/15/2026 150 150
4.90%, 01/17/2025 155 155
Caterpillar Inc
2.60%, 04/09/2030 150 137
3.25%, 09/19/2049 160 126
3.80%, 08/15/2042 105 92
6.05%, 08/15/2036 132 149
$ 1,986
Machinery - Diversified - 0 .17%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 183
1.88%, 01/15/2026 165 155
Deere & Co
2.88%, 09/07/2049 165 123
3.10%, 04/15/2030 160 148
3.90%, 06/09/2042 30 27
5.38%, 10/16/2029 100 106
Dover Corp
5.38%, 03/01/2041 77 77
John Deere Capital Corp
0.70%, 01/15/2026 155 144
1.05%, 06/17/2026 190 175
1.50%, 03/06/2028 190 169
2.00%, 06/17/2031 195 165
2.05%, 01/09/2025 160 156
2.35%, 03/08/2027
(a)
195 183
2.80%, 07/18/2029 185 172
3.40%, 06/06/2025 175 172
4.15%, 09/15/2027 205 204
4.35%, 09/15/2032 120 120
4.75%, 06/08/2026 295 297
4.80%, 01/09/2026 150 151
4.95%, 07/14/2028 150 154
5.15%, 03/03/2025 310 312
Otis Worldwide Corp
2.06%, 04/05/2025 160 154
2.57%, 02/15/2030 160 142
3.36%, 02/15/2050 160 124
Rockwell Automation Inc
1.75%, 08/15/2031 135 111
2.80%, 08/15/2061 190 123
$ 4,047
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0 .69%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 $ 385 $ 334
2.30%, 02/01/2032 145 115
2.80%, 04/01/2031 405 342
3.50%, 06/01/2041 380 269
3.70%, 04/01/2051 405 263
3.85%, 04/01/2061 145 90
3.90%, 06/01/2052 195 131
4.40%, 12/01/2061 95 66
4.80%, 03/01/2050 545 422
4.91%, 07/23/2025 450 446
5.75%, 04/01/2048 605 537
6.15%, 11/10/2026 150 153
6.48%, 10/23/2045 435 427
Comcast Corp
1.50%, 02/15/2031 165 135
2.35%, 01/15/2027 60 56
2.45%, 08/15/2052 165 103
2.65%, 02/01/2030 125 113
2.65%, 08/15/2062 165 101
2.89%, 11/01/2051 1,247 844
3.15%, 03/01/2026 30 29
3.25%, 11/01/2039 245 198
3.38%, 08/15/2025 525 513
3.40%, 07/15/2046 20 15
3.45%, 02/01/2050 485 372
3.55%, 05/01/2028 125 121
3.75%, 04/01/2040 860 740
3.90%, 03/01/2038 150 134
4.00%, 08/15/2047 30 25
4.00%, 03/01/2048 400 336
4.00%, 11/01/2049 20 17
4.15%, 10/15/2028 500 493
4.25%, 01/15/2033 120 117
4.55%, 01/15/2029 575 577
4.80%, 05/15/2033 575 582
5.25%, 11/07/2025 70 71
5.35%, 05/15/2053 575 595
5.50%, 11/15/2032 120 128
5.65%, 06/15/2035 20 21
7.05%, 03/15/2033 15 17
Discovery Communications LLC
3.63%, 05/15/2030 180 163
3.95%, 06/15/2025 250 245
3.95%, 03/20/2028 250 238
4.00%, 09/15/2055 301 214
Fox Corp
3.05%, 04/07/2025 40 39
5.48%, 01/25/2039 200 194
5.58%, 01/25/2049 500 482
6.50%, 10/13/2033 105 114
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
Paramount Global
4.20%, 05/19/2032 200 179
4.38%, 03/15/2043 235 174
4.85%, 07/01/2042 200 160
6.88%, 04/30/2036 181 184
7.88%, 07/30/2030 178 193
Thomson Reuters Corp
5.85%, 04/15/2040 25 26
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 110
Time Warner Cable LLC
5.50%, 09/01/2041 340 294
5.88%, 11/15/2040 20 18
6.55%, 05/01/2037 176 173

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC   (continued)
6.75%, 06/15/2039 $ 77 $ 76
7.30%, 07/01/2038 300 309
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 84
7.00%, 03/01/2032 51 60
Walt Disney Co/The
1.75%, 01/13/2026 315 298
2.00%, 09/01/2029 245 217
2.20%, 01/13/2028 460 425
2.65%, 01/13/2031 200 178
2.75%, 09/01/2049 325 223
3.35%, 03/24/2025 120 118
3.50%, 05/13/2040 160 135
3.60%, 01/13/2051 160 129
3.70%, 03/23/2027 120 118
4.63%, 03/23/2040 240 234
4.75%, 11/15/2046 230 219
4.95%, 10/15/2045 350 344
6.20%, 12/15/2034 154 174
6.40%, 12/15/2035 98 112
$ 16,710
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.25%, 06/15/2025 25 25
4.38%, 06/15/2045 250 225
$ 250
Mining - 0 .16%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 380
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 96
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 453
4.88%, 02/27/2026 155 156
4.90%, 02/28/2033 155 159
5.00%, 09/30/2043 270 272
5.25%, 09/08/2026 150 153
5.25%, 09/08/2030 150 155
5.50%, 09/08/2053 150 164
Newmont Corp
2.25%, 10/01/2030 610 526
2.60%, 07/15/2032 140 120
4.88%, 03/15/2042 20 19
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 84
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 120
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 317
5.00%, 03/09/2033 155 161
Southern Copper Corp
5.88%, 04/23/2045 350 357
6.75%, 04/16/2040 258 289
$ 3,981
Miscellaneous Manufacturers - 0 .11%
3M Co
2.00%, 02/14/2025 130 125
2.38%, 08/26/2029 500 442
Eaton Corp
3.10%, 09/15/2027 575 551
4.00%, 11/02/2032 100 97
4.15%, 03/15/2033 150 147
4.15%, 11/02/2042 50 46
Illinois Tool Works Inc
2.65%, 11/15/2026 500 477
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Parker-Hannifin Corp
4.25%, 09/15/2027 $ 355 $ 352
4.50%, 09/15/2029 355 356
Teledyne Technologies Inc
2.25%, 04/01/2028 190 172
$ 2,765
Oil & Gas - 0 .79%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 390
2.72%, 01/12/2032 100 87
2.77%, 11/10/2050 425 284
2.94%, 06/04/2051 190 132
3.00%, 02/24/2050 160 113
3.00%, 03/17/2052 195 137
3.06%, 06/17/2041 385 298
3.54%, 04/06/2027 275 267
3.59%, 04/14/2027 30 29
4.81%, 02/13/2033 150 151
4.89%, 09/11/2033 150 153
BP Capital Markets PLC
3.28%, 09/19/2027 175 168
3.72%, 11/28/2028 40 39
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 636
4.95%, 06/01/2047 20 18
6.25%, 03/15/2038 250 262
Chevron Corp
1.55%, 05/11/2025 85 82
2.00%, 05/11/2027 160 148
2.24%, 05/11/2030 160 142
2.95%, 05/16/2026 355 343
3.08%, 05/11/2050 160 121
Chevron USA Inc
0.69%, 08/12/2025 330 310
1.02%, 08/12/2027 165 147
2.34%, 08/12/2050 165 105
3.25%, 10/15/2029 325 309
ConocoPhillips Co
2.40%, 03/07/2025 24 23
3.76%, 03/15/2042 402 340
3.80%, 03/15/2052 135 109
4.03%, 03/15/2062 169 137
4.30%, 11/15/2044 420 375
5.05%, 09/15/2033 305 313
5.55%, 03/15/2054 155 165
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.60%, 07/15/2041 425 411
Diamondback Energy Inc
3.25%, 12/01/2026 155 150
EOG Resources Inc
4.15%, 01/15/2026 350 347
Equinor ASA
1.75%, 01/22/2026 160 151
2.88%, 04/06/2025 145 141
3.00%, 04/06/2027 345 330
3.25%, 11/18/2049 450 341
3.63%, 04/06/2040 145 125
5.10%, 08/17/2040 263 270
Exxon Mobil Corp
2.28%, 08/16/2026
(a)
500 476
2.44%, 08/16/2029 150 136
2.61%, 10/15/2030 305 273
2.99%, 03/19/2025 305 299
3.00%, 08/16/2039 150 120
3.10%, 08/16/2049 450 334
3.45%, 04/15/2051 405 318
4.23%, 03/19/2040 305 283

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Hess Corp
5.60%, 02/15/2041 $ 51 $ 54
7.13%, 03/15/2033 221 256
7.30%, 08/15/2031 25 29
HF Sinclair Corp
5.88%, 04/01/2026 475 480
Marathon Oil Corp
6.60%, 10/01/2037 223 236
Marathon Petroleum Corp
5.00%, 09/15/2054 200 176
5.13%, 12/15/2026 300 303
Occidental Petroleum Corp
6.45%, 09/15/2036 295 312
6.63%, 09/01/2030 295 314
Phillips 66
1.30%, 02/15/2026 90 84
2.15%, 12/15/2030 410 345
3.85%, 04/09/2025 490 482
5.88%, 05/01/2042 128 138
Phillips 66 Co
4.95%, 12/01/2027 155 156
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 176
1.90%, 08/15/2030 165 140
2.15%, 01/15/2031 190 161
Shell International Finance BV
2.38%, 11/07/2029 155 139
2.50%, 09/12/2026 330 314
2.75%, 04/06/2030 400 365
2.88%, 11/26/2041 180 136
3.13%, 11/07/2049 155 114
3.25%, 04/06/2050 400 301
3.63%, 08/21/2042 100 84
4.00%, 05/10/2046 245 213
4.38%, 05/11/2045 490 449
4.55%, 08/12/2043 35 33
5.50%, 03/25/2040 25 27
6.38%, 12/15/2038 43 49
Suncor Energy Inc
3.75%, 03/04/2051 190 142
4.00%, 11/15/2047 90 71
6.50%, 06/15/2038 428 457
6.80%, 05/15/2038 12 13
6.85%, 06/01/2039 5 6
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 83
2.83%, 01/10/2030 85 78
2.99%, 06/29/2041 170 132
3.13%, 05/29/2050 510 374
3.39%, 06/29/2060 370 274
3.46%, 07/12/2049 85 67
Valero Energy Corp
2.80%, 12/01/2031 395 335
4.00%, 06/01/2052 195 150
6.63%, 06/15/2037 234 257
7.50%, 04/15/2032 15 17
$ 19,369
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 200 187
3.14%, 11/07/2029 155 144
3.34%, 12/15/2027 165 158
4.08%, 12/15/2047 170 144
Halliburton Co
3.80%, 11/15/2025 24 24
4.50%, 11/15/2041 51 46
4.85%, 11/15/2035 275 271
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co   (continued)
7.45%, 09/15/2039 $ 10 $ 12
NOV Inc
3.60%, 12/01/2029 155 143
3.95%, 12/01/2042 200 154
Schlumberger Investment SA
2.65%, 06/26/2030 165 148
$ 1,431
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 365 358
Packaging Corp of America
3.00%, 12/15/2029 310 281
3.05%, 10/01/2051 165 115
4.05%, 12/15/2049 155 127
WRKCo Inc
3.00%, 06/15/2033 80 69
$ 950
Pharmaceuticals - 1 .52%
AbbVie Inc
2.95%, 11/21/2026 310 297
3.20%, 05/14/2026 335 325
3.20%, 11/21/2029 775 724
3.80%, 03/15/2025 330 326
4.05%, 11/21/2039 385 348
4.25%, 11/14/2028 220 219
4.25%, 11/21/2049 620 553
4.30%, 05/14/2036 170 163
4.40%, 11/06/2042 200 185
4.45%, 05/14/2046 280 257
4.50%, 05/14/2035 300 293
4.63%, 10/01/2042 100 95
4.70%, 05/14/2045 330 314
4.75%, 03/15/2045 235 226
4.88%, 11/14/2048 210 205
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 174
2.25%, 05/28/2031 190 164
4.88%, 03/03/2028 130 133
4.88%, 03/03/2033 130 134
AstraZeneca PLC
0.70%, 04/08/2026 125 115
1.38%, 08/06/2030 165 137
2.13%, 08/06/2050 85 54
3.00%, 05/28/2051 155 116
3.38%, 11/16/2025 605 592
4.00%, 09/18/2042 125 114
4.38%, 11/16/2045 185 174
4.38%, 08/17/2048 90 85
6.45%, 09/15/2037 164 192
Becton Dickinson & Co
1.96%, 02/11/2031 190 158
2.82%, 05/20/2030 160 143
3.70%, 06/06/2027 600 581
4.67%, 06/06/2047 35 33
4.69%, 12/15/2044 196 183
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 168
1.13%, 11/13/2027 315 280
1.45%, 11/13/2030 180 148
2.55%, 11/13/2050 180 114
2.95%, 03/15/2032 500 444
3.25%, 08/01/2042 300 232
3.40%, 07/26/2029 167 158
3.55%, 03/15/2042 500 409
3.70%, 03/15/2052 600 472
3.90%, 02/20/2028 185 182
4.13%, 06/15/2039 230 207

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co   (continued)
4.25%, 10/26/2049 $ 430 $ 373
4.35%, 11/15/2047 150 132
4.55%, 02/20/2048 144 130
5.75%, 02/01/2031 150 161
6.40%, 11/15/2063 150 174
Cardinal Health Inc
3.41%, 06/15/2027 200 192
4.60%, 03/15/2043 100 89
Cigna Group/The
1.25%, 03/15/2026 370 343
2.40%, 03/15/2030 860 753
3.20%, 03/15/2040 160 125
3.40%, 03/15/2051 185 137
4.13%, 11/15/2025 270 267
4.38%, 10/15/2028 750 744
4.80%, 08/15/2038 400 387
4.80%, 07/15/2046 25 23
4.90%, 12/15/2048 360 342
6.13%, 11/15/2041 16 18
CVS Health Corp
1.30%, 08/21/2027 165 147
1.75%, 08/21/2030 165 136
1.88%, 02/28/2031 185 152
2.70%, 08/21/2040 750 535
3.00%, 08/15/2026 375 358
3.25%, 08/15/2029 170 158
4.30%, 03/25/2028 219 215
4.78%, 03/25/2038 485 459
5.00%, 01/30/2029 150 153
5.05%, 03/25/2048 880 823
5.13%, 07/20/2045 370 350
5.25%, 02/21/2033 150 153
5.30%, 06/01/2033 150 154
5.30%, 12/05/2043 25 24
5.63%, 02/21/2053 150 152
5.88%, 06/01/2053 295 310
Eli Lilly & Co
3.95%, 03/15/2049 400 355
4.70%, 02/27/2033 120 123
4.88%, 02/27/2053 115 119
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 590
3.88%, 05/15/2028 545 537
5.38%, 04/15/2034 500 539
Johnson & Johnson
0.55%, 09/01/2025
(a)
370 347
0.95%, 09/01/2027 370 330
2.10%, 09/01/2040 370 263
2.45%, 03/01/2026 30 29
3.50%, 01/15/2048 90 76
3.63%, 03/03/2037 20 18
3.70%, 03/01/2046 225 197
3.75%, 03/03/2047 30 26
4.95%, 05/15/2033
(a)
201 217
McKesson Corp
0.90%, 12/03/2025 185 172
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 234
Merck & Co Inc
0.75%, 02/24/2026 80 74
1.45%, 06/24/2030 365 305
1.70%, 06/10/2027 340 312
1.90%, 12/10/2028 190 171
2.15%, 12/10/2031 380 324
2.35%, 06/24/2040 285 207
2.75%, 02/10/2025 385 376
2.75%, 12/10/2051 235 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc   (continued)
3.60%, 09/15/2042 $ 100 $ 85
3.70%, 02/10/2045 10 9
3.90%, 03/07/2039 115 105
4.00%, 03/07/2049 170 149
4.05%, 05/17/2028 295 294
4.15%, 05/18/2043 200 184
4.50%, 05/17/2033 295 297
5.00%, 05/17/2053 295 303
Novartis Capital Corp
1.75%, 02/14/2025 325 315
2.00%, 02/14/2027 325 304
2.20%, 08/14/2030 160 141
2.75%, 08/14/2050 160 116
3.00%, 11/20/2025 500 486
4.40%, 05/06/2044 350 335
Pfizer Inc
0.80%, 05/28/2025 445 421
1.70%, 05/28/2030
(a)
195 166
1.75%, 08/18/2031 155 129
2.55%, 05/28/2040 450 330
2.63%, 04/01/2030 160 144
2.70%, 05/28/2050 190 132
3.45%, 03/15/2029 210 202
4.00%, 03/15/2049 140 122
4.40%, 05/15/2044 30 28
5.60%, 09/15/2040 380 401
7.20%, 03/15/2039 176 219
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 295 294
4.45%, 05/19/2028 445 445
4.65%, 05/19/2025 295 294
4.65%, 05/19/2030 295 297
4.75%, 05/19/2033 445 446
5.11%, 05/19/2043 295 294
5.30%, 05/19/2053 445 454
5.34%, 05/19/2063 295 298
Sanofi SA
3.63%, 06/19/2028 400 392
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 505
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 347
3.18%, 07/09/2050 405 290
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 575
5.25%, 06/15/2046 170 142
Viatris Inc
2.30%, 06/22/2027 120 109
2.70%, 06/22/2030 160 135
3.85%, 06/22/2040 120 89
4.00%, 06/22/2050 160 113
Wyeth LLC
5.95%, 04/01/2037 91 100
6.50%, 02/01/2034 144 162
Zoetis Inc
2.00%, 05/15/2030 350 301
3.00%, 05/15/2050 175 126
3.95%, 09/12/2047 5 4
5.40%, 11/14/2025 110 111
$ 37,138
Pipelines - 0 .89%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 293
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 271
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 118

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
1.60%, 10/04/2026 $ 60 $ 55
2.50%, 01/15/2025 155 150
2.50%, 08/01/2033 390 319
3.13%, 11/15/2029 155 141
3.40%, 08/01/2051 390 284
5.50%, 12/01/2046 30 30
5.70%, 03/08/2033 155 161
5.90%, 11/15/2026 275 282
6.70%, 11/15/2053 150 174
Energy Transfer LP
2.90%, 05/15/2025 315 305
3.75%, 05/15/2030 160 149
4.75%, 01/15/2026 50 50
4.95%, 01/15/2043 200 174
5.00%, 05/15/2044 350 307
5.15%, 03/15/2045 400 367
5.25%, 04/15/2029 400 403
5.30%, 04/15/2047 15 14
5.35%, 05/15/2045 15 14
5.75%, 02/15/2033 155 160
6.10%, 12/01/2028 295 310
6.13%, 12/15/2045 525 529
6.25%, 04/15/2049 500 517
6.40%, 12/01/2030 295 315
6.50%, 02/01/2042 402 425
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 109
3.30%, 02/15/2053 65 48
3.70%, 02/15/2026 375 369
3.70%, 01/31/2051 250 199
3.75%, 02/15/2025 500 493
4.25%, 02/15/2048 155 136
4.85%, 08/15/2042 300 288
4.85%, 03/15/2044 430 413
4.90%, 05/15/2046 400 382
5.05%, 01/10/2026 150 151
6.13%, 10/15/2039 123 134
6.45%, 09/01/2040 177 200
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 172
5.00%, 03/01/2043 100 89
5.40%, 09/01/2044 400 374
6.38%, 03/01/2041 128 132
6.50%, 09/01/2039 112 118
6.95%, 01/15/2038 112 123
7.40%, 03/15/2031 177 197
Kinder Morgan Inc
1.75%, 11/15/2026 190 175
2.00%, 02/15/2031 310 257
3.25%, 08/01/2050 310 207
3.60%, 02/15/2051 155 111
4.30%, 06/01/2025 55 54
5.05%, 02/15/2046 15 13
5.20%, 06/01/2033 150 149
5.55%, 06/01/2045 50 48
MPLX LP
1.75%, 03/01/2026 165 154
4.13%, 03/01/2027 425 416
4.25%, 12/01/2027 400 391
4.50%, 04/15/2038 220 196
4.70%, 04/15/2048 185 159
4.90%, 04/15/2058 60 51
5.00%, 03/01/2033 150 147
5.20%, 03/01/2047 330 306
5.20%, 12/01/2047 200 183
5.50%, 02/15/2049 170 164
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Inc
2.20%, 09/15/2025 $ 160 $ 152
3.40%, 09/01/2029 100 92
4.45%, 09/01/2049 500 418
5.55%, 11/01/2026 183 186
6.05%, 09/01/2033 305 323
6.63%, 09/01/2053 155 174
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 159
4.50%, 12/15/2026 300 296
4.65%, 10/15/2025 15 15
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 362
5.63%, 03/01/2025 390 391
5.88%, 06/30/2026 345 351
Spectra Energy Partners LP
5.95%, 09/25/2043 200 204
Targa Resources Corp
5.20%, 07/01/2027 355 357
6.13%, 03/15/2033 150 158
6.15%, 03/01/2029 150 157
6.50%, 03/30/2034 150 162
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 112
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 163
4.25%, 05/15/2028 300 292
4.75%, 05/15/2038 300 278
4.88%, 05/15/2048 420 385
5.60%, 03/31/2034 300 302
6.10%, 06/01/2040 25 26
7.25%, 08/15/2038 51 59
Western Midstream Operating LP
6.15%, 04/01/2033 150 156
Williams Cos Inc/The
2.60%, 03/15/2031 590 504
3.50%, 10/15/2051 195 142
3.75%, 06/15/2027 400 386
3.90%, 01/15/2025 350 344
5.10%, 09/15/2045 180 170
5.30%, 08/15/2028 200 205
5.30%, 08/15/2052 175 169
5.65%, 03/15/2033 155 162
6.30%, 04/15/2040 343 366
$ 21,820
Private Equity - 0 .04%
Brookfield Corp
4.00%, 01/15/2025 300 295
Brookfield Finance Inc
2.72%, 04/15/2031 190 160
3.50%, 03/30/2051 165 121
3.90%, 01/25/2028 400 385
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 112
$ 1,073
Regional Authority - 0 .28%
Province of Alberta Canada
1.00%, 05/20/2025 555 527
1.30%, 07/22/2030 300 250
3.30%, 03/15/2028 270 261
Province of British Columbia Canada
0.90%, 07/20/2026 585 537
1.30%, 01/29/2031
(a)
185 152
4.20%, 07/06/2033 300 297
4.80%, 11/15/2028 150 154
6.50%, 01/15/2026 18 19

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Manitoba Canada
1.50%, 10/25/2028 $ 190 $ 168
4.30%, 07/27/2033 150 149
Province of Ontario Canada
0.63%, 01/21/2026 495 458
1.05%, 04/14/2026 380 353
1.13%, 10/07/2030 425 348
2.13%, 01/21/2032 420 359
3.10%, 05/19/2027 910 878
Province of Quebec Canada
0.60%, 07/23/2025 650 611
1.35%, 05/28/2030 560 471
1.50%, 02/11/2025 295 284
3.63%, 04/13/2028 300 294
4.50%, 09/08/2033 150 152
7.50%, 09/15/2029 64 75
$ 6,797
REITs - 0 .88%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 195
2.75%, 12/15/2029 80 70
2.95%, 03/15/2034 195 163
3.00%, 05/18/2051 190 125
3.38%, 08/15/2031 115 104
4.00%, 02/01/2050 85 67
4.90%, 12/15/2030 80 80
5.15%, 04/15/2053 150 145
American Tower Corp
1.30%, 09/15/2025 80 75
1.60%, 04/15/2026 190 176
1.88%, 10/15/2030 165 135
2.90%, 01/15/2030 160 142
2.95%, 01/15/2051 180 120
3.38%, 10/15/2026 500 479
3.65%, 03/15/2027 200 192
3.70%, 10/15/2049 165 125
5.25%, 07/15/2028 150 152
5.65%, 03/15/2033 155 161
5.90%, 11/15/2033 150 159
AvalonBay Communities Inc
1.90%, 12/01/2028 200 177
2.05%, 01/15/2032 195 163
2.30%, 03/01/2030 160 139
5.00%, 02/15/2033 155 158
Boston Properties LP
2.55%, 04/01/2032 155 123
2.75%, 10/01/2026 550 510
2.90%, 03/15/2030 415 355
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 294
Corporate Office Properties LP
2.75%, 04/15/2031 195 158
Crown Castle Inc
1.05%, 07/15/2026 380 343
1.35%, 07/15/2025 195 184
2.50%, 07/15/2031 190 158
2.90%, 04/01/2041 190 136
3.10%, 11/15/2029 150 134
3.25%, 01/15/2051 370 259
3.30%, 07/01/2030 155 139
4.00%, 11/15/2049 110 87
5.00%, 01/11/2028 150 149
5.10%, 05/01/2033 145 143
CubeSmart LP
2.00%, 02/15/2031 125 102
2.25%, 12/15/2028 200 177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Digital Realty Trust LP
4.45%, 07/15/2028 $ 250 $ 244
5.55%, 01/15/2028 120 122
Equinix Inc
1.00%, 09/15/2025 165 154
1.25%, 07/15/2025 160 150
1.80%, 07/15/2027 160 145
2.50%, 05/15/2031 195 165
3.20%, 11/18/2029 260 239
3.40%, 02/15/2052 195 143
ERP Operating LP
1.85%, 08/01/2031 385 316
2.50%, 02/15/2030 125 110
Essex Portfolio LP
1.70%, 03/01/2028 190 166
3.00%, 01/15/2030 170 152
4.00%, 03/01/2029 300 286
4.50%, 03/15/2048 300 257
Extra Space Storage LP
2.20%, 10/15/2030 85 71
2.40%, 10/15/2031 195 161
5.50%, 07/01/2030 150 153
Federal Realty OP LP
1.25%, 02/15/2026 170 157
4.50%, 12/01/2044 250 208
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 155
5.38%, 04/15/2026 300 298
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 136
Healthpeak OP LLC
2.13%, 12/01/2028 165 145
3.00%, 01/15/2030 150 133
3.40%, 02/01/2025 19 19
5.25%, 12/15/2032 75 76
6.75%, 02/01/2041 300 335
Kilroy Realty LP
2.50%, 11/15/2032 165 125
Kimco Realty OP LLC
2.25%, 12/01/2031 195 159
2.70%, 10/01/2030 165 143
3.70%, 10/01/2049 330 246
4.60%, 02/01/2033 175 169
6.40%, 03/01/2034 115 126
Mid-America Apartments LP
1.70%, 02/15/2031 125 101
4.00%, 11/15/2025 500 491
NNN REIT Inc
4.80%, 10/15/2048 200 175
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 295
Prologis LP
1.25%, 10/15/2030 165 133
1.75%, 07/01/2030 160 133
2.13%, 04/15/2027 145 134
2.25%, 04/15/2030 140 122
2.25%, 01/15/2032 195 163
2.88%, 11/15/2029 75 68
3.00%, 04/15/2050 110 79
3.88%, 09/15/2028 250 241
4.00%, 09/15/2028 400 390
4.63%, 01/15/2033 80 80
4.88%, 06/15/2028 150 152
Public Storage Operating Co
0.88%, 02/15/2026 145 134
1.85%, 05/01/2028 380 341
2.25%, 11/09/2031 200 171
5.10%, 08/01/2033 150 155

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Public Storage Operating Co   (continued)
5.13%, 01/15/2029 $ 150 $ 155
Realty Income Corp
0.75%, 03/15/2026
(a)
430 391
2.20%, 06/15/2028 180 161
3.10%, 12/15/2029 375 344
3.25%, 01/15/2031 165 150
4.85%, 03/15/2030 150 151
4.90%, 07/15/2033 150 150
Simon Property Group LP
1.75%, 02/01/2028 190 171
2.45%, 09/13/2029 140 125
2.65%, 02/01/2032 200 171
3.25%, 11/30/2026 500 480
3.25%, 09/13/2049 140 101
3.50%, 09/01/2025 165 161
4.25%, 11/30/2046 130 109
6.75%, 02/01/2040 25 28
Spirit Realty LP
2.10%, 03/15/2028 190 169
UDR Inc
2.10%, 08/01/2032 565 443
3.20%, 01/15/2030 165 150
Ventas Realty LP
3.00%, 01/15/2030 200 177
5.70%, 09/30/2043 300 289
VICI Properties LP
4.38%, 05/15/2025 585 575
Welltower OP LLC
2.75%, 01/15/2032 195 166
4.13%, 03/15/2029 300 290
Weyerhaeuser Co
7.38%, 03/15/2032 85 99
WP Carey Inc
2.40%, 02/01/2031 85 72
$ 21,453
Retail - 0 .72%
AutoZone Inc
1.65%, 01/15/2031 165 134
3.75%, 06/01/2027 250 243
Costco Wholesale Corp
1.38%, 06/20/2027 155 141
1.60%, 04/20/2030 155 133
1.75%, 04/20/2032 155 129
3.00%, 05/18/2027
(a)
150 144
Dollar General Corp
4.15%, 11/01/2025 500 492
Dollar Tree Inc
4.20%, 05/15/2028 185 181
Home Depot Inc/The
0.90%, 03/15/2028
(a)
190 166
1.88%, 09/15/2031 195 163
2.13%, 09/15/2026 250 235
2.38%, 03/15/2051 190 120
2.70%, 04/15/2025 195 190
2.75%, 09/15/2051 195 133
2.88%, 04/15/2027 195 186
2.95%, 06/15/2029 435 409
3.50%, 09/15/2056 305 240
3.90%, 06/15/2047 30 26
4.00%, 09/15/2025 325 322
4.20%, 04/01/2043 520 474
4.25%, 04/01/2046 340 307
4.40%, 03/15/2045 320 297
4.90%, 04/15/2029 155 159
4.95%, 09/30/2026 155 157
4.95%, 09/15/2052 160 162
5.95%, 04/01/2041 351 392
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe's Cos Inc
1.30%, 04/15/2028
(a)
$ 165 $ 145
1.70%, 10/15/2030 165 137
3.00%, 10/15/2050 50 34
3.10%, 05/03/2027 250 239
3.65%, 04/05/2029 250 241
3.70%, 04/15/2046 40 32
3.75%, 04/01/2032 195 182
4.00%, 04/15/2025 160 158
4.05%, 05/03/2047 30 25
4.25%, 04/01/2052 195 165
4.38%, 09/15/2045 500 437
4.40%, 09/08/2025 160 159
4.80%, 04/01/2026 155 155
5.00%, 04/15/2033 160 163
5.00%, 04/15/2040 160 156
5.63%, 04/15/2053 160 168
5.75%, 07/01/2053 155 164
McDonald's Corp
1.45%, 09/01/2025 160 151
2.13%, 03/01/2030 160 140
2.63%, 09/01/2029 415 380
3.38%, 05/26/2025 500 490
3.50%, 07/01/2027 325 316
3.63%, 09/01/2049 115 92
3.70%, 02/15/2042 128 108
4.70%, 12/09/2035 25 25
4.88%, 07/15/2040 9 9
4.88%, 12/09/2045 250 246
4.95%, 08/14/2033
(a)
305 313
5.15%, 09/09/2052 325 330
6.30%, 10/15/2037 262 297
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 69
4.35%, 06/01/2028 300 297
Starbucks Corp
2.00%, 03/12/2027 160 148
3.00%, 02/14/2032
(a)
135 121
3.55%, 08/15/2029 500 482
4.45%, 08/15/2049 300 272
4.80%, 02/15/2033
(a)
165 168
Target Corp
1.95%, 01/15/2027 150 140
2.35%, 02/15/2030 320 286
2.50%, 04/15/2026 500 481
2.95%, 01/15/2052 175 125
4.50%, 09/15/2032 245 247
4.80%, 01/15/2053
(a)
150 149
TJX Cos Inc/The
1.60%, 05/15/2031 130 108
Walmart Inc
1.05%, 09/17/2026 185 170
1.50%, 09/22/2028 185 165
1.80%, 09/22/2031 195 165
2.50%, 09/22/2041 195 144
2.65%, 09/22/2051 185 129
2.95%, 09/24/2049 245 183
3.90%, 09/09/2025 160 158
3.90%, 04/15/2028 225 223
3.95%, 06/28/2038 185 176
4.00%, 04/15/2026 95 94
4.00%, 04/15/2030 95 95
4.10%, 04/15/2033 95 94
4.15%, 09/09/2032 660 660
4.50%, 09/09/2052 660 642
$ 17,583

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0 .65%
Analog Devices Inc
2.10%, 10/01/2031 $ 135 $ 115
2.80%, 10/01/2041 195 145
Applied Materials Inc
1.75%, 06/01/2030 160 136
3.30%, 04/01/2027 35 34
3.90%, 10/01/2025 500 493
4.35%, 04/01/2047 40 38
5.10%, 10/01/2035 250 262
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 450 439
Broadcom Inc
1.95%, 02/15/2028
(g)
150 135
2.60%, 02/15/2033
(g)
405 334
3.14%, 11/15/2035
(g)
640 525
3.19%, 11/15/2036
(g)
14 11
3.42%, 04/15/2033
(g)
460 404
3.47%, 04/15/2034
(g)
350 304
3.50%, 02/15/2041
(g)
200 159
3.75%, 02/15/2051
(g)
50 39
4.15%, 11/15/2030 271 259
4.30%, 11/15/2032 185 177
4.75%, 04/15/2029 730 732
Intel Corp
2.00%, 08/12/2031 190 160
2.45%, 11/15/2029 310 279
3.05%, 08/12/2051 190 134
3.15%, 05/11/2027 540 519
3.20%, 08/12/2061 190 131
3.25%, 11/15/2049 315 234
3.40%, 03/25/2025 160 157
3.73%, 12/08/2047 240 195
3.75%, 03/25/2027 160 157
3.75%, 08/05/2027 175 172
4.00%, 08/05/2029 705 694
4.00%, 12/15/2032 200 193
4.15%, 08/05/2032 175 171
4.25%, 12/15/2042 200 180
4.60%, 03/25/2040 160 156
4.80%, 10/01/2041 77 75
4.88%, 02/10/2026 255 257
4.90%, 07/29/2045 25 25
5.20%, 02/10/2033 130 136
5.63%, 02/10/2043 130 139
5.70%, 02/10/2053 255 276
KLA Corp
4.95%, 07/15/2052 355 359
Lam Research Corp
1.90%, 06/15/2030 155 133
2.88%, 06/15/2050 235 167
Marvell Technology Inc
2.45%, 04/15/2028 380 343
4.88%, 06/22/2028 300 299
Micron Technology Inc
2.70%, 04/15/2032 290 244
4.19%, 02/15/2027 115 113
4.66%, 02/15/2030 115 112
NVIDIA Corp
1.55%, 06/15/2028 190 170
2.00%, 06/15/2031 385 330
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 327
3.13%, 02/15/2042 195 145
3.15%, 05/01/2027 80 76
3.25%, 05/11/2041 195 149
4.40%, 06/01/2027 220 217
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
QUALCOMM Inc
1.30%, 05/20/2028
(a)
$ 411 $ 364
1.65%, 05/20/2032 340 277
3.25%, 05/20/2027 320 310
4.65%, 05/20/2035 115 118
4.80%, 05/20/2045 425 421
6.00%, 05/20/2053 155 178
Texas Instruments Inc
1.13%, 09/15/2026 195 179
1.38%, 03/12/2025 160 154
1.75%, 05/04/2030 245 211
1.90%, 09/15/2031 195 166
4.15%, 05/15/2048 205 186
4.60%, 02/15/2028 150 152
4.90%, 03/14/2033 150 156
5.00%, 03/14/2053 155 159
TSMC Arizona Corp
3.88%, 04/22/2027 200 196
4.25%, 04/22/2032
(a)
200 197
$ 15,789
Software - 0 .66%
Adobe Inc
1.90%, 02/01/2025 315 306
2.30%, 02/01/2030 160 143
Electronic Arts Inc
1.85%, 02/15/2031 190 159
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 161
3.10%, 03/01/2041 90 67
4.50%, 07/15/2025 130 129
5.10%, 07/15/2032
(a)
130 133
Fiserv Inc
3.50%, 07/01/2029 310 292
3.85%, 06/01/2025 300 294
5.45%, 03/02/2028 730 752
5.63%, 08/21/2033 155 162
Intuit Inc
5.13%, 09/15/2028 150 155
5.25%, 09/15/2026 305 311
5.50%, 09/15/2053 110 120
Microsoft Corp
1.35%, 09/15/2030
(g)
85 71
2.40%, 08/08/2026 55 52
2.50%, 09/15/2050
(g)
790 533
2.53%, 06/01/2050 792 541
2.68%, 06/01/2060 1,209 807
3.13%, 11/03/2025 700 683
3.30%, 02/06/2027 200 195
3.45%, 08/08/2036 358 329
Oracle Corp
2.30%, 03/25/2028 385 351
2.50%, 04/01/2025 150 145
2.65%, 07/15/2026 700 664
2.80%, 04/01/2027 850 802
2.88%, 03/25/2031 385 341
2.95%, 04/01/2030 150 135
3.60%, 04/01/2040 150 120
3.60%, 04/01/2050 150 111
3.65%, 03/25/2041 385 305
3.80%, 11/15/2037 250 212
3.90%, 05/15/2035 600 535
3.95%, 03/25/2051 385 302
4.00%, 07/15/2046 780 625
4.10%, 03/25/2061 190 145
4.30%, 07/08/2034 615 574
4.38%, 05/15/2055 610 505
4.50%, 05/06/2028 130 130
4.65%, 05/06/2030 265 264

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
5.55%, 02/06/2053 $ 125 $ 125
5.80%, 11/10/2025 235 239
6.15%, 11/09/2029 55 59
6.25%, 11/09/2032 115 125
6.90%, 11/09/2052 115 135
Roper Technologies Inc
1.00%, 09/15/2025 85 79
1.40%, 09/15/2027 165 148
2.95%, 09/15/2029 95 87
Salesforce Inc
1.95%, 07/15/2031 190 162
2.70%, 07/15/2041 385 294
2.90%, 07/15/2051 385 275
ServiceNow Inc
1.40%, 09/01/2030 165 136
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 333
4.95%, 03/28/2028 150 151
VMware LLC
1.40%, 08/15/2026 570 521
1.80%, 08/15/2028 285 250
2.20%, 08/15/2031 385 319
$ 16,099
Sovereign - 1 .51%
Canada Government International Bond
0.75%, 05/19/2026 390 360
1.63%, 01/22/2025 865 837
2.88%, 04/28/2025 430 421
3.75%, 04/26/2028 540 535
Chile Government International Bond
2.45%, 01/31/2031 270 235
2.55%, 01/27/2032 475 408
2.75%, 01/31/2027 200 189
3.10%, 05/07/2041 500 380
3.24%, 02/06/2028 400 381
3.50%, 04/15/2053 200 150
3.86%, 06/21/2047
(a)
300 246
4.00%, 01/31/2052 200 164
4.95%, 01/05/2036 276 273
Export Development Canada
3.38%, 08/26/2025 250 246
3.88%, 02/14/2028 305 303
4.38%, 06/29/2026 445 447
Export-Import Bank of Korea
1.25%, 01/18/2025 200 193
1.38%, 02/09/2031 200 162
2.13%, 01/18/2032 200 167
3.25%, 11/10/2025 500 486
3.25%, 08/12/2026 500 481
4.25%, 09/15/2027 200 198
4.50%, 09/15/2032 200 199
4.88%, 01/11/2026 305 306
5.13%, 09/18/2028 200 205
Indonesia Government International Bond
2.15%, 07/28/2031 400 337
2.85%, 02/14/2030 800 725
3.05%, 03/12/2051 400 304
3.50%, 01/11/2028 200 192
3.70%, 10/30/2049
(a)
200 168
4.15%, 09/20/2027 200 197
4.20%, 10/15/2050
(a)
500 443
4.55%, 01/11/2028 200 200
4.65%, 09/20/2032 335 335
4.75%, 02/11/2029 200 201
Israel Government AID Bond
5.50%, 09/18/2033 12 13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Israel Government International Bond
3.88%, 07/03/2050 $ 400 $ 309
4.50%, 01/30/2043 400 353
Japan Bank for International Cooperation
1.25%, 01/21/2031 400 325
1.88%, 04/15/2031 200 169
2.00%, 10/17/2029 200 176
2.13%, 02/16/2029 400 359
2.25%, 11/04/2026 400 376
2.38%, 04/20/2026 300 286
2.88%, 04/14/2025 400 390
3.88%, 09/16/2025 300 296
4.25%, 04/27/2026 220 218
4.63%, 07/19/2028 200 203
4.88%, 10/18/2028 200 205
Korea International Bond
1.00%, 09/16/2030 200 163
3.88%, 09/20/2048 500 438
Mexico Government International Bond
2.66%, 05/24/2031 400 338
3.25%, 04/16/2030 200 181
3.50%, 02/12/2034 400 338
3.75%, 01/11/2028 250 241
3.75%, 04/19/2071 400 267
3.77%, 05/24/2061 200 135
3.90%, 04/27/2025 400 395
4.13%, 01/21/2026 500 496
4.50%, 04/22/2029 300 295
4.50%, 01/31/2050 600 490
4.60%, 02/10/2048 700 578
4.75%, 03/08/2044 506 434
5.55%, 01/21/2045
(a)
300 286
6.05%, 01/11/2040 464 468
6.34%, 05/04/2053 200 204
6.35%, 02/09/2035 400 419
Panama Government International Bond
2.25%, 09/29/2032 200 146
3.30%, 01/19/2033
(a)
200 158
3.75%, 03/16/2025 800 777
3.87%, 07/23/2060 340 203
3.88%, 03/17/2028 250 230
4.30%, 04/29/2053 400 267
4.50%, 05/15/2047 200 142
4.50%, 04/16/2050 400 277
6.40%, 02/14/2035 200 195
6.70%, 01/26/2036 224 222
6.85%, 03/28/2054 200 187
Peruvian Government International Bond
1.86%, 12/01/2032 405 317
2.78%, 01/23/2031 145 126
2.78%, 12/01/2060 180 112
3.30%, 03/11/2041 340 264
3.55%, 03/10/2051 200 151
5.63%, 11/18/2050 528 549
6.55%, 03/14/2037 126 140
8.75%, 11/21/2033 192 241
Philippine Government International Bond
2.46%, 05/05/2030 500 444
2.65%, 12/10/2045 400 283
2.95%, 05/05/2045 200 150
3.00%, 02/01/2028 300 283
3.20%, 07/06/2046 200 154
3.70%, 03/01/2041 200 171
3.70%, 02/02/2042 230 196
5.00%, 07/17/2033 200 205
5.00%, 01/13/2037 300 307
5.50%, 01/17/2048 200 209
6.38%, 10/23/2034 210 238

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
(continued)
9.50%, 02/02/2030 $ 400 $ 503
10.63%, 03/16/2025 400 426
Republic of Italy Government International Bond
1.25%, 02/17/2026 400 370
2.88%, 10/17/2029 200 179
3.88%, 05/06/2051 600 431
5.38%, 06/15/2033 280 280
Republic of Poland Government International Bond
4.88%, 10/04/2033 300 303
State of Israel
2.50%, 01/15/2030 200 174
3.38%, 01/15/2050 400 283
Svensk Exportkredit AB
0.50%, 08/26/2025 835 780
4.00%, 07/15/2025 295 292
4.13%, 06/14/2028 295 294
4.38%, 02/13/2026 305 304
4.88%, 09/14/2026 305 309
Tennessee Valley Authority
2.88%, 02/01/2027 250 240
3.50%, 12/15/2042
(a)
400 336
3.88%, 03/15/2028 230 229
4.25%, 09/15/2065 200 184
4.63%, 09/15/2060 300 293
5.25%, 09/15/2039 251 266
5.38%, 04/01/2056 154 169
5.88%, 04/01/2036 300 343
6.75%, 11/01/2025 102 106
Uruguay Government International Bond
4.13%, 11/20/2045 100 91
4.38%, 10/27/2027 390 393
4.98%, 04/20/2055 210 205
5.10%, 06/18/2050 565 567
5.75%, 10/28/2034 150 162
$ 36,774
Supranational Bank - 1 .32%
African Development Bank
0.88%, 03/23/2026 345 320
0.88%, 07/22/2026 385 354
4.38%, 03/14/2028 305 309
4.63%, 01/04/2027 210 212
Asian Development Bank
0.38%, 09/03/2025 325 304
0.50%, 02/04/2026 400 370
1.00%, 04/14/2026 780 725
1.25%, 06/09/2028 100 89
1.50%, 01/20/2027 400 370
1.50%, 03/04/2031 195 164
1.75%, 09/19/2029 325 288
1.88%, 03/15/2029 390 351
2.13%, 03/19/2025 300 291
2.75%, 01/19/2028 250 238
2.88%, 05/06/2025 340 332
3.13%, 08/20/2027 705 683
3.13%, 04/27/2032 340 318
3.75%, 04/25/2028 300 297
3.88%, 09/28/2032 100 99
3.88%, 06/14/2033 295 291
4.00%, 01/12/2033 150 149
4.25%, 01/09/2026 305 305
4.50%, 08/25/2028 365 372
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 55
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Infrastructure Investment Bank/The
3.38%, 06/29/2025 $ 355 $ 348
3.75%, 09/14/2027 325 321
4.88%, 09/14/2026 305 310
Council Of Europe Development Bank
1.38%, 02/27/2025 320 308
3.63%, 01/26/2028 300 295
3.75%, 05/25/2026 300 297
European Bank for Reconstruction & Development
0.50%, 11/25/2025 385 358
0.50%, 01/28/2026 380 351
4.38%, 03/09/2028 245 248
European Investment Bank
0.38%, 12/15/2025 340 315
0.38%, 03/26/2026 480 441
0.63%, 10/21/2027 285 251
0.75%, 10/26/2026 190 173
1.25%, 02/14/2031 355 296
1.38%, 03/15/2027 400 368
1.63%, 03/14/2025 315 304
1.63%, 05/13/2031 395 337
1.75%, 03/15/2029 200 179
1.88%, 02/10/2025 600 582
2.38%, 05/24/2027 300 284
3.25%, 11/15/2027 325 316
3.63%, 07/15/2030 500 489
3.75%, 02/14/2033 305 299
3.88%, 03/15/2028 605 602
4.50%, 10/16/2028 455 465
Inter-American Development Bank
0.63%, 09/16/2027 340 300
0.88%, 04/20/2026 425 394
1.13%, 07/20/2028 385 339
1.13%, 01/13/2031 385 317
1.50%, 01/13/2027 400 370
1.75%, 03/14/2025 835 806
2.13%, 01/15/2025 500 487
2.38%, 07/07/2027 500 472
3.13%, 09/18/2028 250 240
3.50%, 09/14/2029 320 312
3.50%, 04/12/2033 300 287
4.00%, 01/12/2028 305 304
4.38%, 02/01/2027 300 303
4.38%, 01/24/2044 50 49
4.50%, 05/15/2026 300 302
4.50%, 09/13/2033 305 315
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 905 843
0.75%, 11/24/2027 365 322
0.75%, 08/26/2030 385 311
0.88%, 07/15/2026 580 534
1.25%, 02/10/2031 385 319
1.38%, 04/20/2028 480 430
1.63%, 01/15/2025 475 460
1.63%, 11/03/2031 385 324
1.75%, 10/23/2029 680 601
2.50%, 07/29/2025 850 824
2.50%, 03/29/2032
(a)
355 317
3.13%, 06/15/2027 645 625
3.50%, 07/12/2028 450 441
3.63%, 09/21/2029 315 309
3.88%, 02/14/2030 305 302
4.00%, 07/25/2030 595 594
4.63%, 08/01/2028 450 462
4.75%, 11/14/2033 300 317

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Finance Corp
0.38%, 07/16/2025 $ 1,080 $ 1,014
3.63%, 09/15/2025 150 148
4.38%, 01/15/2027 105 106
4.50%, 07/13/2028 120 123
Nordic Investment Bank
0.38%, 09/11/2025 255 238
0.50%, 01/21/2026 400 370
3.38%, 09/08/2027 325 317
$ 32,087
Telecommunications - 1 .07%
America Movil SAB de CV
4.38%, 04/22/2049 250 222
6.13%, 03/30/2040 102 111
6.38%, 03/01/2035 200 224
AT&T Inc
1.65%, 02/01/2028 330 294
1.70%, 03/25/2026 135 126
2.25%, 02/01/2032 240 198
2.30%, 06/01/2027 465 432
2.75%, 06/01/2031 310 272
2.95%, 07/15/2026
(a)
20 19
3.10%, 02/01/2043
(a)
240 181
3.50%, 06/01/2041 310 246
3.50%, 09/15/2053 904 656
3.55%, 09/15/2055 1,198 861
3.65%, 06/01/2051 755 569
3.65%, 09/15/2059 1,057 758
3.80%, 02/15/2027 40 39
4.10%, 02/15/2028 81 79
4.25%, 03/01/2027 230 227
4.30%, 12/15/2042 221 192
4.35%, 03/01/2029 500 493
4.35%, 06/15/2045 260 224
4.50%, 03/09/2048 490 427
5.40%, 02/15/2034 295 304
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 190 146
British Telecommunications PLC
9.62%, 12/15/2030 577 714
Cisco Systems Inc
2.50%, 09/20/2026 580 553
5.50%, 01/15/2040 600 639
Corning Inc
4.38%, 11/15/2057 300 262
4.75%, 03/15/2042 102 95
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 772
Juniper Networks Inc
2.00%, 12/10/2030 185 150
Orange SA
5.38%, 01/13/2042 102 104
Rogers Communications Inc
2.95%, 03/15/2025 195 189
3.20%, 03/15/2027 395 377
3.70%, 11/15/2049 225 171
3.80%, 03/15/2032 195 179
5.00%, 03/15/2044 200 188
Sprint Capital Corp
6.88%, 11/15/2028 295 320
Telefonica Emisiones SA
5.21%, 03/08/2047 530 491
7.05%, 06/20/2036 545 617
TELUS Corp
4.60%, 11/16/2048 300 268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
1.50%, 02/15/2026 $ 320 $ 298
2.05%, 02/15/2028 320 289
2.25%, 11/15/2031 350 291
2.40%, 03/15/2029 310 278
2.55%, 02/15/2031 245 211
3.00%, 02/15/2041 170 127
3.30%, 02/15/2051 310 224
3.40%, 10/15/2052 260 189
3.50%, 04/15/2025 150 147
3.75%, 04/15/2027 295 286
3.88%, 04/15/2030 295 280
4.38%, 04/15/2040 150 135
4.50%, 04/15/2050 295 261
4.80%, 07/15/2028
(a)
150 151
4.95%, 03/15/2028 90 91
5.05%, 07/15/2033 150 151
5.20%, 01/15/2033 555 569
5.65%, 01/15/2053 520 541
5.75%, 01/15/2034 150 159
5.75%, 01/15/2054 150 159
6.00%, 06/15/2054 150 165
Verizon Communications Inc
1.45%, 03/20/2026 385 359
1.50%, 09/18/2030 450 371
1.68%, 10/30/2030 748 616
1.75%, 01/20/2031 360 296
2.10%, 03/22/2028 580 525
2.36%, 03/15/2032 180 150
2.55%, 03/21/2031 385 332
2.63%, 08/15/2026 25 24
2.65%, 11/20/2040 135 97
2.88%, 11/20/2050 360 245
2.99%, 10/30/2056 562 373
3.00%, 11/20/2060 80 52
3.38%, 02/15/2025 40 39
3.40%, 03/22/2041 385 307
3.55%, 03/22/2051 385 297
3.70%, 03/22/2061 190 145
3.85%, 11/01/2042 275 230
3.88%, 02/08/2029 400 388
4.13%, 03/16/2027 300 296
4.33%, 09/21/2028 500 495
4.40%, 11/01/2034 750 722
4.50%, 08/10/2033 360 351
4.81%, 03/15/2039 600 580
Vodafone Group PLC
4.25%, 09/17/2050 165 137
5.63%, 02/10/2053 150 151
6.15%, 02/27/2037 201 217
$ 26,186
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 26
Transportation - 0 .52%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 400 289
3.30%, 09/15/2051 200 152
3.55%, 02/15/2050 115 93
4.38%, 09/01/2042 545 502
4.45%, 03/15/2043 20 19
4.45%, 01/15/2053 100 94
4.55%, 09/01/2044 15 14
5.15%, 09/01/2043 350 358
5.20%, 04/15/2054 150 156

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian National Railway Co
2.45%, 05/01/2050 $ 65 $ 43
3.20%, 08/02/2046 400 309
3.65%, 02/03/2048 75 62
3.85%, 08/05/2032 175 167
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 360
2.45%, 12/02/2031 190 176
3.00%, 12/02/2041 190 170
3.10%, 12/02/2051 190 137
4.70%, 05/01/2048 300 272
4.80%, 09/15/2035 500 490
CSX Corp
2.40%, 02/15/2030 65 57
3.25%, 06/01/2027 40 39
3.35%, 11/01/2025 250 243
3.35%, 09/15/2049 70 53
3.80%, 03/01/2028 100 98
3.80%, 11/01/2046 30 25
4.25%, 11/01/2066 400 341
4.30%, 03/01/2048 105 93
4.50%, 11/15/2052 155 144
4.75%, 05/30/2042 277 264
5.20%, 11/15/2033 150 156
FedEx Corp
3.10%, 08/05/2029 550 509
3.88%, 08/01/2042 100 83
4.40%, 01/15/2047 405 352
4.55%, 04/01/2046 400 358
4.75%, 11/15/2045 260 240
Norfolk Southern Corp
2.30%, 05/15/2031 195 168
2.55%, 11/01/2029 155 139
2.90%, 08/25/2051 190 129
3.94%, 11/01/2047 398 332
4.15%, 02/28/2048 200 172
4.45%, 03/01/2033 150 148
4.55%, 06/01/2053 70 64
4.84%, 10/01/2041 100 96
5.35%, 08/01/2054 120 125
Ryder System Inc
2.90%, 12/01/2026 150 141
4.30%, 06/15/2027 55 54
Union Pacific Corp
2.15%, 02/05/2027 230 215
2.38%, 05/20/2031 195 170
2.80%, 02/14/2032 185 164
2.89%, 04/06/2036 210 177
3.20%, 05/20/2041 195 156
3.38%, 02/14/2042 190 155
3.80%, 10/01/2051 577 483
3.80%, 04/06/2071 175 138
3.84%, 03/20/2060 575 469
4.50%, 01/20/2033
(a)
160 161
4.95%, 09/09/2052 160 163
United Parcel Service Inc
2.50%, 09/01/2029 125 114
3.40%, 09/01/2049 770 619
3.90%, 04/01/2025 665 657
4.88%, 03/03/2033 110 114
4.88%, 11/15/2040 25 25
5.05%, 03/03/2053 110 114
5.20%, 04/01/2040 125 130
6.20%, 01/15/2038 23 26
$ 12,736
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 302
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 $ 195 $ 167
3.25%, 06/01/2051 195 143
3.75%, 09/01/2047 180 147
4.45%, 06/01/2032 110 109
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 158
5.30%, 05/01/2052 185 177
$ 907
TOTAL BONDS $ 720,115
MUNICIPAL BONDS - 0 .54%
Principal
Amount (000's) Value (000's)
California - 0 .17%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 349
6.92%, 04/01/2040 120 140
California State University
2.98%, 11/01/2051 160 114
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 66
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 178
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 85
5.76%, 07/01/2029 50 52
6.76%, 07/01/2034 530 599
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 292
San Diego County Water Authority
6.14%, 05/01/2049 260 292
State of California
3.50%, 04/01/2028 165 160
7.30%, 10/01/2039 375 453
7.35%, 11/01/2039 500 607
7.60%, 11/01/2040 180 229
7.63%, 03/01/2040 280 352
University of California
5.77%, 05/15/2043 200 216
$ 4,184
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 447
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 145 166
7.06%, 04/01/2057 191 213
$ 379
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 189 216
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 70 76
County of Cook IL
6.23%, 11/15/2034 102 109
State of Illinois
5.10%, 06/01/2033 1,000 990
7.35%, 07/01/2035 60 65
$ 1,456
Kansas - 0 .00%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 114

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 $ 25 $ 31
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(i)
700 756
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 194
6.56%, 12/15/2040 210 237
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 178
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 138
$ 1,503
New York - 0 .08%
City of New York NY
5.52%, 10/01/2037 25 26
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 149
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 295
5.95%, 06/15/2042 125 140
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 258
New York State Dormitory Authority
5.60%, 03/15/2040 435 455
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 365
4.96%, 08/01/2046 300 292
6.04%, 12/01/2029 50 54
$ 2,034
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 70
Ohio State University/The
4.91%, 06/01/2040 125 125
$ 195
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 507
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 145
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 51
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 80
Dallas County Hospital District
5.62%, 08/15/2044 83 88
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(i)
50 50
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 307
State of Texas
4.68%, 04/01/2040 100 98
5.52%, 04/01/2039 405 434
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 639
$ 1,892
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 140 138
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(i)
$ 245 $ 248
TOTAL MUNICIPAL BONDS $ 13,128
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68 .70%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .21%
2.00%, 08/01/2029 $ 142 $ 132
2.00%, 10/01/2031 37 34
2.00%, 03/01/2032 73 68
2.50%, 10/01/2027 28 27
2.50%, 03/01/2028 85 82
2.50%, 06/01/2028 52 50
2.50%, 06/01/2028 123 118
2.50%, 07/01/2028 86 83
2.50%, 10/01/2028 67 64
2.50%, 10/01/2028 42 40
2.50%, 10/01/2029 111 106
2.50%, 12/01/2029 136 129
2.50%, 09/01/2030 248 235
2.50%, 01/01/2031 269 255
2.50%, 01/01/2031 26 24
2.50%, 02/01/2031 29 28
2.50%, 03/01/2031 82 77
2.50%, 12/01/2031 105 99
2.50%, 12/01/2031 93 87
2.50%, 02/01/2032 121 114
2.50%, 03/01/2032 159 150
2.50%, 11/01/2032 311 292
2.50%, 02/01/2033 82 77
2.50%, 03/01/2033 209 197
2.50%, 03/01/2033 61 57
2.50%, 04/01/2033 98 91
2.50%, 05/01/2033 40 37
2.50%, 06/01/2033 66 62
2.50%, 11/01/2036 61 56
2.50%, 02/01/2043 82 72
2.50%, 03/01/2043 64 57
3.00%, 01/01/2027 27 26
3.00%, 03/01/2027 21 20
3.00%, 05/01/2027 25 24
3.00%, 10/01/2028 89 86
3.00%, 07/01/2029 117 113
3.00%, 08/01/2029 51 49
3.00%, 10/01/2029 31 29
3.00%, 11/01/2029 54 52
3.00%, 07/01/2030 122 118
3.00%, 09/01/2030 165 159
3.00%, 11/01/2030 49 46
3.00%, 11/01/2030 30 28
3.00%, 01/01/2031 58 55
3.00%, 04/01/2031 126 119
3.00%, 02/01/2032 28 26
3.00%, 05/01/2032 45 43
3.00%, 12/01/2032 200 192
3.00%, 12/01/2032 186 178
3.00%, 01/01/2033 269 257
3.00%, 02/01/2033 155 148
3.00%, 03/01/2033 97 92
3.00%, 04/01/2033 71 67
3.00%, 04/01/2033 88 83
3.00%, 06/01/2033 55 52
3.00%, 09/01/2033 83 79
3.00%, 09/01/2033 77 73
3.00%, 12/01/2034 21 19
3.00%, 01/01/2035 14 13
3.00%, 02/01/2035 20 19
3.00%, 05/01/2035 166 156

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 02/01/2036 $ 38 $ 36
3.00%, 09/01/2036 42 40
3.00%, 02/01/2037 52 48
3.00%, 05/01/2037 55 51
3.00%, 06/01/2037 57 53
3.00%, 07/01/2037 86 80
3.00%, 09/01/2037 19 17
3.00%, 01/01/2043 128 118
3.00%, 01/01/2043 131 121
3.00%, 02/01/2043 572 527
3.00%, 03/01/2043 332 305
3.00%, 04/01/2043 116 107
3.00%, 05/01/2043 114 105
3.00%, 06/01/2043 211 194
3.00%, 07/01/2043 364 335
3.00%, 07/01/2043 215 198
3.00%, 07/01/2043 323 297
3.00%, 07/01/2043 188 173
3.00%, 08/01/2043 117 108
3.00%, 08/01/2043 616 567
3.00%, 08/01/2043 62 57
3.00%, 08/01/2043 44 41
3.00%, 09/01/2043 231 213
3.00%, 09/01/2043 114 105
3.00%, 09/01/2043 267 246
3.00%, 10/01/2043 224 206
3.00%, 10/01/2043 95 87
3.00%, 03/01/2045 193 176
3.00%, 04/01/2045 69 64
3.00%, 06/01/2045 252 231
3.00%, 07/01/2045 207 189
3.00%, 07/01/2045 148 135
3.00%, 08/01/2045 84 77
3.00%, 08/01/2045 88 80
3.00%, 08/01/2045 287 263
3.00%, 12/01/2045 397 363
3.00%, 03/01/2046 173 158
3.00%, 03/01/2046 18 16
3.00%, 04/01/2046 23 21
3.00%, 04/01/2046 236 215
3.00%, 05/01/2046 62 57
3.00%, 09/01/2046 282 257
3.00%, 10/01/2046 280 256
3.00%, 11/01/2046 48 44
3.00%, 11/01/2046 495 449
3.00%, 11/01/2046 295 268
3.00%, 11/01/2046 320 290
3.00%, 12/01/2046 362 329
3.00%, 12/01/2046 403 366
3.00%, 01/01/2047 552 501
3.00%, 03/01/2047 550 498
3.00%, 03/01/2048 200 181
3.50%, 10/01/2025 17 17
3.50%, 11/01/2025 17 17
3.50%, 12/01/2026 18 17
3.50%, 01/01/2029 47 46
3.50%, 01/01/2032 37 36
3.50%, 02/01/2032 23 22
3.50%, 03/01/2032 27 26
3.50%, 04/01/2032 28 27
3.50%, 08/01/2032 22 21
3.50%, 09/01/2033 76 74
3.50%, 01/01/2034 25 24
3.50%, 01/01/2035 55 53
3.50%, 02/01/2035 45 43
3.50%, 07/01/2035 81 78
3.50%, 09/01/2035 106 102
3.50%, 04/01/2037 31 29
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 06/01/2037 $ 59 $ 56
3.50%, 05/01/2041 27 26
3.50%, 02/01/2042 109 104
3.50%, 04/01/2042 37 35
3.50%, 06/01/2042 89 84
3.50%, 07/01/2042 98 93
3.50%, 07/01/2042 132 125
3.50%, 08/01/2042 131 124
3.50%, 08/01/2042 59 55
3.50%, 02/01/2044 169 158
3.50%, 06/01/2044 169 159
3.50%, 09/01/2044 96 90
3.50%, 02/01/2045 109 102
3.50%, 03/01/2045 157 146
3.50%, 06/01/2045 179 168
3.50%, 07/01/2045 295 276
3.50%, 09/01/2045 153 143
3.50%, 10/01/2045 174 163
3.50%, 11/01/2045 287 268
3.50%, 12/01/2045 233 218
3.50%, 12/01/2045 28 26
3.50%, 12/01/2045 196 183
3.50%, 01/01/2046 18 16
3.50%, 01/01/2046 80 75
3.50%, 03/01/2046 143 134
3.50%, 03/01/2046 730 682
3.50%, 04/01/2046 175 164
3.50%, 05/01/2046 189 176
3.50%, 06/01/2046 223 208
3.50%, 08/01/2046 154 145
3.50%, 04/01/2047 232 217
3.50%, 11/01/2047 263 246
3.50%, 11/01/2047 169 158
3.50%, 05/01/2048 30 28
3.50%, 06/01/2048 107 99
3.50%, 06/01/2048 323 302
3.50%, 09/01/2048 109 102
4.00%, 06/01/2025 6 6
4.00%, 07/01/2025 11 11
4.00%, 12/01/2030 12 11
4.00%, 08/01/2031 11 11
4.00%, 10/01/2031 18 18
4.00%, 11/01/2031 5 5
4.00%, 12/01/2031 9 9
4.00%, 11/01/2033 26 25
4.00%, 01/01/2034 46 45
4.00%, 07/01/2035 17 17
4.00%, 03/01/2037 74 72
4.00%, 05/01/2038 26 26
4.00%, 02/01/2041 63 62
4.00%, 06/01/2042 38 37
4.00%, 06/01/2042 49 48
4.00%, 08/01/2043 325 317
4.00%, 01/01/2044 59 57
4.00%, 02/01/2044 118 115
4.00%, 03/01/2044 46 45
4.00%, 04/01/2044 127 123
4.00%, 05/01/2044 33 32
4.00%, 07/01/2044 69 67
4.00%, 07/01/2044 75 73
4.00%, 10/01/2044 89 86
4.00%, 11/01/2044 200 193
4.00%, 12/01/2044 199 192
4.00%, 01/01/2045 54 52
4.00%, 02/01/2045 57 55
4.00%, 04/01/2045 62 60
4.00%, 05/01/2045 43 42
4.00%, 06/01/2045 78 75

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 07/01/2045 $ 58 $ 56
4.00%, 08/01/2045 33 32
4.00%, 08/01/2045 28 27
4.00%, 08/01/2045 271 262
4.00%, 09/01/2045 294 284
4.00%, 09/01/2045 83 80
4.00%, 10/01/2045 300 290
4.00%, 11/01/2045 194 187
4.00%, 12/01/2045 90 87
4.00%, 03/01/2047 226 220
4.00%, 08/01/2047 237 228
4.00%, 10/01/2047 173 166
4.00%, 12/01/2047 283 273
4.00%, 07/01/2048 154 148
4.00%, 08/01/2048 91 88
4.00%, 09/01/2048 252 243
4.50%, 05/01/2024 1 1
4.50%, 02/01/2030 3 3
4.50%, 08/01/2030 3 3
4.50%, 05/01/2031 4 4
4.50%, 06/01/2031 26 26
4.50%, 06/01/2039 47 47
4.50%, 10/01/2039 34 34
4.50%, 10/01/2040 40 40
4.50%, 03/01/2041 105 105
4.50%, 03/01/2041 115 115
4.50%, 11/01/2041 115 115
4.50%, 09/01/2043 49 49
4.50%, 11/01/2043 57 57
4.50%, 11/01/2043 28 28
4.50%, 01/01/2044 58 58
4.50%, 01/01/2044 49 49
4.50%, 05/01/2044 73 72
4.50%, 07/01/2044 34 34
4.50%, 10/01/2045 87 86
4.50%, 02/01/2046 112 111
4.50%, 03/01/2047 31 31
4.50%, 04/01/2047 30 30
4.50%, 06/01/2047 68 67
4.50%, 09/01/2047 72 71
4.50%, 05/01/2048 56 55
4.50%, 07/01/2048 111 109
4.50%, 11/01/2048 61 60
4.50%, 01/01/2049 228 225
4.50%, 05/01/2049 602 594
5.00%, 01/01/2025 7 7
5.00%, 12/01/2027 10 10
5.00%, 02/01/2030 2 2
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 41 42
5.00%, 06/01/2035 48 49
5.00%, 01/01/2038 79 81
5.00%, 11/01/2038 63 64
5.00%, 12/01/2038 74 76
5.00%, 09/01/2039 118 120
5.00%, 01/01/2040 72 74
5.00%, 05/01/2040 30 30
5.00%, 04/01/2041 44 45
5.00%, 06/01/2041 44 44
5.00%, 11/01/2041 58 59
5.00%, 11/01/2041 39 40
5.50%, 01/01/2028 17 17
5.50%, 04/01/2036 43 44
5.50%, 12/01/2036 43 44
5.50%, 12/01/2036 45 47
5.50%, 03/01/2039 69 71
5.50%, 04/01/2039 43 45
5.50%, 02/01/2040 62 64
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 06/01/2041 $ 93 $ 96
6.00%, 02/01/2027 2 2
$ 29,637
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .79%
1.50%, 12/01/2035 2,133 1,864
1.50%, 03/01/2036 4,229 3,695
1.50%, 05/01/2036 6,754 5,902
1.50%, 11/01/2036 3,220 2,814
1.50%, 11/01/2050 2,100 1,646
1.50%, 01/01/2051 9,727 7,607
1.50%, 06/01/2051 7,057 5,519
2.00%, 09/01/2028 39 37
2.00%, 05/01/2030 85 80
2.00%, 04/01/2032 63 57
2.00%, 02/01/2036 3,552 3,204
2.00%, 02/01/2036 5,828 5,251
2.00%, 03/01/2036 2,623 2,366
2.00%, 04/01/2036 6,336 5,738
2.00%, 05/01/2036 3,268 2,948
2.00%, 06/01/2036 965 871
2.00%, 06/01/2036 3,041 2,744
2.00%, 11/01/2041 6,168 5,273
2.00%, 05/01/2042 3,280 2,800
2.00%, 04/01/2051 28,490 23,675
2.00%, 04/01/2051 12,980 10,724
2.00%, 04/01/2051 4,890 4,065
2.00%, 04/01/2051 7,967 6,585
2.00%, 04/01/2051 7,867 6,549
2.00%, 05/01/2051 16,579 13,693
2.00%, 07/01/2051 7,625 6,248
2.00%, 09/01/2051 9,314 7,632
2.00%, 10/01/2051 2,570 2,130
2.00%, 10/01/2051 6,667 5,453
2.00%, 11/01/2051 6,911 5,728
2.00%, 12/01/2051 11,303 9,324
2.00%, 12/01/2051 8,829 7,285
2.00%, 01/01/2052 8,128 6,705
2.50%, 01/01/2028 38 37
2.50%, 07/01/2028 51 49
2.50%, 08/01/2028 51 49
2.50%, 08/01/2028 29 27
2.50%, 09/01/2028 59 56
2.50%, 07/01/2029 97 91
2.50%, 07/01/2029 39 37
2.50%, 07/01/2029 16 15
2.50%, 09/01/2029 70 67
2.50%, 12/01/2029 54 50
2.50%, 01/01/2030 59 56
2.50%, 04/01/2030 81 77
2.50%, 05/01/2030 161 153
2.50%, 06/01/2030 88 82
2.50%, 08/01/2030 200 190
2.50%, 08/01/2030 43 40
2.50%, 01/01/2031 83 79
2.50%, 01/01/2031 57 54
2.50%, 02/01/2031 77 72
2.50%, 02/01/2031 123 117
2.50%, 05/01/2031 44 41
2.50%, 06/01/2031 84 79
2.50%, 11/01/2031 867 818
2.50%, 12/01/2031 138 130
2.50%, 01/01/2032 165 155
2.50%, 01/01/2032 298 281
2.50%, 02/01/2032 221 205
2.50%, 03/01/2032 88 83
2.50%, 03/01/2032 47 44
2.50%, 11/01/2032 15 14

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 12/01/2032 $ 44 $ 41
2.50%, 01/01/2033 53 50
2.50%, 02/01/2033 204 192
2.50%, 04/01/2033 408 384
2.50%, 07/01/2033 37 35
2.50%, 10/01/2034 444 414
2.50%, 02/01/2035 1,266 1,178
2.50%, 06/01/2035 1,701 1,568
2.50%, 10/01/2036 34 31
2.50%, 10/01/2036 16 15
2.50%, 12/01/2036 76 69
2.50%, 07/01/2037 2,103 1,946
2.50%, 07/01/2040 1,519 1,349
2.50%, 04/01/2042 2,205 1,974
2.50%, 01/01/2043 241 212
2.50%, 08/01/2043 86 76
2.50%, 10/01/2043 148 130
2.50%, 12/01/2046 57 50
2.50%, 07/01/2050 4,156 3,567
2.50%, 08/01/2050 2,126 1,834
2.50%, 09/01/2050 4,761 4,084
2.50%, 10/01/2050 3,254 2,789
2.50%, 02/01/2051 6,478 5,627
2.50%, 02/01/2051 7,065 6,089
2.50%, 07/01/2051 2,982 2,541
2.50%, 07/01/2051 1,956 1,665
2.50%, 08/01/2051 3,420 2,913
2.50%, 09/01/2051 8,216 7,025
2.50%, 09/01/2051 2,965 2,523
2.50%, 09/01/2051 3,295 2,835
2.50%, 10/01/2051 6,012 5,117
2.50%, 11/01/2051 6,730 5,801
2.50%, 11/01/2051 5,721 4,934
2.50%, 02/01/2052 4,717 4,014
2.50%, 02/01/2052 3,756 3,226
2.50%, 02/01/2052 6,161 5,292
2.50%, 03/01/2052 5,807 4,969
2.50%, 04/01/2052 6,253 5,371
2.50%, 04/01/2052 3,463 2,980
2.50%, 04/01/2052 878 751
2.50%, 05/01/2052 2,712 2,327
2.50%, 05/01/2052 3,331 2,860
3.00%, 11/01/2026 24 24
3.00%, 02/01/2027 43 42
3.00%, 04/01/2027 207 202
3.00%, 08/01/2027 32 32
3.00%, 10/01/2028 139 135
3.00%, 11/01/2028 46 45
3.00%, 02/01/2029 36 34
3.00%, 03/01/2029 65 62
3.00%, 03/01/2029 48 47
3.00%, 04/01/2029 55 53
3.00%, 05/01/2029 57 54
3.00%, 06/01/2029 42 40
3.00%, 08/01/2029 23 22
3.00%, 10/01/2029 29 28
3.00%, 10/01/2029 43 41
3.00%, 10/01/2029 27 26
3.00%, 11/01/2029 44 42
3.00%, 01/01/2030 163 157
3.00%, 01/01/2030 60 57
3.00%, 01/01/2030 151 145
3.00%, 03/01/2030 103 99
3.00%, 06/01/2030 83 80
3.00%, 06/01/2030 72 69
3.00%, 09/01/2030 33 32
3.00%, 09/01/2030 111 107
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2030 $ 94 $ 90
3.00%, 02/01/2031 38 36
3.00%, 04/01/2032 434 415
3.00%, 05/01/2032 60 57
3.00%, 08/01/2032 90 85
3.00%, 01/01/2033 15 14
3.00%, 02/01/2033 864 824
3.00%, 02/01/2033 237 226
3.00%, 08/01/2033 279 264
3.00%, 05/01/2034 63 60
3.00%, 05/01/2034 45 43
3.00%, 08/01/2034 188 178
3.00%, 10/01/2034 20 19
3.00%, 11/01/2034 56 53
3.00%, 12/01/2034 714 678
3.00%, 02/01/2035 59 55
3.00%, 02/01/2035 60 57
3.00%, 03/01/2035 27 25
3.00%, 04/01/2035 27 26
3.00%, 06/01/2035 74 69
3.00%, 07/01/2035 26 24
3.00%, 11/01/2035 38 35
3.00%, 07/01/2036 56 52
3.00%, 12/01/2036 130 121
3.00%, 12/01/2036 193 180
3.00%, 12/01/2036 89 83
3.00%, 02/01/2037 12 11
3.00%, 02/01/2037 79 74
3.00%, 04/01/2037 38 35
3.00%, 04/01/2037 62 58
3.00%, 07/01/2037 23 21
3.00%, 08/01/2037 36 33
3.00%, 09/01/2037 100 92
3.00%, 06/01/2040 1,199 1,103
3.00%, 04/01/2042 70 64
3.00%, 09/01/2042 34 31
3.00%, 12/01/2042 82 75
3.00%, 02/01/2043 183 168
3.00%, 02/01/2043 362 333
3.00%, 02/01/2043 238 219
3.00%, 04/01/2043 142 130
3.00%, 04/01/2043 133 122
3.00%, 04/01/2043 230 211
3.00%, 04/01/2043 185 170
3.00%, 04/01/2043 201 184
3.00%, 04/01/2043 141 129
3.00%, 04/01/2043 96 88
3.00%, 04/01/2043 383 352
3.00%, 04/01/2043 105 96
3.00%, 05/01/2043 92 85
3.00%, 05/01/2043 169 156
3.00%, 05/01/2043 18 16
3.00%, 05/01/2043 147 135
3.00%, 06/01/2043 128 117
3.00%, 06/01/2043 315 290
3.00%, 06/01/2043 188 173
3.00%, 06/01/2043 135 125
3.00%, 06/01/2043 340 313
3.00%, 07/01/2043 238 219
3.00%, 07/01/2043 103 94
3.00%, 07/01/2043 52 48
3.00%, 08/01/2043 322 296
3.00%, 08/01/2043 65 60
3.00%, 08/01/2043 125 115
3.00%, 08/01/2043 197 181
3.00%, 08/01/2043 21 19
3.00%, 08/01/2043 44 40

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 09/01/2043 $ 278 $ 255
3.00%, 09/01/2043 142 130
3.00%, 10/01/2043 32 29
3.00%, 10/01/2043 334 307
3.00%, 11/01/2043 115 106
3.00%, 11/01/2043 63 58
3.00%, 11/01/2043 39 36
3.00%, 01/01/2044 55 51
3.00%, 01/01/2045 167 153
3.00%, 05/01/2045 229 210
3.00%, 09/01/2045 30 28
3.00%, 10/01/2045 145 133
3.00%, 11/01/2045 75 68
3.00%, 11/01/2045 35 32
3.00%, 12/01/2045 204 186
3.00%, 01/01/2046 127 116
3.00%, 02/01/2046 196 180
3.00%, 02/01/2046 225 206
3.00%, 04/01/2046 42 39
3.00%, 05/01/2046 133 121
3.00%, 05/01/2046 38 34
3.00%, 05/01/2046 86 79
3.00%, 06/01/2046 80 73
3.00%, 08/01/2046 145 132
3.00%, 08/01/2046 135 122
3.00%, 09/01/2046 101 92
3.00%, 09/01/2046 70 64
3.00%, 10/01/2046 491 446
3.00%, 10/01/2046 63 57
3.00%, 11/01/2046 217 197
3.00%, 11/01/2046 354 321
3.00%, 11/01/2046 47 42
3.00%, 11/01/2046 316 286
3.00%, 11/01/2046 37 34
3.00%, 11/01/2046 245 222
3.00%, 12/01/2046 679 617
3.00%, 12/01/2046 382 347
3.00%, 01/01/2047 262 236
3.00%, 01/01/2047 379 343
3.00%, 02/01/2047 75 68
3.00%, 02/01/2047 284 257
3.00%, 05/01/2047 159 143
3.00%, 10/01/2048 19 17
3.00%, 10/01/2049 4,661 4,176
3.00%, 11/01/2049 1,421 1,277
3.00%, 11/01/2049 303 271
3.00%, 11/01/2049 1,037 929
3.00%, 11/01/2049 502 449
3.00%, 12/01/2049 3,693 3,309
3.00%, 03/01/2050 3,327 2,972
3.00%, 03/01/2050 3,091 2,764
3.00%, 06/01/2050 2,793 2,491
3.00%, 07/01/2050 6,063 5,435
3.00%, 07/01/2050 1,201 1,069
3.00%, 10/01/2050 2,034 1,816
3.00%, 03/01/2052 5,867 5,219
3.00%, 04/01/2052 1,927 1,735
3.50%, 10/01/2025 24 24
3.50%, 11/01/2025 15 14
3.50%, 11/01/2025 36 35
3.50%, 01/01/2026 22 21
3.50%, 03/01/2026 35 35
3.50%, 12/01/2026 37 36
3.50%, 02/01/2027 23 22
3.50%, 11/01/2028 51 49
3.50%, 12/01/2028 32 31
3.50%, 03/01/2029 50 49
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 01/01/2031 $ 2 $ 2
3.50%, 04/01/2031 5 5
3.50%, 02/01/2032 23 22
3.50%, 04/01/2032 23 22
3.50%, 05/01/2032 50 49
3.50%, 06/01/2032 105 101
3.50%, 07/01/2032 34 33
3.50%, 09/01/2032 49 48
3.50%, 12/01/2032 1,064 1,035
3.50%, 09/01/2033 36 35
3.50%, 09/01/2033 28 27
3.50%, 10/01/2033 138 135
3.50%, 10/01/2033 57 55
3.50%, 11/01/2033 62 59
3.50%, 01/01/2034 38 36
3.50%, 06/01/2034 66 63
3.50%, 08/01/2034 16 16
3.50%, 11/01/2034 41 39
3.50%, 02/01/2035 631 619
3.50%, 12/01/2035 81 78
3.50%, 07/01/2036 90 86
3.50%, 02/01/2037 63 60
3.50%, 03/01/2037 74 71
3.50%, 05/01/2037 14 13
3.50%, 07/01/2037 28 27
3.50%, 10/01/2037 33 31
3.50%, 01/01/2038 89 85
3.50%, 01/01/2041 323 306
3.50%, 03/01/2041 445 423
3.50%, 10/01/2041 37 35
3.50%, 12/01/2041 141 133
3.50%, 12/01/2041 133 126
3.50%, 01/01/2042 48 46
3.50%, 03/01/2042 44 42
3.50%, 03/01/2042 126 119
3.50%, 03/01/2042 30 29
3.50%, 05/01/2042 234 221
3.50%, 05/01/2042 39 36
3.50%, 07/01/2042 31 29
3.50%, 07/01/2042 56 53
3.50%, 10/01/2042 268 252
3.50%, 04/01/2043 93 87
3.50%, 05/01/2043 78 74
3.50%, 05/01/2043 265 250
3.50%, 05/01/2043 226 213
3.50%, 06/01/2043 224 211
3.50%, 07/01/2043 96 90
3.50%, 07/01/2043 251 236
3.50%, 08/01/2043 176 166
3.50%, 08/01/2043 56 53
3.50%, 09/01/2043 64 60
3.50%, 12/01/2043 55 52
3.50%, 01/01/2044 740 686
3.50%, 02/01/2044 57 54
3.50%, 07/01/2044 360 340
3.50%, 10/01/2044 50 47
3.50%, 10/01/2044 144 134
3.50%, 11/01/2044 147 138
3.50%, 12/01/2044 108 101
3.50%, 12/01/2044 157 147
3.50%, 12/01/2044 29 27
3.50%, 01/01/2045 171 159
3.50%, 04/01/2045 155 144
3.50%, 05/01/2045 57 54
3.50%, 07/01/2045 29 27
3.50%, 07/01/2045 168 157
3.50%, 08/01/2045 145 136

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 08/01/2045 $ 166 $ 155
3.50%, 09/01/2045 173 161
3.50%, 09/01/2045 74 69
3.50%, 09/01/2045 233 217
3.50%, 11/01/2045 71 67
3.50%, 11/01/2045 126 118
3.50%, 12/01/2045 174 162
3.50%, 12/01/2045 136 127
3.50%, 12/01/2045 242 225
3.50%, 01/01/2046 211 196
3.50%, 01/01/2046 258 241
3.50%, 02/01/2046 42 39
3.50%, 02/01/2046 106 99
3.50%, 03/01/2046 175 163
3.50%, 03/01/2046 149 139
3.50%, 05/01/2046 180 169
3.50%, 06/01/2046 51 47
3.50%, 07/01/2046 152 142
3.50%, 09/01/2046 145 136
3.50%, 11/01/2046 319 297
3.50%, 12/01/2046 174 163
3.50%, 01/01/2047 388 363
3.50%, 02/01/2047 284 265
3.50%, 09/01/2047 84 78
3.50%, 11/01/2047 336 313
3.50%, 01/01/2048 327 305
3.50%, 02/01/2048 263 246
3.50%, 02/01/2048 30 28
3.50%, 03/01/2048 206 192
3.50%, 04/01/2048 133 124
3.50%, 10/01/2048 26 24
3.50%, 10/01/2048 26 24
3.50%, 04/01/2049 200 187
3.50%, 06/01/2049 418 389
3.50%, 06/01/2049 470 438
3.50%, 06/01/2049 492 458
3.50%, 07/01/2049 888 826
3.50%, 07/01/2049 645 602
3.50%, 08/01/2049 588 547
3.50%, 09/01/2049 637 593
3.50%, 11/01/2049 3,133 2,944
3.50%, 11/01/2049 1,129 1,052
3.50%, 11/01/2049 1,012 942
3.50%, 12/01/2049 1,373 1,292
3.50%, 05/01/2050 1,018 947
3.50%, 09/01/2050 1,533 1,452
3.50%, 04/01/2052 2,770 2,575
3.50%, 05/01/2052 4,408 4,098
3.50%, 06/01/2052 1,829 1,678
3.50%, 08/01/2052 3,693 3,433
4.00%, 07/01/2025 16 16
4.00%, 04/01/2029 1 1
4.00%, 10/01/2030 4 4
4.00%, 12/01/2030 34 34
4.00%, 02/01/2031 12 11
4.00%, 03/01/2031 140 138
4.00%, 07/01/2031 8 8
4.00%, 10/01/2031 32 32
4.00%, 11/01/2031 8 7
4.00%, 12/01/2031 6 6
4.00%, 01/01/2032 9 9
4.00%, 09/01/2033 72 71
4.00%, 01/01/2036 69 68
4.00%, 02/01/2036 51 50
4.00%, 06/01/2036 42 41
4.00%, 01/01/2037 55 54
4.00%, 02/01/2037 123 121
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 07/01/2038 $ 81 $ 79
4.00%, 02/01/2039 23 22
4.00%, 10/01/2039 33 33
4.00%, 01/01/2041 135 132
4.00%, 02/01/2041 34 33
4.00%, 02/01/2041 90 88
4.00%, 09/01/2041 46 44
4.00%, 02/01/2043 48 47
4.00%, 12/01/2043 46 45
4.00%, 01/01/2044 147 143
4.00%, 06/01/2044 57 55
4.00%, 06/01/2044 118 114
4.00%, 07/01/2044 86 83
4.00%, 07/01/2044 76 74
4.00%, 09/01/2044 49 47
4.00%, 10/01/2044 130 125
4.00%, 10/01/2044 79 76
4.00%, 11/01/2044 99 95
4.00%, 12/01/2044 111 107
4.00%, 12/01/2044 20 19
4.00%, 01/01/2045 26 26
4.00%, 02/01/2045 79 76
4.00%, 02/01/2045 112 108
4.00%, 02/01/2045 54 52
4.00%, 07/01/2045 93 90
4.00%, 07/01/2045 65 63
4.00%, 09/01/2045 108 103
4.00%, 10/01/2045 99 95
4.00%, 10/01/2045 23 22
4.00%, 11/01/2045 45 43
4.00%, 11/01/2045 166 160
4.00%, 12/01/2045 40 38
4.00%, 12/01/2045 45 43
4.00%, 01/01/2046 157 152
4.00%, 02/01/2046 134 129
4.00%, 02/01/2046 33 32
4.00%, 03/01/2046 34 33
4.00%, 03/01/2046 53 51
4.00%, 04/01/2046 69 66
4.00%, 04/01/2047 225 217
4.00%, 06/01/2047 165 159
4.00%, 08/01/2047 193 186
4.00%, 08/01/2047 247 238
4.00%, 08/01/2047 121 116
4.00%, 08/01/2047 34 33
4.00%, 09/01/2047 223 215
4.00%, 11/01/2047 428 411
4.00%, 01/01/2048 347 334
4.00%, 02/01/2048 158 152
4.00%, 03/01/2048 75 72
4.00%, 03/01/2048 3,266 3,155
4.00%, 05/01/2048 438 425
4.00%, 06/01/2048 127 122
4.00%, 06/01/2048 326 313
4.00%, 07/01/2048 95 91
4.00%, 08/01/2048 48 46
4.00%, 08/01/2048 39 37
4.00%, 09/01/2048 183 176
4.00%, 09/01/2048 116 112
4.00%, 01/01/2049 977 937
4.00%, 01/01/2049 1,795 1,730
4.00%, 03/01/2049 138 133
4.00%, 04/01/2049 241 232
4.00%, 04/01/2049 181 174
4.00%, 08/01/2049 554 531
4.00%, 10/01/2049 306 294
4.00%, 10/01/2049 417 402

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 11/01/2049 $ 383 $ 368
4.00%, 04/01/2050 1,710 1,639
4.00%, 06/01/2052 2,207 2,112
4.00%, 08/01/2052 6,805 6,463
4.00%, 09/01/2052 4,904 4,678
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 3 3
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 23 23
4.50%, 09/01/2030 19 19
4.50%, 01/01/2031 4 4
4.50%, 04/01/2031 2 2
4.50%, 05/01/2031 4 4
4.50%, 07/01/2031 17 17
4.50%, 08/01/2031 9 9
4.50%, 02/01/2035 37 37
4.50%, 08/01/2040 107 106
4.50%, 08/01/2040 31 30
4.50%, 06/01/2041 50 50
4.50%, 09/01/2041 85 85
4.50%, 09/01/2043 38 38
4.50%, 10/01/2043 79 78
4.50%, 01/01/2044 146 145
4.50%, 01/01/2044 181 179
4.50%, 02/01/2044 102 102
4.50%, 03/01/2044 51 50
4.50%, 03/01/2044 56 56
4.50%, 05/01/2044 50 50
4.50%, 05/01/2044 40 40
4.50%, 05/01/2044 161 160
4.50%, 06/01/2044 94 93
4.50%, 08/01/2044 68 67
4.50%, 12/01/2044 219 218
4.50%, 04/01/2046 62 61
4.50%, 08/01/2046 52 52
4.50%, 02/01/2047 26 25
4.50%, 02/01/2047 84 83
4.50%, 03/01/2047 64 63
4.50%, 10/01/2047 55 54
4.50%, 11/01/2047 119 118
4.50%, 02/01/2048 85 84
4.50%, 04/01/2048 249 245
4.50%, 05/01/2048 147 145
4.50%, 07/01/2048 1,698 1,668
4.50%, 08/01/2048 40 40
4.50%, 08/01/2048 43 42
4.50%, 10/01/2048 190 187
4.50%, 10/01/2048 287 283
4.50%, 12/01/2048 924 919
4.50%, 03/01/2049 1,931 1,903
4.50%, 04/01/2049 163 160
4.50%, 05/01/2049 1,294 1,274
4.50%, 07/01/2049 480 472
4.50%, 07/01/2049 294 290
4.50%, 09/01/2049 280 276
4.50%, 09/01/2049 1,971 1,940
4.50%, 06/01/2052 455 443
4.50%, 09/01/2052 2,272 2,228
4.50%, 10/01/2052 2,317 2,261
4.50%, 10/01/2052 1,855 1,809
4.50%, 05/01/2053 2,525 2,453
5.00%, 04/01/2029 2 2
5.00%, 09/01/2029 35 35
5.00%, 03/01/2030 4 4
5.00%, 08/01/2030 6 6
5.00%, 07/01/2035 62 63
5.00%, 04/01/2037 89 91
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2039 $ 54 $ 54
5.00%, 07/01/2039 49 49
5.00%, 03/01/2044 76 77
5.00%, 03/01/2044 46 46
5.00%, 05/01/2044 44 44
5.00%, 11/01/2044 89 90
5.00%, 04/01/2048 65 65
5.00%, 09/01/2048 466 466
5.00%, 05/01/2049 37 37
5.00%, 06/01/2049 338 340
5.00%, 07/01/2049 196 197
5.00%, 08/01/2049 200 201
5.00%, 08/01/2052 2,150 2,151
5.00%, 11/01/2052 4,295 4,255
5.00%, 05/01/2053 5,440 5,426
5.00%, 06/01/2053 2,880 2,870
5.00%, 10/01/2053 2,623 2,619
5.50%, 02/01/2026 8 8
5.50%, 03/01/2027 11 11
5.50%, 06/01/2028 1 1
5.50%, 01/01/2029 4 4
5.50%, 01/01/2029 1 1
5.50%, 12/01/2029 4 4
5.50%, 11/01/2035 94 97
5.50%, 12/01/2036 44 46
5.50%, 03/01/2037 67 69
5.50%, 08/01/2037 45 46
5.50%, 08/01/2037 42 43
5.50%, 08/01/2037 57 58
5.50%, 05/01/2038 76 78
5.50%, 06/01/2038 36 37
5.50%, 03/01/2053 3,488 3,541
5.50%, 07/01/2053 2,809 2,881
5.50%, 08/01/2053 6,281 6,337
5.50%, 01/01/2054
(j)
5,500 5,523
6.00%, 05/01/2041 76 79
6.00%, 01/01/2053 4,521 4,697
6.00%, 05/01/2053 1,438 1,477
6.00%, 01/01/2054
(j)
8,250 8,376
6.50%, 01/01/2038 35 37
6.50%, 01/01/2054
(j)
8,000 8,198
$ 482,925
Government National Mortgage Association (GNMA) - 6 .19%
2.00%, 08/20/2050 6,112 5,176
2.00%, 01/20/2051 6,996 5,927
2.00%, 02/20/2051 17,778 15,058
2.00%, 05/20/2051 4,817 4,079
2.50%, 03/20/2028 24 23
2.50%, 07/20/2028 27 26
2.50%, 03/20/2031 37 35
2.50%, 05/20/2032 45 43
2.50%, 07/20/2043 81 72
2.50%, 06/20/2045 47 41
2.50%, 12/20/2046 95 84
2.50%, 01/20/2047 142 125
2.50%, 06/20/2050 11,994 10,541
2.50%, 05/20/2051 8,075 7,068
2.50%, 07/20/2051 4,501 3,938
2.50%, 09/20/2051 10,842 9,481
3.00%, 07/20/2030 57 55
3.00%, 01/20/2031 37 36
3.00%, 07/20/2032 43 41
3.00%, 01/20/2033 21 20
3.00%, 09/20/2042 500 461
3.00%, 10/15/2042 33 30
3.00%, 12/20/2042 141 130
3.00%, 01/20/2043 196 181

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 03/20/2043 $ 100 $ 94
3.00%, 03/20/2043 261 241
3.00%, 04/20/2043 337 311
3.00%, 06/15/2043 122 111
3.00%, 06/20/2043 73 67
3.00%, 07/15/2043 28 26
3.00%, 08/15/2043 60 55
3.00%, 08/15/2043 53 48
3.00%, 08/20/2043 35 32
3.00%, 09/20/2043 134 123
3.00%, 10/20/2043 72 66
3.00%, 11/20/2043 53 49
3.00%, 03/20/2044 111 103
3.00%, 08/20/2044 388 357
3.00%, 11/15/2044 193 174
3.00%, 11/20/2044 129 119
3.00%, 12/20/2044 128 118
3.00%, 02/15/2045 132 118
3.00%, 05/20/2045 112 103
3.00%, 07/15/2045 57 51
3.00%, 07/20/2045 878 808
3.00%, 08/15/2045 134 120
3.00%, 08/20/2045 280 258
3.00%, 10/20/2045 244 225
3.00%, 11/20/2045 144 132
3.00%, 12/20/2045 200 184
3.00%, 01/20/2046 49 45
3.00%, 02/20/2046 66 61
3.00%, 03/20/2046 311 286
3.00%, 04/20/2046 202 186
3.00%, 05/20/2046 185 170
3.00%, 06/20/2046 280 257
3.00%, 07/20/2046 836 768
3.00%, 08/20/2046 575 529
3.00%, 09/20/2046 335 308
3.00%, 10/20/2046 222 204
3.00%, 11/20/2046 340 312
3.00%, 11/20/2046 164 149
3.00%, 12/20/2046 418 384
3.00%, 01/20/2047 275 253
3.00%, 07/20/2047 13 12
3.00%, 10/20/2047 282 258
3.00%, 11/20/2047 134 123
3.00%, 12/20/2047 444 407
3.00%, 01/20/2048 190 175
3.00%, 02/20/2048 202 185
3.00%, 03/20/2048 184 169
3.00%, 11/20/2049 7,007 6,393
3.00%, 09/20/2051 8,004 7,249
3.50%, 09/20/2028 33 32
3.50%, 04/20/2042 324 308
3.50%, 05/20/2042 342 325
3.50%, 06/20/2042 96 91
3.50%, 07/20/2042 381 362
3.50%, 10/20/2042 231 220
3.50%, 01/15/2043 92 87
3.50%, 01/20/2043 125 119
3.50%, 02/20/2043 379 360
3.50%, 03/20/2043 355 338
3.50%, 03/20/2043 168 157
3.50%, 04/15/2043 47 44
3.50%, 04/20/2043 242 227
3.50%, 04/20/2043 344 327
3.50%, 07/20/2043 413 392
3.50%, 08/15/2043 33 31
3.50%, 08/20/2043 314 298
3.50%, 09/20/2043 209 199
3.50%, 07/20/2044 222 210
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 08/20/2044 $ 236 $ 223
3.50%, 09/20/2044 88 83
3.50%, 10/20/2044 95 89
3.50%, 11/20/2044 100 94
3.50%, 12/20/2044 111 105
3.50%, 02/20/2045 109 103
3.50%, 05/20/2045 142 134
3.50%, 06/20/2045 30 28
3.50%, 07/20/2045 213 201
3.50%, 08/20/2045 100 94
3.50%, 09/20/2045 53 50
3.50%, 10/20/2045 392 370
3.50%, 11/20/2045 324 305
3.50%, 12/20/2045 206 194
3.50%, 01/20/2046 510 482
3.50%, 02/20/2046 28 26
3.50%, 03/20/2046 2,593 2,445
3.50%, 04/20/2046 201 190
3.50%, 05/20/2046 272 256
3.50%, 06/20/2046 1,181 1,113
3.50%, 07/15/2046 29 27
3.50%, 07/20/2046 141 133
3.50%, 08/20/2046 632 596
3.50%, 09/20/2046 261 246
3.50%, 10/20/2046 313 295
3.50%, 11/20/2046 237 224
3.50%, 12/20/2046 266 251
3.50%, 01/20/2047 265 250
3.50%, 02/20/2047 156 147
3.50%, 03/20/2047 207 195
3.50%, 04/20/2047 498 469
3.50%, 05/20/2047 149 141
3.50%, 06/20/2047 227 214
3.50%, 07/20/2047 3,232 3,046
3.50%, 08/20/2047 657 618
3.50%, 09/20/2047 47 45
3.50%, 10/20/2047 161 151
3.50%, 11/20/2047 210 198
3.50%, 12/20/2047 239 225
3.50%, 01/20/2048 334 315
3.50%, 02/20/2048 53 49
3.50%, 07/20/2048 103 97
4.00%, 08/15/2040 28 27
4.00%, 12/20/2040 16 16
4.00%, 08/15/2041 26 25
4.00%, 11/15/2041 42 41
4.00%, 03/15/2042 26 25
4.00%, 03/20/2042 67 66
4.00%, 04/20/2042 59 58
4.00%, 05/15/2042 87 84
4.00%, 10/20/2043 31 31
4.00%, 11/20/2043 73 72
4.00%, 02/20/2044 176 172
4.00%, 03/15/2044 57 55
4.00%, 05/20/2044 113 111
4.00%, 06/20/2044 85 83
4.00%, 07/20/2044 343 336
4.00%, 08/20/2044 246 240
4.00%, 09/20/2044 224 219
4.00%, 10/20/2044 291 285
4.00%, 11/20/2044 129 125
4.00%, 12/20/2044 238 233
4.00%, 01/20/2045 201 196
4.00%, 04/20/2045 126 123
4.00%, 05/15/2045 67 65
4.00%, 07/20/2045 46 45
4.00%, 08/20/2045 119 116
4.00%, 09/20/2045 169 164

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 10/20/2045 $ 91 $ 88
4.00%, 11/20/2045 33 32
4.00%, 12/15/2045 35 33
4.00%, 12/20/2045 85 82
4.00%, 01/20/2046 52 51
4.00%, 02/20/2046 76 74
4.00%, 04/20/2046 125 121
4.00%, 05/20/2046 62 60
4.00%, 07/20/2046 130 125
4.00%, 01/20/2047 249 240
4.00%, 02/20/2047 194 187
4.00%, 03/20/2047 177 170
4.00%, 05/20/2047 235 227
4.00%, 06/20/2047 236 228
4.00%, 07/20/2047 567 546
4.00%, 08/20/2047 28 27
4.00%, 09/20/2047 1,791 1,729
4.00%, 10/20/2047 131 127
4.00%, 11/20/2047 1,081 1,044
4.00%, 04/20/2052 4,758 4,540
4.50%, 02/15/2039 66 65
4.50%, 05/15/2039 46 46
4.50%, 11/15/2039 162 162
4.50%, 04/15/2040 119 118
4.50%, 01/20/2041 18 18
4.50%, 02/20/2041 18 18
4.50%, 03/20/2041 14 13
4.50%, 07/15/2041 40 40
4.50%, 05/20/2043 56 56
4.50%, 06/20/2043 63 63
4.50%, 10/20/2043 50 50
4.50%, 11/20/2043 163 163
4.50%, 03/20/2044 232 233
4.50%, 04/20/2044 10 10
4.50%, 05/20/2044 170 170
4.50%, 07/20/2044 89 89
4.50%, 12/20/2044 37 37
4.50%, 02/20/2045 95 96
4.50%, 03/20/2045 41 41
4.50%, 04/20/2045 50 50
4.50%, 06/20/2046 49 49
4.50%, 12/20/2046 149 149
4.50%, 02/20/2047 85 85
4.50%, 04/20/2047 56 56
4.50%, 06/15/2047 43 44
4.50%, 08/20/2047 118 117
4.50%, 10/20/2047 55 55
4.50%, 02/20/2048 888 879
4.50%, 05/20/2048 632 625
4.50%, 08/20/2048 161 159
4.50%, 10/20/2048 96 95
4.50%, 11/20/2048 147 145
4.50%, 12/20/2048 42 42
4.50%, 02/20/2049 2,719 2,686
4.50%, 09/20/2052 3,240 3,162
5.00%, 07/15/2035 38 38
5.00%, 04/15/2041 95 94
5.00%, 08/20/2041 38 39
5.00%, 04/20/2042 30 31
5.00%, 12/20/2042 86 88
5.00%, 07/20/2043 53 54
5.00%, 02/20/2044 54 55
5.00%, 03/20/2044 33 33
5.00%, 12/20/2045 50 50
5.00%, 03/20/2048 38 38
5.00%, 06/20/2048 710 715
5.00%, 10/20/2048 48 48
5.00%, 01/20/2053 6,612 6,569
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 01/15/2040 $ 42 $ 42
5.50%, 06/20/2040 24 24
5.50%, 01/20/2041 99 103
5.50%, 10/20/2042 36 38
5.50%, 09/20/2043 41 43
5.50%, 01/20/2054
(j)
6,250 6,295
6.00%, 04/15/2035 6 6
6.00%, 01/20/2054
(j)
6,025 6,126
6.50%, 01/20/2054
(j)
3,475 3,557
$ 151,007
U.S. Treasury - 41 .51%
0.25%, 05/31/2025 7,480 7,044
0.25%, 06/30/2025 7,425 6,974
0.25%, 07/31/2025 10,330 9,674
0.25%, 08/31/2025 9,680 9,037
0.25%, 09/30/2025 895 833
0.25%, 10/31/2025 4,740 4,403
0.38%, 04/30/2025 8,200 7,760
0.38%, 11/30/2025 4,675 4,341
0.38%, 01/31/2026 2,475 2,287
0.38%, 07/31/2027 8,175 7,211
0.38%, 09/30/2027 4,020 3,526
0.50%, 02/28/2026 9,780 9,038
0.50%, 04/30/2027 2,100 1,875
0.50%, 05/31/2027 3,290 2,929
0.50%, 06/30/2027 4,645 4,126
0.50%, 08/31/2027 5,260 4,647
0.50%, 10/31/2027 16,180 14,224
0.63%, 07/31/2026 4,210 3,856
0.63%, 03/31/2027 5,975 5,370
0.63%, 11/30/2027 4,645 4,094
0.63%, 12/31/2027 8,210 7,218
0.63%, 05/15/2030 11,085 9,059
0.63%, 08/15/2030 16,670 13,522
0.75%, 03/31/2026 7,970 7,394
0.75%, 04/30/2026 2,800 2,590
0.75%, 05/31/2026 10,275 9,485
0.75%, 08/31/2026 23,085 21,164
0.75%, 01/31/2028 10,270 9,054
0.88%, 06/30/2026 4,900 4,531
0.88%, 09/30/2026 7,660 7,036
0.88%, 11/15/2030 7,950 6,531
1.00%, 07/31/2028 5,825 5,124
1.13%, 02/28/2025 6,845 6,575
1.13%, 10/31/2026 3,635 3,354
1.13%, 02/28/2027 2,670 2,446
1.13%, 02/29/2028 9,595 8,577
1.13%, 08/31/2028 4,875 4,304
1.13%, 02/15/2031 10,685 8,919
1.13%, 05/15/2040 5,270 3,396
1.13%, 08/15/2040 7,470 4,768
1.25%, 11/30/2026 3,775 3,490
1.25%, 12/31/2026 3,175 2,931
1.25%, 03/31/2028 7,125 6,389
1.25%, 04/30/2028 7,750 6,938
1.25%, 05/31/2028 3,825 3,417
1.25%, 06/30/2028 4,550 4,058
1.25%, 09/30/2028 8,870 7,861
1.25%, 08/15/2031 11,020 9,119
1.25%, 05/15/2050 4,300 2,317
1.38%, 08/31/2026 3,400 3,169
1.38%, 10/31/2028 5,855 5,211
1.38%, 12/31/2028 7,840 6,955
1.38%, 11/15/2031 12,865 10,681
1.38%, 11/15/2040 5,485 3,639
1.38%, 08/15/2050 5,055 2,817
1.50%, 08/15/2026 3,015 2,822
1.50%, 01/31/2027 5,200 4,827

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.50%, 11/30/2028 $ 6,695 $ 5,987
1.50%, 02/15/2030 5,265 4,587
1.63%, 02/15/2026 3,315 3,141
1.63%, 05/15/2026 6,570 6,199
1.63%, 09/30/2026 1,265 1,186
1.63%, 11/30/2026 2,215 2,070
1.63%, 08/15/2029 4,600 4,093
1.63%, 05/15/2031 10,330 8,861
1.63%, 11/15/2050 6,050 3,604
1.75%, 12/31/2026 8,315 7,790
1.75%, 01/31/2029 8,425 7,599
1.75%, 11/15/2029 4,160 3,713
1.75%, 08/15/2041 4,630 3,220
1.88%, 07/31/2026 4,170 3,945
1.88%, 02/28/2027 3,220 3,019
1.88%, 02/28/2029 12,545 11,372
1.88%, 02/15/2032 17,215 14,800
1.88%, 02/15/2041 7,345 5,281
1.88%, 02/15/2051 7,680 4,870
1.88%, 11/15/2051 9,405 5,946
2.00%, 02/15/2025 8,570 8,318
2.00%, 08/15/2025 4,850 4,667
2.00%, 11/15/2026 9,295 8,787
2.00%, 11/15/2041 5,650 4,087
2.00%, 02/15/2050 5,410 3,560
2.00%, 08/15/2051 9,180 5,995
2.13%, 05/15/2025 2,880 2,788
2.13%, 05/31/2026 2,520 2,406
2.25%, 11/15/2025 4,080 3,930
2.25%, 03/31/2026 5,000 4,796
2.25%, 02/15/2027 8,160 7,746
2.25%, 11/15/2027 8,485 7,978
2.25%, 05/15/2041 7,245 5,518
2.25%, 08/15/2046 3,195 2,272
2.25%, 08/15/2049 4,425 3,090
2.25%, 02/15/2052 6,580 4,561
2.38%, 05/15/2027 6,155 5,846
2.38%, 03/31/2029 9,795 9,094
2.38%, 05/15/2029 4,695 4,352
2.38%, 02/15/2042 1,865 1,431
2.38%, 11/15/2049 4,220 3,028
2.38%, 05/15/2051 6,250 4,460
2.50%, 01/31/2025 3,300 3,223
2.50%, 02/28/2026 5,190 5,009
2.50%, 03/31/2027 4,305 4,114
2.50%, 02/15/2045 3,350 2,537
2.50%, 02/15/2046 2,925 2,195
2.50%, 05/15/2046 2,520 1,887
2.63%, 03/31/2025 1,805 1,762
2.63%, 04/15/2025 3,075 3,000
2.63%, 12/31/2025 5,000 4,845
2.63%, 01/31/2026 3,380 3,274
2.63%, 05/31/2027 3,330 3,187
2.63%, 02/15/2029 8,305 7,819
2.63%, 07/31/2029 2,325 2,177
2.75%, 02/28/2025 6,930 6,781
2.75%, 05/15/2025 2,500 2,441
2.75%, 06/30/2025 1,280 1,249
2.75%, 08/31/2025 5,225 5,086
2.75%, 04/30/2027 3,660 3,521
2.75%, 02/15/2028 5,775 5,520
2.75%, 05/31/2029 7,280 6,873
2.75%, 08/15/2032 10,490 9,607
2.75%, 08/15/2042 1,591 1,290
2.75%, 11/15/2042 2,610 2,111
2.75%, 08/15/2047 3,060 2,383
2.75%, 11/15/2047 3,405 2,650
2.88%, 04/30/2025 9,505 9,297
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 05/31/2025 $ 4,120 $ 4,026
2.88%, 06/15/2025 15,005 14,665
2.88%, 07/31/2025 2,000 1,952
2.88%, 11/30/2025 3,435 3,346
2.88%, 05/15/2028 4,500 4,315
2.88%, 08/15/2028 6,030 5,771
2.88%, 04/30/2029 7,835 7,453
2.88%, 05/15/2032 18,455 17,101
2.88%, 05/15/2043 2,333 1,915
2.88%, 08/15/2045 2,145 1,730
2.88%, 11/15/2046 1,465 1,173
2.88%, 05/15/2049 4,615 3,667
2.88%, 05/15/2052 5,525 4,399
3.00%, 07/15/2025 100 98
3.00%, 09/30/2025 2,775 2,711
3.00%, 10/31/2025 4,600 4,493
3.00%, 05/15/2042 1,200 1,015
3.00%, 11/15/2044 2,475 2,048
3.00%, 05/15/2045 1,845 1,522
3.00%, 11/15/2045 1,320 1,086
3.00%, 02/15/2047 3,115 2,547
3.00%, 05/15/2047 2,050 1,674
3.00%, 02/15/2048 2,990 2,437
3.00%, 08/15/2048 3,620 2,947
3.00%, 02/15/2049 4,115 3,348
3.00%, 08/15/2052 3,500 2,862
3.13%, 08/15/2025 100 98
3.13%, 08/31/2027 6,040 5,870
3.13%, 11/15/2028 8,255 7,974
3.13%, 08/31/2029 3,885 3,731
3.13%, 11/15/2041 1,700 1,478
3.13%, 02/15/2042 805 698
3.13%, 02/15/2043 2,660 2,274
3.13%, 08/15/2044 3,045 2,578
3.13%, 05/15/2048 100 83
3.25%, 06/30/2029 2,055 1,989
3.25%, 05/15/2042 3,650 3,202
3.38%, 05/15/2033 7,870 7,553
3.38%, 08/15/2042 3,540 3,157
3.38%, 05/15/2044 3,425 3,020
3.38%, 11/15/2048 3,980 3,468
3.50%, 09/15/2025 6,225 6,133
3.50%, 01/31/2028 100 98
3.50%, 04/30/2028 5,785 5,693
3.50%, 01/31/2030 2,375 2,323
3.50%, 02/15/2033 6,095 5,910
3.50%, 02/15/2039 5,305 5,024
3.63%, 03/31/2030 6,035 5,941
3.63%, 08/15/2043 1,880 1,728
3.63%, 02/15/2044 1,755 1,608
3.63%, 02/15/2053 10,575 9,765
3.63%, 05/15/2053 3,440 3,180
3.75%, 06/30/2030 3,040 3,013
3.75%, 08/15/2041 940 894
3.75%, 11/15/2043 1,935 1,808
3.88%, 03/31/2025 7,580 7,513
3.88%, 04/30/2025 8,200 8,126
3.88%, 01/15/2026 5,055 5,016
3.88%, 09/30/2029 470 469
3.88%, 11/30/2029 4,885 4,876
3.88%, 08/15/2033 1,870 1,868
3.88%, 08/15/2040 1,569 1,530
3.88%, 02/15/2043 4,275 4,076
4.00%, 10/31/2029 7,165 7,198
4.00%, 11/15/2042 2,365 2,298
4.00%, 11/15/2052 4,335 4,277
4.13%, 09/30/2027 460 463
4.13%, 10/31/2027 4,930 4,961

Schedule of Investments
Bond Market Index Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.13%, 11/15/2032 $ 8,220 $ 8,356
4.13%, 08/15/2053 3,395 3,432
4.25%, 05/31/2025 3,410 3,397
4.25%, 05/15/2039 715 737
4.25%, 11/15/2040 2,465 2,513
4.38%, 02/15/2038 890 935
4.38%, 11/15/2039 2,045 2,130
4.38%, 05/15/2040 1,489 1,546
4.38%, 05/15/2041 1,010 1,041
4.38%, 08/15/2043 3,605 3,680
4.50%, 11/15/2033 1,000 1,050
4.50%, 02/15/2036 1,340 1,429
4.50%, 05/15/2038 710 754
4.50%, 08/15/2039 1,465 1,550
4.63%, 06/30/2025 12,110 12,139
4.63%, 03/15/2026 2,950 2,976
4.63%, 02/15/2040 900 964
4.75%, 07/31/2025 13,010 13,069
4.75%, 02/15/2037 660 722
4.75%, 02/15/2041 3,110 3,362
4.75%, 11/15/2053 2,815 3,157
5.00%, 08/31/2025 1,370 1,383
5.00%, 10/31/2025 1,745 1,765
5.00%, 05/15/2037 1,130 1,264
5.25%, 11/15/2028 250 265
5.25%, 02/15/2029 3,000 3,189
5.38%, 02/15/2031 3,616 3,962
6.00%, 02/15/2026 2,000 2,070
6.13%, 11/15/2027 2,225 2,399
6.13%, 08/15/2029 900 999
6.25%, 05/15/2030 1,500 1,696
6.38%, 08/15/2027 1,830 1,977
6.88%, 08/15/2025 1,000 1,039
$ 1,012,978
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,676,547
Total Investments $ 2,478,131
Other Assets and Liabilities -  (1.55)% (37,852)
TOTAL NET ASSETS - 100.00% $ 2,440,279
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $16,263 or 0.67% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $16,792 or
0.69% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,616 or 0.15% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary
Sector Percent
Government 45 .18%
Mortgage Securities 28 .30%
Financial 8 .30%
Consumer, Non-cyclical 4 .52%
Money Market Funds 2 .44%
Communications 2 .26%
Utilities 2 .12%
Technology 1 .90%
Industrial 1 .87%
Energy 1 .77%
Consumer, Cyclical 1 .40%
Basic Materials 0 .59%
Exchange-Traded Funds 0 .36%
Revenue Bonds 0 .31%
General Obligation Unlimited 0 .19%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 1 .55 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 65,730 $ 756,954 $ 766,928 $ 55,756
$ 65,730 $ 756,954 $ 766,928 $ 55,756
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 2,214 $ — $ — $ —
$ 2,214 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .42 % Shares Held Value (000's)
Money Market Funds - 1 .42%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
442,246 $ 442
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
2,380,708 2,381
$ 2,823
TOTAL INVESTMENT COMPANIES $ 2,823
BONDS - 58 .46%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .24%
Boeing Co/The
1.95%, 02/01/2024 $ 1,370 $ 1,365
2.20%, 02/04/2026 985 931
3.10%, 05/01/2026 190 182
3.75%, 02/01/2050 200 155
4.88%, 05/01/2025 175 174
Bombardier Inc
7.13%, 06/15/2026
(d)
36 36
8.75%, 11/15/2030
(d)
80 85
L3Harris Technologies Inc
5.40%, 01/15/2027 225 230
RTX Corp
4.13%, 11/16/2028 600 586
5.75%, 01/15/2029 200 209
6.10%, 03/15/2034 95 103
TransDigm Inc
4.88%, 05/01/2029 30 28
6.25%, 03/15/2026
(d)
20 20
7.50%, 03/15/2027 131 132
Triumph Group Inc
7.75%, 08/15/2025 55 55
9.00%, 03/15/2028
(d)
155 165
$ 4,456
Agriculture - 0 .24%
BAT Capital Corp
4.54%, 08/15/2047 120 92
BAT International Finance PLC
5.93%, 02/02/2029 150 156
Cargill Inc
4.88%, 10/10/2025
(d)
75 75
Reynolds American Inc
5.70%, 08/15/2035 165 163
$ 486
Airlines - 0 .26%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 5 4
American Airlines Inc
8.50%, 05/15/2029
(d)
10 11
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(d)
10 10
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
170 167
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(d)
45 42
Southwest Airlines Co
5.25%, 05/04/2025 255 255
United Airlines Inc
4.38%, 04/15/2026
(d)
20 20
$ 509
Automobile Asset Backed Securities - 7 .56%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 326 325
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 470 475
AmeriCredit Automobile Receivables Trust 2022-2
6.49%, 12/18/2025 204 204
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 $ 491 $ 491
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 585 588
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 91 90
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 379 378
Ford Credit Auto Owner Trust 2022-C
5.86%, 04/15/2025 175 175
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 484 483
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 197 197
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 710 715
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 196 195
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 310 309
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 270 274
Honda Auto Receivables 2023-4 Owner Trust
5.87%, 06/22/2026 1,150 1,157
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 343 343
Mercedes-Benz Auto Receivables Trust 2023-2
5.92%, 11/16/2026 550 554
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 570 574
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 264 263
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 106 106
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 225 225
Santander Drive Auto Receivables Trust 2023-3
5.61%, 10/15/2027 1,210 1,215
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,040 1,050
6.18%, 02/16/2027 811 814
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 955 959
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(d)
500 501
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
775 765
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 75 74
5.83%, 01/15/2025 16 16
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 600 603
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 125 123
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 820 827
$ 15,068
Automobile Manufacturers - 0 .55%
Ford Motor Credit Co LLC
3.38%, 11/13/2025 320 306

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
1.20%, 10/15/2024 $ 170 $ 164
1.25%, 01/08/2026 375 347
Hyundai Capital America
6.50%, 01/16/2029
(d)
80 85
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(d)
200 202
$ 1,104
Automobile Parts & Equipment - 0 .06%
Dana Inc
5.38%, 11/15/2027 55 55
Tenneco Inc
8.00%, 11/17/2028
(d)
80 68
$ 123
Banks - 9 .29%
Bank of America Corp
1.66%, 03/11/2027
(e)
350 324
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
525 481
Secured Overnight Financing Rate + 0.96%
2.48%, 09/21/2036
(e)
900 713
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(e)
680 486
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(e)
5 4
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(e)
50 44
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 350 340
4.20%, 08/26/2024 220 218
4.83%, 07/22/2026
(e)
250 248
Secured Overnight Financing Rate + 1.75%
Bank of Montreal
5.72%, 09/25/2028 200 207
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(e)
275 274
Secured Overnight Financing Rate + 1.61%
Barclays PLC
2.28%, 11/24/2027
(e)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(e)
600 578
Secured Overnight Financing Rate + 2.71%
6.50%, 09/13/2027
(e)
200 206
Secured Overnight Financing Rate + 1.88%
BNP Paribas SA
2.22%, 06/09/2026
(d),(e)
400 382
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(e)
495 481
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(e)
415 373
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(e)
380 383
Secured Overnight Financing Rate + 1.55%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 644
Goldman Sachs Group Inc/The
3.10%, 02/24/2033
(e)
360 309
Secured Overnight Financing Rate + 1.41%
3.63%, 02/20/2024 250 249
3.85%, 01/26/2027 160 156
5.70%, 11/01/2024 75 75
5.80%, 08/10/2026
(e)
175 177
Secured Overnight Financing Rate + 1.08%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
4.25%, 03/14/2024 $ 435 $ 433
JPMorgan Chase & Co
2.08%, 04/22/2026
(e)
335 321
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(e),(f)
125 120
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(e)
705 697
Secured Overnight Financing Rate + 2.08%
5.35%, 06/01/2034
(e)
150 152
Secured Overnight Financing Rate + 1.85%
6.07%, 10/22/2027
(e)
225 231
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
225 237
Secured Overnight Financing Rate + 1.57%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 500 485
Lloyds Banking Group PLC
3.87%, 07/09/2025
(e)
850 842
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(e)
2,211 2,034
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(e)
225 178
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 1,150 1,129
5.00%, 11/24/2025 230 230
PNC Financial Services Group Inc/The
6.88%, 10/20/2034
(e)
55 61
Secured Overnight Financing Rate + 2.28%
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(e)
345 341
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(d),(e)
535 517
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(e)
80 79
Secured Overnight Financing Rate + 1.57%
5.68%, 11/21/2029
(e)
250 258
Secured Overnight Financing Rate + 1.48%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 250 250
Truist Financial Corp
5.90%, 10/28/2026
(e),(g)
180 181
Secured Overnight Financing Rate + 1.63%
7.16%, 10/30/2029
(e)
100 108
Secured Overnight Financing Rate + 2.45%
UBS Group AG
2.19%, 06/05/2026
(d),(e)
250 238
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(d),(e)
235 231
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(d),(e)
200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 330
4.61%, 04/25/2053
(e)
320 288
Secured Overnight Financing Rate + 2.13%
5.56%, 07/25/2034
(e)
200 204
Secured Overnight Financing Rate + 1.99%

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
4.11%, 07/24/2034
(e)
$ 85 $ 78
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 536
$ 18,508
Beverages - 0 .72%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 180
4.60%, 04/15/2048 104 98
5.45%, 01/23/2039 225 237
Constellation Brands Inc
3.60%, 02/15/2028 350 336
4.75%, 05/09/2032 285 284
PepsiCo Inc
1.40%, 02/25/2031 100 83
1.95%, 10/21/2031 100 85
3.90%, 07/18/2032 100 98
4.20%, 07/18/2052 45 42
$ 1,443
Biotechnology - 0 .29%
Amgen Inc
5.15%, 03/02/2028 175 179
5.25%, 03/02/2030 150 154
5.60%, 03/02/2043 85 88
CSL Finance PLC
4.75%, 04/27/2052
(d)
175 167
$ 588
Building Materials - 0 .36%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d)
95 97
Builders FirstSource Inc
4.25%, 02/01/2032
(d)
145 131
Cemex SAB de CV
9.13%, 03/14/2028
(d),(e),(f)
200 213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
283 279
$ 720
Chemicals - 0 .48%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 220
6.50%, 05/15/2026
(d)
150 137
Element Solutions Inc
3.88%, 09/01/2028
(d)
111 102
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 248
Westlake Corp
2.88%, 08/15/2041 358 251
$ 958
Commercial Mortgage Backed Securities - 3 .81%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 190
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 121
BHMS 2018-ATLS
6.91%, 07/15/2035
(d)
850 843
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BX Commercial Mortgage Trust 2023-VLT3
7.30%, 11/15/2028
(d)
425 426
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Commercial Mortgage Trust 2023-XL3
7.12%, 12/09/2040
(d)
750 750
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.76%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
CAMB Commercial Mortgage Trust 2019-LIFE
6.73%, 12/15/2037
(d)
$ 900 $ 894
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.12%
Citigroup Commercial Mortgage Trust 2015-GC27
3.57%, 02/10/2048 900 868
GS Mortgage Securities Trust 2011-GC5
0.00%, 08/10/2044
(d),(h),(i),(j)
1,032 —
GS Mortgage Securities Trust 2014-GC26
0.99%, 11/10/2047
(i),(j)
3,129 14
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 357
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 278
JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP3
3.14%, 08/15/2049 500 432
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.37%, 11/15/2047
(j)
500 378
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
0.81%, 02/15/2047
(i),(j)
97 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.85%, 06/15/2047
(i),(j)
1,449 1
ORL Trust 2023-GLKS
7.71%, 10/19/2036
(d)
600 600
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
SMRT 2022-MINI
6.36%, 01/15/2039
(d)
600 587
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
6.21%, 11/15/2038
(d)
861 847
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 7,586
Commercial Services - 0 .60%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 110
Garda World Security Corp
4.63%, 02/15/2027
(d)
40 39
PayPal Holdings Inc
3.25%, 06/01/2050 300 225
3.90%, 06/01/2027 300 295
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(d)
34 31
6.25%, 01/15/2028
(d)
62 62
United Rentals North America Inc
3.88%, 02/15/2031 45 41
4.88%, 01/15/2028 99 97
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
155 149
Williams Scotsman Inc
6.13%, 06/15/2025
(d)
72 72
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
95 83
$ 1,204
Computers - 0 .49%
Apple Inc
4.65%, 02/23/2046 300 296
Dell International LLC / EMC Corp
3.38%, 12/15/2041 100 75
6.10%, 07/15/2027 435 452

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NCR Voyix Corp
5.13%, 04/15/2029
(d)
$ 40 $ 38
Seagate HDD Cayman
8.50%, 07/15/2031
(d)
5 6
9.63%, 12/01/2032 94 107
$ 974
Consumer Products - 0 .08%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(d)
165 161
Credit Card Asset Backed Securities - 4 .07%
American Express Credit Account Master Trust
0.90%, 11/15/2026 3,197 3,082
Barclays Dryrock Issuance Trust
0.63%, 07/15/2027 185 179
3.07%, 02/15/2028 1,400 1,364
Capital One Multi-Asset Execution Trust
0.55%, 07/15/2026 480 467
1.04%, 11/15/2026 875 844
Discover Card Execution Note Trust
1.96%, 02/15/2027 1,725 1,668
3.56%, 07/15/2027 510 500
$ 8,104
Diversified Financial Services - 2 .19%
AerCap Holdings NV
5.88%, 10/10/2079
(e)
150 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 395 366
3.00%, 10/29/2028 470 429
3.15%, 02/15/2024 1,000 996
6.10%, 01/15/2027 150 153
Air Lease Corp
1.88%, 08/15/2026 465 428
2.88%, 01/15/2026 220 210
Ally Financial Inc
5.80%, 05/01/2025 210 210
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
650 590
Charles Schwab Corp/The
5.88%, 08/24/2026 150 154
Credit Acceptance Corp
6.63%, 03/15/2026
(g)
121 121
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(d),(j),(k)
115 109
ILFC E-Capital Trust II
7.44%, 12/21/2065
(d)
100 77
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(d)
25 26
8.38%, 05/01/2028
(d)
70 73
OneMain Finance Corp
3.50%, 01/15/2027 10 9
4.00%, 09/15/2030 25 21
6.63%, 01/15/2028 7 7
6.88%, 03/15/2025 154 156
SLM Corp
3.13%, 11/02/2026 90 84
$ 4,367
Electric - 3 .94%
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
95 99
Ameren Illinois Co
3.85%, 09/01/2032 46 43
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Avangrid Inc
3.20%, 04/15/2025 $ 490 $ 476
CenterPoint Energy Inc
5.25%, 08/10/2026 350 353
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
70 62
3.75%, 01/15/2032
(d)
70 61
4.75%, 03/15/2028
(d)
55 53
CMS Energy Corp
3.00%, 05/15/2026 75 72
4.70%, 03/31/2043 120 107
Commonwealth Edison Co
4.00%, 03/01/2049 225 188
Consolidated Edison Co of New York Inc
5.90%, 11/15/2053 50 55
Dominion Energy Inc
3.07%, 08/15/2024
(j)
200 197
DTE Electric Co
3.95%, 03/01/2049 60 50
DTE Energy Co
4.22%, 11/01/2024
(j)
250 247
Duke Energy Carolinas LLC
3.55%, 03/15/2052 75 57
3.75%, 06/01/2045 150 120
Duke Energy Florida LLC
6.20%, 11/15/2053 85 97
Edison International
4.70%, 08/15/2025 138 136
Eversource Energy
5.45%, 03/01/2028 200 206
FirstEnergy Corp
2.25%, 09/01/2030 358 301
Florida Power & Light Co
4.05%, 10/01/2044 75 66
ITC Holdings Corp
4.95%, 09/22/2027
(d)
150 151
Korea Electric Power Corp
5.38%, 04/06/2026
(d)
200 202
Louisville Gas and Electric Co
5.45%, 04/15/2033 96 100
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 206
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 115 116
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 300 284
5.75%, 09/01/2025 165 167
6.05%, 03/01/2025 45 45
NextEra Energy Operating Partners LP
7.25%, 01/15/2029
(d)
60 63
NRG Energy Inc
3.88%, 02/15/2032
(d)
10 9
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 50 49
Oryx Funding Ltd
5.80%, 02/03/2031 200 200
Pacific Gas and Electric Co
4.20%, 06/01/2041 185 148
6.75%, 01/15/2053 80 87
PECO Energy Co
4.38%, 08/15/2052 70 63
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(d)
200 189
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 72
Public Service Co of Colorado
4.50%, 06/01/2052 43 38

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Enterprise Group Inc
5.85%, 11/15/2027 $ 225 $ 234
San Diego Gas & Electric Co
4.95%, 08/15/2028 150 153
Southern California Edison Co
3.65%, 02/01/2050 280 217
4.20%, 03/01/2029 125 122
4.88%, 03/01/2049 150 137
5.65%, 10/01/2028 150 156
Southern Co/The
4.85%, 06/15/2028 500 504
5.50%, 03/15/2029 175 182
Tucson Electric Power Co
4.85%, 12/01/2048 25 23
Vistra Corp
7.00%, 12/15/2026
(d),(e),(f)
45 44
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
115 107
WEC Energy Group Inc
4.75%, 01/09/2026 100 100
5.00%, 09/27/2025 100 100
5.15%, 10/01/2027 134 136
5.60%, 09/12/2026 130 132
Xcel Energy Inc
4.60%, 06/01/2032 269 262
$ 7,844
Electrical Components & Equipment - 0 .10%
WESCO Distribution Inc
7.13%, 06/15/2025
(d)
75 75
7.25%, 06/15/2028
(d)
128 132
$ 207
Electronics - 0 .06%
Sensata Technologies BV
5.00%, 10/01/2025
(d)
60 60
Sensata Technologies Inc
3.75%, 02/15/2031
(d)
51 45
4.38%, 02/15/2030
(d)
6 6
$ 111
Engineering & Construction - 0 .12%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(d)
265 242
Entertainment - 0 .63%
Boyne USA Inc
4.75%, 05/15/2029
(d)
105 99
Caesars Entertainment Inc
6.25%, 07/01/2025
(d)
105 105
CCM Merger Inc
6.38%, 05/01/2026
(d)
85 83
Churchill Downs Inc
5.75%, 04/01/2030
(d)
165 161
Cinemark USA Inc
5.25%, 07/15/2028
(d)
115 106
8.75%, 05/01/2025
(d)
33 33
Warnermedia Holdings Inc
3.76%, 03/15/2027 350 335
4.28%, 03/15/2032 130 119
5.05%, 03/15/2042 160 141
5.14%, 03/15/2052 60 51
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(d)
25 26
$ 1,259
Environmental Control - 0 .30%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
130 118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Connections Inc
2.20%, 01/15/2032 $ 175 $ 146
4.20%, 01/15/2033 130 126
Waste Management Inc
4.63%, 02/15/2030 200 203
$ 593
Food - 1 .54%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(d)
90 82
4.63%, 01/15/2027
(d)
100 97
B&G Foods Inc
5.25%, 04/01/2025 14 14
8.00%, 09/15/2028
(d),(g)
25 26
Chobani LLC / Chobani Finance Corp Inc
7.50%, 04/15/2025
(d)
65 65
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
4.38%, 02/02/2052 526 392
5.13%, 02/01/2028 325 323
Kraft Heinz Foods Co
3.75%, 04/01/2030 57 54
4.88%, 10/01/2049 285 270
Mars Inc
4.55%, 04/20/2028
(d)
175 176
4.75%, 04/20/2033
(d)
275 277
Nestle Holdings Inc
4.13%, 10/01/2027
(d)
250 249
Pilgrim's Pride Corp
3.50%, 03/01/2032 60 51
4.25%, 04/15/2031 805 727
Post Holdings Inc
4.50%, 09/15/2031
(d)
110 99
Sysco Corp
3.15%, 12/14/2051 20 14
3.30%, 07/15/2026 167 161
$ 3,077
Gas - 0 .22%
NiSource Inc
0.95%, 08/15/2025 400 374
5.25%, 03/30/2028 55 56
$ 430
Healthcare - Products - 0 .16%
Abbott Laboratories
1.40%, 06/30/2030 75 63
Boston Scientific Corp
3.45%, 03/01/2024 127 127
4.55%, 03/01/2039 128 122
$ 312
Healthcare - Services - 0 .71%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
90 86
Centene Corp
2.63%, 08/01/2031 400 332
4.25%, 12/15/2027 165 159
CHS/Community Health Systems Inc
8.00%, 03/15/2026
(d)
25 25
HCA Inc
3.13%, 03/15/2027 350 332
3.50%, 07/15/2051 195 137
Tenet Healthcare Corp
6.13%, 06/15/2030 95 96
6.75%, 05/15/2031
(d)
30 31
UnitedHealth Group Inc
4.75%, 05/15/2052 235 226
$ 1,424

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0 .17%
Adams Homes Inc
9.25%, 10/15/2028
(d)
$ 60 $ 61
Beazer Homes USA Inc
6.75%, 03/15/2025 40 40
Forestar Group Inc
3.85%, 05/15/2026
(d)
35 33
5.00%, 03/01/2028
(d),(g)
100 96
Lennar Corp
4.75%, 05/30/2025 100 100
$ 330
Home Equity Asset Backed Securities - 0 .03%
Saxon Asset Securities Trust 2004-1
2.16%, 03/25/2035 93 50
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 0 .90%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(d)
110 99
7.00%, 11/15/2025
(d)
80 80
Arch Capital Finance LLC
4.01%, 12/15/2026 125 121
Arch Capital Group Ltd
3.64%, 06/30/2050 275 210
Arthur J Gallagher & Co
3.50%, 05/20/2051
(g)
275 204
5.50%, 03/02/2033 45 46
6.50%, 02/15/2034 65 71
Chubb INA Holdings Inc
3.35%, 05/03/2026 164 160
Markel Group Inc
3.35%, 09/17/2029 265 243
4.30%, 11/01/2047 95 77
MassMutual Global Funding II
4.15%, 08/26/2025
(d)
380 376
MetLife Inc
5.00%, 07/15/2052 110 109
$ 1,796
Internet - 0 .31%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 166
Amazon.com Inc
3.10%, 05/12/2051 220 163
Meta Platforms Inc
4.45%, 08/15/2052 125 115
Netflix Inc
4.88%, 04/15/2028 45 46
5.88%, 11/15/2028
(g)
120 126
$ 616
Investment Companies - 0 .24%
Blackstone Private Credit Fund
4.70%, 03/24/2025 215 211
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(d)
110 104
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 120 100
4.75%, 09/15/2024 55 55
$ 470
Iron & Steel - 0 .08%
Nucor Corp
3.85%, 04/01/2052 70 58
Vale Overseas Ltd
6.13%, 06/12/2033 100 104
$ 162
Leisure Products & Services - 0 .16%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(d)
25 27
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Life Time Inc
5.75%, 01/15/2026
(d)
$ 150 $ 149
NCL Corp Ltd
5.88%, 02/15/2027
(d)
40 40
NCL Finance Ltd
6.13%, 03/15/2028
(d)
70 67
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(d)
40 39
$ 322
Lodging - 0 .53%
Marriott International Inc/MD
2.75%, 10/15/2033 425 351
3.60%, 04/15/2024 300 298
5.00%, 10/15/2027 100 101
Sands China Ltd
4.30%, 01/08/2026 200 192
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(d)
120 117
$ 1,059
Machinery - Diversified - 0 .28%
Ingersoll Rand Inc
5.40%, 08/14/2028 300 309
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
100 104
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 145
$ 558
Media - 0 .69%
AMC Networks Inc
4.75%, 08/01/2025 139 135
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
145 131
4.75%, 03/01/2030
(d)
46 42
Comcast Corp
5.50%, 11/15/2032 400 426
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
11 10
DISH DBS Corp
5.25%, 12/01/2026
(d)
16 14
7.38%, 07/01/2028 56 33
DISH Network Corp
11.75%, 11/15/2027
(d)
111 116
Paramount Global
4.20%, 05/19/2032 115 103
Sirius XM Radio Inc
4.00%, 07/15/2028
(d)
87 80
UPC Holding BV
5.50%, 01/15/2028
(d)
300 283
$ 1,373
Mining - 0 .23%
Glencore Funding LLC
6.13%, 10/06/2028
(d)
200 210
Hudbay Minerals Inc
4.50%, 04/01/2026
(d)
70 68
6.13%, 04/01/2029
(d)
30 29
IAMGOLD Corp
5.75%, 10/15/2028
(d)
57 49
New Gold Inc
7.50%, 07/15/2027
(d)
45 45
Novelis Corp
4.75%, 01/30/2030
(d)
16 15
Taseko Mines Ltd
7.00%, 02/15/2026
(d)
40 38
$ 454

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0 .06%
Parker-Hannifin Corp
4.25%, 09/15/2027 $ 115 $ 114
Mortgage Backed Securities - 2 .14%
Fannie Mae REMIC Trust 2005-W2
5.41%, 05/25/2035 1 1
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.31%
Fannie Mae REMICS
0.55%, 10/25/2040
(i)
2,607 282
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.55%, 12/25/2049
(i)
2,360 281
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.60%, 08/25/2049
(i)
2,260 254
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.65%, 02/25/2043
(i)
121 14
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.65%, 08/25/2043
(i)
417 47
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.65%, 09/25/2046
(i)
122 13
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.70%, 12/25/2042
(i)
1,589 184
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.70%, 01/25/2048
(i)
572 82
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.75%, 03/25/2048
(i)
763 98
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
0.75%, 06/25/2048
(i)
826 102
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(i)
44 1
3.00%, 09/25/2050
(i)
871 132
3.50%, 11/25/2027
(i)
30 1
3.50%, 07/25/2028
(i)
53 2
Freddie Mac REMICS
0.60%, 10/15/2046
(i)
1,003 120
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.70%, 06/25/2050
(i)
840 107
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(i)
30 1
3.00%, 10/15/2027
(i)
21 1
5.90%, 05/15/2049 871 851
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
0.03%, 05/20/2042
(i)
482 47
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.39%
0.58%, 12/16/2043
(i)
893 88
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.63%, 11/20/2041
(i)
140 16
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.63%, 06/20/2046
(i)
295 34
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.63%, 11/20/2046
(i)
$ 763 $ 93
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.67%, 12/20/2043
(i)
150 16
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
0.73%, 10/20/2045
(i)
345 48
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.73%, 08/20/2047
(i)
841 103
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.73%, 11/20/2047
(i)
246 32
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.78%, 06/20/2045
(i)
442 57
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.83%, 08/20/2050
(i)
900 117
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.83%, 09/20/2050
(i)
945 134
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.83%, 11/20/2050
(i)
611 83
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.83%, 08/20/2051
(i)
593 84
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.08%, 04/20/2041
(i)
530 68
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
1.18%, 02/20/2042
(i)
87 13
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.54%
2.50%, 12/20/2050
(i)
991 151
3.00%, 07/20/2050
(i)
244 37
3.00%, 11/20/2050
(i)
523 82
3.00%, 11/20/2050
(i)
856 137
3.00%, 11/20/2050
(i)
1,065 194
3.50%, 10/20/2049
(i)
375 65
$ 4,273
Oil & Gas - 1 .02%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(d)
245 246
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(d)
90 91
Civitas Resources Inc
8.63%, 11/01/2030
(d)
100 106
Comstock Resources Inc
5.88%, 01/15/2030
(d)
140 121
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(d)
85 85
Ecopetrol SA
8.88%, 01/13/2033 170 185
MEG Energy Corp
7.13%, 02/01/2027
(d)
90 92
Occidental Petroleum Corp
5.55%, 03/15/2026 330 332
5.88%, 09/01/2025 425 427
Permian Resources Operating LLC
8.00%, 04/15/2027
(d)
40 42
Petroleos Mexicanos
6.70%, 02/16/2032 87 72

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
QatarEnergy
2.25%, 07/12/2031
(d)
$ 200 $ 170
Southwestern Energy Co
4.75%, 02/01/2032 75 69
$ 2,038
Oil & Gas Services - 0 .10%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
155 153
Enerflex Ltd
9.00%, 10/15/2027
(d)
45 43
$ 196
Other Asset Backed Securities - 0 .13%
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(d)
177 176
Verizon Master Trust
1.53%, 07/20/2028 85 82
$ 258
Packaging & Containers - 0 .34%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 189
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
70 69
8.75%, 04/15/2030
(d)
50 46
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 77 81
Graphic Packaging International LLC
4.13%, 08/15/2024 40 39
LABL Inc
6.75%, 07/15/2026
(d)
40 39
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(d)
40 41
Packaging Corp of America
5.70%, 12/01/2033 165 174
$ 678
Pharmaceuticals - 1 .35%
AbbVie Inc
2.60%, 11/21/2024 65 64
4.05%, 11/21/2039 350 316
AdaptHealth LLC
5.13%, 03/01/2030
(d)
120 94
6.13%, 08/01/2028
(d)
50 43
Bausch Health Cos Inc
5.50%, 11/01/2025
(d)
45 41
Bayer US Finance LLC
6.25%, 01/21/2029
(d)
200 204
Becton Dickinson & Co
4.69%, 02/13/2028 435 437
BellRing Brands Inc
7.00%, 03/15/2030
(d)
90 93
Bristol-Myers Squibb Co
4.13%, 06/15/2039 120 108
Cigna Group/The
4.90%, 12/15/2048 35 33
CVS Health Corp
4.30%, 03/25/2028 31 30
4.88%, 07/20/2035 190 187
5.13%, 02/21/2030 200 203
Eli Lilly & Co
4.70%, 02/27/2033 130 133
Jazz Securities DAC
4.38%, 01/15/2029
(d)
95 89
Pfizer Investment Enterprises Pte Ltd
5.11%, 05/19/2043 150 149
Zoetis Inc
3.00%, 09/12/2027 160 152
4.45%, 08/20/2048 345 314
$ 2,690
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 2 .17%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(d)
$ 105 $ 101
5.75%, 03/01/2027
(d)
90 89
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
370 382
DT Midstream Inc
4.13%, 06/15/2029
(d)
115 106
Energy Transfer LP
3.75%, 05/15/2030 505 469
4.50%, 04/15/2024 165 164
5.15%, 03/15/2045 300 275
5.55%, 02/15/2028 352 359
Enterprise Products Operating LLC
3.13%, 07/31/2029 150 140
4.20%, 01/31/2050 180 156
EQM Midstream Partners LP
6.00%, 07/01/2025
(d)
27 27
7.50%, 06/01/2027
(d)
50 51
Genesis Energy LP / Genesis Energy Finance Corp
8.25%, 01/15/2029 30 31
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
140 129
5.63%, 02/15/2026
(d)
110 109
Kinder Morgan Inc
1.75%, 11/15/2026 440 405
Kinetik Holdings LP
5.88%, 06/15/2030
(d)
60 59
NuStar Logistics LP
5.75%, 10/01/2025 50 50
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 176
5.75%, 05/15/2024 100 100
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(d)
125 106
Venture Global LNG Inc
8.38%, 06/01/2031
(d)
40 40
9.50%, 02/01/2029
(d)
75 79
Williams Cos Inc/The
4.55%, 06/24/2024 550 547
5.40%, 03/02/2026 165 167
$ 4,317
REITs - 0 .91%
American Tower Corp
1.30%, 09/15/2025 185 173
5.50%, 03/15/2028 115 117
Crown Castle Inc
5.80%, 03/01/2034 110 114
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
120 113
3.75%, 09/15/2030
(d)
90 76
8.00%, 06/15/2027
(d)
20 21
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 375 332
Kimco Realty OP LLC
3.20%, 04/01/2032 140 122
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
113 102
Mid-America Apartments LP
2.88%, 09/15/2051 229 150
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
7.50%, 06/01/2025
(d)
50 50
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(d)
50 49
4.13%, 08/15/2030
(d)
300 273

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
XHR LP
4.88%, 06/01/2029
(d)
$ 80 $ 74
6.38%, 08/15/2025
(d)
50 50
$ 1,816
Retail - 0 .37%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(d)
45 46
Bath & Body Works Inc
5.25%, 02/01/2028 115 114
6.63%, 10/01/2030
(d)
64 66
9.38%, 07/01/2025
(d)
16 16
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(d)
105 95
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(d)
145 139
Patrick Industries Inc
4.75%, 05/01/2029
(d)
60 55
7.50%, 10/15/2027
(d)
105 105
Walmart Inc
4.50%, 04/15/2053 100 97
$ 733
Semiconductors - 0 .65%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 28
3.42%, 04/15/2033
(d)
732 643
Micron Technology Inc
6.75%, 11/01/2029 115 124
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 300 301
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 58
3.15%, 05/01/2027 60 57
Skyworks Solutions Inc
1.80%, 06/01/2026 85 79
$ 1,290
Software - 1 .78%
Fidelity National Information Services Inc
4.50%, 07/15/2025 400 396
Fiserv Inc
3.20%, 07/01/2026 200 193
4.40%, 07/01/2049 190 167
Intuit Inc
5.50%, 09/15/2053 100 109
Microsoft Corp
2.53%, 06/01/2050 250 171
Open Text Corp
3.88%, 02/15/2028
(d)
50 46
3.88%, 12/01/2029
(d)
80 72
Oracle Corp
2.50%, 04/01/2025 255 247
2.80%, 04/01/2027 240 226
2.95%, 05/15/2025 100 97
3.95%, 03/25/2051 105 82
6.15%, 11/09/2029 115 124
Salesforce Inc
3.70%, 04/11/2028 230 225
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 333
4.00%, 04/14/2032 145 138
4.95%, 03/28/2028 50 50
VMware LLC
1.40%, 08/15/2026 535 489
1.80%, 08/15/2028 440 386
$ 3,551
Sovereign - 0 .57%
Brazilian Government International Bond
3.88%, 06/12/2030 205 188
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Chile Government International Bond
4.95%, 01/05/2036 $ 325 $ 321
Mexico Government International Bond
4.75%, 03/08/2044 140 120
Morocco Government International Bond
5.95%, 03/08/2028
(d)
300 308
Republic of Poland Government International Bond
5.50%, 04/04/2053 60 62
UAE International Government Bond
3.25%, 10/19/2061
(d)
200 144
$ 1,143
Telecommunications - 1 .57%
AT&T Inc
1.65%, 02/01/2028 285 254
2.30%, 06/01/2027 155 144
2.55%, 12/01/2033 199 162
3.50%, 09/15/2053 749 544
Level 3 Financing Inc
10.50%, 05/15/2030
(d)
100 97
T-Mobile USA Inc
2.40%, 03/15/2029 340 305
2.55%, 02/15/2031 60 52
2.63%, 04/15/2026 200 190
3.50%, 04/15/2025 315 308
3.50%, 04/15/2031 560 512
6.00%, 06/15/2054 90 99
Verizon Communications Inc
2.55%, 03/21/2031 276 238
2.88%, 11/20/2050 190 129
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
110 96
$ 3,130
Transportation - 0 .33%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 56
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(h),(l)
121 —
GN Bondco LLC
9.50%, 10/15/2031
(d)
5 5
Norfolk Southern Corp
5.35%, 08/01/2054 130 135
RXO Inc
7.50%, 11/15/2027
(d)
60 62
Union Pacific Corp
3.50%, 02/14/2053 280 222
United Parcel Service Inc
4.88%, 03/03/2033 175 182
$ 662
Trucking & Leasing - 0 .12%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(d)
200 202
6.20%, 06/15/2030
(d)
45 47
$ 249
U.S. Municipals - 0 .11%
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(d)
200 212
Water - 0 .05%
Essential Utilities Inc
2.70%, 04/15/2030 115 101
TOTAL BONDS $ 116,499

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 0 .73%
Principal
Amount (000's) Value (000's)
Airlines - 0 .08%
AAdvantage Loyalty IP Ltd
10.43%, 04/20/2028
(m)
$ 95 $ 97
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc
9.22%, 04/21/2028
(m)
56 56
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 153
Automobile Parts & Equipment - 0 .01%
Tenneco Inc
10.47%, 11/17/2028
(m)
20 18
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Commercial Services - 0 .08%
Garda World Security Corp
9.72%, 10/30/2026
(m)
90 90
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
GTCR W Merger Sub LLC
0.00%, 09/20/2030
(m),(n)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 155
Computers - 0 .05%
Virtusa Corp
9.22%, 02/11/2028
(m)
93 94
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Diversified Financial Services - 0 .09%
Russell Investments US Institutional Holdco Inc
8.96%, 05/30/2025
(m)
187 174
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Entertainment - 0 .02%
Lions Gate Capital Holdings LLC
7.70%, 03/24/2025
(m)
47 47
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Environmental Control - 0 .01%
Madison IAQ LLC
8.72%, 06/21/2028
(m)
29 29
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Products - 0 .11%
Medline Borrower LP
8.47%, 10/23/2028
(m)
228 229
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lodging - 0 .03%
Fertitta Entertainment LLC/NV
9.36%, 01/13/2029
(m)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .07%
CSC Holdings LLC
7.98%, 04/15/2027
(m)
48 45
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.63%, 08/02/2027
(m)
99 99
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 144
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0 .05%
Arsenal AIC Parent LLC
9.86%, 08/18/2030
(m)
$ 100 $ 100
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Packaging & Containers - 0 .02%
Valcour Packaging LLC
9.40%, 09/30/2028
(m)
44 35
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0 .04%
Jazz Financing Lux Sarl
8.97%, 05/05/2028
(m)
84 84
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Retail - 0 .07%
IRB Holding Corp
7.86%, 12/15/2027
(m)
134 134
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,456
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 44 .57%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .38%
3.00%, 10/01/2042 $ 23 $ 21
3.00%, 11/01/2042 137 126
3.00%, 11/01/2042 24 22
3.00%, 03/01/2043 676 623
3.00%, 12/01/2046 49 45
3.50%, 10/01/2041 13 12
3.50%, 04/01/2042 17 16
3.50%, 04/01/2042 46 43
3.50%, 10/01/2045 348 327
3.50%, 03/01/2048 51 48
4.00%, 02/01/2045 6 5
4.00%, 02/01/2046 29 28
4.00%, 02/01/2046 105 102
4.00%, 06/01/2046 21 20
4.00%, 04/01/2047 108 104
4.00%, 11/01/2047 148 142
4.50%, 10/01/2041 13 13
4.50%, 12/01/2043 314 312
4.50%, 03/01/2046 135 135
5.00%, 06/01/2031 30 30
5.00%, 10/01/2035 11 11
5.00%, 06/01/2041 464 472
6.00%, 06/01/2032 10 10
6.00%, 10/01/2032 5 5
6.00%, 01/01/2038 23 24
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 2 2
6.50%, 04/01/2035 4 4
7.00%, 12/01/2029 5 5
7.00%, 06/01/2030 2 2
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 11 11
7.50%, 03/01/2031 4 4
8.00%, 09/01/2030 23 23
$ 2,754
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 21 .94%
2.00%, 12/01/2035 397 358
2.00%, 03/01/2036 564 509
2.00%, 07/01/2050 1,282 1,055
2.00%, 01/01/2051 1,030 871
2.00%, 02/01/2051 3,527 2,943
2.00%, 03/01/2051 1,302 1,096

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 03/01/2051 $ 1,178 $ 980
2.00%, 11/01/2051 1,120 928
2.00%, 12/01/2051 1,739 1,434
2.00%, 12/01/2051 489 409
2.00%, 05/01/2052 541 450
2.50%, 06/01/2035 880 812
2.50%, 08/01/2035 981 913
2.50%, 11/01/2050 339 292
2.50%, 02/01/2051 1,416 1,230
2.50%, 07/01/2051 1,039 893
2.50%, 09/01/2051 693 596
2.50%, 09/01/2051 414 357
2.50%, 11/01/2051 612 527
2.50%, 12/01/2051 1,201 1,035
2.50%, 01/01/2052 655 567
2.50%, 02/01/2052 528 454
2.50%, 04/01/2052 536 460
2.50%, 04/01/2052 1,471 1,258
3.00%, 03/01/2034 100 94
3.00%, 03/01/2042 31 28
3.00%, 03/01/2042 33 31
3.00%, 05/01/2042 19 17
3.00%, 06/01/2042 15 13
3.00%, 06/01/2042 31 28
3.00%, 05/01/2043 83 77
3.00%, 07/01/2050 466 418
3.00%, 11/01/2050 401 361
3.00%, 04/01/2052 1,257 1,125
3.00%, 06/01/2052 397 351
3.00%, 08/01/2052 2,028 1,808
3.50%, 04/01/2030 104 101
3.50%, 05/01/2034 507 497
3.50%, 08/01/2034 109 105
3.50%, 12/01/2040 25 24
3.50%, 01/01/2041 12 11
3.50%, 12/01/2041 6 6
3.50%, 03/01/2042 13 12
3.50%, 04/01/2042 29 27
3.50%, 11/01/2042 384 365
3.50%, 07/01/2043 404 381
3.50%, 01/01/2044 117 109
3.50%, 11/01/2044 554 520
3.50%, 06/01/2045 42 39
3.50%, 05/01/2046 11 10
3.50%, 10/01/2047 704 664
3.50%, 11/01/2047 290 272
3.50%, 03/01/2048 419 393
3.50%, 08/01/2050 1,283 1,203
3.50%, 06/01/2051 206 190
4.00%, 03/01/2034 160 157
4.00%, 09/01/2040 32 31
4.00%, 05/01/2041 70 68
4.00%, 10/01/2041 22 21
4.00%, 10/01/2041 9 9
4.00%, 11/01/2041 15 15
4.00%, 04/01/2042 11 11
4.00%, 11/01/2043 41 40
4.00%, 02/01/2044 48 47
4.00%, 06/01/2044 96 94
4.00%, 09/01/2044 8 7
4.00%, 09/01/2045 41 40
4.00%, 12/01/2045 191 184
4.00%, 01/01/2047 16 15
4.00%, 11/01/2047 635 611
4.00%, 05/01/2048 27 26
4.00%, 10/01/2048 130 126
4.00%, 01/01/2049 58 56
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 03/01/2053 $ 1,529 $ 1,452
4.00%, 05/01/2053 382 364
4.50%, 07/01/2025 3 3
4.50%, 08/01/2040 17 17
4.50%, 11/01/2040 318 318
4.50%, 08/01/2041 11 11
4.50%, 09/01/2041 126 126
4.50%, 12/01/2044 17 17
4.50%, 06/01/2046 10 10
4.50%, 05/01/2047 17 17
4.50%, 05/01/2047 8 8
4.50%, 05/01/2049 71 70
4.50%, 09/01/2052 273 267
4.50%, 05/01/2053 586 569
4.50%, 07/01/2053 864 842
5.00%, 10/01/2041 64 65
5.00%, 06/01/2048 139 141
5.00%, 04/01/2053 671 669
5.00%, 06/01/2053 846 841
5.50%, 07/01/2033 77 80
5.50%, 04/01/2035 10 10
5.50%, 08/01/2036 222 228
5.50%, 02/01/2037 1 1
5.50%, 05/01/2040 8 8
5.50%, 01/01/2054
(o)
2,230 2,239
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 61 63
6.00%, 02/01/2037 18 19
6.00%, 02/01/2038 21 22
6.00%, 01/01/2053 1,384 1,438
6.00%, 01/01/2054
(o)
800 812
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 13 13
6.50%, 07/01/2037 4 4
6.50%, 02/01/2038 16 17
6.50%, 09/01/2038 56 59
6.50%, 01/01/2054
(o)
390 400
7.00%, 01/01/2054
(o)
1,200 1,238
$ 43,725
Government National Mortgage Association (GNMA) - 10 .07%
2.00%, 07/20/2051 2,380 2,016
2.50%, 06/20/2050 680 597
2.50%, 04/20/2051 520 455
2.50%, 05/20/2051 937 820
2.50%, 09/20/2051 585 512
3.00%, 02/15/2043 144 131
3.00%, 07/20/2044 165 152
3.00%, 01/20/2046 104 96
3.00%, 07/20/2046 157 144
3.00%, 12/20/2046 454 417
3.00%, 02/20/2050 404 368
3.00%, 09/20/2051 1,369 1,240
3.50%, 04/20/2046 98 92
3.50%, 10/20/2046 107 101
3.50%, 07/20/2047 442 415
3.50%, 04/20/2052 1,492 1,389
4.00%, 02/15/2042 52 50
4.00%, 06/20/2046 15 14
4.00%, 01/20/2048 624 603
4.00%, 04/20/2052 584 557
4.50%, 09/15/2039 273 271
4.50%, 11/15/2040 44 44
4.50%, 06/20/2048 3 3
4.50%, 09/20/2052 939 917
5.00%, 02/15/2034 86 87
5.00%, 10/15/2034 30 31
5.00%, 10/20/2039 15 15

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 02/15/2042 $ 37 $ 37
5.00%, 02/20/2053 1,516 1,507
5.50%, 12/20/2033 43 44
5.50%, 05/20/2035 5 5
5.50%, 12/20/2048 92 94
5.50%, 01/20/2054
(o)
1,300 1,309
6.00%, 01/20/2029 6 6
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 7 7
6.00%, 12/20/2036 27 28
6.00%, 01/20/2054
(o)
1,750 1,779
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 168 175
6.50%, 01/20/2054
(o)
2,225 2,278
7.00%, 01/20/2054
(o)
1,225 1,259
8.00%, 12/15/2030 3 3
$ 20,071
U.S. Treasury - 8 .88%
1.63%, 08/15/2029 1,100 979
1.75%, 08/15/2041 7,880 5,480
1.88%, 11/15/2051 375 237
2.25%, 11/15/2027 2,000 1,880
2.88%, 08/15/2028 1,750 1,675
3.00%, 05/15/2045 1,140 941
3.00%, 11/15/2045
(p),(q)
2,750 2,263
3.13%, 05/15/2048 3,210 2,674
4.75%, 02/15/2037 1,435 1,570
$ 17,699
U.S. Treasury Bill - 2 .30%
5.44%, 04/18/2024
(r)
3,025 2,978
5.44%, 05/02/2024
(r)
1,620 1,592
$ 4,570
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 88,819
Total Investments $ 209,597
Other Assets and Liabilities -  (5.18)% (10,326)
TOTAL NET ASSETS - 100.00% $ 199,271
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $442 or
0.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,975 or 12.53% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $428 or 0.21% of net assets.
(h) Non-income producing security
(i) Security is an Interest Only Strip.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after December 31, 2023, at which time the interest rate will be determined.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,098 or 0.55% of net assets.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $411 or 0.21% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 39 .34%
Financial 13 .62%
Government 11 .86%
Asset Backed Securities 11 .79%
Consumer, Non-cyclical 5 .92%
Industrial 4 .34%
Utilities 4 .21%
Energy 3 .29%
Technology 2 .97%
Consumer, Cyclical 2 .94%
Communications 2 .64%
Money Market Funds 1 .42%
Basic Materials 0 .84%
Other Assets and Liabilities
( 5 .18 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 2,395 $ 116,500 $ 116,514 $ 2,381
$ 2,395 $ 116,500 $ 116,514 $ 2,381
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 233 $ — $ — $ —
$ 233 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
December 31, 2023
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2024 Long 97 $ 10,950 $ 209
US 10 Year Ultra Note; March 2024 Long 15 1,770 69
US 2 Year Note; March 2024 Short 1 206 (2)
US 5 Year Note; March 2024 Long 213 23,169 402
US Long Bond; March 2024 Long 41 5,123 329
Total $ 1,007
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
December 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.41 N/A (5.00)% Quarterly 12/20/2028 $ 3,960 $ (155) $ (76) $ (231)
Total $ (155) $ (76) $ (231)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .06%
International Equity Index Fund
(a)
4,699,275 $ 52,209
MidCap S&P 400 Index Fund
(a)
1,332,619 29,344
SmallCap S&P 600 Index Fund
(a)
1,139,808 29,464
$ 111,017
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .97%
Bond Market Index Account
(a)
39,275,278 369,188
LargeCap S&P 500 Index Account
(a)
11,834,911 257,173
$ 626,361
TOTAL INVESTMENT COMPANIES $ 737,378
Total Investments $ 737,378
Other Assets and Liabilities -  (0.03)% (188)
TOTAL NET ASSETS - 100.00% $ 737,190
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 50 .08%
Domestic Equity Funds 42 .87%
International Equity Funds 7 .08%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 369,391 $ 61,988 $ 72,395 $ 369,188
International Equity Index Fund 52,548 7,966 15,261 52,209
LargeCap S&P 500 Index Account 262,622 20,885 72,751 257,173
MidCap S&P 400 Index Fund 31,886 5,833 12,178 29,344
SmallCap S&P 600 Index Fund 32,665 6,618 13,369 29,464
$ 749,112 $ 103,290 $ 185,954 $ 737,378
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 8,818 $ (1,788) $ — $ 11,992
International Equity Index Fund 1,502 570 426 6,386
LargeCap S&P 500 Index Account 3,584 12,802 10,526 33,615
MidCap S&P 400 Index Fund 424 1,329 687 2,474
SmallCap S&P 600 Index Fund 447 887 882 2,663
$ 14,775 $ 13,800 $ 12,521 $ 57,130
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .06%
International Equity Index Fund
(a)
854,969 $ 9,499
MidCap S&P 400 Index Fund
(a)
242,449 5,339
SmallCap S&P 600 Index Fund
(a)
207,366 5,360
$ 20,198
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .97%
Bond Market Index Account
(a)
7,145,673 67,169
LargeCap S&P 500 Managed Volatility Index
Account
(a)
2,934,073 46,799
$ 113,968
TOTAL INVESTMENT COMPANIES $ 134,166
Total Investments $ 134,166
Other Assets and Liabilities -  (0.03)% (38)
TOTAL NET ASSETS - 100.00% $ 134,128
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 50 .08%
Domestic Equity Funds 42 .87%
International Equity Funds 7 .08%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 69,757 $ 12,607 $ 17,070 $ 67,169
International Equity Index Fund 9,923 1,740 3,467 9,499
LargeCap S&P 500 Managed Volatility Index Account 49,566 5,604 15,264 46,799
MidCap S&P 400 Index Fund 6,021 1,246 2,639 5,339
SmallCap S&P 600 Index Fund 6,168 1,382 2,850 5,360
$ 141,435 $ 22,579 $ 41,290 $ 134,166
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 1,633 $ (585) $ — $ 2,460
International Equity Index Fund 273 54 77 1,249
LargeCap S&P 500 Managed Volatility Index Account 599 1,535 2,798 5,358
MidCap S&P 400 Index Fund 77 162 125 549
SmallCap S&P 600 Index Fund 81 129 162 531
$ 2,663 $ 1,295 $ 3,162 $ 10,147
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .95%
iShares Core S&P 500 ETF 100,792 $ 48,141
Money Market Funds - 0 .02%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
44,285 44
Principal Funds, Inc. Class R-6 - 15 .06%
International Equity Index Fund
(a)
1,538,082 17,088
MidCap S&P 400 Index Fund
(a)
436,191 9,605
SmallCap S&P 600 Index Fund
(a)
373,068 9,644
$ 36,337
Principal Variable Contracts Funds, Inc.  Class 1 - 65 .02%
Bond Market Index Account
(a)
12,855,226 120,839
LargeCap S&P 500 Index Account
(a)
1,660,230 36,077
$ 156,916
TOTAL INVESTMENT COMPANIES $ 241,438
Total Investments $ 241,438
Other Assets and Liabilities -  (0.05)% (116)
TOTAL NET ASSETS - 100.00% $ 241,322
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 50 .07%
Domestic Equity Funds 22 .93%
Exchange-Traded Funds 19 .95%
International Equity Funds 7 .08%
Money Market Funds 0 .02%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 102,255 $ 27,796 $ 12,414 $ 120,839
International Equity Index Fund 14,545 3,818 3,305 17,088
LargeCap S&P 500 Index Account 31,155 5,738 6,733 36,077
MidCap S&P 400 Index Fund 8,823 2,546 2,916 9,605
Principal Government Money Market Fund - Class R-6 5.26% 21,849 55,426 77,231 44
SmallCap S&P 600 Index Fund 9,037 2,787 3,280 9,644
$ 187,664 $ 98,111 $ 105,879 $ 193,297
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 2,729 $ (12) $ — $ 3,214
International Equity Index Fund 490 9 138 2,021
LargeCap S&P 500 Index Account 475 43 1,396 5,874
MidCap S&P 400 Index Fund 138 8 223 1,144
Principal Government Money Market Fund - Class R-6 5.26% 132 — — —
SmallCap S&P 600 Index Fund 145 27 287 1,073
$ 4,109 $ 75 $ 2,044 $ 13,326
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .10%
International Equity Index Fund
(a)
28,031,518 $ 311,430
MidCap S&P 400 Index Fund
(a)
6,955,405 153,158
SmallCap S&P 600 Index Fund
(a)
5,949,158 153,786
$ 618,374
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .93%
Bond Market Index Account
(a)
114,792,263 1,079,047
LargeCap S&P 500 Index Account
(a)
63,534,888 1,380,614
$ 2,459,661
TOTAL INVESTMENT COMPANIES $ 3,078,035
Total Investments $ 3,078,035
Other Assets and Liabilities -  (0.03)% (799)
TOTAL NET ASSETS - 100.00% $ 3,077,236
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 54 .84%
Fixed Income Funds 35 .07%
International Equity Funds 10 .12%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 1,047,547 $ 218,230 $ 216,334 $ 1,079,047
International Equity Index Fund 304,134 45,239 78,425 311,430
LargeCap S&P 500 Index Account 1,368,029 95,972 328,295 1,380,614
MidCap S&P 400 Index Fund 161,537 27,797 55,707 153,158
SmallCap S&P 600 Index Fund 165,508 33,757 63,818 153,786
$ 3,046,755 $ 420,995 $ 742,579 $ 3,078,035
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 25,481 $ (2,993) $ — $ 32,597
International Equity Index Fund 8,975 642 2,542 39,840
LargeCap S&P 500 Index Account 19,020 36,739 55,863 208,169
MidCap S&P 400 Index Fund 2,219 4,801 3,589 14,730
SmallCap S&P 600 Index Fund 2,340 3,546 4,611 14,793
$ 58,035 $ 42,735 $ 66,605 $ 310,129
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .09%
International Equity Index Fund
(a)
2,672,871 $ 29,696
MidCap S&P 400 Index Fund
(a)
663,215 14,604
SmallCap S&P 600 Index Fund
(a)
567,255 14,663
$ 58,963
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .94%
Bond Market Index Account
(a)
10,946,034 102,893
LargeCap S&P 500 Managed Volatility Index
Account
(a)
8,255,386 131,674
$ 234,567
TOTAL INVESTMENT COMPANIES $ 293,530
Total Investments $ 293,530
Other Assets and Liabilities -  (0.03)% (80)
TOTAL NET ASSETS - 100.00% $ 293,450
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 54 .84%
Fixed Income Funds 35 .07%
International Equity Funds 10 .12%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 100,780 $ 21,108 $ 21,819 $ 102,893
International Equity Index Fund 29,261 4,824 8,278 29,696
LargeCap S&P 500 Managed Volatility Index Account 131,541 13,473 32,078 131,674
MidCap S&P 400 Index Fund 15,544 2,965 5,773 14,604
SmallCap S&P 600 Index Fund 15,926 3,463 6,477 14,663
$ 293,052 $ 45,833 $ 74,425 $ 293,530
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 2,439 $ (417) $ — $ 3,241
International Equity Index Fund 855 93 242 3,796
LargeCap S&P 500 Managed Volatility Index Account 1,642 2,683 7,678 16,055
MidCap S&P 400 Index Fund 211 349 342 1,519
SmallCap S&P 600 Index Fund 223 290 439 1,461
$ 5,370 $ 2,998 $ 8,701 $ 26,072
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .96%
iShares Core S&P 500 ETF 601,739 $ 287,409
Money Market Funds - 0 .03%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
482,125 482
Principal Funds, Inc. Class R-6 - 20 .09%
International Equity Index Fund
(a)
13,117,475 145,735
MidCap S&P 400 Index Fund
(a)
3,255,046 71,676
SmallCap S&P 600 Index Fund
(a)
2,783,992 71,966
$ 289,377
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .98%
Bond Market Index Account
(a)
53,719,390 504,962
LargeCap S&P 500 Index Account
(a)
16,519,031 358,959
$ 863,921
TOTAL INVESTMENT COMPANIES $ 1,441,189
Total Investments $ 1,441,189
Other Assets and Liabilities -  (0.06)% (839)
TOTAL NET ASSETS - 100.00% $ 1,440,350
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 35 .06%
Domestic Equity Funds 34 .89%
Exchange-Traded Funds 19 .96%
International Equity Funds 10 .12%
Money Market Funds 0 .03%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 411,838 $ 120,235 $ 40,330 $ 504,962
International Equity Index Fund 119,559 28,559 19,162 145,735
LargeCap S&P 500 Index Account 298,782 44,969 42,273 358,959
MidCap S&P 400 Index Fund 63,475 16,435 16,565 71,676
Principal Government Money Market Fund - Class R-6 5.26% 164,296 358,701 522,515 482
SmallCap S&P 600 Index Fund 65,024 18,937 19,963 71,966
$ 1,122,974 $ 587,836 $ 660,808 $ 1,153,780
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 11,247 $ (109) $ — $ 13,328
International Equity Index Fund 4,175 20 1,178 16,759
LargeCap S&P 500 Index Account 4,663 189 13,697 57,292
MidCap S&P 400 Index Fund 1,030 167 1,662 8,164
Principal Government Money Market Fund - Class R-6 5.26% 1,026 — — —
SmallCap S&P 600 Index Fund 1,085 211 2,136 7,757
$ 23,226 $ 478 $ 18,673 $ 103,300
Amounts in thousands.

Schedule of Investments
Diversified Income Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .03%
International Equity Index Fund
(a)
899,659 $ 9,995
MidCap S&P 400 Index Fund
(a)
334,853 7,374
SmallCap S&P 600 Index Fund
(a)
286,397 7,403
$ 24,772
Principal Variable Contracts Funds, Inc.  Class 1 - 90 .00%
Bond Market Index Account
(a)
17,106,682 160,802
LargeCap S&P 500 Index Account
(a)
2,832,249 61,545
$ 222,347
TOTAL INVESTMENT COMPANIES $ 247,119
Total Investments $ 247,119
Other Assets and Liabilities -  (0.03)% (66)
TOTAL NET ASSETS - 100.00% $ 247,053
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 65 .09%
Domestic Equity Funds 30 .89%
International Equity Funds 4 .05%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Bond Market Index Account $ 163,738 $ 26,146 $ 33,540 $ 160,802
International Equity Index Fund 10,237 1,912 3,511 9,995
LargeCap S&P 500 Index Account 63,955 7,958 21,578 61,545
MidCap S&P 400 Index Fund 8,149 1,813 3,561 7,374
SmallCap S&P 600 Index Fund 8,346 1,975 3,826 7,403
$ 254,425 $ 39,804 $ 66,016 $ 247,119
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 3,904 $ (694) $ — $ 5,152
International Equity Index Fund 287 84 81 1,273
LargeCap S&P 500 Index Account 872 2,049 2,560 9,161
MidCap S&P 400 Index Fund 106 264 173 709
SmallCap S&P 600 Index Fund 112 226 222 682
$ 5,281 $ 1,929 $ 3,036 $ 16,977
Amounts in thousands.

Schedule of Investments
Diversified International Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0 .72 % Shares Held Value (000's)
Money Market Funds - 0 .72%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
1,831,396 $ 1,831
TOTAL INVESTMENT COMPANIES $ 1,831
COMMON STOCKS - 99 .11 % Shares Held Value (000's)
Aerospace & Defense - 1 .71%
BAE Systems PLC 245,310 $ 3,472
Thales SA 6,064 898
$ 4,370
Apparel - 2 .52%
Hermes International SCA 771 1,639
LVMH Moet Hennessy Louis Vuitton SE 4,878 3,963
Samsonite International SA
(c),(d)
261,300 862
$ 6,464
Automobile Manufacturers - 2 .16%
Ferrari NV 4,515 1,524
Toyota Motor Corp 218,600 4,006
$ 5,530
Automobile Parts & Equipment - 1 .62%
Bridgestone Corp 31,200 1,289
Toyota Industries Corp 35,200 2,861
$ 4,150
Banks - 11 .95%
AIB Group PLC 313,454 1,342
Banco do Brasil SA 148,600 1,694
Bank Negara Indonesia Persero Tbk PT 4,358,600 1,521
Bank of Ireland Group PLC 152,894 1,388
Bank Rakyat Indonesia Persero Tbk PT 7,730,008 2,873
Credicorp Ltd 5,746 862
DBS Group Holdings Ltd 98,000 2,478
FinecoBank Banca Fineco SpA 50,395 758
Grupo Financiero Banorte SAB de CV 166,359 1,676
HDFC Bank Ltd ADR 20,296 1,362
ICICI Bank Ltd ADR 138,533 3,303
Kotak Mahindra Bank Ltd 65,269 1,496
National Bank of Greece SA
(c)
269,737 1,874
Nordea Bank Abp 180,195 2,237
PT Bank Central Asia Tbk 1,710,900 1,045
Societe Generale SA 60,539 1,611
Swedbank AB 51,158 1,034
UniCredit SpA 75,423 2,054
$ 30,608
Beverages - 1 .83%
Arca Continental SAB de CV 69,900 764
Kweichow Moutai Co Ltd 6,498 1,575
Varun Beverages Ltd 158,207 2,350
$ 4,689
Biotechnology - 0 .61%
Argenx SE
(c)
2,147 817
Genmab A/S
(c)
2,371 756
$ 1,573
Building Materials - 2 .45%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
244,900 660
Cemex SAB de CV ADR
(c)
309,186 2,396
CRH PLC 46,835 3,223
$ 6,279
Chemicals - 0 .82%
Shin-Etsu Chemical Co Ltd 50,500 2,112
Coal - 0 .52%
Teck Resources Ltd 31,600 1,336
Commercial Services - 1 .59%
Localiza Rent a Car SA 116,282 1,523
Localiza Rent a Car SA - Rights
(c)
417 2
Secom Co Ltd 17,700 1,273
TOPPAN Holdings Inc 45,500 1,267
$ 4,065
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 2 .86%
L'Oreal SA 7,310 $ 3,644
Unilever PLC 75,798 3,670
$ 7,314
Distribution & Wholesale - 1 .47%
ITOCHU Corp 55,100 2,245
Rexel SA 55,329 1,518
$ 3,763
Diversified Financial Services - 1 .85%
Bajaj Finance Ltd 11,117 978
Banco BTG Pactual SA 170,600 1,321
Brookfield Asset Management Ltd 20,267 814
London Stock Exchange Group PLC 13,762 1,627
$ 4,740
Electric - 1 .52%
Iberdrola SA 205,292 2,693
SSE PLC 50,779 1,198
$ 3,891
Electrical Components & Equipment - 0 .96%
Schneider Electric SE 12,269 2,470
Electronics - 1 .31%
E Ink Holdings Inc 118,000 755
Halma PLC 25,690 747
Hoya Corp 14,796 1,843
$ 3,345
Engineering & Construction - 1 .14%
Kajima Corp 51,400 857
Vinci SA 16,336 2,056
$ 2,913
Food - 2 .35%
Ajinomoto Co Inc 23,800 916
Danone SA 21,135 1,371
Nestle SA 32,210 3,734
$ 6,021
Food Service - 0 .57%
Compass Group PLC 53,721 1,470
Healthcare - Products - 0 .73%
Alcon Inc 13,535 1,059
Smith & Nephew PLC 58,126 798
$ 1,857
Healthcare - Services - 0 .64%
ICON PLC
(c)
5,810 1,645
Home Builders - 1 .21%
Sumitomo Forestry Co Ltd 26,400 784
Taylor Wimpey PLC 1,231,854 2,306
$ 3,090
Insurance - 6 .76%
AIA Group Ltd 426,800 3,714
ASR Nederland NV 11,567 546
AXA SA 62,056 2,027
Fairfax Financial Holdings Ltd 2,800 2,583
Hannover Rueck SE 4,123 986
MS&AD Insurance Group Holdings Inc 68,800 2,705
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
6,925 2,873
Sompo Holdings Inc 22,200 1,086
Tryg A/S 36,155 787
$ 17,307
Internet - 1 .31%
Alibaba Group Holding Ltd 221,900 2,138
MercadoLibre Inc
(c)
777 1,221
$ 3,359
Investment Companies - 0 .48%
EXOR NV 12,323 1,234
Machinery - Construction & Mining - 1 .43%
Mitsubishi Electric Corp 163,200 2,308
Weir Group PLC/The 55,890 1,343
$ 3,651

Schedule of Investments
Diversified International Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .89%
Atlas Copco AB - A Shares 200,253 $ 3,450
Keyence Corp 5,100 2,241
NARI Technology Co Ltd 242,493 759
THK Co Ltd 48,600 950
$ 7,400
Media - 0 .39%
Liberty Media Corp-Liberty Formula One - C
Shares
(c)
15,638 987
Metal Fabrication & Hardware - 0 .53%
APL Apollo Tubes Ltd 73,165 1,350
Mining - 1 .50%
BHP Group Ltd 85,008 2,904
Sandfire Resources Ltd
(c)
188,037 941
$ 3,845
Oil & Gas - 4 .59%
Canadian Natural Resources Ltd 35,300 2,313
Noble Corp PLC 32,660 1,573
Shell PLC 129,210 4,229
Suncor Energy Inc 65,700 2,105
Tourmaline Oil Corp 34,300 1,542
$ 11,762
Oil & Gas Services - 0 .74%
Schlumberger NV 36,334 1,891
Pharmaceuticals - 7 .59%
AstraZeneca PLC 37,556 5,066
Novo Nordisk A/S 67,766 7,023
Roche Holding AG 9,810 2,852
Sanofi SA 45,349 4,506
$ 19,447
Private Equity - 3 .84%
3i Group PLC 186,602 5,743
Brookfield Corp 78,869 3,164
Intermediate Capital Group PLC 43,230 924
$ 9,831
Retail - 6 .15%
ABC-Mart Inc 28,200 492
Alimentation Couche-Tard Inc 62,546 3,683
Dollarama Inc 26,500 1,910
Industria de Diseno Textil SA 31,912 1,393
JD Sports Fashion PLC 856,209 1,807
Li Ning Co Ltd 116,000 311
MatsukiyoCocokara & Co 60,000 1,061
Shimamura Co Ltd 4,800 536
Wal-Mart de Mexico SAB de CV 671,522 2,823
Yum China Holdings Inc 40,802 1,731
$ 15,747
Semiconductors - 10 .96%
ASM International NV 2,036 1,060
ASML Holding NV 7,444 5,619
Renesas Electronics Corp
(c)
128,800 2,303
Samsung Electronics Co Ltd 132,159 8,021
Sanken Electric Co Ltd 6,100 335
SK Hynix Inc 24,337 2,656
Socionext Inc 67,000 1,211
Taiwan Semiconductor Manufacturing Co Ltd 358,140 6,866
$ 28,071
Software - 1 .08%
Dassault Systemes SE 26,905 1,317
Nemetschek SE 8,729 754
Nexon Co Ltd 37,800 687
$ 2,758
Telecommunications - 1 .08%
Nippon Telegraph & Telephone Corp 2,268,400 2,770
Toys, Games & Hobbies - 1 .45%
Nintendo Co Ltd 71,200 3,705
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .95%
Canadian National Railway Co 19,328 $ 2,429
Canadian Pacific Kansas City Ltd 26,000 2,057
Keisei Electric Railway Co Ltd 10,800 510
$ 4,996
TOTAL COMMON STOCKS $ 253,806
Total Investments $ 255,637
Other Assets and Liabilities -  0.17% 438
TOTAL NET ASSETS - 100.00% $ 256,075
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $862 or 0.34% of net assets.
Portfolio Summary
Location Percent
Japan 16 .54%
United Kingdom 13 .44%
France 10 .53%
Canada 9 .35%
India 4 .24%
Korea, Republic Of 4 .17%
Netherlands 3 .62%
Denmark 3 .34%
Mexico 2 .99%
Switzerland 2 .99%
Taiwan 2 .98%
Ireland 2 .96%
China 2 .80%
United States 2 .80%
Indonesia 2 .12%
Germany 1 .81%
Brazil 1 .77%
Sweden 1 .75%
Italy 1 .70%
Spain 1 .59%
Australia 1 .50%
Hong Kong 1 .45%
Singapore 0 .97%
Finland 0 .87%
Greece 0 .73%
Uruguay 0 .48%
Peru 0 .34%
Other Assets and Liabilities
0 .17%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Diversified International Account
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 637 $ 63,679 $ 62,485 $ 1,831
$ 637 $ 63,679 $ 62,485 $ 1,831
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 93 $ — $ — $ —
$ 93 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .99 % Shares Held Value (000's)
Money Market Funds - 1 .99%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
1,618 $ 2
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
13,239,367 13,239
$ 13,241
TOTAL INVESTMENT COMPANIES $ 13,241
COMMON STOCKS - 97 .68 % Shares Held Value (000's)
Advertising - 1 .39%
Omnicom Group Inc 107,012 $ 9,258
Apparel - 0 .55%
NIKE Inc 33,419 3,628
Automobile Manufacturers - 3 .91%
Cummins Inc 48,586 11,640
PACCAR Inc 146,928 14,347
$ 25,987
Automobile Parts & Equipment - 2 .06%
Magna International Inc 231,493 13,677
Banks - 10 .79%
Bank of America Corp 408,103 13,741
JPMorgan Chase & Co 132,578 22,551
Morgan Stanley 209,707 19,555
PNC Financial Services Group Inc/The 102,523 15,876
$ 71,723
Beverages - 1 .75%
Coca-Cola Co/The 197,135 11,617
Biotechnology - 1 .48%
Corteva Inc 206,110 9,877
Building Materials - 3 .08%
Carrier Global Corp 114,788 6,595
Trane Technologies PLC 56,917 13,882
$ 20,477
Chemicals - 2 .29%
Air Products and Chemicals Inc 40,760 11,160
PPG Industries Inc 27,065 4,048
$ 15,208
Computers - 1 .91%
Apple Inc 66,017 12,710
Cosmetics & Personal Care - 1 .39%
Procter & Gamble Co/The 62,885 9,215
Diversified Financial Services - 3 .96%
BlackRock Inc 22,842 18,543
Discover Financial Services 69,265 7,786
$ 26,329
Electric - 4 .87%
NextEra Energy Inc 170,298 10,344
Sempra 77,101 5,762
WEC Energy Group Inc 97,634 8,218
Xcel Energy Inc 130,585 8,084
$ 32,408
Electronics - 0 .72%
TE Connectivity Ltd 33,961 4,772
Food - 1 .22%
Hormel Foods Corp 253,098 8,127
Healthcare - Products - 4 .65%
Abbott Laboratories 123,809 13,628
Medtronic PLC 90,084 7,421
STERIS PLC 44,938 9,879
$ 30,928
Healthcare - Services - 1 .03%
UnitedHealth Group Inc 12,990 6,839
Home Builders - 1 .22%
DR Horton Inc 53,216 8,088
Insurance - 4 .01%
Chubb Ltd 63,638 14,382
Fidelity National Financial Inc 241,146 12,303
$ 26,685
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .20%
Reliance Steel & Aluminum Co 4,726 $ 1,322
Machinery - Diversified - 2 .26%
Deere & Co 37,672 15,064
Media - 1 .64%
Comcast Corp - Class A 249,064 10,921
Miscellaneous Manufacturers - 2 .73%
Parker-Hannifin Corp 39,442 18,171
Oil & Gas - 6 .03%
Chevron Corp 62,298 9,292
EOG Resources Inc 106,089 12,831
Marathon Petroleum Corp 121,094 17,965
$ 40,088
Pharmaceuticals - 9 .37%
Becton Dickinson & Co 59,095 14,409
Eli Lilly & Co 2,140 1,248
Merck & Co Inc 135,398 14,761
Novartis AG ADR 139,317 14,067
Pfizer Inc 204,215 5,879
Roche Holding AG ADR 329,283 11,930
$ 62,294
Pipelines - 1 .87%
Enterprise Products Partners LP 472,340 12,446
Private Equity - 2 .98%
KKR & Co Inc 238,934 19,796
REITs - 3 .82%
Alexandria Real Estate Equities Inc 97,893 12,410
Prologis Inc 52,628 7,015
Realty Income Corp 104,246 5,986
$ 25,411
Retail - 4 .21%
Costco Wholesale Corp 24,349 16,072
Starbucks Corp 85,166 8,177
Target Corp 26,379 3,757
$ 28,006
Semiconductors - 3 .79%
Microchip Technology Inc 152,946 13,792
Taiwan Semiconductor Manufacturing Co Ltd ADR 110,007 11,441
$ 25,233
Software - 3 .02%
Fidelity National Information Services Inc 62,447 3,751
Microsoft Corp 29,386 11,050
SAP SE ADR 34,093 5,271
$ 20,072
Telecommunications - 2 .25%
BCE Inc 180,888 7,123
T-Mobile US Inc 48,934 7,846
$ 14,969
Transportation - 1 .23%
Expeditors International of Washington Inc 64,522 8,207
TOTAL COMMON STOCKS $ 649,553
Total Investments $ 662,794
Other Assets and Liabilities -  0.33% 2,208
TOTAL NET ASSETS - 100.00% $ 665,002
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Equity Income Account
December 31, 2023
See accompanying notes.

Portfolio Summary
Sector Percent
Financial 25 .56%
Consumer, Non-cyclical 20 .89%
Consumer, Cyclical 11 .95%
Industrial 10 .02%
Technology 8 .72%
Energy 7 .90%
Communications 5 .28%
Utilities 4 .87%
Basic Materials 2 .49%
Money Market Funds 1 .99%
Other Assets and Liabilities
0 .33%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 18,363 $ 185,540 $ 190,664 $ 13,239
$ 18,363 $ 185,540 $ 190,664 $ 13,239
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 610 $ — $ — $ —
$ 610 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .58 % Shares Held Value (000's)
Money Market Funds - 1 .58%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
1,063,051 $ 1,063
TOTAL INVESTMENT COMPANIES $ 1,063
COMMON STOCKS - 97 .26 % Shares Held Value (000's)
Aerospace & Defense - 0 .70%
LIG Nex1 Co Ltd 4,684 $ 474
Agriculture - 0 .30%
Muyuan Foods Co Ltd 35,000 202
Apparel - 1 .02%
Fila Holdings Corp 8,085 242
Youngone Corp 12,673 447
$ 689
Automobile Manufacturers - 2 .65%
BYD Co Ltd 24,000 662
Kia Corp 7,418 574
Maruti Suzuki India Ltd 4,474 553
$ 1,789
Automobile Parts & Equipment - 0 .82%
Fuyao Glass Industry Group Co Ltd
(c)
54,400 265
Weichai Power Co Ltd 171,000 286
$ 551
Banks - 10 .48%
Bank of Jiangsu Co Ltd 203,190 191
Bank Rakyat Indonesia Persero Tbk PT 1,495,376 556
Grupo Financiero Banorte SAB de CV 68,700 692
HDFC Bank Ltd 50,661 1,037
ICICI Bank Ltd 111,674 1,335
Kasikornbank PCL 71,600 283
Kotak Mahindra Bank Ltd 19,090 437
National Bank of Greece SA
(d)
97,980 681
PT Bank Central Asia Tbk 758,200 463
Saudi National Bank/The 115,709 1,193
Vietnam Technological & Commercial Joint Stock
Bank
(d)
142,800 193
$ 7,061
Beverages - 2 .33%
Arca Continental SAB de CV 50,400 551
China Resources Beer Holdings Co Ltd 48,000 211
Kweichow Moutai Co Ltd 1,400 339
Varun Beverages Ltd 31,678 470
$ 1,571
Building Materials - 2 .39%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
66,971 180
Cemex SAB de CV
(d)
982,714 764
China National Building Material Co Ltd 258,000 111
Voltas Ltd 47,541 559
$ 1,614
Chemicals - 0 .30%
Orbia Advance Corp SAB de CV 91,200 202
Coal - 0 .48%
Exxaro Resources Ltd 29,161 327
Commercial Services - 2 .79%
Humansoft Holding Co KSC 24,659 273
JSW Infrastructure Ltd
(d)
148,219 371
Localiza Rent a Car SA 32,439 425
Localiza Rent a Car SA - Rights
(d)
116 —
MegaStudyEdu Co Ltd 5,829 274
Network International Holdings PLC
(c),(d)
57,646 287
Santos Brasil Participacoes SA 130,610 252
$ 1,882
Computers - 1 .38%
CI&T Inc
(d)
11,295 60
Elm Co 1,239 269
Globant SA
(d)
1,321 314
Quanta Computer Inc 39,000 284
$ 927
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .82%
AKR Corporindo Tbk PT 3,622,500 $ 347
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
97,788 203
$ 550
Diversified Financial Services - 4 .71%
Bajaj Finance Ltd 5,731 504
Banco BTG Pactual SA 61,812 479
CreditAccess Grameen Ltd
(d)
29,425 565
Fubon Financial Holding Co Ltd 229,779 485
Hong Kong Exchanges & Clearing Ltd 5,700 195
Intercorp Financial Services Inc 7,236 159
Jio Financial Services Ltd
(d)
30,637 86
KB Financial Group Inc 16,810 701
$ 3,174
Electric - 1 .27%
China Longyuan Power Group Corp Ltd 222,000 169
Emirates Central Cooling Systems Corp 726,653 329
NTPC Ltd 96,698 361
$ 859
Electrical Components & Equipment - 1 .18%
Delta Electronics Inc 42,000 428
Riyadh Cables Group Co 14,882 366
$ 794
Electronics - 1 .67%
Advanced Energy Solution Holding Co Ltd 8,000 196
Avalon Technologies Ltd
(c),(d)
26,552 175
Gold Circuit Electronics Ltd 29,000 205
Lotes Co Ltd 6,233 217
Voltronic Power Technology Corp 6,000 334
$ 1,127
Energy - Alternate Sources - 0 .27%
Sao Martinho S/A 30,382 183
Engineering & Construction - 1 .07%
Cury Construtora e Incorporadora SA 56,500 209
L&T Technology Services Ltd
(c)
5,046 318
Samsung Engineering Co Ltd
(d)
8,633 194
$ 721
Food - 2 .77%
Bid Corp Ltd 17,925 418
Dino Polska SA
(c),(d)
1,513 177
Indofood Sukses Makmur Tbk PT 415,100 174
LT Foods Ltd 91,603 224
Nestle India Ltd 1,075 343
SM Investments Corp 18,125 285
Want Want China Holdings Ltd 407,000 246
$ 1,867
Forest Products & Paper - 0 .35%
Suzano SA 20,500 235
Gas - 0 .36%
ENN Natural Gas Co Ltd 103,593 244
Healthcare - Products - 0 .80%
Shenzhen Mindray Bio-Medical Electronics Co Ltd 7,900 322
Universal Vision Biotechnology Co Ltd 24,000 217
$ 539
Healthcare - Services - 1 .16%
Bangkok Dusit Medical Services PCL 452,300 367
Hygeia Healthcare Holdings Co Ltd
(c)
42,800 194
WuXi AppTec Co Ltd
(c)
21,500 219
$ 780
Home Furnishings - 0 .45%
Gree Electric Appliances Inc of Zhuhai 66,800 302
Insurance - 4 .01%
AIA Group Ltd 55,600 484
China Pacific Insurance Group Co Ltd 154,200 312
ICICI Lombard General Insurance Co Ltd
(c)
18,710 319
ICICI Prudential Life Insurance Co Ltd
(c)
40,458 260
PICC Property & Casualty Co Ltd 550,000 655

Schedule of Investments
Global Emerging Markets Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Qualitas Controladora SAB de CV 66,600 $ 674
$ 2,704
Internet - 13 .10%
Alibaba Group Holding Ltd 184,592 1,778
Baidu Inc
(d)
41,650 620
IndiaMart InterMesh Ltd
(c)
9,985 326
Meituan
(c),(d)
31,120 327
MercadoLibre Inc
(d)
117 184
Naspers Ltd 3,745 641
PDD Holdings Inc ADR
(d)
10,941 1,601
Tencent Holdings Ltd 73,500 2,775
Tongcheng Travel Holdings Ltd
(d)
128,400 238
Trip.com Group Ltd ADR
(d)
9,456 340
$ 8,830
Investment Companies - 0 .09%
VEF AB
(d)
319,405 58
Iron & Steel - 0 .63%
Hunan Valin Steel Co Ltd 268,996 195
Severstal PAO
(d)
9,865 —
Ternium SA ADR 5,441 231
$ 426
Leisure Products & Services - 1 .48%
Bajaj Auto Ltd 5,568 455
Leejam Sports Co JSC 5,017 270
Yadea Group Holdings Ltd
(c)
156,000 275
$ 1,000
Lodging - 0 .27%
Galaxy Entertainment Group Ltd 32,000 179
Machinery - Diversified - 1 .28%
Cummins India Ltd 11,191 264
NARI Technology Co Ltd 91,830 287
WEG SA 41,300 314
$ 865
Metal Fabrication & Hardware - 0 .68%
APL Apollo Tubes Ltd 24,707 456
Mining - 1 .41%
Anglo American PLC 8,874 222
Gold Fields Ltd 26,071 396
Polyus PJSC
(d)
108 —
Shandong Gold Mining Co Ltd
(c)
176,250 334
$ 952
Miscellaneous Manufacturers - 0 .85%
Airtac International Group 8,000 263
Elite Material Co Ltd 11,000 137
Zhuzhou CRRC Times Electric Co Ltd 60,700 173
$ 573
Oil & Gas - 3 .69%
PRIO SA/Brazil 41,600 394
Reliance Industries Ltd 22,640 703
Saudi Arabian Oil Co
(c)
131,799 1,161
Thai Oil PCL 146,900 230
$ 2,488
Pharmaceuticals - 1 .25%
Caplin Point Laboratories Ltd 12,186 198
Grand Pharmaceutical Group Ltd 326,000 171
Richter Gedeon Nyrt 9,417 238
Simcere Pharmaceutical Group Ltd
(c)
276,000 238
$ 845
Real Estate - 1 .01%
China Overseas Land & Investment Ltd 119,000 210
China Resources Land Ltd 70,000 251
Multiplan Empreendimentos Imobiliarios SA 37,200 218
$ 679
Retail - 3 .00%
El Puerto de Liverpool SAB de CV 36,411 247
Jumbo SA 15,643 434
Mitra Adiperkasa Tbk PT 2,186,900 254
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Wal-Mart de Mexico SAB de CV 169,700 $ 713
Yum China Holdings Inc 8,750 373
$ 2,021
Semiconductors - 19 .13%
Alchip Technologies Ltd 3,000 319
ASML Holding NV - NY Reg Shares 609 461
ASPEED Technology Inc 2,000 203
Hana Materials Inc 4,593 178
MediaTek Inc 20,000 660
Novatek Microelectronics Corp 16,400 276
Parade Technologies Ltd 6,000 234
Samsung Electronics Co Ltd 69,574 4,223
SK Hynix Inc 8,178 892
Taiwan Semiconductor Manufacturing Co Ltd 284,164 5,448
$ 12,894
Shipbuilding - 0 .47%
Yangzijiang Shipbuilding Holdings Ltd 280,000 316
Software - 1 .01%
NetEase Inc 37,900 684
Telecommunications - 0 .75%
Accton Technology Corp 18,000 306
ZTE Corp 89,800 201
$ 507
Textiles - 0 .28%
SLC Agricola SA 48,356 187
Transportation - 0 .35%
Container Corp Of India Ltd 22,621 233
TOTAL COMMON STOCKS $ 65,561
PREFERRED STOCKS - 1 .59 % Shares Held Value (000's)
Automobile Manufacturers - 0 .46%
Hyundai Motor Co 1,500.00% 3,509 $ 311
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 1.80% 6,701 12
Oil & Gas - 1 .11%
Petroleo Brasileiro SA 0.97% 97,500 747
TOTAL PREFERRED STOCKS $ 1,070
Total Investments $ 67,694
Other Assets and Liabilities -  (0.43)% (287)
TOTAL NET ASSETS - 100.00% $ 67,407
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,875 or 7.23% of net assets.
(d) Non-income producing security

Schedule of Investments
Global Emerging Markets Account
December 31, 2023
See accompanying notes.

Portfolio Summary
Location Percent
China 20 .47%
India 15 .66%
Taiwan 14 .81%
Korea, Republic Of 12 .63%
Brazil 5 .81%
Mexico 5 .71%
Saudi Arabia 4 .83%
Hong Kong 2 .89%
Indonesia 2 .67%
South Africa 2 .64%
Ireland 2 .38%
United States 1 .93%
Greece 1 .65%
Thailand 1 .30%
United Arab Emirates 0 .92%
Uruguay 0 .74%
Netherlands 0 .68%
Philippines 0 .42%
Kuwait 0 .40%
Hungary 0 .35%
Luxembourg 0 .34%
United Kingdom 0 .33%
Vietnam 0 .29%
Poland 0 .26%
Peru 0 .23%
Sweden 0 .09%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .43 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 2,443 $ 19,961 $ 21,341 $ 1,063
$ 2,443 $ 19,961 $ 21,341 $ 1,063
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 74 $ — $ — $ —
$ 74 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .39 % Shares Held Value (000's)
Money Market Funds - 1 .39%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
1,693,119 $ 1,693
TOTAL INVESTMENT COMPANIES $ 1,693
BONDS - 23 .07%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 8 .11%
Ally Auto Receivables Trust 2023-1
5.76%, 11/15/2026 $ 1,075 $ 1,076
AmeriCredit Automobile Receivables Trust 2022-2
6.49%, 12/18/2025 222 222
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 421 421
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 975 979
GM Financial Automobile Leasing Trust 2023-3
5.79%, 01/20/2026 1,065 1,065
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
Santander Drive Auto Receivables Trust 2022-5
4.11%, 08/17/2026 690 687
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 1,000 1,000
5.81%, 01/15/2026 216 216
Santander Drive Auto Receivables Trust 2023-2
5.87%, 03/16/2026 1,034 1,034
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
865 868
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(c)
1,250 1,234
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 1,065 1,067
$ 9,869
Commercial Mortgage Backed Securities - 0 .06%
Ginnie Mae
0.58%, 03/16/2060
(d),(e)
1,783 69
Credit Card Asset Backed Securities - 2 .78%
American Express Credit Account Master Trust
0.90%, 11/15/2026 2,014 1,941
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 1,500 1,447
$ 3,388
Mortgage Backed Securities - 10 .86%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(e)
96 84
Fannie Mae Grantor Trust 2005-T1
5.41%, 05/25/2035 104 99
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
548 76
Fannie Mae REMICS
0.00%, 06/25/2045
(d),(f)
1,115 54
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
0.60%, 09/25/2049
(d)
954 122
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.60%, 11/25/2049
(d)
1,674 194
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
3.00%, 10/25/2040
(d)
253 7
3.00%, 04/25/2042 95 92
3.00%, 05/25/2048 78 69
3.00%, 01/25/2051
(d)
1,807 294
4.50%, 04/25/2045
(d)
1,076 227
7.00%, 04/25/2032 46 48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS
0.00%, 05/15/2038
(d),(f)
$ 973 $ 42
1.00 x 12 Month Treasury Average Index +
0.00%
0.60%, 11/25/2049
(d)
1,069 123
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.50%, 04/15/2028 232 220
3.00%, 04/15/2046 94 86
Ginnie Mae
0.63%, 06/20/2046
(d)
295 34
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.67%, 12/20/2043
(d)
676 74
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
0.73%, 10/20/2045
(d)
805 112
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.73%, 11/20/2047
(d)
581 76
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.83%, 08/20/2050
(d)
2,100 274
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.83%, 11/20/2050
(d)
1,259 171
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.83%, 07/20/2051
(d)
1,413 196
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.83%, 08/20/2051
(d)
1,635 233
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(d)
1,092 166
3.00%, 09/20/2050
(d)
1,973 312
3.00%, 10/20/2050
(d)
1,486 235
3.00%, 11/20/2050
(d)
1,854 290
3.00%, 11/20/2050
(d)
3,036 485
3.00%, 12/20/2050
(d)
1,194 189
3.50%, 10/20/2049
(d)
1,739 303
4.00%, 02/20/2044
(d)
633 37
4.00%, 04/20/2044
(d)
443 31
4.00%, 01/20/2046
(d)
265 15
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(e)
1,882 1,889
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(e)
118 105
JP Morgan Mortgage Trust 2017-3
3.76%, 08/25/2047
(c),(e)
468 426
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(e)
1,956 1,953
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(e)
820 797
New Residential Mortgage Loan Trust 2015-2
5.35%, 08/25/2055
(c),(e)
668 646
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(e)
117 111
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(c),(e)
383 346
Sequoia Mortgage Trust 2023-4
6.00%, 11/25/2053
(c),(e)
1,877 1,876
$ 13,219
Other Asset Backed Securities - 1 .26%
Chase Funding Trust Series 2004-1
5.93%, 12/25/2033 65 63
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.57%

Schedule of Investments
Government & High Quality Bond Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(c)
$ 292 $ 291
Verizon Master Trust
1.53%, 07/20/2028 1,225 1,180
$ 1,534
TOTAL BONDS $ 28,079
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 86 .09%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4 .73%
2.00%, 10/01/2031 $ 238 $ 222
3.00%, 02/01/2027 45 44
3.00%, 01/01/2031 173 167
3.00%, 03/01/2037 139 129
3.00%, 08/01/2042 243 225
3.00%, 10/01/2042 230 213
3.00%, 05/01/2043 332 305
3.00%, 10/01/2046 381 349
3.50%, 02/01/2032 353 341
3.50%, 07/01/2042 835 791
3.50%, 02/01/2044 307 288
4.00%, 07/01/2042 385 375
4.00%, 01/01/2043 377 368
4.00%, 06/01/2043 379 367
4.00%, 10/01/2045 502 487
4.50%, 11/01/2043 381 379
5.00%, 10/01/2025 15 15
5.00%, 02/01/2033 46 47
5.00%, 06/01/2033 86 87
5.00%, 01/01/2034 165 168
5.00%, 07/01/2035 8 8
5.00%, 07/01/2035 38 39
5.00%, 07/01/2035 3 3
5.00%, 10/01/2035 13 14
5.50%, 03/01/2033 39 40
5.50%, 04/01/2038 2 3
5.50%, 05/01/2038 10 10
6.00%, 05/01/2031 5 5
6.00%, 12/01/2031 4 5
6.00%, 11/01/2033 18 18
6.00%, 09/01/2034 18 19
6.00%, 02/01/2035 9 9
6.00%, 10/01/2036 18 18
6.00%, 03/01/2037 20 20
6.00%, 01/01/2038 32 34
6.00%, 04/01/2038 15 16
6.23%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
6.50%, 04/01/2026 1 1
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 4 5
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 2 2
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 13 14
6.50%, 08/01/2031 3 3
6.50%, 10/01/2031 6 6
6.50%, 10/01/2031 3 3
6.50%, 12/01/2031 5 5
6.50%, 02/01/2032 5 5
6.50%, 05/01/2032 12 12
6.50%, 04/01/2035 3 3
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 7 8
7.00%, 04/01/2028 5 5
7.00%, 05/01/2028 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
7.00%, 10/01/2031 $ 5 $ 5
7.00%, 10/01/2031 2 2
7.00%, 04/01/2032 19 19
7.50%, 10/01/2030 3 3
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 2 2
8.00%, 10/01/2030 4 4
8.50%, 07/01/2029 11 11
$ 5,757
Federal National Mortgage Association (FNMA) - 0 .44%
3.00%, 04/01/2043 406 367
4.02%, 12/01/2032 7 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
5.50%, 05/01/2033 9 9
5.94%, 12/01/2033 22 21
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.69%
6.00%, 05/01/2037 101 103
6.50%, 08/01/2025 4 4
6.50%, 11/01/2032 9 9
7.00%, 08/01/2028 5 5
7.00%, 12/01/2028 5 5
$ 530
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 53 .87%
2.00%, 02/01/2032 158 145
2.00%, 11/01/2035 1,145 1,033
2.00%, 10/01/2050 770 637
2.00%, 03/01/2051 1,807 1,506
2.00%, 11/01/2051 2,697 2,205
2.00%, 11/01/2051 1,492 1,231
2.00%, 11/01/2051 1,728 1,432
2.00%, 12/01/2051 2,660 2,205
2.00%, 12/01/2051 2,604 2,158
2.00%, 01/01/2052 2,168 1,800
2.00%, 01/01/2052 1,759 1,451
2.00%, 02/01/2052 2,032 1,682
2.50%, 06/01/2027 218 211
2.50%, 08/01/2028 183 175
2.50%, 12/01/2031 313 295
2.50%, 09/01/2032 219 206
2.50%, 08/01/2035 981 913
2.50%, 02/01/2051 2,630 2,285
2.50%, 07/01/2051 3,355 2,884
2.50%, 12/01/2051 2,202 1,914
2.50%, 12/01/2051 2,417 2,093
2.50%, 04/01/2052 4,784 4,150
2.50%, 04/01/2052 1,266 1,091
3.00%, 08/01/2031 492 472
3.00%, 12/01/2034 378 358
3.00%, 10/01/2036 278 260
3.00%, 10/01/2042 730 672
3.00%, 10/01/2046 491 448
3.00%, 11/01/2046 912 829
3.00%, 08/01/2049 233 208
3.00%, 10/01/2049 572 513
3.00%, 01/01/2050 924 827
3.00%, 07/01/2050 863 768
3.00%, 08/01/2050 663 590
3.00%, 09/01/2050 1,104 986
3.00%, 06/01/2052 1,913 1,693
3.50%, 08/01/2031 270 262
3.50%, 06/01/2039 196 186
3.50%, 11/01/2042 562 532
3.50%, 02/01/2043 252 239
3.50%, 03/01/2045 259 244
3.50%, 03/01/2045 503 470

Schedule of Investments
Government & High Quality Bond Account
December 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2045 $ 374 $ 352
3.50%, 11/01/2048 1,048 991
3.50%, 03/01/2050 1,279 1,210
3.50%, 08/01/2050 914 857
3.50%, 06/01/2052 951 873
4.00%, 01/01/2034 182 178
4.00%, 10/01/2037 268 261
4.00%, 02/01/2041 563 546
4.00%, 02/01/2042 348 339
4.00%, 10/01/2043 116 113
4.00%, 08/01/2044 251 244
4.00%, 10/01/2044 694 674
4.00%, 11/01/2044 242 235
4.00%, 08/01/2045 359 349
4.00%, 08/01/2046 610 589
4.00%, 07/01/2047 495 481
4.00%, 10/01/2047 399 387
4.50%, 08/01/2039 681 680
4.50%, 09/01/2043 682 679
4.50%, 10/01/2043 421 415
4.50%, 11/01/2043 397 392
4.50%, 09/01/2045 284 282
4.50%, 10/01/2045 412 409
4.50%, 11/01/2045 643 638
5.00%, 05/01/2033 461 466
5.00%, 04/01/2035 44 45
5.00%, 04/01/2035 40 41
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 186 189
5.00%, 02/01/2040 543 556
5.00%, 07/01/2041 404 411
5.00%, 04/01/2053 1,916 1,911
5.50%, 06/01/2033 26 26
5.50%, 02/01/2037 1 1
5.50%, 03/01/2038 41 42
5.50%, 01/01/2054
(g)
2,700 2,711
6.00%, 11/01/2028 7 8
6.00%, 12/01/2031 2 2
6.00%, 01/01/2033 20 21
6.00%, 07/01/2037 46 48
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 5 5
6.00%, 03/01/2038 31 32
6.00%, 01/01/2054
(g)
2,500 2,538
6.50%, 07/01/2025 3 3
6.50%, 02/01/2026 1 1
6.50%, 05/01/2026 1 1
6.50%, 03/01/2029 2 2
6.50%, 06/01/2031 7 8
6.50%, 01/01/2032 3 3
6.50%, 08/01/2032 4 4
6.50%, 02/01/2033 5 5
6.50%, 12/01/2036 9 9
6.50%, 07/01/2037 3 3
6.50%, 07/01/2037 10 10
6.50%, 02/01/2038 13 13
7.00%, 10/01/2029 4 4
7.00%, 05/01/2031 2 3
7.00%, 11/01/2031 8 8
$ 65,568
Government National Mortgage Association (GNMA) - 22 .04%
2.00%, 01/20/2051 1,469 1,245
2.00%, 02/20/2051 3,200 2,710
2.50%, 06/20/2050 2,519 2,214
2.50%, 05/20/2051 2,451 2,146
3.00%, 11/15/2042 293 267
3.00%, 12/15/2042 651 594
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 02/15/2043 $ 710 $ 647
3.00%, 05/15/2043 830 757
3.00%, 07/20/2045 432 398
3.00%, 07/20/2046 226 208
3.00%, 08/20/2046 498 458
3.00%, 09/20/2046 605 556
3.00%, 12/20/2046 311 286
3.00%, 02/20/2047 397 364
3.00%, 08/20/2047 236 216
3.50%, 01/15/2043 520 491
3.50%, 05/15/2043 548 518
3.50%, 06/20/2043 343 322
3.50%, 04/20/2045 249 234
3.50%, 06/20/2046 42 39
3.50%, 02/20/2047 432 409
3.50%, 05/20/2047 441 427
3.50%, 11/20/2047 291 281
4.00%, 08/15/2041 305 298
4.00%, 07/20/2047 311 308
4.00%, 01/20/2048 1,055 1,019
4.00%, 04/20/2052 853 814
4.50%, 07/15/2040 173 172
4.50%, 08/20/2048 988 976
5.00%, 09/15/2033 2 2
5.00%, 02/15/2034 112 113
5.00%, 09/15/2039 14 14
5.50%, 11/15/2033 17 17
5.50%, 05/20/2035 46 48
5.50%, 01/20/2054
(g)
2,065 2,080
6.00%, 04/20/2026 1 1
6.00%, 05/20/2026 1 1
6.00%, 03/20/2028 1 1
6.00%, 06/20/2028 5 5
6.00%, 07/20/2028 2 2
6.00%, 02/20/2029 2 2
6.00%, 03/20/2029 4 5
6.00%, 07/20/2029 4 5
6.00%, 07/20/2033 46 48
6.00%, 01/20/2054
(g)
3,590 3,650
6.50%, 12/20/2025 1 1
6.50%, 02/20/2026 1 1
6.50%, 03/20/2031 3 3
6.50%, 04/20/2031 4 4
6.50%, 01/20/2054
(g)
1,325 1,356
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 31 32
7.00%, 01/15/2029 7 7
7.00%, 03/15/2029 2 2
7.00%, 05/15/2031 3 3
7.00%, 09/15/2031 15 15
7.00%, 06/15/2032 30 30
$ 26,825
U.S. Treasury - 1 .18%
1.38%, 11/15/2031 250 208
1.88%, 11/15/2051 250 158
4.50%, 02/15/2036 1,000 1,066
$ 1,432
U.S. Treasury Bill - 3 .83%
5.39%, 05/02/2024
(h)
4,750 4,668
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 104,780
Total Investments $ 134,552
Other Assets and Liabilities -  (10.55)% (12,844)
TOTAL NET ASSETS - 100.00% $ 121,708

Schedule of Investments
Government & High Quality Bond Account
December 31, 2023
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,515 or 8.64% of net assets.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Non-income producing security
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 92 .00%
Asset Backed Securities 12 .15%
Government 5 .01%
Money Market Funds 1 .39%
Other Assets and Liabilities
( 10 .55 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 5,397 $ 77,433 $ 81,137 $ 1,693
$ 5,397 $ 77,433 $ 81,137 $ 1,693
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 165 $ — $ — $ —
$ 165 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2024 Long 50 $ 5,645 $ 175
US Long Bond; March 2024 Long 41 5,122 237
Total $ 412
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .61 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .04%
iShares Russell 1000 Growth ETF 800 $ 243
Money Market Funds - 2 .57%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
9,896 10
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
14,880,510 14,881
$ 14,891
TOTAL INVESTMENT COMPANIES $ 15,134
CONVERTIBLE PREFERRED STOCKS
- 0 .07 % Shares Held Value (000's)
Automobile Manufacturers - 0 .02%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 142
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 100
Software - 0 .03%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 71
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 117
$ 188
TOTAL CONVERTIBLE PREFERRED STOCKS $ 430
COMMON STOCKS - 97 .21 % Shares Held Value (000's)
Advertising - 0 .01%
Trade Desk Inc/The
(d)
1,121 $ 81
Aerospace & Defense - 0 .22%
Boeing Co/The
(d)
193 50
HEICO Corp 104 19
HEICO Corp - Class A 185 27
Howmet Aerospace Inc 16,520 894
Lockheed Martin Corp 565 256
Northrop Grumman Corp 21 10
Spirit AeroSystems Holdings Inc
(d)
35 1
TransDigm Group Inc 22 22
$ 1,279
Airlines - 0 .00%
American Airlines Group Inc
(d)
614 9
Delta Air Lines Inc 84 3
$ 12
Apparel - 0 .04%
Birkenstock Holding Plc
(d),(g)
21 1
Crocs Inc
(d)
155 15
Deckers Outdoor Corp
(d)
66 44
NIKE Inc 1,614 175
Skechers USA Inc
(d)
32 2
Tapestry Inc 50 2
$ 239
Automobile Manufacturers - 0 .51%
Rivian Automotive Inc
(d)
51,159 1,200
Tesla Inc
(d)
7,028 1,747
$ 2,947
Automobile Parts & Equipment - 0 .07%
Allison Transmission Holdings Inc 29 1
Aurora Innovation Inc
(d)
88,737 388
$ 389
Banks - 0 .01%
First Citizens BancShares Inc/NC 3 4
NU Holdings Ltd/Cayman Islands
(d)
4,076 34
$ 38
Beverages - 0 .59%
Boston Beer Co Inc/The
(d)
23 8
Brown-Forman Corp - A Shares 99 6
Brown-Forman Corp - B Shares 365 21
Celsius Holdings Inc
(d)
357 19
Coca-Cola Co/The 4,921 290
Constellation Brands Inc 42 10
Monster Beverage Corp
(d)
46,443 2,676
PepsiCo Inc 2,424 412
$ 3,442
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .52%
Alnylam Pharmaceuticals Inc
(d)
253 $ 48
Amgen Inc 925 266
Apellis Pharmaceuticals Inc
(d)
253 15
BioMarin Pharmaceutical Inc
(d)
57 6
Certara Inc
(d)
141 2
Exelixis Inc
(d)
601 14
Illumina Inc
(d)
120 17
Incyte Corp
(d)
342 21
Ionis Pharmaceuticals Inc
(d)
311 16
Karuna Therapeutics Inc
(d)
81 26
Legend Biotech Corp ADR
(d)
17,211 1,036
Maravai LifeSciences Holdings Inc
(d)
207 1
Regeneron Pharmaceuticals Inc
(d)
18 16
Roivant Sciences Ltd
(d)
857 10
Sarepta Therapeutics Inc
(d)
222 21
Ultragenyx Pharmaceutical Inc
(d)
199 10
Vertex Pharmaceuticals Inc
(d)
3,709 1,509
$ 3,034
Building Materials - 0 .02%
Armstrong World Industries Inc 33 3
Eagle Materials Inc 58 12
Trane Technologies PLC 171 42
Trex Co Inc
(d)
274 22
Vulcan Materials Co 74 17
$ 96
Chemicals - 0 .06%
Axalta Coating Systems Ltd
(d)
77 3
Ecolab Inc 492 97
FMC Corp 48 3
Linde PLC 116 48
PPG Industries Inc 146 22
RPM International Inc 62 7
Sherwin-Williams Co/The 504 157
Valvoline Inc
(d)
93 3
$ 340
Commercial Services - 5 .53%
Affirm Holdings Inc
(d)
13,333 655
Automatic Data Processing Inc 903 210
Avis Budget Group Inc 22 4
Block Inc
(d)
507 39
Booz Allen Hamilton Holding Corp 326 42
Bright Horizons Family Solutions Inc
(d)
24 2
Cintas Corp 14,185 8,549
CoStar Group Inc
(d)
87,097 7,611
Equifax Inc 214 53
Euronet Worldwide Inc
(d)
61 6
FleetCor Technologies Inc
(d)
170 48
FTI Consulting Inc
(d)
16 3
Gartner Inc
(d)
195 88
Global Payments Inc 24,279 3,083
Grand Canyon Education Inc
(d)
27 4
H&R Block Inc 250 12
MarketAxess Holdings Inc 94 28
Moody's Corp 368 144
Morningstar Inc 66 19
Paylocity Holding Corp
(d)
11,629 1,917
PayPal Holdings Inc
(d)
2,534 156
Quanta Services Inc 96 21
RB Global Inc 347 23
Rollins Inc 643 28
S&P Global Inc 20,875 9,196
Service Corp International/US 137 9
Shift4 Payments Inc
(d)
137 10
Toast Inc
(d)
901 16
U-Haul Holding Co 100 7
U-Haul Holding Co
(d)
11 1
United Rentals Inc 36 21
Verisk Analytics Inc 363 87
WEX Inc
(d)
50 10

Schedule of Investments
LargeCap Growth Account I
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
WillScot Mobile Mini Holdings Corp
(d)
123 $ 5
$ 32,107
Computers - 5 .35%
Accenture PLC - Class A 1,609 564
Apple Inc 156,005 30,035
Crowdstrike Holdings Inc
(d)
543 139
EPAM Systems Inc
(d)
141 42
Fortinet Inc
(d)
1,672 98
Genpact Ltd 113 4
Globant SA
(d)
104 25
HP Inc 448 13
KBR Inc 124 7
NetApp Inc 212 19
Pure Storage Inc
(d)
551 20
Zscaler Inc
(d)
225 50
$ 31,016
Consumer Products - 0 .04%
Avery Dennison Corp 68 14
Church & Dwight Co Inc 557 52
Clorox Co/The 314 45
Kimberly-Clark Corp 807 98
$ 209
Cosmetics & Personal Care - 0 .04%
Estee Lauder Cos Inc/The 180 26
Kenvue Inc 1,477 32
Procter & Gamble Co/The 1,127 165
$ 223
Distribution & Wholesale - 0 .06%
Copart Inc
(d)
2,184 107
Fastenal Co 1,080 70
Ferguson PLC 29 6
Pool Corp 96 38
SiteOne Landscape Supply Inc
(d)
37 6
Watsco Inc 22 9
WW Grainger Inc 112 93
$ 329
Diversified Financial Services - 4 .88%
American Express Co 488 92
Ameriprise Financial Inc 263 100
Apollo Global Management Inc 1,328 124
Ares Management Corp 415 49
Blue Owl Capital Inc 173 3
Charles Schwab Corp/The 12,390 853
Houlihan Lokey Inc 11 1
LPL Financial Holdings Inc 194 44
Mastercard Inc 42,341 18,059
Rocket Cos Inc
(d),(g)
146 2
SLM Corp 226 4
TPG Inc 60 3
Tradeweb Markets Inc 15,852 1,440
UWM Holdings Corp
(g)
108 1
Visa Inc 28,899 7,524
Western Union Co/The 179 2
XP Inc 89 2
$ 28,303
Electric - 0 .00%
AES Corp/The 1,038 20
Vistra Corp 270 10
$ 30
Electrical Components & Equipment - 0 .99%
ChargePoint Holdings Inc
(d),(g)
908 2
Generac Holdings Inc
(d)
44,284 5,723
Universal Display Corp 54 11
$ 5,736
Electronics - 0 .77%
Allegion plc 201 25
Amphenol Corp 42,811 4,244
Honeywell International Inc 218 46
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Hubbell Inc 62 $ 20
Jabil Inc 203 26
Keysight Technologies Inc
(d)
116 18
Mettler-Toledo International Inc
(d)
55 67
Vontier Corp 134 5
$ 4,451
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
338 45
Engineering & Construction - 0 .00%
EMCOR Group Inc 41 9
TopBuild Corp
(d)
7 2
$ 11
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
215 10
Churchill Downs Inc 176 24
DraftKings Inc
(d)
1,050 37
Live Nation Entertainment Inc
(d)
91 8
TKO Group Holdings Inc 154 13
Vail Resorts Inc 13 3
$ 95
Environmental Control - 0 .89%
Tetra Tech Inc 25 4
Veralto Corp 60,577 4,983
Waste Management Inc 931 167
$ 5,154
Food - 0 .03%
Albertsons Cos Inc 116 3
Hershey Co/The 283 53
Lamb Weston Holdings Inc 345 37
Performance Food Group Co
(d)
184 13
Sysco Corp 1,292 94
$ 200
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 132 29
MSA Safety Inc 16 2
$ 31
Healthcare - Products - 7 .86%
10X Genomics Inc
(d)
234 13
Abbott Laboratories 273 30
Agilent Technologies Inc 605 84
Align Technology Inc
(d)
24,370 6,677
Bio-Techne Corp 369 29
Bruker Corp 264 19
Danaher Corp 3,010 696
Edwards Lifesciences Corp
(d)
95,516 7,283
Exact Sciences Corp
(d)
158 12
GE HealthCare Technologies Inc 76 6
Globus Medical Inc
(d)
86 5
IDEXX Laboratories Inc
(d)
208 115
Inspire Medical Systems Inc
(d)
74 15
Insulet Corp
(d)
176 38
Intuitive Surgical Inc
(d)
48,169 16,250
Masimo Corp
(d)
110 13
Natera Inc
(d)
274 17
Novocure Ltd
(d)
267 4
Penumbra Inc
(d)
3,307 832
Repligen Corp
(d)
63 11
ResMed Inc 369 64
Shockwave Medical Inc
(d)
92 18
Stryker Corp 17,588 5,267
Tandem Diabetes Care Inc
(d)
29 1
Thermo Fisher Scientific Inc 15,023 7,974
Waters Corp
(d)
149 49
West Pharmaceutical Services Inc 188 66
$ 45,588

Schedule of Investments
LargeCap Growth Account I
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .26%
agilon health Inc
(d)
660 $ 8
Chemed Corp 27 16
DaVita Inc
(d)
137 14
Elevance Health Inc 80 38
Encompass Health Corp 21 2
Ginkgo Bioworks Holdings Inc
(d),(g)
587 1
HCA Healthcare Inc 103 28
Humana Inc 3,697 1,692
ICON PLC
(d)
31 9
IQVIA Holdings Inc
(d)
429 99
Medpace Holdings Inc
(d)
58 18
Molina Healthcare Inc
(d)
79 29
Sotera Health Co
(d)
177 3
UnitedHealth Group Inc 21,166 11,143
$ 13,100
Home Builders - 0 .00%
NVR Inc
(d)
1 7
Home Furnishings - 0 .00%
Tempur Sealy International Inc 87 4
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 106 7
Insurance - 1 .46%
Arch Capital Group Ltd
(d)
129 10
Arthur J Gallagher & Co 31 7
Brighthouse Financial Inc
(d)
22 1
Brown & Brown Inc 230 16
Equitable Holdings Inc 891 30
Everest Group Ltd 17 6
Kinsale Capital Group Inc 55 19
Lincoln National Corp 52 1
Marsh & McLennan Cos Inc 1,009 191
Primerica Inc 59 12
Progressive Corp/The 51,083 8,137
RenaissanceRe Holdings Ltd 37 7
RLI Corp 28 4
Ryan Specialty Holdings Inc
(d)
242 10
Willis Towers Watson PLC 33 8
$ 8,459
Internet - 18 .46%
Airbnb Inc
(d)
1,032 140
Alphabet Inc - A Shares
(d)
142,181 19,862
Alphabet Inc - C Shares
(d)
87,575 12,342
Amazon.com Inc
(d)
219,319 33,324
Booking Holdings Inc
(d)
1,201 4,260
CDW Corp/DE 324 74
Chewy Inc
(d)
123,048 2,908
Coupang Inc
(d)
83,626 1,354
DoorDash Inc - Class A
(d)
609 60
eBay Inc 85 4
Etsy Inc
(d)
176 14
Expedia Group Inc
(d)
257 39
Gen Digital Inc 220 5
GoDaddy Inc
(d)
232 25
Lyft Inc
(d)
874 13
Maplebear Inc
(d),(g)
36 1
Match Group Inc
(d)
105,173 3,839
Meta Platforms Inc
(d)
36,158 12,798
Netflix Inc
(d)
7,392 3,598
Okta Inc
(d)
32 3
Palo Alto Networks Inc
(d)
767 226
Pinterest Inc
(d)
1,486 55
Roku Inc
(d)
39 3
Snap Inc Class A
(d)
63,438 1,074
Spotify Technology SA
(d)
10,215 1,920
Uber Technologies Inc
(d)
148,538 9,146
VeriSign Inc
(d)
12 2
Wayfair Inc
(d)
74 4
$ 107,093
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .09%
Brunswick Corp/DE 19 $ 2
Norwegian Cruise Line Holdings Ltd
(d)
260 5
Peloton Interactive Inc
(d)
80,794 492
Planet Fitness Inc
(d)
104 8
Polaris Inc 16 1
Royal Caribbean Cruises Ltd
(d)
175 23
YETI Holdings Inc
(d)
221 11
$ 542
Lodging - 0 .04%
Choice Hotels International Inc 76 9
Hilton Worldwide Holdings Inc 295 54
Las Vegas Sands Corp 871 43
Marriott International Inc/MD 621 140
Travel + Leisure Co 82 3
Wyndham Hotels & Resorts Inc 20 1
Wynn Resorts Ltd 21 2
$ 252
Machinery - Construction & Mining - 0 .05%
BWX Technologies Inc 40 3
Caterpillar Inc 975 288
Vertiv Holdings Co 77 4
$ 295
Machinery - Diversified - 1 .26%
Deere & Co 632 253
Graco Inc 174 15
IDEX Corp 15,606 3,388
Ingersoll Rand Inc 45,401 3,511
Otis Worldwide Corp 63 6
Rockwell Automation Inc 292 91
Toro Co/The 259 25
Xylem Inc/NY 72 8
$ 7,297
Media - 0 .03%
Cable One Inc 1 —
Charter Communications Inc
(d)
258 100
FactSet Research Systems Inc 96 46
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
62 5
Nexstar Media Group Inc 30 5
$ 157
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 169 24
Valmont Industries Inc 5 1
$ 25
Mining - 0 .00%
Southern Copper Corp 212 18
Miscellaneous Manufacturers - 0 .04%
A O Smith Corp 33 3
Axon Enterprise Inc
(d)
179 46
Donaldson Co Inc 128 9
Illinois Tool Works Inc 623 163
$ 221
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
24 7
Oil & Gas - 0 .02%
APA Corp 693 25
Hess Corp 390 56
Ovintiv Inc 289 13
Texas Pacific Land Corp 16 25
$ 119
Oil & Gas Services - 0 .33%
Halliburton Co 454 16
Schlumberger NV 36,280 1,888
$ 1,904

Schedule of Investments
LargeCap Growth Account I
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 433 $ 2
Graphic Packaging Holding Co 415 10
Sealed Air Corp 203 7
$ 19
Pharmaceuticals - 4 .29%
AbbVie Inc 4,495 697
Becton Dickinson & Co 11,716 2,857
Cardinal Health Inc 322 32
Cencora Inc 411 84
Cigna Group/The 22,841 6,840
Dexcom Inc
(d)
984 122
Eli Lilly & Co 11,145 6,496
Jazz Pharmaceuticals PLC
(d)
81 10
McKesson Corp 130 60
Merck & Co Inc 1,190 130
Neurocrine Biosciences Inc
(d)
241 32
Zoetis Inc 38,194 7,539
$ 24,899
Pipelines - 0 .03%
Antero Midstream Corp 289 4
Cheniere Energy Inc 610 104
New Fortress Energy Inc 165 6
ONEOK Inc 80 6
Targa Resources Corp 563 49
$ 169
Private Equity - 0 .05%
Blackstone Inc 1,815 238
KKR & Co Inc 415 34
$ 272
REITs - 1 .65%
American Tower Corp 1,185 256
Crown Castle Inc 117 14
Equinix Inc 119 96
Equity LifeStyle Properties Inc 148 10
Iron Mountain Inc 361 25
Lamar Advertising Co 170 18
Public Storage 231 71
SBA Communications Corp 35,770 9,074
Simon Property Group Inc 176 25
Sun Communities Inc 69 9
UDR Inc 59 2
$ 9,600
Retail - 5 .47%
AutoZone Inc
(d)
37 96
Best Buy Co Inc 68 5
BJ's Wholesale Club Holdings Inc
(d)
118 8
Burlington Stores Inc
(d)
161 31
CarMax Inc
(d)
29 2
Casey's General Stores Inc 17 5
Cava Group Inc
(d),(g)
36 1
Chipotle Mexican Grill Inc
(d)
1,063 2,431
Costco Wholesale Corp 17,714 11,692
Darden Restaurants Inc 140 23
Dick's Sporting Goods Inc 14 2
Dollar General Corp 10,767 1,464
Domino's Pizza Inc 87 36
Five Below Inc
(d)
139 30
Floor & Decor Holdings Inc
(d)
259 29
Freshpet Inc
(d)
31 3
Home Depot Inc/The 2,548 883
Lowe's Cos Inc 1,079 240
Lululemon Athletica Inc
(d)
18,417 9,417
McDonald's Corp 767 227
Murphy USA Inc 47 17
Ollie's Bargain Outlet Holdings Inc
(d)
51 4
O'Reilly Automotive Inc
(d)
128 122
RH
(d)
9 3
Ross Stores Inc 28,592 3,956
Starbucks Corp 2,873 276
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Target Corp 1,171 $ 167
Texas Roadhouse Inc 170 21
TJX Cos Inc/The 2,933 275
Tractor Supply Co 278 60
Ulta Beauty Inc
(d)
125 61
Victoria's Secret & Co
(d)
88 2
Wendy's Co/The 435 8
Williams-Sonoma Inc 21 4
Wingstop Inc 77 20
Yum! Brands Inc 626 82
$ 31,703
Semiconductors - 7 .13%
Advanced Micro Devices Inc
(d)
15,171 2,236
Allegro MicroSystems Inc
(d)
191 6
Applied Materials Inc 1,799 292
ASML Holding NV - NY Reg Shares 4,611 3,490
Broadcom Inc 1,098 1,226
Entegris Inc 26 3
KLA Corp 349 203
Lam Research Corp 318 249
Lattice Semiconductor Corp
(d)
341 23
Microchip Technology Inc 976 88
Monolithic Power Systems Inc 116 73
NVIDIA Corp 56,004 27,735
NXP Semiconductors NV 22,528 5,174
QUALCOMM Inc 2,478 358
Teradyne Inc 327 35
Texas Instruments Inc 943 161
$ 41,352
Software - 25 .49%
Adobe Inc
(d)
22,544 13,450
Alteryx Inc
(d)
156 7
ANSYS Inc
(d)
182 66
AppLovin Corp
(d)
138 6
Atlassian Corp
(d)
44,208 10,516
Autodesk Inc
(d)
33,630 8,188
Bentley Systems Inc 448 23
Broadridge Financial Solutions Inc 249 51
Cadence Design Systems Inc
(d)
8,743 2,381
Ceridian HCM Holding Inc
(d)
42 3
Cloudflare Inc
(d)
739 62
Confluent Inc
(d)
471 11
Datadog Inc
(d)
695 84
DocuSign Inc
(d)
509 30
DoubleVerify Holdings Inc
(d)
365 13
Doximity Inc
(d)
155 4
Dropbox Inc - A Shares
(d)
573 17
Dynatrace Inc
(d)
36,191 1,979
Elastic NV
(d)
198 22
Fair Isaac Corp
(d)
1,702 1,981
Fiserv Inc
(d)
57,413 7,627
Five9 Inc
(d)
181 14
Gitlab Inc
(d)
224 14
HashiCorp Inc
(d)
170 4
HubSpot Inc
(d)
116 67
Informatica Inc
(d)
28 1
Intuit Inc 36,277 22,674
Jack Henry & Associates Inc 59 10
Magic Leap Inc
(d),(e),(f)
371 2
Manhattan Associates Inc
(d)
156 34
Microsoft Corp 142,236 53,486
MongoDB Inc
(d)
1,854 759
MSCI Inc 97 55
nCino Inc
(d)
19 1
Nutanix Inc
(d)
164 8
Oracle Corp 1,615 170
Palantir Technologies Inc
(d)
4,849 83
Paychex Inc 820 98
Paycom Software Inc 131 27

Schedule of Investments
LargeCap Growth Account I
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paycor HCM Inc
(d)
82 $ 2
Pegasystems Inc 107 5
Playtika Holding Corp
(d)
65 1
Procore Technologies Inc
(d)
203 14
PTC Inc
(d)
151 26
RingCentral Inc
(d)
218 7
ROBLOX Corp
(d)
1,181 54
Salesforce Inc
(d)
7,742 2,037
SentinelOne Inc
(d)
82 2
ServiceNow Inc
(d)
22,828 16,128
Smartsheet Inc
(d)
319 15
Snowflake Inc - Class A
(d)
800 159
Splunk Inc
(d)
395 60
Stripe Inc - Class B
(d),(e),(f)
5,754 129
Synopsys Inc
(d)
386 199
Teradata Corp
(d)
255 11
Twilio Inc
(d)
72 6
Tyler Technologies Inc
(d)
80 33
UiPath Inc
(d)
743 18
Unity Software Inc
(d)
292 12
Veeva Systems Inc
(d)
24,634 4,743
Workday Inc
(d)
511 141
ZoomInfo Technologies Inc
(d)
396 7
$ 147,837
Telecommunications - 0 .46%
Arista Networks Inc
(d)
638 150
Iridium Communications Inc 293 12
Motorola Solutions Inc 387 121
T-Mobile US Inc 14,967 2,400
Ubiquiti Inc 11 2
$ 2,685
Transportation - 0 .07%
CH Robinson Worldwide Inc 223 19
CSX Corp 565 20
Expeditors International of Washington Inc 51 7
JB Hunt Transport Services Inc 42 8
Landstar System Inc 73 14
Old Dominion Freight Line Inc 233 95
Saia Inc
(d)
9 4
Union Pacific Corp 664 163
United Parcel Service Inc 510 80
$ 410
TOTAL COMMON STOCKS $ 563,878
Total Investments $ 579,442
Other Assets and Liabilities -  0.11% 630
TOTAL NET ASSETS - 100.00% $ 580,072
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Technology 38 .00%
Consumer, Non-cyclical 21 .16%
Communications 18 .96%
Financial 8 .05%
Consumer, Cyclical 6 .32%
Industrial 4 .32%
Money Market Funds 2 .57%
Energy 0 .39%
Basic Materials 0 .08%
Exchange-Traded Funds 0 .04%
Utilities 0 .00%
Other Assets and Liabilities
0 .11%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 11,974 $ 127,774 $ 124,867 $ 14,881
$ 11,974 $ 127,774 $ 124,867 $ 14,881
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 637 $ — $ — $ —
$ 637 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Account I
December 31, 2023
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ 2 0.00%
Nuro - Series C   0.00% 10/30/2020 228 71 0.01%
Rappi Inc - Series E   0.00% 09/08/2020 306 117 0.02%
Sila Nano Series F   0.00% 01/07/2021 204 100 0.02%
Stripe Inc - Class B 12/17/2019 90 129 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 214 142 0.02%
Total $ 561 0.09%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2024 Long 16 $ 3,856 $ 123
Total $ 123
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .60 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Core S&P 500 ETF 15,016 $ 7,172
Money Market Funds - 1 .35%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
37,543,623 37,544
TOTAL INVESTMENT COMPANIES $ 44,716
COMMON STOCKS - 98 .36 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 26,228 $ 856
Omnicom Group Inc 13,553 1,173
$ 2,029
Aerospace & Defense - 1 .50%
Boeing Co/The
(c)
38,941 10,150
General Dynamics Corp 15,511 4,028
Howmet Aerospace Inc 26,786 1,450
L3Harris Technologies Inc 12,978 2,733
Lockheed Martin Corp 15,121 6,854
Northrop Grumman Corp 9,707 4,544
RTX Corp 98,465 8,285
TransDigm Group Inc 3,786 3,830
$ 41,874
Agriculture - 0 .66%
Altria Group Inc 121,114 4,886
Archer-Daniels-Midland Co 36,526 2,638
Bunge Global SA 9,950 1,004
Philip Morris International Inc 106,306 10,001
$ 18,529
Airlines - 0 .16%
American Airlines Group Inc
(c)
44,753 615
Delta Air Lines Inc 44,064 1,772
Southwest Airlines Co 40,822 1,179
United Airlines Holdings Inc
(c)
22,460 927
$ 4,493
Apparel - 0 .38%
NIKE Inc 83,819 9,100
Ralph Lauren Corp 2,723 393
Tapestry Inc 15,695 578
VF Corp 22,636 425
$ 10,496
Automobile Manufacturers - 2 .14%
Cummins Inc 9,707 2,326
Ford Motor Co 269,263 3,282
General Motors Co 93,780 3,369
PACCAR Inc 35,820 3,498
Tesla Inc
(c)
189,385 47,058
$ 59,533
Automobile Parts & Equipment - 0 .08%
Aptiv PLC
(c)
19,370 1,738
BorgWarner Inc 16,097 577
$ 2,315
Banks - 4 .00%
Bank of America Corp 471,468 15,874
Bank of New York Mellon Corp/The 52,666 2,741
Citigroup Inc 131,060 6,742
Citizens Financial Group Inc 31,927 1,058
Comerica Inc 9,031 504
Fifth Third Bancorp 46,636 1,609
Goldman Sachs Group Inc/The 22,332 8,615
Huntington Bancshares Inc/OH 99,162 1,261
JPMorgan Chase & Co 197,971 33,675
KeyCorp 64,114 923
M&T Bank Corp 11,365 1,558
Morgan Stanley 86,544 8,070
Northern Trust Corp 14,178 1,196
PNC Financial Services Group Inc/The 27,278 4,224
Regions Financial Corp 63,690 1,234
State Street Corp 21,132 1,637
Truist Financial Corp 91,325 3,372
US Bancorp 106,621 4,615
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 248,689 $ 12,241
Zions Bancorp NA 10,146 445
$ 111,594
Beverages - 1 .47%
Brown-Forman Corp - B Shares 12,531 716
Coca-Cola Co/The 266,453 15,702
Constellation Brands Inc 11,066 2,675
Keurig Dr Pepper Inc 68,945 2,297
Molson Coors Beverage Co 12,681 776
Monster Beverage Corp
(c)
50,587 2,915
PepsiCo Inc 94,148 15,990
$ 41,071
Biotechnology - 1 .47%
Amgen Inc 36,648 10,555
Biogen Inc
(c)
9,923 2,568
Bio-Rad Laboratories Inc
(c)
1,433 463
Corteva Inc 48,259 2,313
Gilead Sciences Inc 85,328 6,912
Illumina Inc
(c)
10,873 1,514
Incyte Corp
(c)
12,738 800
Moderna Inc
(c)
22,714 2,259
Regeneron Pharmaceuticals Inc
(c)
7,335 6,442
Vertex Pharmaceuticals Inc
(c)
17,646 7,180
$ 41,006
Building Materials - 0 .60%
Builders FirstSource Inc
(c)
8,449 1,410
Carrier Global Corp 57,455 3,301
Johnson Controls International plc 46,588 2,685
Martin Marietta Materials Inc 4,233 2,112
Masco Corp 15,374 1,030
Mohawk Industries Inc
(c)
3,620 375
Trane Technologies PLC 15,641 3,815
Vulcan Materials Co 9,099 2,065
$ 16,793
Chemicals - 1 .51%
Air Products and Chemicals Inc 15,212 4,165
Albemarle Corp 8,036 1,161
Celanese Corp 6,858 1,066
CF Industries Holdings Inc 13,084 1,040
Dow Inc 48,031 2,634
DuPont de Nemours Inc 29,449 2,265
Eastman Chemical Co 8,120 729
Ecolab Inc 17,379 3,447
FMC Corp 8,544 539
International Flavors & Fragrances Inc 17,482 1,415
Linde PLC 33,205 13,638
LyondellBasell Industries NV 17,548 1,668
Mosaic Co/The 22,382 800
PPG Industries Inc 16,146 2,415
Sherwin-Williams Co/The 16,126 5,030
$ 42,012
Commercial Services - 1 .75%
Automatic Data Processing Inc 28,166 6,562
Cintas Corp 5,929 3,573
CoStar Group Inc
(c)
27,965 2,444
Equifax Inc 8,436 2,086
FleetCor Technologies Inc
(c)
4,945 1,398
Gartner Inc
(c)
5,338 2,408
Global Payments Inc 17,830 2,264
MarketAxess Holdings Inc 2,594 760
Moody's Corp 10,778 4,209
PayPal Holdings Inc
(c)
73,830 4,534
Quanta Services Inc 9,949 2,147
Robert Half Inc 7,252 638
Rollins Inc 19,225 840
S&P Global Inc 22,188 9,774
United Rentals Inc 4,642 2,662
Verisk Analytics Inc 9,932 2,372
$ 48,671

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 8 .33%
Accenture PLC - Class A 42,978 $ 15,081
Apple Inc 1,001,120 192,746
Cognizant Technology Solutions Corp 34,337 2,593
EPAM Systems Inc
(c)
3,952 1,175
Fortinet Inc
(c)
43,646 2,555
Hewlett Packard Enterprise Co 87,848 1,492
HP Inc 59,553 1,792
International Business Machines Corp 62,528 10,226
Leidos Holdings Inc 9,415 1,019
NetApp Inc 14,298 1,261
Seagate Technology Holdings PLC 13,320 1,137
Western Digital Corp
(c)
22,202 1,163
$ 232,240
Consumer Products - 0 .24%
Avery Dennison Corp 5,515 1,115
Church & Dwight Co Inc 16,870 1,595
Clorox Co/The 8,490 1,211
Kimberly-Clark Corp 23,142 2,812
$ 6,733
Cosmetics & Personal Care - 1 .18%
Colgate-Palmolive Co 56,384 4,495
Estee Lauder Cos Inc/The 15,906 2,326
Kenvue Inc 118,022 2,541
Procter & Gamble Co/The
(d)
161,396 23,651
$ 33,013
Distribution & Wholesale - 0 .36%
Copart Inc
(c)
59,833 2,932
Fastenal Co 39,130 2,534
LKQ Corp 18,325 876
Pool Corp 2,649 1,056
WW Grainger Inc 3,025 2,507
$ 9,905
Diversified Financial Services - 3 .62%
American Express Co 39,423 7,385
Ameriprise Financial Inc 6,929 2,632
BlackRock Inc 9,576 7,774
Capital One Financial Corp 26,080 3,420
Cboe Global Markets Inc 7,229 1,291
Charles Schwab Corp/The 101,910 7,011
CME Group Inc 24,652 5,192
Discover Financial Services 17,124 1,925
Franklin Resources Inc 19,306 575
Intercontinental Exchange Inc 39,195 5,034
Invesco Ltd 30,783 549
Mastercard Inc 56,707 24,186
Nasdaq Inc 23,309 1,355
Raymond James Financial Inc 12,869 1,435
Synchrony Financial 28,337 1,082
T Rowe Price Group Inc 15,303 1,648
Visa Inc 109,155 28,418
$ 100,912
Electric - 2 .17%
AES Corp/The 45,855 883
Alliant Energy Corp 17,473 896
Ameren Corp 18,006 1,303
American Electric Power Co Inc 36,010 2,925
CenterPoint Energy Inc 43,226 1,235
CMS Energy Corp 19,980 1,160
Consolidated Edison Inc 23,641 2,151
Constellation Energy Corp 21,871 2,557
Dominion Energy Inc 57,303 2,693
DTE Energy Co 14,119 1,557
Duke Energy Corp 52,778 5,122
Edison International 26,248 1,876
Entergy Corp 14,482 1,465
Evergy Inc 15,732 821
Eversource Energy 23,922 1,476
Exelon Corp 68,167 2,447
FirstEnergy Corp 35,365 1,296
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 140,496 $ 8,534
NRG Energy Inc 15,461 799
PG&E Corp 146,097 2,634
Pinnacle West Capital Corp 7,766 558
PPL Corp 50,478 1,368
Public Service Enterprise Group Inc 34,124 2,087
Sempra 43,096 3,221
Southern Co/The 74,685 5,237
WEC Energy Group Inc 21,601 1,818
Xcel Energy Inc 37,788 2,339
$ 60,458
Electrical Components & Equipment - 0 .49%
AMETEK Inc 15,804 2,606
Eaton Corp PLC 27,344 6,585
Emerson Electric Co 39,040 3,800
Generac Holdings Inc
(c)
4,207 543
$ 13,534
Electronics - 0 .98%
Allegion plc 6,011 762
Amphenol Corp 40,970 4,061
Fortive Corp 24,066 1,772
Garmin Ltd 10,482 1,347
Honeywell International Inc 45,145 9,468
Hubbell Inc 3,673 1,208
Jabil Inc 8,760 1,116
Keysight Technologies Inc
(c)
12,161 1,935
Mettler-Toledo International Inc
(c)
1,485 1,801
TE Connectivity Ltd 21,282 2,990
Trimble Inc
(c)
17,034 906
$ 27,366
Energy - Alternate Sources - 0 .09%
Enphase Energy Inc
(c)
9,349 1,235
First Solar Inc
(c)
7,317 1,261
$ 2,496
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 8,623 1,119
Entertainment - 0 .06%
Caesars Entertainment Inc
(c)
14,770 692
Live Nation Entertainment Inc
(c)
9,718 910
$ 1,602
Environmental Control - 0 .32%
Pentair PLC 11,318 823
Republic Services Inc 14,005 2,310
Veralto Corp 15,012 1,235
Waste Management Inc 25,100 4,495
$ 8,863
Food - 0 .91%
Campbell Soup Co 13,452 582
Conagra Brands Inc 32,731 938
General Mills Inc 39,806 2,593
Hershey Co/The 10,264 1,914
Hormel Foods Corp 19,834 637
J M Smucker Co/The 7,266 918
Kellanova 18,061 1,010
Kraft Heinz Co/The 54,595 2,019
Kroger Co/The 45,316 2,071
Lamb Weston Holdings Inc 9,925 1,073
McCormick & Co Inc/MD 17,209 1,177
Mondelez International Inc 93,159 6,747
Sysco Corp 34,528 2,525
Tyson Foods Inc 19,533 1,050
$ 25,254
Forest Products & Paper - 0 .03%
International Paper Co 23,695 857
Gas - 0 .07%
Atmos Energy Corp 10,169 1,179
NiSource Inc 28,300 751
$ 1,930

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .07%
Snap-on Inc 3,615 $ 1,044
Stanley Black & Decker Inc 10,499 1,030
$ 2,074
Healthcare - Products - 3 .39%
Abbott Laboratories 118,835 13,080
Agilent Technologies Inc 20,035 2,785
Align Technology Inc
(c)
4,877 1,336
Baxter International Inc 34,739 1,343
Bio-Techne Corp 10,828 835
Boston Scientific Corp
(c)
100,268 5,797
Cooper Cos Inc/The 3,392 1,284
Danaher Corp 45,035 10,418
DENTSPLY SIRONA Inc 14,508 516
Edwards Lifesciences Corp
(c)
41,533 3,167
GE HealthCare Technologies Inc 26,812 2,073
Hologic Inc
(c)
16,774 1,199
IDEXX Laboratories Inc
(c)
5,691 3,159
Insulet Corp
(c)
4,782 1,038
Intuitive Surgical Inc
(c)
24,108 8,133
Medtronic PLC 91,113 7,506
ResMed Inc 10,071 1,732
Revvity Inc 8,451 924
STERIS PLC 6,764 1,487
Stryker Corp 23,154 6,934
Teleflex Inc 3,219 803
Thermo Fisher Scientific Inc 26,457 14,043
Waters Corp
(c)
4,049 1,333
West Pharmaceutical Services Inc 5,065 1,783
Zimmer Biomet Holdings Inc 14,311 1,742
$ 94,450
Healthcare - Services - 2 .16%
Catalent Inc
(c)
12,345 555
Centene Corp
(c)
36,582 2,715
Charles River Laboratories International Inc
(c)
3,513 830
DaVita Inc
(c)
3,689 386
Elevance Health Inc 16,090 7,587
HCA Healthcare Inc 13,564 3,672
Humana Inc 8,431 3,860
IQVIA Holdings Inc
(c)
12,540 2,902
Laboratory Corp of America Holdings 5,814 1,321
Molina Healthcare Inc
(c)
3,993 1,443
Quest Diagnostics Inc 7,698 1,061
UnitedHealth Group Inc 63,338 33,346
Universal Health Services Inc 4,178 637
$ 60,315
Home Builders - 0 .31%
DR Horton Inc 20,638 3,137
Lennar Corp - A Shares 17,131 2,553
NVR Inc
(c)
218 1,526
PulteGroup Inc 14,764 1,524
$ 8,740
Home Furnishings - 0 .02%
Whirlpool Corp 3,757 457
Insurance - 3 .62%
Aflac Inc 36,416 3,004
Allstate Corp/The 17,919 2,508
American International Group Inc 48,074 3,257
Aon PLC 13,711 3,990
Arch Capital Group Ltd
(c)
25,555 1,898
Arthur J Gallagher & Co 14,783 3,324
Assurant Inc 3,602 607
Berkshire Hathaway Inc - Class B
(c)
124,593 44,437
Brown & Brown Inc 16,174 1,150
Chubb Ltd 27,939 6,314
Cincinnati Financial Corp 10,745 1,112
Everest Group Ltd 2,972 1,051
Globe Life Inc 5,866 714
Hartford Financial Services Group Inc/The 20,597 1,656
Loews Corp 12,537 872
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 33,765 $ 6,398
MetLife Inc 42,578 2,816
Principal Financial Group Inc 15,021 1,182
Progressive Corp/The 40,063 6,381
Prudential Financial Inc 24,721 2,564
Travelers Cos Inc/The 15,641 2,979
W R Berkley Corp 13,949 987
Willis Towers Watson PLC 7,072 1,706
$ 100,907
Internet - 10 .92%
Airbnb Inc
(c)
29,769 4,053
Alphabet Inc - A Shares
(c)
405,254 56,610
Alphabet Inc - C Shares
(c)
341,073 48,067
Amazon.com Inc
(c)
622,734 94,618
Booking Holdings Inc
(c)
2,390 8,478
CDW Corp/DE 9,174 2,085
eBay Inc 35,541 1,550
Etsy Inc
(c)
8,201 665
Expedia Group Inc
(c)
9,130 1,386
F5 Inc
(c)
4,087 732
Gen Digital Inc 38,609 881
Match Group Inc
(c)
18,614 679
Meta Platforms Inc
(c)
151,995 53,800
Netflix Inc
(c)
29,972 14,593
Palo Alto Networks Inc
(c)
21,283 6,276
Uber Technologies Inc
(c)
140,917 8,676
VeriSign Inc
(c)
6,083 1,253
$ 304,402
Iron & Steel - 0 .15%
Nucor Corp 16,835 2,930
Steel Dynamics Inc 10,417 1,230
$ 4,160
Leisure Products & Services - 0 .14%
Carnival Corp
(c)
68,993 1,279
Norwegian Cruise Line Holdings Ltd
(c)
29,133 584
Royal Caribbean Cruises Ltd
(c)
16,143 2,090
$ 3,953
Lodging - 0 .35%
Hilton Worldwide Holdings Inc 17,561 3,197
Las Vegas Sands Corp 25,277 1,244
Marriott International Inc/MD 16,894 3,810
MGM Resorts International
(c)
18,713 836
Wynn Resorts Ltd 6,575 599
$ 9,686
Machinery - Construction & Mining - 0 .37%
Caterpillar Inc 34,934 10,329
Machinery - Diversified - 0 .77%
Deere & Co 18,342 7,334
Dover Corp 9,580 1,474
IDEX Corp 5,179 1,124
Ingersoll Rand Inc 27,720 2,144
Nordson Corp 3,710 980
Otis Worldwide Corp 28,026 2,508
Rockwell Automation Inc 7,853 2,438
Westinghouse Air Brake Technologies Corp 12,269 1,557
Xylem Inc/NY 16,507 1,888
$ 21,447
Media - 1 .12%
Charter Communications Inc
(c)
6,888 2,677
Comcast Corp - Class A 274,983 12,058
FactSet Research Systems Inc 2,602 1,241
Fox Corp - A Shares 16,930 502
Fox Corp - B Shares 9,035 250
News Corp - A Shares 26,062 640
News Corp - B Shares 7,862 202
Paramount Global - Class B 33,038 489
Walt Disney Co/The 125,300 11,314

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Warner Bros Discovery Inc
(c)
151,960 $ 1,729
$ 31,102
Mining - 0 .27%
Freeport-McMoRan Inc 98,196 4,180
Newmont Corp 78,922 3,267
$ 7,447
Miscellaneous Manufacturers - 0 .97%
3M Co 37,821 4,135
A O Smith Corp 8,411 693
Axon Enterprise Inc
(c)
4,822 1,246
General Electric Co 74,532 9,513
Illinois Tool Works Inc 18,750 4,911
Parker-Hannifin Corp 8,796 4,052
Teledyne Technologies Inc
(c)
3,230 1,442
Textron Inc 13,423 1,079
$ 27,071
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(c)
3,518 962
Oil & Gas - 3 .14%
APA Corp 21,003 754
Chevron Corp 120,221 17,932
ConocoPhillips 81,313 9,438
Coterra Energy Inc 51,510 1,314
Devon Energy Corp 43,875 1,987
Diamondback Energy Inc 12,257 1,901
EOG Resources Inc 39,932 4,830
EQT Corp 28,166 1,089
Exxon Mobil Corp 274,301 27,425
Hess Corp 18,931 2,729
Marathon Oil Corp 40,077 968
Marathon Petroleum Corp 26,002 3,858
Occidental Petroleum Corp 45,216 2,700
Phillips 66 30,128 4,011
Pioneer Natural Resources Co 15,977 3,593
Valero Energy Corp 23,314 3,031
$ 87,560
Oil & Gas Services - 0 .35%
Baker Hughes Co 68,906 2,355
Halliburton Co 61,293 2,216
Schlumberger NV 97,817 5,090
$ 9,661
Packaging & Containers - 0 .14%
Amcor PLC 98,975 954
Ball Corp 21,592 1,242
Packaging Corp of America 6,138 1,000
Westrock Co 17,559 729
$ 3,925
Pharmaceuticals - 5 .41%
AbbVie Inc 120,901 18,736
Becton Dickinson & Co 19,867 4,844
Bristol-Myers Squibb Co 139,337 7,149
Cardinal Health Inc 16,878 1,701
Cencora Inc 11,417 2,345
Cigna Group/The 20,039 6,001
CVS Health Corp 87,954 6,945
Dexcom Inc
(c)
26,459 3,283
Eli Lilly & Co 54,607 31,831
Henry Schein Inc
(c)
8,943 677
Johnson & Johnson 164,847 25,838
McKesson Corp 9,112 4,219
Merck & Co Inc 173,525 18,918
Pfizer Inc 386,656 11,132
Viatris Inc 82,152 890
Zoetis Inc 31,440 6,205
$ 150,714
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .34%
Kinder Morgan Inc 132,425 $ 2,336
ONEOK Inc 39,893 2,801
Targa Resources Corp 15,270 1,326
Williams Cos Inc/The 83,305 2,902
$ 9,365
Private Equity - 0 .23%
Blackstone Inc 48,656 6,370
Real Estate - 0 .07%
CBRE Group Inc
(c)
20,872 1,943
REITs - 2 .32%
Alexandria Real Estate Equities Inc 10,708 1,357
American Tower Corp 31,922 6,891
AvalonBay Communities Inc 9,726 1,821
Boston Properties Inc 9,888 694
Camden Property Trust 7,312 726
Crown Castle Inc 29,720 3,423
Digital Realty Trust Inc 20,739 2,791
Equinix Inc 6,427 5,176
Equity Residential 23,661 1,447
Essex Property Trust Inc 4,396 1,090
Extra Space Storage Inc 14,469 2,320
Federal Realty Investment Trust 5,029 518
Healthpeak Properties Inc 37,463 742
Host Hotels & Resorts Inc 48,308 941
Invitation Homes Inc 39,392 1,344
Iron Mountain Inc 19,996 1,399
Kimco Realty Corp 42,449 905
Mid-America Apartment Communities Inc 7,991 1,075
Prologis Inc 63,273 8,434
Public Storage 10,837 3,305
Realty Income Corp 49,572 2,846
Regency Centers Corp 11,250 754
SBA Communications Corp 7,388 1,874
Simon Property Group Inc 22,341 3,187
UDR Inc 20,723 794
Ventas Inc 27,555 1,373
VICI Properties Inc 70,842 2,258
Welltower Inc 37,901 3,418
Weyerhaeuser Co 49,990 1,738
$ 64,641
Retail - 4 .95%
AutoZone Inc
(c)
1,208 3,124
Bath & Body Works Inc 15,571 672
Best Buy Co Inc 13,265 1,038
CarMax Inc
(c)
10,864 834
Chipotle Mexican Grill Inc
(c)
1,880 4,300
Costco Wholesale Corp 30,319 20,013
Darden Restaurants Inc 8,240 1,354
Dollar General Corp 15,030 2,043
Dollar Tree Inc
(c)
14,313 2,033
Domino's Pizza Inc 2,389 985
Genuine Parts Co 9,601 1,330
Home Depot Inc/The 68,484 23,733
Lowe's Cos Inc 39,521 8,795
Lululemon Athletica Inc
(c)
7,886 4,032
McDonald's Corp 49,671 14,728
O'Reilly Automotive Inc
(c)
4,052 3,850
Ross Stores Inc 23,190 3,209
Starbucks Corp 78,244 7,512
Target Corp 31,611 4,502
TJX Cos Inc/The 78,346 7,350
Tractor Supply Co 7,404 1,592
Ulta Beauty Inc
(c)
3,372 1,652
Walgreens Boots Alliance Inc 49,103 1,282
Walmart Inc 97,686 15,400
Yum! Brands Inc 19,196 2,508
$ 137,871

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 7 .88%
Advanced Micro Devices Inc
(c)
110,639 $ 16,309
Analog Devices Inc 34,123 6,776
Applied Materials Inc 57,284 9,284
Broadcom Inc 30,059 33,553
Intel Corp 288,702 14,507
KLA Corp 9,309 5,411
Lam Research Corp 9,025 7,069
Microchip Technology Inc 37,051 3,341
Micron Technology Inc 75,190 6,417
Monolithic Power Systems Inc 3,279 2,068
NVIDIA Corp 169,142 83,763
NXP Semiconductors NV 17,652 4,054
ON Semiconductor Corp
(c)
29,494 2,464
Qorvo Inc
(c)
6,667 751
QUALCOMM Inc 76,217 11,023
Skyworks Solutions Inc 10,916 1,227
Teradyne Inc 10,469 1,136
Texas Instruments Inc 62,193 10,602
$ 219,755
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 2,721 706
Software - 11 .06%
Adobe Inc
(c)
31,178 18,601
Akamai Technologies Inc
(c)
10,328 1,222
ANSYS Inc
(c)
5,943 2,157
Autodesk Inc
(c)
14,639 3,564
Broadridge Financial Solutions Inc 8,057 1,658
Cadence Design Systems Inc
(c)
18,630 5,074
Ceridian HCM Holding Inc
(c)
10,680 717
Electronic Arts Inc 16,761 2,293
Fair Isaac Corp
(c)
1,693 1,971
Fidelity National Information Services Inc 40,573 2,437
Fiserv Inc
(c)
41,100 5,460
Intuit Inc 19,192 11,996
Jack Henry & Associates Inc 4,988 815
Microsoft Corp 508,947 191,384
MSCI Inc 5,417 3,064
Oracle Corp 108,799 11,471
Paychex Inc 22,014 2,622
Paycom Software Inc 3,359 694
PTC Inc
(c)
8,138 1,424
Roper Technologies Inc 7,316 3,988
Salesforce Inc
(c)
66,630 17,533
ServiceNow Inc
(c)
14,037 9,917
Synopsys Inc
(c)
10,415 5,363
Take-Two Interactive Software Inc
(c)
10,829 1,743
Tyler Technologies Inc
(c)
2,882 1,205
$ 308,373
Telecommunications - 1 .74%
Arista Networks Inc
(c)
17,255 4,064
AT&T Inc 489,620 8,216
Cisco Systems Inc 277,374 14,013
Corning Inc 52,582 1,601
Juniper Networks Inc 21,836 644
Motorola Solutions Inc 11,366 3,558
T-Mobile US Inc 34,846 5,587
Verizon Communications Inc 287,889 10,853
$ 48,536
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 8,931 456
Transportation - 1 .29%
CH Robinson Worldwide Inc 7,987 690
CSX Corp 135,322 4,692
Expeditors International of Washington Inc 9,957 1,266
FedEx Corp 15,840 4,007
JB Hunt Transport Services Inc 5,580 1,115
Norfolk Southern Corp 15,486 3,661
Old Dominion Freight Line Inc 6,128 2,484
Union Pacific Corp 41,745 10,253
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
United Parcel Service Inc 49,528 $ 7,787
$ 35,955
Water - 0 .06%
American Water Works Co Inc 13,333 1,760
TOTAL COMMON STOCKS $ 2,741,791
Total Investments $ 2,786,507
Other Assets and Liabilities -  0.04% 984
TOTAL NET ASSETS - 100.00% $ 2,787,491
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$9,063 or 0.33% of net assets.
Portfolio Summary
Sector Percent
Technology 27 .30%
Consumer, Non-cyclical 18 .64%
Financial 13 .86%
Communications 13 .85%
Consumer, Cyclical 8 .97%
Industrial 7 .56%
Energy 3 .92%
Utilities 2 .30%
Basic Materials 1 .96%
Money Market Funds 1 .35%
Exchange-Traded Funds 0 .25%
Other Assets and Liabilities
0 .04%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 88,905 $ 393,581 $ 444,942 $ 37,544
$ 88,905 $ 393,581 $ 444,942 $ 37,544
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 2,188 $ — $ — $ —
$ 2,188 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2024 Long 156 $ 37,596 $ 1,238
Total $ 1,238
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 6 .67 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .30%
iShares Core S&P 500 ETF 1,116 $ 533
Money Market Funds - 6 .37%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
11,369,636 11,370
TOTAL INVESTMENT COMPANIES $ 11,903
COMMON STOCKS - 92 .66 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 1,582 $ 52
Omnicom Group Inc 816 70
$ 122
Aerospace & Defense - 1 .42%
Boeing Co/The
(c)
2,347 612
General Dynamics Corp 935 243
Howmet Aerospace Inc 1,615 87
L3Harris Technologies Inc 782 165
Lockheed Martin Corp 913 414
Northrop Grumman Corp 587 275
RTX Corp 5,940 500
TransDigm Group Inc 229 231
$ 2,527
Agriculture - 0 .63%
Altria Group Inc 7,305 295
Archer-Daniels-Midland Co 2,203 159
Bunge Global SA 600 61
Philip Morris International Inc 6,411 603
$ 1,118
Airlines - 0 .15%
American Airlines Group Inc
(c)
2,701 37
Delta Air Lines Inc 2,660 107
Southwest Airlines Co 2,462 71
United Airlines Holdings Inc
(c)
1,356 56
$ 271
Apparel - 0 .35%
NIKE Inc 5,056 549
Ralph Lauren Corp 165 24
Tapestry Inc 947 35
VF Corp 1,364 25
$ 633
Automobile Manufacturers - 2 .01%
Cummins Inc 585 140
Ford Motor Co 16,241 198
General Motors Co 5,657 203
PACCAR Inc 2,161 211
Tesla Inc
(c)
11,421 2,838
$ 3,590
Automobile Parts & Equipment - 0 .08%
Aptiv PLC
(c)
1,167 105
BorgWarner Inc 971 35
$ 140
Banks - 3 .77%
Bank of America Corp 28,437 958
Bank of New York Mellon Corp/The 3,176 165
Citigroup Inc 7,905 407
Citizens Financial Group Inc 1,926 64
Comerica Inc 544 30
Fifth Third Bancorp 2,814 97
Goldman Sachs Group Inc/The 1,348 520
Huntington Bancshares Inc/OH 5,985 76
JPMorgan Chase & Co 11,941 2,031
KeyCorp 3,868 56
M&T Bank Corp 684 94
Morgan Stanley 5,220 487
Northern Trust Corp 855 72
PNC Financial Services Group Inc/The 1,646 255
Regions Financial Corp 3,842 74
State Street Corp 1,274 99
Truist Financial Corp 5,507 203
US Bancorp 6,431 278
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 15,000 $ 738
Zions Bancorp NA 611 27
$ 6,731
Beverages - 1 .39%
Brown-Forman Corp - B Shares 754 43
Coca-Cola Co/The 16,072 947
Constellation Brands Inc 667 161
Keurig Dr Pepper Inc 4,159 138
Molson Coors Beverage Co 764 47
Monster Beverage Corp
(c)
3,052 176
PepsiCo Inc 5,680 965
$ 2,477
Biotechnology - 1 .39%
Amgen Inc 2,209 636
Biogen Inc
(c)
598 155
Bio-Rad Laboratories Inc
(c)
87 28
Corteva Inc 2,911 140
Gilead Sciences Inc 5,147 417
Illumina Inc
(c)
654 91
Incyte Corp
(c)
767 48
Moderna Inc
(c)
1,367 136
Regeneron Pharmaceuticals Inc
(c)
443 389
Vertex Pharmaceuticals Inc
(c)
1,065 433
$ 2,473
Building Materials - 0 .57%
Builders FirstSource Inc
(c)
508 85
Carrier Global Corp 3,464 199
Johnson Controls International plc 2,811 162
Martin Marietta Materials Inc 256 128
Masco Corp 928 62
Mohawk Industries Inc
(c)
218 22
Trane Technologies PLC 942 230
Vulcan Materials Co 549 125
$ 1,013
Chemicals - 1 .42%
Air Products and Chemicals Inc 917 251
Albemarle Corp 483 70
Celanese Corp 412 64
CF Industries Holdings Inc 789 63
Dow Inc 2,897 159
DuPont de Nemours Inc 1,777 137
Eastman Chemical Co 489 44
Ecolab Inc 1,048 208
FMC Corp 515 32
International Flavors & Fragrances Inc 1,054 85
Linde PLC 2,004 823
LyondellBasell Industries NV 1,057 101
Mosaic Co/The 1,350 48
PPG Industries Inc 973 146
Sherwin-Williams Co/The 973 303
$ 2,534
Commercial Services - 1 .64%
Automatic Data Processing Inc 1,698 396
Cintas Corp 359 216
CoStar Group Inc
(c)
1,687 148
Equifax Inc 507 125
FleetCor Technologies Inc
(c)
298 84
Gartner Inc
(c)
323 146
Global Payments Inc 1,074 136
MarketAxess Holdings Inc 155 45
Moody's Corp 651 254
PayPal Holdings Inc
(c)
4,454 274
Quanta Services Inc 598 129
Robert Half Inc 437 38
Rollins Inc 1,158 51
S&P Global Inc 1,339 590
United Rentals Inc 281 161
Verisk Analytics Inc 598 143
$ 2,936

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 7 .85%
Accenture PLC - Class A 2,592 $ 910
Apple Inc 60,390 11,626
Cognizant Technology Solutions Corp 2,072 156
EPAM Systems Inc
(c)
238 71
Fortinet Inc
(c)
2,632 154
Hewlett Packard Enterprise Co 5,300 90
HP Inc 3,588 108
International Business Machines Corp 3,770 617
Leidos Holdings Inc 566 61
NetApp Inc 862 76
Seagate Technology Holdings PLC 802 68
Western Digital Corp
(c)
1,337 70
$ 14,007
Consumer Products - 0 .23%
Avery Dennison Corp 332 67
Church & Dwight Co Inc 1,015 96
Clorox Co/The 510 73
Kimberly-Clark Corp 1,396 170
$ 406
Cosmetics & Personal Care - 1 .12%
Colgate-Palmolive Co 3,401 271
Estee Lauder Cos Inc/The 958 140
Kenvue Inc 7,119 153
Procter & Gamble Co/The 9,735 1,427
$ 1,991
Distribution & Wholesale - 0 .34%
Copart Inc
(c)
3,607 177
Fastenal Co 2,362 153
LKQ Corp 1,104 53
Pool Corp 161 64
WW Grainger Inc 183 151
$ 598
Diversified Financial Services - 3 .41%
American Express Co 2,377 445
Ameriprise Financial Inc 418 159
BlackRock Inc 578 469
Capital One Financial Corp 1,573 206
Cboe Global Markets Inc 435 78
Charles Schwab Corp/The 6,148 423
CME Group Inc 1,487 313
Discover Financial Services 1,033 116
Franklin Resources Inc 1,164 35
Intercontinental Exchange Inc 2,364 304
Invesco Ltd 1,854 33
Mastercard Inc 3,422 1,459
Nasdaq Inc 1,404 82
Raymond James Financial Inc 776 87
Synchrony Financial 1,709 65
T Rowe Price Group Inc 923 99
Visa Inc 6,583 1,714
$ 6,087
Electric - 2 .04%
AES Corp/The 2,767 53
Alliant Energy Corp 1,052 54
Ameren Corp 1,085 78
American Electric Power Co Inc 2,170 176
CenterPoint Energy Inc 2,609 75
CMS Energy Corp 1,205 70
Consolidated Edison Inc 1,425 130
Constellation Energy Corp 1,319 154
Dominion Energy Inc 3,459 163
DTE Energy Co 851 94
Duke Energy Corp 3,183 309
Edison International 1,583 113
Entergy Corp 874 88
Evergy Inc 949 49
Eversource Energy 1,443 89
Exelon Corp 4,112 148
FirstEnergy Corp 2,133 78
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 8,473 $ 515
NRG Energy Inc 933 48
PG&E Corp 8,810 159
Pinnacle West Capital Corp 466 33
PPL Corp 3,047 83
Public Service Enterprise Group Inc 2,058 126
Sempra 2,599 194
Southern Co/The 4,505 316
WEC Energy Group Inc 1,304 110
Xcel Energy Inc 2,280 141
$ 3,646
Electrical Components & Equipment - 0 .46%
AMETEK Inc 951 157
Eaton Corp PLC 1,649 397
Emerson Electric Co 2,355 229
Generac Holdings Inc
(c)
254 33
$ 816
Electronics - 0 .92%
Allegion plc 361 46
Amphenol Corp 2,469 245
Fortive Corp 1,451 107
Garmin Ltd 632 81
Honeywell International Inc 2,723 571
Hubbell Inc 221 73
Jabil Inc 526 67
Keysight Technologies Inc
(c)
733 117
Mettler-Toledo International Inc
(c)
90 109
TE Connectivity Ltd 1,284 180
Trimble Inc
(c)
1,025 54
$ 1,650
Energy - Alternate Sources - 0 .08%
Enphase Energy Inc
(c)
563 74
First Solar Inc
(c)
440 76
$ 150
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 520 68
Entertainment - 0 .05%
Caesars Entertainment Inc
(c)
890 42
Live Nation Entertainment Inc
(c)
586 55
$ 97
Environmental Control - 0 .30%
Pentair PLC 681 50
Republic Services Inc 845 139
Veralto Corp 904 74
Waste Management Inc 1,514 271
$ 534
Food - 0 .85%
Campbell Soup Co 813 35
Conagra Brands Inc 1,974 57
General Mills Inc 2,401 156
Hershey Co/The 617 115
Hormel Foods Corp 1,196 38
J M Smucker Co/The 436 55
Kellanova 1,088 61
Kraft Heinz Co/The 3,293 122
Kroger Co/The 2,732 125
Lamb Weston Holdings Inc 598 65
McCormick & Co Inc/MD 1,037 71
Mondelez International Inc 5,620 407
Sysco Corp 2,082 152
Tyson Foods Inc 1,179 63
$ 1,522
Forest Products & Paper - 0 .03%
International Paper Co 1,430 52
Gas - 0 .06%
Atmos Energy Corp 611 71
NiSource Inc 1,707 45
$ 116

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .07%
Snap-on Inc 219 $ 63
Stanley Black & Decker Inc 633 62
$ 125
Healthcare - Products - 3 .19%
Abbott Laboratories 7,168 789
Agilent Technologies Inc 1,208 168
Align Technology Inc
(c)
294 81
Baxter International Inc 2,094 81
Bio-Techne Corp 651 50
Boston Scientific Corp
(c)
6,048 350
Cooper Cos Inc/The 206 78
Danaher Corp 2,716 628
DENTSPLY SIRONA Inc 874 31
Edwards Lifesciences Corp
(c)
2,505 191
GE HealthCare Technologies Inc 1,616 125
Hologic Inc
(c)
1,011 72
IDEXX Laboratories Inc
(c)
344 191
Insulet Corp
(c)
288 62
Intuitive Surgical Inc
(c)
1,454 491
Medtronic PLC 5,496 453
ResMed Inc 606 104
Revvity Inc 509 56
STERIS PLC 407 89
Stryker Corp 1,397 418
Teleflex Inc 192 48
Thermo Fisher Scientific Inc 1,597 848
Waters Corp
(c)
246 81
West Pharmaceutical Services Inc 306 108
Zimmer Biomet Holdings Inc 863 105
$ 5,698
Healthcare - Services - 2 .04%
Catalent Inc
(c)
743 33
Centene Corp
(c)
2,207 164
Charles River Laboratories International Inc
(c)
211 50
DaVita Inc
(c)
221 23
Elevance Health Inc 972 458
HCA Healthcare Inc 818 221
Humana Inc 510 234
IQVIA Holdings Inc
(c)
756 175
Laboratory Corp of America Holdings 350 80
Molina Healthcare Inc
(c)
242 87
Quest Diagnostics Inc 463 64
UnitedHealth Group Inc 3,821 2,012
Universal Health Services Inc 252 38
$ 3,639
Home Builders - 0 .29%
DR Horton Inc 1,245 189
Lennar Corp - A Shares 1,033 154
NVR Inc
(c)
13 91
PulteGroup Inc 891 92
$ 526
Home Furnishings - 0 .02%
Whirlpool Corp 224 27
Insurance - 3 .41%
Aflac Inc 2,196 181
Allstate Corp/The 1,080 151
American International Group Inc 2,899 197
Aon PLC 826 240
Arch Capital Group Ltd
(c)
1,540 114
Arthur J Gallagher & Co 890 200
Assurant Inc 216 36
Berkshire Hathaway Inc - Class B
(c)
7,516 2,681
Brown & Brown Inc 973 69
Chubb Ltd 1,686 381
Cincinnati Financial Corp 648 67
Everest Group Ltd 180 64
Globe Life Inc 354 43
Hartford Financial Services Group Inc/The 1,242 100
Loews Corp 757 53
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 2,037 $ 386
MetLife Inc 2,568 170
Principal Financial Group Inc 906 71
Progressive Corp/The 2,417 385
Prudential Financial Inc 1,491 155
Travelers Cos Inc/The 943 180
W R Berkley Corp 839 59
Willis Towers Watson PLC 426 103
$ 6,086
Internet - 10 .29%
Airbnb Inc
(c)
1,794 244
Alphabet Inc - A Shares
(c)
24,444 3,415
Alphabet Inc - C Shares
(c)
20,572 2,899
Amazon.com Inc
(c)
37,562 5,707
Booking Holdings Inc
(c)
144 511
CDW Corp/DE 553 126
eBay Inc 2,144 93
Etsy Inc
(c)
495 40
Expedia Group Inc
(c)
551 84
F5 Inc
(c)
245 44
Gen Digital Inc 2,325 53
Match Group Inc
(c)
1,123 41
Meta Platforms Inc
(c)
9,169 3,245
Netflix Inc
(c)
1,809 881
Palo Alto Networks Inc
(c)
1,282 378
Uber Technologies Inc
(c)
8,498 523
VeriSign Inc
(c)
367 76
$ 18,360
Iron & Steel - 0 .14%
Nucor Corp 1,016 177
Steel Dynamics Inc 629 74
$ 251
Leisure Products & Services - 0 .13%
Carnival Corp
(c)
4,163 77
Norwegian Cruise Line Holdings Ltd
(c)
1,757 35
Royal Caribbean Cruises Ltd
(c)
973 126
$ 238
Lodging - 0 .33%
Hilton Worldwide Holdings Inc 1,060 193
Las Vegas Sands Corp 1,523 75
Marriott International Inc/MD 1,019 230
MGM Resorts International
(c)
1,129 50
Wynn Resorts Ltd 397 36
$ 584
Machinery - Construction & Mining - 0 .35%
Caterpillar Inc 2,107 623
Machinery - Diversified - 0 .72%
Deere & Co 1,107 443
Dover Corp 576 89
IDEX Corp 310 67
Ingersoll Rand Inc 1,671 129
Nordson Corp 222 59
Otis Worldwide Corp 1,691 151
Rockwell Automation Inc 474 147
Westinghouse Air Brake Technologies Corp 740 94
Xylem Inc/NY 994 114
$ 1,293
Media - 1 .05%
Charter Communications Inc
(c)
417 162
Comcast Corp - Class A 16,586 727
FactSet Research Systems Inc 158 76
Fox Corp - A Shares 1,021 30
Fox Corp - B Shares 545 15
News Corp - A Shares 1,574 39
News Corp - B Shares 474 12
Paramount Global - Class B 1,993 30
Walt Disney Co/The 7,557 682

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Warner Bros Discovery Inc
(c)
9,170 $ 104
$ 1,877
Mining - 0 .25%
Freeport-McMoRan Inc 5,924 252
Newmont Corp 4,762 197
$ 449
Miscellaneous Manufacturers - 0 .91%
3M Co 2,280 249
A O Smith Corp 507 42
Axon Enterprise Inc
(c)
289 75
General Electric Co 4,496 574
Illinois Tool Works Inc 1,131 296
Parker-Hannifin Corp 532 245
Teledyne Technologies Inc
(c)
196 87
Textron Inc 809 65
$ 1,633
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(c)
212 58
Oil & Gas - 2 .96%
APA Corp 1,266 45
Chevron Corp 7,252 1,082
ConocoPhillips 4,905 569
Coterra Energy Inc 3,107 79
Devon Energy Corp 2,649 120
Diamondback Energy Inc 739 115
EOG Resources Inc 2,407 291
EQT Corp 1,697 66
Exxon Mobil Corp
(d)
16,545 1,654
Hess Corp 1,142 165
Marathon Oil Corp 2,418 58
Marathon Petroleum Corp 1,569 233
Occidental Petroleum Corp 2,727 163
Phillips 66 1,818 242
Pioneer Natural Resources Co 964 217
Valero Energy Corp 1,406 183
$ 5,282
Oil & Gas Services - 0 .33%
Baker Hughes Co 4,156 142
Halliburton Co 3,697 134
Schlumberger NV 5,899 307
$ 583
Packaging & Containers - 0 .13%
Amcor PLC 5,970 58
Ball Corp 1,302 75
Packaging Corp of America 370 60
Westrock Co 1,059 44
$ 237
Pharmaceuticals - 5 .09%
AbbVie Inc 7,293 1,130
Becton Dickinson & Co 1,197 292
Bristol-Myers Squibb Co 8,404 431
Cardinal Health Inc 1,018 103
Cencora Inc 687 141
Cigna Group/The 1,209 362
CVS Health Corp 5,305 419
Dexcom Inc
(c)
1,596 198
Eli Lilly & Co 3,295 1,921
Henry Schein Inc
(c)
539 41
Johnson & Johnson 9,943 1,559
McKesson Corp 551 255
Merck & Co Inc 10,467 1,141
Pfizer Inc 23,322 671
Viatris Inc 4,958 54
Zoetis Inc 1,897 374
$ 9,092
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .32%
Kinder Morgan Inc 7,987 $ 141
ONEOK Inc 2,407 169
Targa Resources Corp 921 80
Williams Cos Inc/The 5,025 175
$ 565
Private Equity - 0 .22%
Blackstone Inc 2,933 384
Real Estate - 0 .07%
CBRE Group Inc
(c)
1,259 117
REITs - 2 .18%
Alexandria Real Estate Equities Inc 644 82
American Tower Corp 1,925 416
AvalonBay Communities Inc 586 110
Boston Properties Inc 595 42
Camden Property Trust 440 44
Crown Castle Inc 1,793 206
Digital Realty Trust Inc 1,250 168
Equinix Inc 388 312
Equity Residential 1,426 87
Essex Property Trust Inc 263 65
Extra Space Storage Inc 873 140
Federal Realty Investment Trust 301 31
Healthpeak Properties Inc 2,261 45
Host Hotels & Resorts Inc 2,914 57
Invitation Homes Inc 2,377 81
Iron Mountain Inc 1,206 84
Kimco Realty Corp 2,562 55
Mid-America Apartment Communities Inc 480 65
Prologis Inc 3,817 509
Public Storage 654 199
Realty Income Corp 2,988 172
Regency Centers Corp 678 45
SBA Communications Corp 446 113
Simon Property Group Inc 1,348 192
UDR Inc 1,250 48
Ventas Inc 1,662 83
VICI Properties Inc 4,272 136
Welltower Inc 2,287 206
Weyerhaeuser Co 3,015 105
$ 3,898
Retail - 4 .66%
AutoZone Inc
(c)
73 189
Bath & Body Works Inc 938 40
Best Buy Co Inc 799 63
CarMax Inc
(c)
653 50
Chipotle Mexican Grill Inc
(c)
114 261
Costco Wholesale Corp 1,830 1,208
Darden Restaurants Inc 497 82
Dollar General Corp 906 123
Dollar Tree Inc
(c)
863 123
Domino's Pizza Inc 145 60
Genuine Parts Co 579 80
Home Depot Inc/The 4,132 1,432
Lowe's Cos Inc 2,384 531
Lululemon Athletica Inc
(c)
476 243
McDonald's Corp 2,996 888
O'Reilly Automotive Inc
(c)
245 233
Ross Stores Inc 1,399 194
Starbucks Corp 4,720 453
Target Corp 1,907 272
TJX Cos Inc/The 4,726 443
Tractor Supply Co 447 96
Ulta Beauty Inc
(c)
205 100
Walgreens Boots Alliance Inc 2,962 77
Walmart Inc 5,893 929
Yum! Brands Inc 1,158 151
$ 8,321

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 7 .43%
Advanced Micro Devices Inc
(c)
6,673 $ 984
Analog Devices Inc 2,057 408
Applied Materials Inc 3,455 560
Broadcom Inc 1,813 2,024
Intel Corp 17,412 875
KLA Corp 562 327
Lam Research Corp 545 427
Microchip Technology Inc 2,235 201
Micron Technology Inc 4,534 387
Monolithic Power Systems Inc 199 125
NVIDIA Corp 10,203 5,053
NXP Semiconductors NV 1,064 244
ON Semiconductor Corp
(c)
1,780 149
Qorvo Inc
(c)
402 45
QUALCOMM Inc 4,598 665
Skyworks Solutions Inc 657 74
Teradyne Inc 632 69
Texas Instruments Inc 3,752 640
$ 13,257
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 163 42
Software - 10 .42%
Adobe Inc
(c)
1,881 1,122
Akamai Technologies Inc
(c)
622 74
ANSYS Inc
(c)
357 129
Autodesk Inc
(c)
882 215
Broadridge Financial Solutions Inc 486 100
Cadence Design Systems Inc
(c)
1,124 306
Ceridian HCM Holding Inc
(c)
641 43
Electronic Arts Inc 1,011 138
Fair Isaac Corp
(c)
102 119
Fidelity National Information Services Inc 2,449 147
Fiserv Inc
(c)
2,479 329
Intuit Inc 1,158 724
Jack Henry & Associates Inc 299 49
Microsoft Corp
(d)
30,701 11,545
MSCI Inc 328 185
Oracle Corp 6,560 692
Paychex Inc 1,326 158
Paycom Software Inc 202 42
PTC Inc
(c)
489 85
Roper Technologies Inc 442 241
Salesforce Inc
(c)
4,020 1,058
ServiceNow Inc
(c)
847 598
Synopsys Inc
(c)
629 324
Take-Two Interactive Software Inc
(c)
652 105
Tyler Technologies Inc
(c)
174 73
$ 18,601
Telecommunications - 1 .64%
Arista Networks Inc
(c)
1,039 245
AT&T Inc 29,532 495
Cisco Systems Inc 16,730 845
Corning Inc 3,173 96
Juniper Networks Inc 1,317 39
Motorola Solutions Inc 686 215
T-Mobile US Inc 2,102 337
Verizon Communications Inc 17,364 655
$ 2,927
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 537 27
Transportation - 1 .22%
CH Robinson Worldwide Inc 480 41
CSX Corp 8,162 283
Expeditors International of Washington Inc 600 76
FedEx Corp 956 242
JB Hunt Transport Services Inc 337 67
Norfolk Southern Corp 934 221
Old Dominion Freight Line Inc 371 150
Union Pacific Corp 2,518 619
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
United Parcel Service Inc 2,988 $ 470
$ 2,169
Water - 0 .06%
American Water Works Co Inc 803 106
TOTAL COMMON STOCKS $ 165,380
TOTAL PURCHASED OPTIONS - 0.30% $ 528
Total Investments $ 177,811
Other Assets and Liabilities -  0.37% 664
TOTAL NET ASSETS - 100.00% $ 178,475
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$3,081 or 1.73% of net assets.
Portfolio Summary
Sector Percent
Technology 25 .73%
Consumer, Non-cyclical 17 .57%
Financial 13 .06%
Communications 13 .05%
Consumer, Cyclical 8 .43%
Industrial 7 .13%
Money Market Funds 6 .37%
Energy 3 .69%
Utilities 2 .16%
Basic Materials 1 .84%
Exchange-Traded Funds 0 .30%
Purchased Options 0 .30%
Other Assets and Liabilities
0 .37%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 10,782 $ 69,414 $ 68,826 $ 11,370
$ 10,782 $ 69,414 $ 68,826 $ 11,370
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 504 $ — $ — $ —
$ 504 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 200 $ 20 $ 4,600 .00 02/20/2024 $ 685 $ 528 $ (157)
Total $ 685 $ 528 $ (157)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 200 $ 20 $ 4,500 .00 02/20/2024 $ (448) $ (330) $ 118
Total $ (448) $ (330) $ 118
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2024 Long 17 $ 4,097 $ 65
Total $ 65
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0 .14 % Shares Held Value (000's)
Money Market Funds - 0 .14%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
86,205 $ 86
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
781,002 781
$ 867
TOTAL INVESTMENT COMPANIES $ 867
COMMON STOCKS - 99 .58 % Shares Held Value (000's)
Aerospace & Defense - 9 .77%
HEICO Corp - Class A 188,049 $ 26,786
TransDigm Group Inc 32,861 33,242
$ 60,028
Beverages - 0 .45%
Brown-Forman Corp - A Shares 68 4
Brown-Forman Corp - B Shares 48,691 2,780
$ 2,784
Building Materials - 5 .19%
Martin Marietta Materials Inc 18,357 9,158
Summit Materials Inc
(d)
68,921 2,651
Vulcan Materials Co 88,564 20,105
$ 31,914
Chemicals - 0 .58%
Perimeter Solutions SA
(d)
229,066 1,054
Perimeter Solutions SA - Warrants
(d)
97,671 —
Sherwin-Williams Co/The 8,144 2,540
$ 3,594
Commercial Services - 8 .44%
CoStar Group Inc
(d)
308,412 26,952
Gartner Inc
(d)
30,521 13,768
Moody's Corp 14,061 5,492
Verisk Analytics Inc 23,644 5,648
$ 51,860
Distribution & Wholesale - 6 .60%
Copart Inc
(d)
634,414 31,086
Fastenal Co 145,952 9,454
$ 40,540
Diversified Financial Services - 1 .57%
Ares Management Corp 32,663 3,884
Brookfield Asset Management Ltd 139,308 5,596
Brookfield Reinsurance Ltd
(e)
4,484 181
$ 9,661
Electric - 3 .49%
Brookfield Infrastructure Partners LP 486,619 15,324
Brookfield Renewable Corp 60,907 1,753
Brookfield Renewable Partners LP 166,019 4,363
$ 21,440
Electronics - 1 .00%
Mettler-Toledo International Inc
(d)
5,074 6,155
Entertainment - 3 .45%
Atlanta Braves Holdings Inc - C shares
(d)
3,562 141
Liberty Media Corp-Liberty Live - A Shares
(d)
623 23
Liberty Media Corp-Liberty Live - C Shares
(d)
4,607 172
Live Nation Entertainment Inc
(d)
147,546 13,811
Vail Resorts Inc 33,205 7,088
$ 21,235
Healthcare - Products - 2 .42%
Agilent Technologies Inc 50,923 7,080
Enovis Corp
(d)
13,513 757
IDEXX Laboratories Inc
(d)
9,156 5,082
Waters Corp
(d)
5,898 1,942
$ 14,861
Home Builders - 2 .17%
Lennar Corp - A Shares 34,979 5,213
Lennar Corp - B Shares 1,121 150
NVR Inc
(d)
1,143 8,002
$ 13,365
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 9 .50%
Aon PLC 13,851 $ 4,031
Arch Capital Group Ltd
(d)
119,855 8,901
Brown & Brown Inc 253,878 18,053
F&G Annuities & Life Inc 1,807 83
Fidelity National Financial Inc 608 31
Markel Group Inc
(d)
11,843 16,816
Progressive Corp/The 65,957 10,506
$ 58,421
Internet - 1 .98%
VeriSign Inc
(d)
46,999 9,680
Wix.com Ltd
(d)
20,108 2,474
$ 12,154
Lodging - 5 .23%
Hilton Worldwide Holdings Inc 142,884 26,018
Hyatt Hotels Corp 47,217 6,157
$ 32,175
Machinery - Diversified - 0 .19%
Cognex Corp 26,692 1,114
Esab Corp 611 53
$ 1,167
Media - 1 .22%
Liberty Broadband Corp - A Shares
(d)
813 65
Liberty Broadband Corp - C Shares
(d)
807 65
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
14,419 836
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
103,214 6,516
$ 7,482
Private Equity - 9 .48%
Brookfield Corp 777,411 31,190
KKR & Co Inc 326,556 27,055
$ 58,245
Real Estate - 2 .53%
CBRE Group Inc
(d)
137,863 12,834
Howard Hughes Holdings Inc
(d)
31,816 2,722
$ 15,556
REITs - 2 .20%
SBA Communications Corp 53,370 13,539
Retail - 9 .17%
CarMax Inc
(d)
175,860 13,495
Domino's Pizza Inc 33,577 13,841
Floor & Decor Holdings Inc
(d)
2,169 242
O'Reilly Automotive Inc
(d)
27,493 26,121
Ross Stores Inc 19,372 2,681
$ 56,380
Semiconductors - 1 .79%
Microchip Technology Inc 122,158 11,016
Software - 11 .16%
ANSYS Inc
(d)
10,211 3,705
Autodesk Inc
(d)
40,479 9,856
Constellation Software Inc/Canada 4,729 11,750
Constellation Software Inc/Canada - Warrants
(d),(f)
4,165 —
Fair Isaac Corp
(d)
4,840 5,634
Lumine Group Inc
(d)
9,597 220
MSCI Inc 15,456 8,743
Roper Technologies Inc 33,861 18,460
Tyler Technologies Inc
(d)
24,453 10,224
$ 68,592
TOTAL COMMON STOCKS $ 612,164
Total Investments $ 613,031
Other Assets and Liabilities -  0.28% 1,699
TOTAL NET ASSETS - 100.00% $ 614,730

Schedule of Investments
MidCap Account
December 31, 2023
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $86 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $85 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Cyclical 26 .62%
Financial 25 .28%
Industrial 16 .15%
Technology 12 .95%
Consumer, Non-cyclical 11 .31%
Utilities 3 .49%
Communications 3 .20%
Basic Materials 0 .58%
Money Market Funds 0 .14%
Other Assets and Liabilities
0 .28%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 1,497 $ 43,805 $ 44,521 $ 781
$ 1,497 $ 43,805 $ 44,521 $ 781
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 36 $ — $ — $ —
$ 36 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0 .59 % Shares Held Value (000's)
Money Market Funds - 0 .59%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
51,249 $ 51
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
1,040,184 1,040
$ 1,091
TOTAL INVESTMENT COMPANIES $ 1,091
COMMON STOCKS - 99 .33 % Shares Held Value (000's)
Aerospace & Defense - 0 .67%
RTX Corp 14,575 $ 1,226
Apparel - 1 .32%
Deckers Outdoor Corp
(d)
2,524 1,687
NIKE Inc 6,764 735
$ 2,422
Automobile Manufacturers - 2 .84%
Cummins Inc 6,888 1,650
PACCAR Inc 23,182 2,264
Tesla Inc
(d)
5,226 1,298
$ 5,212
Banks - 4 .97%
JPMorgan Chase & Co 26,506 4,509
Morgan Stanley 20,953 1,954
PNC Financial Services Group Inc/The 17,081 2,645
$ 9,108
Beverages - 1 .99%
Keurig Dr Pepper Inc 60,083 2,002
Monster Beverage Corp
(d)
28,422 1,637
$ 3,639
Biotechnology - 0 .61%
Recursion Pharmaceuticals Inc
(d),(e)
30,051 296
Vertex Pharmaceuticals Inc
(d)
2,003 815
$ 1,111
Building Materials - 2 .54%
CRH PLC 34,897 2,413
Trane Technologies PLC 9,212 2,247
$ 4,660
Chemicals - 0 .99%
Linde PLC 4,410 1,811
Computers - 6 .68%
Amdocs Ltd 18,283 1,607
Apple Inc 55,296 10,646
$ 12,253
Consumer Products - 1 .64%
Avery Dennison Corp 8,965 1,812
Church & Dwight Co Inc 12,593 1,191
$ 3,003
Diversified Financial Services - 5 .76%
Ameriprise Financial Inc 6,162 2,340
BlackRock Inc 1,357 1,102
Nasdaq Inc 32,792 1,907
Visa Inc 20,025 5,213
$ 10,562
Electric - 2 .62%
Constellation Energy Corp 15,594 1,823
NextEra Energy Inc 34,855 2,117
Xcel Energy Inc 14,018 868
$ 4,808
Environmental Control - 1 .42%
Republic Services Inc 15,833 2,611
Food - 1 .17%
Simply Good Foods Co/The
(d)
53,933 2,136
Healthcare - Products - 3 .01%
Abbott Laboratories 19,646 2,163
GE HealthCare Technologies Inc 19,289 1,491
Thermo Fisher Scientific Inc 3,497 1,856
$ 5,510
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3 .07%
HCA Healthcare Inc 7,594 $ 2,056
UnitedHealth Group Inc 6,802 3,581
$ 5,637
Insurance - 2 .28%
Berkshire Hathaway Inc - Class B
(d)
4,420 1,576
Marsh & McLennan Cos Inc 8,994 1,704
Progressive Corp/The 5,654 901
$ 4,181
Internet - 9 .40%
Airbnb Inc
(d)
7,391 1,006
Alphabet Inc - A Shares
(d)
49,129 6,863
Amazon.com Inc
(d)
33,336 5,065
Meta Platforms Inc
(d)
11,336 4,012
Shopify Inc
(d)
3,708 289
$ 17,235
Leisure Products & Services - 0 .60%
YETI Holdings Inc
(d)
21,137 1,095
Machinery - Construction & Mining - 0 .77%
Caterpillar Inc 4,778 1,413
Machinery - Diversified - 0 .78%
Deere & Co 3,591 1,436
Media - 2 .26%
Charter Communications Inc
(d)
3,304 1,284
Comcast Corp - Class A 65,310 2,864
$ 4,148
Miscellaneous Manufacturers - 1 .21%
Parker-Hannifin Corp 4,808 2,215
Oil & Gas - 4 .07%
Chevron Corp 9,256 1,381
Coterra Energy Inc 35,826 914
EOG Resources Inc 13,002 1,573
Exxon Mobil Corp 18,776 1,877
Marathon Petroleum Corp 11,554 1,714
$ 7,459
Pharmaceuticals - 5 .06%
CVS Health Corp 25,679 2,028
Eli Lilly & Co 3,484 2,031
McKesson Corp 775 359
Merck & Co Inc 23,573 2,570
Novartis AG ADR 19,980 2,017
Roche Holding AG ADR 7,710 279
$ 9,284
Private Equity - 1 .01%
KKR & Co Inc 22,402 1,856
REITs - 2 .68%
American Tower Corp 6,585 1,422
Extra Space Storage Inc 11,192 1,794
Prologis Inc 12,703 1,693
$ 4,909
Retail - 6 .22%
Chipotle Mexican Grill Inc
(d)
170 389
Costco Wholesale Corp 5,516 3,641
Home Depot Inc/The 3,763 1,304
Lululemon Athletica Inc
(d)
1,422 727
O'Reilly Automotive Inc
(d)
1,752 1,665
Starbucks Corp 6,431 617
Tractor Supply Co 7,173 1,542
Ulta Beauty Inc
(d)
3,100 1,519
$ 11,404
Semiconductors - 8 .24%
Advanced Micro Devices Inc
(d)
8,506 1,254
Broadcom Inc 4,511 5,036
Lam Research Corp 2,842 2,226
Microchip Technology Inc 21,239 1,915
NVIDIA Corp 9,422 4,666
$ 15,097

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 10 .72%
Adobe Inc
(d)
5,299 $ 3,161
Fair Isaac Corp
(d)
1,426 1,660
Microsoft Corp 30,179 11,349
Roper Technologies Inc 1,649 899
Salesforce Inc
(d)
7,631 2,008
ServiceNow Inc
(d)
808 571
$ 19,648
Telecommunications - 1 .41%
T-Mobile US Inc 16,180 2,594
Transportation - 1 .32%
Expeditors International of Washington Inc 6,955 885
Union Pacific Corp 6,218 1,527
$ 2,412
TOTAL COMMON STOCKS $ 182,095
Total Investments $ 183,186
Other Assets and Liabilities -  0.08% 139
TOTAL NET ASSETS - 100.00% $ 183,325
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $51 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $46 or 0.03% of net assets.
Portfolio Summary
Sector Percent
Technology 25 .64%
Financial 16 .70%
Consumer, Non-cyclical 16 .55%
Communications 13 .07%
Consumer, Cyclical 10 .98%
Industrial 8 .71%
Energy 4 .07%
Utilities 2 .62%
Basic Materials 0 .99%
Money Market Funds 0 .59%
Other Assets and Liabilities
0 .08%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 1,401 $ 42,944 $ 43,305 $ 1,040
$ 1,401 $ 42,944 $ 43,305 $ 1,040
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 136 $ — $ — $ —
$ 136 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58.04%
Blue Chip Fund
(a)
192,902 $ 7,627
Core Fixed Income Fund
(a)
5,532,959 47,695
Diversified International Fund
(a)
765,430 10,004
Diversified Real Asset Fund
(a)
312,598 3,457
International Small Company Fund
(a)
148,622 1,495
LargeCap Growth Fund I
(a)
426,272 7,430
MidCap Fund
(a)
29,634 1,136
MidCap Value Fund I
(a)
259,641 4,256
Origin Emerging Markets Fund
(a)
256,820 2,466
SmallCap Growth Fund I
(a),(b)
94,214 1,333
SmallCap Value Fund II
(a)
112,686 1,371
$ 88,270
Principal Funds, Inc. Institutional Class - 41.96%
Equity Income Fund
(a)
169,414 6,368
High Income Fund
(a)
1,080,293 8,891
Inflation Protection Fund
(a)
1,052,202 8,060
LargeCap S&P 500 Index Fund
(a)
300,632 7,005
LargeCap Value Fund III
(a)
347,747 6,259
MidCap Growth Fund III
(a),(b)
282,244 3,243
Overseas Fund
(a)
516,942 5,511
Short-Term Income Fund
(a)
1,561,391 18,471
$ 63,808
TOTAL INVESTMENT COMPANIES $ 152,078
Total Investments $ 152,078
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 152,073
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 54.66%
Domestic Equity Funds 30.27%
International Equity Funds 12.80%
Specialty Funds 2.27%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 6,417 $ 555 $ 1,654 $ 7,627
Core Fixed Income Fund 50,242 5,433 9,153 47,695
Diversified International Fund 9,272 1,910 2,502 10,004
Diversified Real Asset Fund 3,769 358 691 3,457
Equity Income Fund 6,821 730 1,638 6,368
High Income Fund 8,573 1,453 1,578 8,891
Inflation Protection Fund 8,517 1,113 1,576 8,060
International Small Company Fund 1,735 159 567 1,495
LargeCap Growth Fund I 6,226 977 1,655 7,430
LargeCap S&P 500 Index Fund 6,542 817 1,615 7,005
LargeCap Value Fund III 6,788 740 1,635 6,259
MidCap Fund 1,116 165 367 1,136
MidCap Growth Fund III 3,098 552 775 3,243
MidCap Value Fund I 4,481 656 1,122 4,256
Origin Emerging Markets Fund 2,256 684 646 2,466
Overseas Fund 4,846 1,156 1,215 5,511
Short-Term Income Fund 18,211 3,115 3,346 18,471
SmallCap Growth Fund I 1,288 219 373 1,333
SmallCap Value Fund II 1,358 263 442 1,371
$ 151,556 $ 21,055 $ 32,550 $ 152,078
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 2 $ 515 $ — $ 1,794
Core Fixed Income Fund 1,608 (405) — 1,578
Diversified International Fund 260 48 — 1,276
Diversified Real Asset Fund 92 (3) — 24
Equity Income Fund 147 269 45 186
High Income Fund 624 (23) — 466
Inflation Protection Fund 284 3 — 3
International Small Company Fund 29 (12) — 180
LargeCap Growth Fund I 7 14 417 1,868
LargeCap S&P 500 Index Fund 96 (65) 187 1,326
LargeCap Value Fund III 114 83 88 283
MidCap Fund 1 97 28 125
MidCap Growth Fund III — 34 217 334
MidCap Value Fund I 59 1 136 240
Origin Emerging Markets Fund 57 4 — 168
Overseas Fund 235 12 100 712
Short-Term Income Fund 576 7 — 484
SmallCap Growth Fund I — 70 — 129
SmallCap Value Fund II 37 22 5 170
$ 4,228 $ 671 $ 1,223 $ 11,346
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69.93%
Blue Chip Fund
(a)
483,406 $ 19,114
Core Fixed Income Fund
(a)
10,779,505 92,919
Diversified International Fund
(a)
1,913,470 25,009
International Small Company Fund
(a)
408,262 4,107
LargeCap Growth Fund I
(a)
1,068,271 18,620
MidCap Fund
(a)
80,614 3,091
MidCap Value Fund I
(a)
652,371 10,692
Origin Emerging Markets Fund
(a)
646,368 6,205
Real Estate Securities Fund
(a)
233,193 6,478
SmallCap Growth Fund I
(a),(b)
226,844 3,210
SmallCap Value Fund II
(a)
296,982 3,614
$ 193,059
Principal Funds, Inc. Institutional Class - 30.07%
Equity Income Fund
(a)
429,419 16,142
High Income Fund
(a)
1,551,006 12,765
LargeCap S&P 500 Index Fund
(a)
726,986 16,939
LargeCap Value Fund III
(a)
882,458 15,884
MidCap Growth Fund III
(a),(b)
691,510 7,946
Overseas Fund
(a)
1,250,508 13,330
$ 83,006
TOTAL INVESTMENT COMPANIES $ 276,065
Total Investments $ 276,065
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 276,060
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 44.09%
Fixed Income Funds 38.28%
International Equity Funds 17.63%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 13,707 $ 2,498 $ 2,474 $ 19,114
Core Fixed Income Fund 79,204 20,214 8,673 92,919
Diversified International Fund 19,883 6,337 4,178 25,009
Equity Income Fund 14,552 2,911 2,437 16,142
High Income Fund 10,594 2,724 1,145 12,765
International Small Company Fund 3,716 735 743 4,107
LargeCap Growth Fund I 13,303 3,545 2,474 18,620
LargeCap S&P 500 Index Fund 13,939 3,120 2,923 16,939
LargeCap Value Fund III 14,463 2,961 2,426 15,884
MidCap Fund 2,318 647 409 3,091
MidCap Growth Fund III 6,507 1,898 1,245 7,946
MidCap Value Fund I 9,368 2,417 1,646 10,692
Origin Emerging Markets Fund 4,743 2,060 967 6,205
Overseas Fund 10,149 3,480 1,837 13,330
Real Estate Securities Fund 5,401 1,087 612 6,478
SmallCap Growth Fund I 2,836 636 714 3,210
SmallCap Value Fund II 2,986 731 584 3,614
$ 227,669 $ 58,001 $ 35,487 $ 276,065
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 6 $ (30) $ — $ 5,413
Core Fixed Income Fund 2,834 (4) — 2,178
Diversified International Fund 648 5 — 2,962
Equity Income Fund 347 (7) 112 1,123
High Income Fund 841 — — 592
International Small Company Fund 81 (1) — 400
LargeCap Growth Fund I 16 12 1,037 4,234
LargeCap S&P 500 Index Fund 233 (19) 448 2,822
LargeCap Value Fund III 287 (5) 221 891
MidCap Fund 3 1 74 534
MidCap Growth Fund III — 26 528 760
MidCap Value Fund I 147 (2) 338 555
Origin Emerging Markets Fund 143 1 — 368
Overseas Fund 567 — 239 1,538
Real Estate Securities Fund 117 — 31 602
SmallCap Growth Fund I — 14 — 438
SmallCap Value Fund II 97 (1) 14 482
$ 6,367 $ (10) $ 3,042 $ 25,892
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63.09%
Blue Chip Fund
(a)
351,002 $ 13,879
Core Fixed Income Fund
(a)
2,654,77 8 22,885
Diversified International Fund
(a)
1,408,613 18,411
International Small Company Fund
(a)
297,130 2,989
LargeCap Growth Fund I
(a)
776,096 13,527
MidCap Fund
(a)
69,691 2,672
MidCap Value Fund I
(a)
474,933 7,784
Origin Emerging Markets Fund
(a)
476,639 4,576
Real Estate Securities Fund
(a)
126,369 3,511
SmallCap Growth Fund I
(a),(b)
168,765 2,388
SmallCap Value Fund II
(a)
211,857 2,578
$ 95,200
Principal Funds, Inc. Institutional Class - 36.91%
Equity Income Fund
(a)
312,107 11,732
High Income Fund
(a)
543,504 4,473
LargeCap S&P 500 Index Fund
(a)
551,737 12,856
LargeCap Value Fund III
(a)
642,301 11,561
MidCap Growth Fund III
(a),(b)
473,030 5,435
Overseas Fund
(a)
904,166 9,638
$ 55,695
TOTAL INVESTMENT COMPANIES $ 150,895
Total Investments $ 150,895
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 150,890
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 58.28%
International Equity Funds 23.60%
Fixed Income Funds 18.12%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 9,742 $ 2,715 $ 2,418 $ 13,879
Core Fixed Income Fund 17,811 7,849 3,314 22,885
Diversified International Fund 14,115 6,036 3,857 18,411
Equity Income Fund 10,321 3,017 2,392 11,732
High Income Fund 3,467 1,437 632 4,473
International Small Company Fund 2,597 798 687 2,989
LargeCap Growth Fund I 9,456 3,467 2,420 13,527
LargeCap S&P 500 Index Fund 9,896 3,184 2,259 12,856
LargeCap Value Fund III 10,269 3,054 2,383 11,561
MidCap Fund 2,024 697 506 2,672
MidCap Growth Fund III 4,200 1,784 1,058 5,435
MidCap Value Fund I 6,628 2,389 1,617 7,784
Origin Emerging Markets Fund 3,386 1,847 915 4,576
Overseas Fund 7,181 3,127 1,757 9,638
Real Estate Securities Fund 2,850 869 522 3,511
SmallCap Growth Fund I 2,006 683 623 2,388
SmallCap Value Fund II 2,110 761 622 2,578
$ 118,059 $ 43,714 $ 27,982 $ 150,895
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 4 $ 15 $ — $ 3,825
Core Fixed Income Fund 664 (2) — 541
Diversified International Fund 475 (16) — 2,133
Equity Income Fund 249 (9) 80 795
High Income Fund 284 — — 201
International Small Company Fund 59 — — 281
LargeCap Growth Fund I 12 (4) 744 3,028
LargeCap S&P 500 Index Fund 176 (13) 336 2,048
LargeCap Value Fund III 208 — 158 621
MidCap Fund 3 11 64 446
MidCap Growth Fund III — — 356 509
MidCap Value Fund I 107 (2) 242 386
Origin Emerging Markets Fund 105 (1) — 259
Overseas Fund 408 1 171 1,086
Real Estate Securities Fund 64 1 16 313
SmallCap Growth Fund I — (2) — 324
SmallCap Value Fund II 68 — 10 329
$ 2,886 $ (21) $ 2,177 $ 17,125
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59.05%
Blue Chip Fund
(a)
194,215 $ 7,679
Core Fixed Income Fund
(a)
238,652 2,057
Diversified International Fund
(a)
778,376 10,173
International Small Company Fund
(a)
161,724 1,627
LargeCap Growth Fund I
(a)
429,900 7,493
MidCap Fund
(a)
38,879 1,491
MidCap Value Fund I
(a)
263,508 4,319
Origin Emerging Markets Fund
(a)
263,436 2,529
Real Estate Securities Fund
(a)
58,755 1,632
SmallCap Growth Fund I
(a),(b)
93,752 1,327
SmallCap Value Fund II
(a)
117,595 1,431
$ 41,758
Principal Funds, Inc. Institutional Class - 40.95%
Equity Income Fund
(a)
172,693 6,492
High Income Fund
(a)
86,225 710
LargeCap S&P 500 Index Fund
(a)
302,021 7,037
LargeCap Value Fund III
(a)
354,342 6,378
MidCap Growth Fund III
(a),(b)
258,852 2,974
Overseas Fund
(a)
502,651 5,358
$ 28,949
TOTAL INVESTMENT COMPANIES $ 70,707
Total Investments $ 70,707
Other Assets and Liabilities -  0.00% (3)
TOTAL NET ASSETS - 100.00% $ 70,704
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68.24%
International Equity Funds 27.85%
Fixed Income Funds 3.91%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 5,494 $ 1,519 $ 1,488 $ 7,679
Core Fixed Income Fund 1,874 576 438 2,057
Diversified International Fund 7,961 3,409 2,399 10,173
Equity Income Fund 5,835 1,686 1,473 6,492
High Income Fund 606 213 141 710
International Small Company Fund 1,452 446 429 1,627
LargeCap Growth Fund I 5,333 1,928 1,490 7,493
LargeCap S&P 500 Index Fund 5,581 1,788 1,484 7,037
LargeCap Value Fund III 5,789 1,704 1,469 6,378
MidCap Fund 1,144 394 307 1,491
MidCap Growth Fund III 2,372 999 694 2,974
MidCap Value Fund I 3,741 1,347 993 4,319
Origin Emerging Markets Fund 1,924 1,041 589 2,529
Overseas Fund 4,047 1,765 1,078 5,358
Real Estate Securities Fund 1,391 414 322 1,632
SmallCap Growth Fund I 1,117 421 393 1,327
SmallCap Value Fund II 1,174 465 394 1,431
$ 56,835 $ 20,115 $ 15,581 $ 70,707
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 2 $ 20 $ — $ 2,134
Core Fixed Income Fund 64 (1) — 46
Diversified International Fund 261 (11) — 1,213
Equity Income Fund 138 (2) 43 446
High Income Fund 47 — — 32
International Small Company Fund 32 — — 158
LargeCap Growth Fund I 6 5 405 1,717
LargeCap S&P 500 Index Fund 96 13 180 1,139
LargeCap Value Fund III 114 (3) 86 357
MidCap Fund 2 5 35 255
MidCap Growth Fund III — 1 190 296
MidCap Value Fund I 59 — 131 224
Origin Emerging Markets Fund 58 1 — 152
Overseas Fund 225 (1) 93 625
Real Estate Securities Fund 30 — 8 149
SmallCap Growth Fund I — 3 — 179
SmallCap Value Fund II 37 — 5 186
$ 1,171 $ 30 $ 1,176 $ 9,308
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59.14%
Blue Chip Fund
(a)
58,059 $ 2,296
Core Fixed Income Fund
(a)
74,062 639
Diversified International Fund
(a)
236,858 3,096
International Small Company Fund
(a)
50,285 506
LargeCap Growth Fund I
(a)
128,645 2,242
MidCap Fund
(a)
11,667 447
MidCap Value Fund I
(a)
80,280 1,316
Origin Emerging Markets Fund
(a)
79,785 766
Real Estate Securities Fund
(a)
17,962 499
SmallCap Growth Fund I
(a),(b)
29,651 419
SmallCap Value Fund II
(a)
36,897 449
$ 12,675
Principal Funds, Inc. Institutional Class - 40.88%
Equity Income Fund
(a)
52,648 1,979
High Income Fund
(a)
26,540 219
LargeCap S&P 500 Index Fund
(a)
90,915 2,118
LargeCap Value Fund III
(a)
107,893 1,942
MidCap Growth Fund III
(a),(b)
79,214 910
Overseas Fund
(a)
149,448 1,593
$ 8,761
TOTAL INVESTMENT COMPANIES $ 21,436
Total Investments $ 21,436
Other Assets and Liabilities -  (0.02)% (4)
TOTAL NET ASSETS - 100.00% $ 21,432
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68.21%
International Equity Funds 27.81%
Fixed Income Funds 4.00%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 1,461 $ 591 $ 350 $ 2,296
Core Fixed Income Fund 503 221 100 639
Diversified International Fund 2,118 1,210 566 3,096
Equity Income Fund 1,556 639 348 1,979
High Income Fund 163 79 32 219
International Small Company Fund 388 174 102 506
LargeCap Growth Fund I 1,419 713 351 2,242
LargeCap S&P 500 Index Fund 1,484 673 351 2,118
LargeCap Value Fund III 1,539 648 346 1,942
MidCap Fund 304 144 72 447
MidCap Growth Fund III 632 360 164 910
MidCap Value Fund I 996 489 233 1,316
Origin Emerging Markets Fund 513 349 139 766
Overseas Fund 1,077 605 255 1,593
Real Estate Securities Fund 368 160 74 499
SmallCap Growth Fund I 299 159 93 419
SmallCap Value Fund II 314 172 92 449
$ 15,134 $ 7,386 $ 3,668 $ 21,436
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1 $ 2 $ — $ 592
Core Fixed Income Fund 18 — — 15
Diversified International Fund 80 1 — 333
Equity Income Fund 39 — 13 132
High Income Fund 13 — — 9
International Small Company Fund 10 — — 46
LargeCap Growth Fund I 2 — 121 461
LargeCap S&P 500 Index Fund 29 — 54 312
LargeCap Value Fund III 35 — 26 101
MidCap Fund — — 10 71
MidCap Growth Fund III — — 58 82
MidCap Value Fund I 18 — 40 64
Origin Emerging Markets Fund 17 — — 43
Overseas Fund 67 — 28 166
Real Estate Securities Fund 9 — 2 45
SmallCap Growth Fund I — — — 54
SmallCap Value Fund II 12 — 2 55
$ 350 $ 3 $ 354 $ 2,581
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55.60%
Blue Chip Fund
(a)
56,499 $ 2,234
Core Fixed Income Fund
(a)
2,188,445 18,865
Diversified International Fund
(a)
220,624 2,883
Diversified Real Asset Fund
(a)
118,360 1,309
International Small Company Fund
(a)
47,037 473
LargeCap Growth Fund I
(a)
124,749 2,174
MidCap Fund
(a)
9,051 347
MidCap Value Fund I
(a)
76,028 1,246
Origin Emerging Markets Fund
(a)
76,759 737
SmallCap Growth Fund I
(a),(b)
26,613 377
SmallCap Value Fund II
(a)
33,828 412
$ 31,057
Principal Funds, Inc. Institutional Class - 44.41%
Equity Income Fund
(a)
49,836 1,873
High Income Fund
(a)
456,423 3,756
Inflation Protection Fund
(a)
443,739 3,399
LargeCap S&P 500 Index Fund
(a)
87,755 2,045
LargeCap Value Fund III
(a)
101,867 1,833
MidCap Growth Fund III
(a),(b)
81,260 934
Overseas Fund
(a)
149,129 1,590
Short-Term Income Fund
(a)
792,583 9,377
$ 24,807
TOTAL INVESTMENT COMPANIES $ 55,864
Total Investments $ 55,864
Other Assets and Liabilities -  (0.01)% (6)
TOTAL NET ASSETS - 100.00% $ 55,858
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63.37%
Domestic Equity Funds 24.12%
International Equity Funds 10.18%
Specialty Funds 2.34%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 777 $ 890 $ 414 $ 2,234
Core Fixed Income Fund 8,556 15,481 3,602 18,865
Diversified International Fund 1,117 2,621 672 2,883
Diversified Real Asset Fund 623 932 254 1,309
Equity Income Fund 831 1,006 409 1,873
High Income Fund 1,589 3,127 671 3,756
Inflation Protection Fund 1,579 2,783 670 3,399
International Small Company Fund 216 362 121 473
LargeCap Growth Fund I 753 1,860 413 2,174
LargeCap S&P 500 Index Fund 791 1,149 412 2,045
LargeCap Value Fund III 822 1,357 407 1,833
MidCap Fund 136 135 81 347
MidCap Growth Fund III 375 645 203 934
MidCap Value Fund I 545 856 278 1,246
Origin Emerging Markets Fund 277 733 167 737
Overseas Fund 584 1,005 301 1,590
Short-Term Income Fund 4,237 6,946 1,755 9,377
SmallCap Growth Fund I 160 199 98 377
SmallCap Value Fund II 169 225 98 412
$ 24,137 $ 42,31 3 $ 11,02 7 $ 55,864
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)*
Blue Chip Fund $ 1 $ (55) $ — $ 1,036
Core Fixed Income Fund 525 (110) — (1,460)
Diversified International Fund 75 1 — (184)
Diversified Real Asset Fund 31 — — 8
Equity Income Fund 37 (1) 13 446
High Income Fund 220 (24) — (265)
Inflation Protection Fund 120 2 — (295)
International Small Company Fund 9 (1) — 17
LargeCap Growth Fund I 2 10 123 (36)
LargeCap S&P 500 Index Fund 28 (14) 55 531
LargeCap Value Fund III 33 (4) 26 65
MidCap Fund — (13) 9 170
MidCap Growth Fund III — 9 63 108
MidCap Value Fund I 17 1 40 122
Origin Emerging Markets Fund 17 1 — (107)
Overseas Fund 68 3 29 299
Short-Term Income Fund 251 8 — (59)
SmallCap Growth Fund I — (5) — 121
SmallCap Value Fund II 11 1 2 115
$ 1,445 $ (191) $ 360 $ 632
Amounts in thousands.
*Includes ($1,992) from merger of Principal LifeTime 2010 Account. See Notes for additional information.

Schedule of Investments
Real Estate Securities Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0 .15 % Shares Held Value (000's)
Money Market Funds - 0 .15%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
226,214 $ 226
TOTAL INVESTMENT COMPANIES $ 226
COMMON STOCKS - 99 .34 % Shares Held Value (000's)
Entertainment - 0 .62%
Marriott Vacations Worldwide Corp 11,255 $ 956
REITs - 98 .72%
Agree Realty Corp 32,352 2,037
Alexandria Real Estate Equities Inc 40,239 5,101
American Homes 4 Rent 149,744 5,385
American Tower Corp 26,977 5,824
Americold Realty Trust Inc 65,440 1,981
Apartment Income REIT Corp 61,246 2,127
Apple Hospitality REIT Inc 88,653 1,473
AvalonBay Communities Inc 39,132 7,326
Broadstone Net Lease Inc 126,898 2,185
Cousins Properties Inc 90,764 2,210
DiamondRock Hospitality Co 110,724 1,040
Digital Realty Trust Inc 48,460 6,522
Equinix Inc 11,462 9,231
Equity Residential 20,695 1,266
Essex Property Trust Inc 23,024 5,709
Extra Space Storage Inc 54,529 8,743
First Industrial Realty Trust Inc 52,976 2,790
Gaming and Leisure Properties Inc 70,297 3,469
Healthcare Realty Trust Inc 87,413 1,506
InvenTrust Properties Corp 25,825 654
Invitation Homes Inc 166,030 5,663
Kilroy Realty Corp 47,352 1,886
National Health Investors Inc 22,898 1,279
NETSTREIT Corp 56,180 1,003
NNN REIT Inc 27,663 1,192
Prologis Inc 89,257 11,898
Public Storage 11,065 3,375
Realty Income Corp 24,038 1,380
Regency Centers Corp 66,336 4,445
Rexford Industrial Realty Inc 91,908 5,156
Sabra Health Care REIT Inc 180,174 2,571
Saul Centers Inc 12,074 474
Simon Property Group Inc 16,631 2,372
Sun Communities Inc 41,636 5,565
Terreno Realty Corp 42,173 2,643
Ventas Inc 171,987 8,572
VICI Properties Inc 212,716 6,781
Welltower Inc 106,038 9,561
$ 152,395
TOTAL COMMON STOCKS $ 153,351
Total Investments $ 153,577
Other Assets and Liabilities -  0.51% 782
TOTAL NET ASSETS - 100.00% $ 154,359
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 98 .72%
Consumer, Cyclical 0 .62%
Money Market Funds 0 .15%
Other Assets and Liabilities
0 .51%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 1,325 $ 36,026 $ 37,125 $ 226
$ 1,325 $ 36,026 $ 37,125 $ 226
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 57 $ — $ — $ —
$ 57 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 99.96 % Shares Held Value (000's)
Money Market Funds - 0.53%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
3,114,844 $ 3,115
Principal Exchange-Traded Funds - 14.40%
Principal U.S. Mega-Cap ETF
(a)
1,475,807 69,009
Principal U.S. Small-Cap ETF
(a)
348,600 16,025
$ 85,034
Principal Funds, Inc. Class R-6 - 46.15%
Blue Chip Fund
(a)
1,313,711 51,944
Core Fixed Income Fund
(a)
9,966,665 85,913
Diversified International Fund
(a)
1,710,983 22,363
Diversified Real Asset Fund
(a)
1,664,995 18,415
High Yield Fund
(a)
3,331,010 22,218
International Equity Index Fund
(a)
270,488 3,005
International Small Company Fund
(a)
589,824 5,934
LargeCap Growth Fund I
(a)
1,168,189 20,361
Origin Emerging Markets Fund
(a)
1,348,956 12,950
Small- MidCap Dividend Income Fund
(a)
692,766 12,186
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,960,217 17,289
$ 272,578
Principal Funds, Inc. Institutional Class - 27.57%
Bond Market Index Fund
(a)
3,134,550 26,612
Finisterre Emerging Markets Total Return Bond
Fund
(a)
890,308 7,888
Inflation Protection Fund
(a)
1,325,889 10,156
LargeCap S&P 500 Index Fund
(a)
531,868 12,393
LargeCap Value Fund III
(a)
1,216,875 21,904
Overseas Fund
(a)
1,603,773 17,096
Principal Capital Appreciation Fund
(a)
808,912 55,621
Short-Term Income Fund
(a)
945,189 11,181
$ 162,851
Principal Variable Contracts Funds, Inc.  Class 1 - 11.31%
Equity Income Account
(a)
1,556,780 42,827
Government & High Quality Bond Account
(a)
987,388 8,314
MidCap Account
(a),(c)
152,426 9,607
Real Estate Securities Account
(a)
336,004 6,088
$ 66,836
TOTAL INVESTMENT COMPANIES $ 590,414
Total Investments $ 590,414
Other Assets and Liabilities -  0.04% 170
TOTAL NET ASSETS - 100.00% $ 590,584
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 53.84%
Fixed Income Funds 32.09%
International Equity Funds 10.38%
Specialty Funds 3.12%
Money Market Funds 0.53%
Other Assets and Liabilities
0.04%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 64,772 $ 1,586 $ 33,336 $ 51,944
Bond Market Index Fund 49,940 1,585 25,112 26,612
Core Fixed Income Fund 62,270 24,682 2,577 85,913
Diversified International Fund 27,877 694 9,721 22,363
Diversified Real Asset Fund 25,869 1,721 9,194 18,415
Equity Income Account 59,894 2,991 22,034 42,827
Finisterre Emerging Markets Total Return Bond Fund 7,568 581 574 7,888
Global Real Estate Securities Fund 2,661 — 2,794 —
Government & High Quality Bond Account 14,369 263 6,745 8,314
High Yield Fund 15,431 8,522 2,865 22,218
Inflation Protection Fund 11,848 552 2,267 10,156
International Equity Index Fund — 5,858 2,771 3,005
International Small Company Fund 6,116 118 930 5,934
LargeCap Growth Fund I 9,405 11,008 4,626 20,361
LargeCap S&P 500 Index Fund — 12,103 1,221 12,393
LargeCap Value Fund III 17,483 11,197 8,234 21,904
MidCap Account 24,449 332 18,061 9,607
Origin Emerging Markets Fund 20,740 1,902 11,117 12,950
Overseas Fund 9,765 7,070 1,266 17,096
Principal Capital Appreciation Fund 45,157 8,589 8,932 55,621
Principal Government Money Market Fund - Class R-6 5.26% 5,699 16,437 19,021 3,115
Principal U.S. Mega-Cap ETF 34,286 22,203 — 69,009
Principal U.S. Small-Cap ETF 7,373 8,524 1,697 16,025
Real Estate Securities Account — 6,193 81 6,088
Short-Term Income Fund 17,438 669 7,235 11,181
Small- MidCap Dividend Income Fund — 12,112 1,004 12,186
Spectrum Preferred and Capital Securities Income Fund 27,757 1,124 11,644 17,289
$ 568,167 $ 168,616 $ 215,059 $ 590,414
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 16 $ 8,548 $ — $ 10,374
Bond Market Index Fund 1,070 (1,640) — 1,839
Core Fixed Income Fund 2,751 (314) — 1,852
Diversified International Fund 578 (505) — 4,018
Diversified Real Asset Fund 492 (1,617) — 1,636
Equity Income Account 934 2,540 1,851 (564)
Finisterre Emerging Markets Total Return Bond Fund 499 (116) — 429
Global Real Estate Securities Fund — 580 — (447)
Government & High Quality Bond Account 187 (565) — 992
High Yield Fund 1,134 (311) — 1,441
Inflation Protection Fund 356 (264) — 287
International Equity Index Fund 87 (148) 25 66
International Small Company Fund 116 (80) — 710
LargeCap Growth Fund I 18 (1,388) 1,132 5,962
LargeCap S&P 500 Index Fund 171 87 327 1,424
LargeCap Value Fund III 397 (964) 304 2,422
MidCap Account — (3,886) 248 6,773
Origin Emerging Markets Fund 298 (3,659) — 5,084
Overseas Fund 725 (60) 305 1,587
Principal Capital Appreciation Fund 529 (1,217) — 12,024
Principal Government Money Market Fund - Class R-6 5.26% 324 — — —
Principal U.S. Mega-Cap ETF 738 — — 12,520
Principal U.S. Small-Cap ETF 83 658 — 1,167
Real Estate Securities Account 114 (11) 210 (13)
Short-Term Income Fund 503 (374) — 683
Small- MidCap Dividend Income Fund 221 (14) 75 1,092
Spectrum Preferred and Capital Securities Income Fund 1,093 (2,012) — 2,064
$ 13,434 $ (6,732) $ 4,477 $ 75,422
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 99.98% Shares Held Value (000's)
Money Market Funds - 0.74%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
1,227,017 $ 1,227
Principal Exchange-Traded Funds - 9.87%
Principal U.S. Mega-Cap ETF
(a)
286,030 13,375
Principal U.S. Small-Cap ETF
(a)
64,200 2,951
$ 16,326
Principal Funds, Inc. Class R-6 - 49.59%
Blue Chip Fund
(a)
241,960 9,567
Core Fixed Income Fund
(a)
4,834,920 41,677
Diversified International Fund
(a)
315,686 4,126
Diversified Real Asset Fund
(a)
416,075 4,602
High Yield Fund
(a)
1,050,921 7,009
International Equity Index Fund
(a)
77,657 863
International Small Company Fund
(a)
100,568 1,012
LargeCap Growth Fund I
(a)
117,433 2,047
Origin Emerging Markets Fund
(a)
235,814 2,264
Small- MidCap Dividend Income Fund
(a)
137,463 2,418
Spectrum Preferred and Capital Securities Income
Fund
(a)
728,274 6,423
$ 82,008
Principal Funds, Inc. Institutional Class - 29.33%
Bond Market Index Fund
(a)
2,121,920 18,015
Finisterre Emerging Markets Total Return Bond
Fund
(a)
431,897 3,827
Inflation Protection Fund
(a)
793,300 6,077
LargeCap S&P 500 Index Fund
(a)
108,926 2,538
LargeCap Value Fund III
(a)
112,738 2,029
Overseas Fund
(a)
157,629 1,680
Principal Capital Appreciation Fund
(a)
146,599 10,080
Short-Term Income Fund
(a)
360,968 4,271
$ 48,517
Principal Variable Contracts Funds, Inc.  Class 1 - 10.45%
Equity Income Account
(a)
374,944 10,315
Government & High Quality Bond Account
(a)
472,266 3,976
MidCap Account
(a),(c)
27,044 1,705
Real Estate Securities Account
(a)
70,605 1,279
$ 17,275
TOTAL INVESTMENT COMPANIES $ 165,353
Total Investments $ 165,353
Other Assets and Liabilities -  0.02% 20
TOTAL NET ASSETS - 100.00% $ 165,373
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 55.1 8%
Domestic Equity Funds 35.26%
International Equity Funds 6.02%
Specialty Funds 2.78%
Money Market Funds 0.74%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 13,398 $ 375 $ 7,810 $ 9,567
Bond Market Index Fund 24,448 2,337 8,934 18,015
Core Fixed Income Fund 31,863 12,170 3,150 41,677
Diversified International Fund 4,875 289 1,630 4,126
Diversified Real Asset Fund 4,550 923 930 4,602
Equity Income Account 15,148 1,201 6,512 10,315
Finisterre Emerging Markets Total Return Bond Fund 4,004 548 882 3,827
Global Real Estate Securities Fund 884 — 927 —
Government & High Quality Bond Account 7,854 373 4,438 3,976
High Yield Fund 4,795 3,212 1,352 7,009
Inflation Protection Fund 5,541 1,307 788 6,077
International Equity Index Fund — 1,440 566 863
International Small Company Fund 1,027 61 182 1,012
LargeCap Growth Fund I — 2,151 446 2,047
LargeCap S&P 500 Index Fund — 2,615 395 2,538
LargeCap Value Fund III — 2,112 203 2,029
MidCap Account 4,398 157 3,340 1,705
Origin Emerging Markets Fund 3,684 677 2,343 2,264
Overseas Fund 1,169 629 329 1,680
Principal Capital Appreciation Fund 8,776 1,579 2,290 10,080
Principal Government Money Market Fund - Class R-6 5.26% 1,465 3,135 3,373 1,227
Principal U.S. Mega-Cap ETF 6,103 5,187 233 13,375
Principal U.S. Small-Cap ETF 1,376 1,328 121 2,951
Real Estate Securities Account — 1,273 — 1,279
Short-Term Income Fund 7,608 766 4,221 4,271
Small- MidCap Dividend Income Fund — 2,373 172 2,418
Spectrum Preferred and Capital Securities Income Fund 10,339 783 4,713 6,423
$ 163,305 $ 49,001 $ 60,280 $ 165,353
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3 $ 821 $ — $ 2,783
Bond Market Index Fund 733 (649) — 813
Core Fixed Income Fund 1,332 (464) — 1,258
Diversified International Fund 107 (222) — 814
Diversified Real Asset Fund 109 (137) — 196
Equity Income Account 230 (539) 457 1,017
Finisterre Emerging Markets Total Return Bond Fund 242 (179) — 336
Global Real Estate Securities Fund — 202 — (159)
Government & High Quality Bond Account 93 (434) — 621
High Yield Fund 353 (97) — 451
Inflation Protection Fund 214 (91) — 108
International Equity Index Fund 25 (30) 7 19
International Small Company Fund 20 (5) — 111
LargeCap Growth Fund I 2 40 114 302
LargeCap S&P 500 Index Fund 35 25 67 293
LargeCap Value Fund III 37 3 28 117
MidCap Account — (691) 41 1,181
Origin Emerging Markets Fund 52 (747) — 993
Overseas Fund 71 (8) 30 219
Principal Capital Appreciation Fund 96 (167) — 2,182
Principal Government Money Market Fund - Class R-6 5.26% 55 — — —
Principal U.S. Mega-Cap ETF 134 23 — 2,295
Principal U.S. Small-Cap ETF 15 47 — 321
Real Estate Securities Account 22 — 41 6
Short-Term Income Fund 220 (216) — 334
Small- MidCap Dividend Income Fund 41 (9) 15 226
Spectrum Preferred and Capital Securities Income Fund 401 (840) — 854
$ 4,642 $ (4,364) $ 800 $ 17,691
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 99.97% Shares Held Value (000's)
Money Market Funds - 0.71%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
2,748,141 $ 2,748
Principal Exchange-Traded Funds - 16.02%
Principal U.S. Mega-Cap ETF
(a)
1,029,311 48,131
Principal U.S. Small-Cap ETF
(a)
299,400 13,763
$ 61,894
Principal Funds, Inc. Class R-6 - 42.67%
Blue Chip Fund
(a)
1,216,004 48,081
Core Fixed Income Fund
(a)
2,872,517 24,762
Diversified International Fund
(a)
1,701,865 22,243
Diversified Real Asset Fund
(a)
1,206,727 13,346
High Yield Fund
(a)
878,144 5,857
International Equity Index Fund
(a)
348,086 3,867
International Small Company Fund
(a)
546,302 5,496
LargeCap Growth Fund I
(a)
980,516 17,090
Origin Emerging Markets Fund
(a)
1,134,840 10,895
Small- MidCap Dividend Income Fund
(a)
472,804 8,317
Spectrum Preferred and Capital Securities Income
Fund
(a)
559,946 4,939
$ 164,893
Principal Funds, Inc. Institutional Class - 26.00%
Bond Market Index Fund
(a)
1,054,081 8,949
Finisterre Emerging Markets Total Return Bond
Fund
(a)
334,029 2,959
Inflation Protection Fund
(a)
331,441 2,539
LargeCap S&P 500 Index Fund
(a)
422,220 9,838
LargeCap Value Fund III
(a)
1,086,926 19,565
Overseas Fund
(a)
889,661 9,484
Principal Capital Appreciation Fund
(a)
685,924 47,164
$ 100,498
Principal Variable Contracts Funds, Inc.  Class 1 - 14.57%
Equity Income Account
(a)
1,483,908 40,822
Government & High Quality Bond Account
(a)
286,967 2,416
MidCap Account
(a),(c)
114,946 7,245
Real Estate Securities Account
(a)
321,675 5,829
$ 56,312
TOTAL INVESTMENT COMPANIES $ 386,345
Total Investments $ 386,345
Other Assets and Liabilities -  0.03% 115
TOTAL NET ASSETS - 100.00% $ 386,460
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68.78%
Fixed Income Funds 13.58%
International Equity Funds 13.45%
Specialty Funds 3.45%
Money Market Funds 0.71%
Other Assets and Liabilities
0.03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 52,252 $ 1,160 $ 21,574 $ 48,081
Bond Market Index Fund 12,833 1,118 5,082 8,949
Core Fixed Income Fund 17,121 7,549 399 24,762
Diversified International Fund 23,851 1,112 5,875 22,243
Diversified Real Asset Fund 16,613 2,838 6,191 13,346
Equity Income Account 48,403 3,694 13,057 40,822
Finisterre Emerging Markets Total Return Bond Fund 2,849 226 236 2,959
Global Real Estate Securities Fund 1,595 — 1,675 —
Government & High Quality Bond Account 3,539 200 1,423 2,416
High Yield Fund 3,942 2,348 730 5,857
Inflation Protection Fund 2,364 248 69 2,539
International Equity Index Fund — 7,412 3,434 3,867
International Small Company Fund 4,990 328 366 5,496
LargeCap Growth Fund I 8,562 7,802 3,106 17,090
LargeCap S&P 500 Index Fund — 9,551 906 9,838
LargeCap Value Fund III 14,700 8,164 4,542 19,565
MidCap Account 21,660 448 17,299 7,245
Origin Emerging Markets Fund 16,935 2,303 9,514 10,895
Overseas Fund 6,698 2,430 798 9,484
Principal Capital Appreciation Fund 38,060 5,611 5,737 47,164
Principal Government Money Market Fund - Class R-6 5.26% 2,766 13,431 13,449 2,748
Principal U.S. Mega-Cap ETF 27,994 10,598 — 48,131
Principal U.S. Small-Cap ETF 6,974 7,614 2,303 13,763
Real Estate Securities Account — 6,010 162 5,829
Short-Term Income Fund 3,958 421 4,385 —
Small- MidCap Dividend Income Fund — 10,912 3,223 8,317
Spectrum Preferred and Capital Securities Income Fund 7,046 401 2,527 4,939
$ 345,705 $ 113,929 $ 128,062 $ 386,345
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 15 $ 1,106 $ — $ 15,137
Bond Market Index Fund 362 (300) — 380
Core Fixed Income Fund 748 (62) — 553
Diversified International Fund 576 (273) — 3,428
Diversified Real Asset Fund 324 (1,161) — 1,247
Equity Income Account 881 (699) 1,744 2,481
Finisterre Emerging Markets Total Return Bond Fund 190 (45) — 165
Global Real Estate Securities Fund — 63 — 17
Government & High Quality Bond Account 55 (134) — 234
High Yield Fund 293 (90) — 387
Inflation Protection Fund 89 (5) — 1
International Equity Index Fund 112 (196) 32 85
International Small Company Fund 108 (63) — 607
LargeCap Growth Fund I 15 (928) 952 4,760
LargeCap S&P 500 Index Fund 137 54 262 1,139
LargeCap Value Fund III 355 (557) 271 1,800
MidCap Account — (3,500) 199 5,936
Origin Emerging Markets Fund 255 (3,248) — 4,419
Overseas Fund 403 (55) 170 1,209
Principal Capital Appreciation Fund 450 (700) — 9,930
Principal Government Money Market Fund - Class R-6 5.26% 282 — — —
Principal U.S. Mega-Cap ETF 568 — — 9,539
Principal U.S. Small-Cap ETF 68 883 — 595
Real Estate Securities Account 109 (14) 202 (5)
Short-Term Income Fund 102 (203) — 209
Small- MidCap Dividend Income Fund 185 (162) 52 790
Spectrum Preferred and Capital Securities Income Fund 301 (458) — 477
$ 6,983 $ (10,747) $ 3,884 $ 65,520
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 99.99% Shares Held Value (000's)
Money Market Funds - 0.53%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
719,825 $ 720
Principal Exchange-Traded Funds - 8.74%
Principal Active High Yield ETF
(a)
121,116 2,284
Principal U.S. Mega-Cap ETF
(a)
205,407 9,605
$ 11,889
Principal Funds, Inc. Class R-6 – 49.09%
Blue Chip Fund
(a)
66,757 2,640
Core Fixed Income Fund
(a)
4, 813,006 41,488
Diversified International Fund
(a)
267,687 3,499
Diversified Real Asset Fund
(a)
188,983 2,090
Global Real Estate Securities Fund
(a)
77,459 720
High Yield Fund
(a)
696,722 4,647
LargeCap Growth Fund I
(a)
73,559 1,282
Origin Emerging Markets Fund
(a)
65,554 629
Small- MidCap Dividend Income Fund
(a)
253,389 4,457
Spectrum Preferred and Capital Securities Income
Fund
(a)
603,344 5,321
$ 66,773
Principal Funds, Inc. Institutional Class - 33.59%
Bond Market Index Fund
(a)
2,535,864 21,529
Finisterre Emerging Markets Total Return Bond
Fund
(a)
394,708 3,497
Inflation Protection Fund
(a)
975,645 7,473
LargeCap S&P 500 Index Fund
(a)
57,753 1,346
LargeCap Value Fund III
(a)
72,420 1,304
Principal Capital Appreciation Fund
(a)
84,143 5,786
Short-Term Income Fund
(a)
402,700 4,764
$ 45,699
Principal Variable Contracts Funds, Inc.  Class 1 - 8.04%
Equity Income Account
(a)
158,776 4,368
Government & High Quality Bond Account
(a)
696,435 5,864
Real Estate Securities Account
(a)
38,875 704
$ 10,936
TOTAL INVESTMENT COMPANIES $ 136,017
Total Investments $ 136,017
Other Assets and Liabilities -  0.01% 14
TOTAL NET ASSETS - 100.00% $ 136,031
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 71. 21%
Domestic Equity Funds 23.15%
International Equity Funds 3.56%
Specialty Funds 1.54%
Money Market Funds 0.53%
Other Assets and Liabilities
0.01%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 5,608 $ 43 $ 4,178 $ 2,640
Bond Market Index Fund 29,785 3,064 11,498 21,529
Core Fixed Income Fund 37,696 7,704 4,765 41,488
Diversified International Fund 3,148 745 841 3,499
Diversified Real Asset Fund — 1,984 36 2,090
Equity Income Account 9,180 385 5,452 4,368
Finisterre Emerging Markets Total Return Bond Fund 2,946 719 305 3,497
Global Real Estate Securities Fund 868 19 226 720
Government & High Quality Bond Account 9,306 353 3,995 5,864
High Yield Fund 1,989 2,918 468 4,647
Inflation Protection Fund 7,092 1,440 1,074 7,473
LargeCap Growth Fund I — 1,527 482 1,282
LargeCap S&P 500 Index Fund — 1,506 342 1,346
LargeCap Value Fund III — 1,508 284 1,304
Origin Emerging Markets Fund 1,054 164 662 629
Principal Active High Yield ETF 3,054 — 914 2,284
Principal Capital Appreciation Fund 5,292 1,174 1,875 5,786
Principal Government Money Market Fund - Class R-6 5.26% 1,277 1,626 2,183 720
Principal U.S. Mega-Cap ETF 3,729 4,333 — 9,605
Real Estate Securities Account — 739 28 704
Short-Term Income Fund 8,599 615 4,586 4,764
Small- MidCap Dividend Income Fund 1,656 2,875 686 4,457
Spectrum Preferred and Capital Securities Income Fund 10,745 494 5,946 5,321
$ 143,024 $ 35,935 $ 50,826 $ 136,017
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1 $ 124 $ — $ 1,043
Bond Market Index Fund 871 (811) — 989
Core Fixed Income Fund 1,371 (851) — 1,704
Diversified International Fund 90 (23) — 470
Diversified Real Asset Fund 14 1 — 141
Equity Income Account 100 (486) 199 741
Finisterre Emerging Markets Total Return Bond Fund 205 (64) — 201
Global Real Estate Securities Fund 19 44 — 15
Government & High Quality Bond Account 143 (480) — 680
High Yield Fund 218 (11) — 219
Inflation Protection Fund 262 (128) — 143
LargeCap Growth Fund I 1 46 71 191
LargeCap S&P 500 Index Fund 19 25 36 157
LargeCap Value Fund III 24 6 18 74
Origin Emerging Markets Fund 14 (321) — 394
Principal Active High Yield ETF 148 (20) — 164
Principal Capital Appreciation Fund 55 (106) — 1,301
Principal Government Money Market Fund - Class R-6 5.26% 58 — — —
Principal U.S. Mega-Cap ETF 90 — — 1,543
Real Estate Securities Account 14 (5) 25 (2)
Short-Term Income Fund 246 (232) — 368
Small- MidCap Dividend Income Fund 63 (31) 28 643
Spectrum Preferred and Capital Securities Income Fund 369 (1,008) — 1,036
$ 4,395 $ (4,331) $ 377 $ 12,215
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 99 .97 % Shares Held Value (000's)
Money Market Funds - 0 .67%
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(b)
2,691,192 $ 2,691
Principal Exchange-Traded Funds - 17 .47%
Principal U.S. Mega-Cap ETF
(a)
1,137,000 53,166
Principal U.S. Small-Cap ETF
(a)
364,100 16,738
$ 69,904
Principal Funds, Inc. Class R-6 - 38 .37%
Blue Chip Fund
(a)
1,445,895 57,171
Diversified International Fund
(a)
1,569,601 20,515
Diversified Real Asset Fund
(a)
1,319,555 14,594
International Equity Index Fund
(a)
459,775 5,108
International Small Company Fund
(a)
963,644 9,694
LargeCap Growth Fund I
(a)
1,184,563 20,647
Origin Emerging Markets Fund
(a)
1,592,235 15,286
Small-MidCap Dividend Income Fund
(a)
596,206 10,487
$ 153,502
Principal Funds, Inc. Institutional Class - 28 .56%
LargeCap S&P 500 Index Fund
(a)
525,634 12,247
LargeCap Value Fund III
(a)
1,309,311 23,568
Overseas Fund
(a)
1,879,846 20,039
Principal Capital Appreciation Fund
(a)
849,192 58,390
$ 114,244
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .90%
Equity Income Account
(a)
1,745,638 48,023
MidCap Account
(a),(c)
128,812 8,119
Real Estate Securities Account
(a)
190,462 3,451
$ 59,593
TOTAL INVESTMENT COMPANIES $ 399,934
Total Investments $ 399,934
Other Assets and Liabilities -  0.03% 133
TOTAL NET ASSETS - 100.00% $ 400,067
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 77 .99%
International Equity Funds 17 .66%
Specialty Funds 3 .65%
Money Market Funds 0 .67%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 57,590 $ 2,924 $ 22,313 $ 57,171
Bond Market Index Fund 9,733 564 10,137 —
Diversified International Fund 25,055 1,107 8,694 20,515
Diversified Real Asset Fund 9,023 5,362 158 14,594
Equity Income Account 53,712 5,148 12,989 48,023
International Equity Index Fund — 9,916 4,663 5,108
International Small Company Fund 8,507 886 658 9,694
LargeCap Growth Fund I 10,225 9,202 3,345 20,647
LargeCap S&P 500 Index Fund — 11,626 824 12,247
LargeCap Value Fund III 17,244 9,720 4,883 23,568
MidCap Account 23,458 635 18,462 8,119
Origin Emerging Markets Fund 22,470 2,676 11,440 15,286
Overseas Fund 14,696 4,361 1,416 20,039
Principal Capital Appreciation Fund 44,659 6,216 3,564 58,390
Principal Government Money Market Fund - Class R-6 5.26% 2,373 7,711 7,393 2,691
Principal U.S. Mega-Cap ETF 31,084 11,613 — 53,166
Principal U.S. Small-Cap ETF 9,035 9,034 3,111 16,738
Real Estate Securities Account — 3,392 27 3,451
Small-MidCap Dividend Income Fund — 15,465 6,178 10,487
$ 338,864 $ 117,558 $ 120,255 $ 399,934
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 18 $ (656) $ — $ 19,626
Bond Market Index Fund — (730) — 570
Diversified International Fund 530 (606) — 3,653
Diversified Real Asset Fund 281 (23) — 390
Equity Income Account 1,001 (1,258) 1,985 3,410
International Equity Index Fund 147 (259) 42 114
International Small Company Fund 190 (186) — 1,145
LargeCap Growth Fund I 18 64 1,146 4,501
LargeCap S&P 500 Index Fund 169 46 323 1,399
LargeCap Value Fund III 426 111 326 1,376
MidCap Account — (3,095) 182 5,583
Origin Emerging Markets Fund 352 (549) — 2,129
Overseas Fund 851 (106) 359 2,504
Principal Capital Appreciation Fund 554 (589) — 11,668
Principal Government Money Market Fund - Class R-6 5.26% 171 — — —
Principal U.S. Mega-Cap ETF 626 — — 10,469
Principal U.S. Small-Cap ETF 82 1,188 — 592
Real Estate Securities Account 37 — 68 86
Small-MidCap Dividend Income Fund 249 197 65 1,003
$ 5,702 $ (6,451) $ 4,496 $ 70,218
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .96 % Shares Held Value (000's)
Money Market Funds - 2 .96%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
252,000 $ 252
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
3,770,278 3,770
$ 4,022
TOTAL INVESTMENT COMPANIES $ 4,022
BONDS - 88 .30%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .47%
RTX Corp
3.20%, 03/15/2024 $ 250 $ 249
5.75%, 11/08/2026 375 385
$ 634
Agriculture - 0 .07%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 95
Airlines - 0 .64%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
535 520
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
353 348
$ 868
Automobile Asset Backed Securities - 7 .37%
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 400 401
CPS Auto Receivables Trust 2022-B
2.88%, 06/15/2026
(d)
285 284
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
298 298
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 300
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 443
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
250 231
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 210 209
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 400 401
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 680 684
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 500 500
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 120 120
Navistar Financial Dealer Note Master Owner Trust
II
6.59%, 05/25/2027
(d)
800 801
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 388 387
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 734
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
655 628
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
500 494
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
750 740
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 190
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
900 908
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 416 415
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2022-2
6.47%, 08/15/2025
(d)
$ 46 $ 46
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2023-A
5.77%, 07/15/2026 350 350
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 456 456
$ 10,020
Banks - 15 .30%
Bank of America Corp
0.98%, 09/25/2025
(e)
1,250 1,206
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
700 650
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 565
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 750 743
Bank of Montreal
0.95%, 01/22/2027
(e)
600 553
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
5.71%, 04/26/2024 500 500
Secured Overnight Financing Rate + 0.26%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 280
Barclays PLC
2.28%, 11/24/2027
(e)
500 459
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
500 498
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
400 403
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 309
5.99%, 10/03/2028 160 167
Citigroup Inc
1.12%, 01/28/2027
(e)
900 827
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024 274 271
6.05%, 10/30/2024 400 400
Secured Overnight Financing Rate + 0.69%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 172
6.82%, 11/20/2029
(e)
250 263
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
3.65%, 01/25/2024 200 200
4.30%, 01/16/2024 400 400
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
300 278
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 491
Secured Overnight Financing Rate + 1.73%
6.20%, 12/09/2026 600 594
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%

Schedule of Investments
Short-Term Income Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
$ 700 $ 643
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,297
Secured Overnight Financing Rate + 0.80%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 600
Morgan Stanley
1.59%, 05/04/2027
(e)
250 230
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 279
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(e)
250 250
Secured Overnight Financing Rate + 1.30%
6.07%, 01/24/2025 1,000 999
Secured Overnight Financing Rate + 0.63%
NatWest Group PLC
4.27%, 03/22/2025
(e)
250 249
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
200 194
1.60%, 09/29/2026
(d)
400 365
Royal Bank of Canada
0.88%, 01/20/2026 600 556
Societe Generale SA
2.63%, 01/22/2025
(d)
600 581
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 554
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 319
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
225 243
Secured Overnight Financing Rate + 2.45%
UBS Group AG
2.59%, 09/11/2025
(d),(e)
650 636
Secured Overnight Financing Rate + 1.56%
4.49%, 08/05/2025
(d),(e)
750 744
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
800 770
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
400 383
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
500 486
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
$ 20,802
Beverages - 0 .79%
JDE Peet's NV
0.80%, 09/24/2024
(d)
500 481
Keurig Dr Pepper Inc
0.75%, 03/15/2024 600 594
$ 1,075
Biotechnology - 0 .30%
Amgen Inc
5.15%, 03/02/2028 400 409
Building Materials - 0 .23%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 307
Chemicals - 0 .67%
Celanese US Holdings LLC
3.50%, 05/08/2024 200 198
Nutrien Ltd
5.90%, 11/07/2024 450 451
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Westlake Corp
3.60%, 08/15/2026 $ 268 $ 259
$ 908
Commercial Mortgage Backed Securities - 9 .43%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(f)
545 518
BX Commercial Mortgage Trust 2021-21M
6.21%, 10/15/2036
(d)
253 248
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.84%
BX Commercial Mortgage Trust 2021-ACNT
6.33%, 11/15/2038
(d)
400 394
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
6.15%, 06/15/2038
(d)
279 274
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
6.18%, 09/15/2036
(d)
1,000 974
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
6.16%, 10/15/2038
(d)
782 767
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2021-BXMF
6.11%, 10/15/2026
(d)
352 345
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.98%, 10/15/2036
(d)
750 728
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
Cold Storage Trust 2020-ICE5
6.37%, 11/15/2037
(d)
590 587
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.01%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
6.39%, 05/15/2036
(d)
698 698
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.03%
ELP Commercial Mortgage Trust 2021-ELP
6.18%, 11/15/2038
(d)
749 735
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp II
4.32%, 09/10/2038
(d),(f)
460 447
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.28%, 04/15/2038
(d)
718 712
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Life 2021-BMR Mortgage Trust
6.18%, 03/15/2038
(d)
639 625
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.66%, 05/15/2039
(d)
800 782
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
6.28%, 04/15/2038
(d)
922 913
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%

Schedule of Investments
Short-Term Income Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MHC Trust 2021-MHC2
6.33%, 05/15/2038
(d)
$ 793 $ 782
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
MHP 2021-STOR
6.18%, 07/15/2038
(d)
650 640
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
6.18%, 01/15/2027
(d)
456 447
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.96%, 10/15/2036
(d)
658 643
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
6.21%, 11/15/2038
(d)
574 565
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 12,824
Computers - 0 .70%
Apple Inc
1.13%, 05/11/2025 1,000 954
Consumer Products - 0 .34%
Avery Dennison Corp
0.85%, 08/15/2024 475 461
Diversified Financial Services - 0 .62%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 483
6.45%, 04/15/2027
(d)
350 362
$ 845
Electric - 7 .77%
AES Corp/The
1.38%, 01/15/2026 900 833
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 136
5.95%, 03/30/2029
(d)
250 260
American Electric Power Co Inc
2.03%, 03/15/2024 350 347
Black Hills Corp
1.04%, 08/23/2024 550 534
Consumers Energy Co
4.90%, 02/15/2029 375 381
Dominion Energy Inc
3.07%, 08/15/2024
(f)
530 521
DTE Energy Co
1.05%, 06/01/2025 250 236
2.53%, 10/01/2024
(f)
478 467
Duke Energy Corp
0.90%, 09/15/2025 250 233
Emera US Finance LP
0.83%, 06/15/2024
(g)
395 385
Entergy Louisiana LLC
0.95%, 10/01/2024 500 484
Evergy Inc
2.45%, 09/15/2024 200 195
Fells Point Funding Trust
3.05%, 01/31/2027
(d)
750 707
Fortis Inc/Canada
3.06%, 10/04/2026 656 623
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 169
5.75%, 09/01/2025 800 808
6.05%, 03/01/2025 150 151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Enterprise Group Inc
0.80%, 08/15/2025 $ 700 $ 654
2.88%, 06/15/2024 100 99
5.88%, 10/15/2028 350 367
Southern Co/The
5.50%, 03/15/2029 500 520
Southwestern Electric Power Co
1.65%, 03/15/2026 400 372
Tucson Electric Power Co
3.05%, 03/15/2025 100 97
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 758
Xcel Energy Inc
1.75%, 03/15/2027 250 228
$ 10,565
Entertainment - 0 .21%
Warnermedia Holdings Inc
3.76%, 03/15/2027 300 287
Food - 1 .56%
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 310 308
Mondelez International Holdings Netherlands BV
0.75%, 09/24/2024
(d)
500 482
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
850 849
0.61%, 09/14/2024
(d)
500 484
$ 2,123
Forest Products & Paper - 0 .28%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 378
Gas - 0 .39%
NiSource Inc
0.95%, 08/15/2025 400 374
5.25%, 03/30/2028 150 153
$ 527
Healthcare - Services - 1 .55%
Centene Corp
4.25%, 12/15/2027 750 723
HCA Inc
5.25%, 06/15/2026 1,000 1,005
Roche Holdings Inc
5.27%, 11/13/2026
(d)
375 383
$ 2,111
Home Builders - 0 .36%
DR Horton Inc
2.50%, 10/15/2024 500 488
Home Furnishings - 0 .18%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
250 246
Insurance - 2 .65%
Athene Global Funding
1.72%, 01/07/2025
(d)
400 383
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 463
1.10%, 06/23/2025
(d)
550 519
Markel Group Inc
3.50%, 11/01/2027 209 199
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
500 493
Metropolitan Life Global Funding I
3.60%, 01/11/2024
(d)
600 600
New York Life Global Funding
2.00%, 01/22/2025
(d)
500 484
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 462
$ 3,603

Schedule of Investments
Short-Term Income Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0 .34%
eBay Inc
1.40%, 05/10/2026 $ 500 $ 463
Media - 0 .21%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 289
Mining - 0 .47%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 398
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 236
$ 634
Mortgage Backed Securities - 3 .27%
CHL Mortgage Pass-Through Trust 2003-46
5.56%, 01/19/2034
(f)
8 8
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(f)
107 93
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(f)
1,158 1,164
JP Morgan Mortgage Trust 2004-A3
5.39%, 07/25/2034
(f)
4 3
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 10
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(f)
293 261
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(f)
489 488
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(f)
148 131
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(f)
387 336
PHH Mortgage Trust Series 2008-CIM1
7.71%, 06/25/2038 30 27
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(f)
750 658
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(f)
140 126
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(f)
372 324
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(f)
545 474
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(f)
7 7
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(f)
13 12
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(f)
220 188
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(f)
87 78
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(f)
65 57
$ 4,445
Office & Business Equipment - 0 .27%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 374
Oil & Gas - 0 .71%
Chevron USA Inc
0.69%, 08/12/2025 400 376
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp
2.99%, 03/19/2025 $ 450 $ 440
Phillips 66
3.85%, 04/09/2025 150 148
$ 964
Other Asset Backed Securities - 16 .84%
AMMC CLO 15 Ltd
6.78%, 01/15/2032
(d)
600 600
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Bardot CLO Ltd
6.76%, 10/22/2032
(d)
500 497
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
3 3
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
59 58
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,649 1,474
1.69%, 07/15/2060
(d)
450 416
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
300 301
Dewolf Park CLO Ltd
6.58%, 10/15/2030
(d)
952 951
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
300 301
Fortress Credit Opportunities XVII CLO Ltd
6.76%, 01/15/2030
(d)
683 681
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 450 450
JP Morgan Mortgage Trust 2023-HE1
7.09%, 11/25/2053
(d)
123 124
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
7.04%, 03/25/2054
(d)
628 630
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
7.09%, 05/25/2054
(d)
400 403
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
KKR CLO 18 Ltd
6.60%, 07/18/2030
(d)
702 701
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
7.06%, 10/20/2030
(d)
240 239
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
7.23%, 10/20/2030
(d)
400 396
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
376 376
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
625 627
Lake Shore MM CLO III LLC
7.14%, 10/17/2031
(d)
1,000 995
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.74%

Schedule of Investments
Short-Term Income Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Madison Park Funding XVIII Ltd
6.61%, 10/21/2030
(d)
$ 977 $ 977
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Marathon CLO X Ltd
6.64%, 11/15/2029
(d)
117 117
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
Marathon CLO XIII Ltd
6.98%, 04/15/2032
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.58%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
500 502
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
38 34
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
492 503
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
62 61
Oaktree CLO 2019-4 Ltd
6.80%, 10/20/2032
(d)
1,000 999
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Palmer Square Loan Funding 2022-1 Ltd
6.44%, 04/15/2030
(d)
377 376
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.93%, 10/20/2031
(d)
337 334
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
0.71%, 04/15/2026
(d)
250 246
0.97%, 02/15/2026
(d)
350 348
2.47%, 02/15/2027
(d)
1,000 967
5.52%, 10/15/2028
(d)
200 202
Shackleton 2017-X CLO Ltd
6.57%, 04/20/2029
(d)
255 255
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Stratus CLO 2021-2 Ltd
6.58%, 12/28/2029
(d)
176 175
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.16%
TCI-Flatiron CLO 2016-1 Ltd
6.50%, 01/17/2032
(d)
585 583
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
1,500 1,497
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
600 577
Verizon Master Trust
4.49%, 01/22/2029 700 696
4.89%, 04/13/2028 1,000 997
5.16%, 06/20/2029 600 607
5.23%, 11/22/2027 550 550
Voya 2012-4 Ltd
6.66%, 10/15/2030
(d)
527 526
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
38 37
$ 22,889
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .52%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
$ 300 $ 296
1.51%, 04/15/2026
(d)
450 408
$ 704
Pharmaceuticals - 1 .03%
AbbVie Inc
2.60%, 11/21/2024 200 195
Cigna Group/The
0.61%, 03/15/2024 150 149
1.25%, 03/15/2026 500 463
Novartis Capital Corp
1.75%, 02/14/2025 300 291
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 300 299
$ 1,397
Pipelines - 1 .84%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 542
6.06%, 08/15/2026
(d)
150 154
Enbridge Inc
5.90%, 11/15/2026 525 539
Energy Transfer LP
4.40%, 03/15/2027 250 244
5.55%, 02/15/2028 400 408
ONEOK Inc
5.55%, 11/01/2026 300 305
Williams Cos Inc/The
5.40%, 03/02/2026 300 303
$ 2,495
REITs - 2 .45%
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 255
5.49%, 03/15/2028
(d)
500 507
Crown Castle Inc
1.35%, 07/15/2025 250 236
CubeSmart LP
4.00%, 11/15/2025 65 63
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 265
4.95%, 04/01/2024 250 249
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 446
1.88%, 07/15/2050
(d)
125 116
2.33%, 07/15/2052
(d)
653 577
2.84%, 01/15/2050
(d)
225 217
Ventas Realty LP
3.50%, 04/15/2024
(g)
400 397
$ 3,328
Semiconductors - 0 .14%
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 193
Software - 0 .41%
Oracle Corp
1.65%, 03/25/2026 300 280
Roper Technologies Inc
1.00%, 09/15/2025 300 280
$ 560
Student Loan Asset Backed Securities - 5 .19%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
62 58
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
69 65
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
128 113
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
252 218

Schedule of Investments
Short-Term Income Account
December 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
$ 247 $ 201
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
318 263
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
148 131
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
6 6
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
18 18
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
71 66
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
116 105
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
119 108
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
135 121
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
83 76
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
94 83
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
704 612
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
122 106
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
316 272
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
339 289
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
194 171
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
231 231
Navient Student Loan Trust
6.48%, 03/15/2072
(d)
577 586
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
513 464
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
161 145
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
323 295
SLM Private Credit Student Loan Trust 2004-A
6.05%, 06/15/2033 32 32
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
5.94%, 06/15/2039 335 322
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.85%, 12/15/2039 132 127
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
303 266
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
311 281
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
555 499
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
399 361
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
373 362
$ 7,053
Telecommunications - 1 .90%
AT&T Inc
1.70%, 03/25/2026 600 561
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
$ 100 $ 97
4.24%, 07/15/2048
(d)
290 275
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
359 356
5.15%, 03/20/2028
(d)
850 846
Verizon Communications Inc
1.45%, 03/20/2026 300 280
6.19%, 03/20/2026 168 168
Secured Overnight Financing Rate + 0.79%
$ 2,583
Transportation - 0 .52%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 337
Ryder System Inc
1.75%, 09/01/2026 400 369
$ 706
Trucking & Leasing - 0 .31%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
425 420
TOTAL BONDS $ 120,027
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8 .29%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
5.19%, 09/01/2035 $ 5 $ 5
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .02%
4.02%, 12/01/2032 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
4.12%, 01/01/2035 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
5.15%, 02/01/2035 1 —
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.90%
5.31%, 02/01/2037 7 7
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.06%
5.81%, 08/01/2034 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
5.83%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
7.29%, 04/01/2033 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
$ 22
U.S. Treasury - 8 .27%
0.63%, 03/31/2027 3,200 2,876
1.00%, 07/31/2028 2,250 1,979
1.25%, 11/30/2026 1,000 925
2.25%, 11/15/2027 2,720 2,557
2.38%, 05/15/2027 3,050 2,897
$ 11,234
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 11,261
Total Investments $ 135,310
Other Assets and Liabilities -  0.45% 614
TOTAL NET ASSETS - 100.00% $ 135,924

Schedule of Investments
Short-Term Income Account
December 31, 2023
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $252 or
0.19% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $68,346 or 50.28% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $245 or 0.18% of net assets.
Portfolio Summary
Sector Percent
Asset Backed Securities 29 .40%
Financial 21 .02%
Mortgage Securities 12 .72%
Government 8 .27%
Utilities 8 .16%
Consumer, Non-cyclical 5 .64%
Money Market Funds 2 .96%
Energy 2 .55%
Communications 2 .45%
Industrial 2 .05%
Technology 1 .52%
Basic Materials 1 .42%
Consumer, Cyclical 1 .39%
Other Assets and Liabilities
0 .45%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 755 $ 49,629 $ 46,614 $ 3,770
$ 755 $ 49,629 $ 46,614 $ 3,770
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 171 $ — $ — $ —
$ 171 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2024 Long 119 $ 12,944 $ 269
Total $ 269
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .55 % Shares Held Value (000's)
Money Market Funds - 1 .55%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
1,414,154 $ 1,414
Principal Government Money Market Fund - Class
R-6 5.26%
(a),(c)
1,301,947 1,302
$ 2,716
TOTAL INVESTMENT COMPANIES $ 2,716
COMMON STOCKS - 99 .26 % Shares Held Value (000's)
Aerospace & Defense - 0 .98%
AAR Corp
(d)
27,600 $ 1,722
Agriculture - 1 .27%
Darling Ingredients Inc
(d)
34,000 1,694
Vital Farms Inc
(d)
34,200 537
$ 2,231
Airlines - 0 .29%
Sun Country Airlines Holdings Inc
(d)
32,800 516
Automobile Parts & Equipment - 0 .74%
Visteon Corp
(d)
10,400 1,299
Banks - 9 .00%
Ameris Bancorp 29,000 1,538
Bancorp Inc/The
(d)
39,200 1,511
CVB Financial Corp 66,700 1,347
First Merchants Corp 27,200 1,009
FNB Corp/PA 141,258 1,945
Independent Bank Corp 4,102 270
Independent Bank Corp/MI 19,700 513
Pinnacle Financial Partners Inc 17,484 1,525
Popular Inc 16,700 1,371
Trustmark Corp 18,500 516
United Community Banks Inc/GA 46,720 1,367
Webster Financial Corp 15,307 777
Wintrust Financial Corp 23,100 2,142
$ 15,831
Biotechnology - 5 .79%
Bridgebio Pharma Inc
(d)
37,200 1,502
Cellectis SA ADR
(d)
45,779 141
Denali Therapeutics Inc
(d)
41,100 882
Immunocore Holdings PLC ADR
(d)
17,500 1,195
ImmunoGen Inc
(d)
45,100 1,337
Immunovant Inc
(d)
15,079 635
Insmed Inc
(d)
56,500 1,751
Intra-Cellular Therapies Inc
(d)
18,400 1,318
Iovance Biotherapeutics Inc
(d)
86,600 704
MacroGenics Inc
(d)
28,500 274
Olink Holding AB ADR
(d),(e)
17,282 435
$ 10,174
Building Materials - 3 .98%
Modine Manufacturing Co
(d)
45,006 2,687
Summit Materials Inc
(d)
48,800 1,877
Trex Co Inc
(d)
29,500 2,442
$ 7,006
Chemicals - 1 .34%
Koppers Holdings Inc 26,300 1,347
Livent Corp
(d),(e)
56,400 1,014
$ 2,361
Commercial Services - 3 .71%
AMN Healthcare Services Inc
(d)
12,400 929
Cross Country Healthcare Inc
(d)
49,400 1,118
Flywire Corp
(d)
34,900 808
Huron Consulting Group Inc
(d)
10,500 1,079
ICF International Inc 9,700 1,301
Progyny Inc
(d)
34,500 1,283
$ 6,518
Computers - 3 .55%
ExlService Holdings Inc
(d)
74,000 2,283
Parsons Corp
(d)
29,000 1,818
Super Micro Computer Inc
(d)
4,300 1,222
Varonis Systems Inc
(d)
20,200 915
$ 6,238
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .49%
Central Garden & Pet Co - A Shares
(d)
19,420 $ 855
Distribution & Wholesale - 1 .34%
WESCO International Inc 13,600 2,365
Diversified Financial Services - 2 .42%
Encore Capital Group Inc
(d)
17,100 868
Janus Henderson Group PLC 23,200 700
Lazard Ltd 15,700 546
Moelis & Co 9,700 544
Stifel Financial Corp 20,300 1,404
StoneX Group Inc
(d)
2,516 186
$ 4,248
Electric - 1 .91%
Brookfield Renewable Corp 44,700 1,287
Portland General Electric Co 47,800 2,072
$ 3,359
Electrical Components & Equipment - 1 .27%
EnerSys 22,200 2,241
Electronics - 4 .64%
Advanced Energy Industries Inc 23,100 2,516
Atkore Inc
(d)
14,200 2,272
Mirion Technologies Inc - Warrants
(d)
45,150 92
TD SYNNEX Corp 15,000 1,614
Vishay Intertechnology Inc 69,500 1,666
$ 8,160
Energy - Alternate Sources - 0 .39%
Array Technologies Inc
(d)
40,500 680
Engineering & Construction - 2 .46%
Dycom Industries Inc
(d)
21,300 2,451
MYR Group Inc
(d)
12,900 1,866
$ 4,317
Entertainment - 3 .30%
Caesars Entertainment Inc
(d)
27,700 1,299
Golden Entertainment Inc 42,100 1,681
TKO Group Holdings Inc 19,100 1,558
Vail Resorts Inc 5,900 1,259
$ 5,797
Food - 1 .41%
Performance Food Group Co
(d)
35,918 2,484
Gas - 1 .06%
Southwest Gas Holdings Inc 29,300 1,856
Hand & Machine Tools - 0 .74%
Regal Rexnord Corp 8,800 1,303
Healthcare - Products - 3 .09%
Adaptive Biotechnologies Corp
(d)
18,500 91
Castle Biosciences Inc
(d)
55,000 1,187
Exact Sciences Corp
(d)
19,900 1,472
Natera Inc
(d)
36,299 2,274
Nevro Corp
(d)
19,400 417
$ 5,441
Healthcare - Services - 2 .18%
Addus HomeCare Corp
(d)
17,600 1,634
LifeStance Health Group Inc
(d),(e)
126,600 991
RadNet Inc
(d)
34,500 1,200
$ 3,825
Home Builders - 1 .61%
Taylor Morrison Home Corp
(d)
53,100 2,833
Insurance - 3 .04%
CNO Financial Group Inc 42,471 1,185
Essent Group Ltd 20,700 1,092
Hanover Insurance Group Inc/The 12,735 1,546
Lincoln National Corp 13,400 362
Primerica Inc 5,600 1,152
$ 5,337
Internet - 0 .06%
Lulu's Fashion Lounge Holdings Inc
(d)
57,200 106
Iron & Steel - 1 .12%
Commercial Metals Co 39,300 1,967

Schedule of Investments
SmallCap Account
December 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 1 .10%
Life Time Group Holdings Inc
(d)
94,541 $ 1,426
Lindblad Expeditions Holdings Inc
(d),(e)
45,300 510
$ 1,936
Lodging - 0 .01%
Sonder Holdings Inc
(d)
6,591 22
Machinery - Diversified - 2 .13%
Chart Industries Inc
(d)
15,000 2,045
Zurn Elkay Water Solutions Corp 57,600 1,694
$ 3,739
Mining - 0 .12%
Piedmont Lithium Inc
(d)
7,800 220
Oil & Gas - 4 .96%
Chord Energy Corp 6,700 1,114
Civitas Resources Inc 28,500 1,949
Gulfport Energy Corp
(d)
14,500 1,931
Northern Oil and Gas Inc 30,000 1,112
Patterson-UTI Energy Inc 112,500 1,215
Valaris Ltd
(d)
20,500 1,406
$ 8,727
Oil & Gas Services - 0 .83%
ChampionX Corp 50,000 1,461
Packaging & Containers - 1 .07%
Graphic Packaging Holding Co 76,400 1,883
Pharmaceuticals - 1 .65%
Collegium Pharmaceutical Inc
(d)
48,800 1,502
Dexcom Inc
(d)
10,800 1,340
Revance Therapeutics Inc
(d)
7,600 67
$ 2,909
REITs - 6 .75%
Agree Realty Corp 35,900 2,260
Cousins Properties Inc 60,601 1,476
First Industrial Realty Trust Inc 45,400 2,391
Ladder Capital Corp 73,300 844
Pebblebrook Hotel Trust 176,820 2,825
Rexford Industrial Realty Inc 37,000 2,076
$ 11,872
Retail - 4 .13%
BJ's Wholesale Club Holdings Inc
(d)
26,800 1,787
Bloomin' Brands Inc 63,200 1,779
Caleres Inc 66,300 2,037
Petco Health & Wellness Co Inc
(d)
29,990 95
Portillo's Inc
(d)
42,000 669
Sally Beauty Holdings Inc
(d)
67,100 891
$ 7,258
Semiconductors - 2 .23%
Allegro MicroSystems Inc
(d)
50,400 1,525
Entegris Inc 12,700 1,522
SiTime Corp
(d)
7,100 867
$ 3,914
Software - 8 .40%
Aspen Technology Inc
(d)
3,344 736
Bentley Systems Inc 9,400 491
Concentrix Corp 15,100 1,483
DigitalOcean Holdings Inc
(d)
27,300 1,002
DoubleVerify Holdings Inc
(d)
33,300 1,225
Duolingo Inc
(d)
4,000 907
Jamf Holding Corp
(d)
27,500 497
Manhattan Associates Inc
(d)
9,100 1,960
Privia Health Group Inc
(d)
75,872 1,747
Progress Software Corp 18,900 1,026
Sophia Genetics SA
(d)
24,901 117
Sprout Social Inc
(d)
24,200 1,487
Verra Mobility Corp
(d)
91,200 2,100
$ 14,778
Telecommunications - 0 .58%
Credo Technology Group Holding Ltd
(d)
52,175 1,016
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .12%
Hub Group Inc
(d)
14,000 $ 1,287
Teekay Tankers Ltd 28,500 1,424
World Kinect Corp 44,376 1,011
$ 3,722
TOTAL COMMON STOCKS $ 174,527
Total Investments $ 177,243
Other Assets and Liabilities -  (0.81)% (1,418)
TOTAL NET ASSETS - 100.00% $ 175,825
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,414 or
0.80% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,357 or 0.77% of net assets.
Portfolio Summary
Sector Percent
Financial 21 .21%
Consumer, Non-cyclical 19 .59%
Industrial 19 .39%
Technology 14 .18%
Consumer, Cyclical 12 .52%
Energy 6 .18%
Utilities 2 .97%
Basic Materials 2 .58%
Money Market Funds 1 .55%
Communications 0 .64%
Other Assets and Liabilities
( 0 .81 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
December 31, 2023
See accompanying notes.

Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 163 $ 32,046 $ 30,907 $ 1,302
$ 163 $ 32,046 $ 30,907 $ 1,302
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 73 $ — $ — $ —
$ 73 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer April Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 89.87% Shares Held Value (000's)
Exchange-Traded Funds - 89.81%
iShares Core S&P 500 ETF
(a)
24,340 $ 11,625
SPDR Portfolio S&P 500 ETF 54,003 3,019
SPDR S&P 500 ETF Trust 4,846 2,303
Vanguard S&P 500 ETF 7,935 3,466
$ 20,413
Money Market Funds - 0.06%
Principal Government Money Market Fund - Class
R-6 5.26%
(b),(c)
13,682 14
TOTAL INVESTMENT COMPANIES $ 20,427
TOTAL PURCHASED OPTIONS - 13.35% $ 3,034
Total Investments $ 23,461
Other Assets and Liabilities -  (3.22)% (731)
TOTAL NET ASSETS - 100.00% $ 22,730
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$9,248 or 40.69% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 89.81%
Purchased Options 13.35%
Money Market Funds 0.06%
Other Assets and Liabilities
(3.22)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ — $ 58,639 $ 58,625 $ 14
$ — $ 58,639 $ 58,625 $ 14
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 16 $ — $ — $ —
$ 16 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 63 $ 6 $ 4.11 04/01/2024 $ 2,589 $ 2,972 $ 383
Put - S&P 500 Mini Index
(a)
N/A 493 49 $ 410.93 04/01/2024 1,115 62 (1,053)
Total $ 3,704 $ 3,034 $ (670)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 139 $ 14 $ 452.02 04/01/2024 $ (209) $ (471) $ (262)
Put - S&P 500 Mini Index
(a)
N/A 493 49 $ 369.84 04/01/2024 (642) (23) 619
Total $ (851) $ (494) $ 357
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer January Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 41 .80 % Shares Held Value (000's)
Exchange-Traded Funds - 41 .80%
iShares Core S&P 500 ETF
(a)
29,006 $ 13,854
SPDR Portfolio S&P 500 ETF
(a)
64,416 3,601
SPDR S&P 500 ETF Trust
(a)
5,828 2,770
Vanguard S&P 500 ETF
(a)
9,513 4,155
$ 24,380
TOTAL INVESTMENT COMPANIES $ 24,380
TOTAL PURCHASED OPTIONS - 8.02% $ 4,680
Total Investments $ 29,060
Other Assets and Liabilities -  50.18% 29,273
TOTAL NET ASSETS - 100.00% $ 58,333
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$5,169 or 8.86% of net assets.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 41 .80%
Purchased Options 8 .02%
Other Assets and Liabilities
50 .18%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 $ 26,061 $ 17,406 $ 43,467 $ —
$ 26,061 $ 17,406 $ 43,467 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 $ 13 $ — $ — $ —
$ 13 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 72 $ 7 $ 4 .77 01/02/2025 $ 3,367 $ 3,366 $ (1)
Put - S&P 500 Mini Index
(a)
N/A 592 59 $ 476 .98 01/02/2025 1,330 1,314 (16)
Total $ 4,697 $ 4,680 $ (17)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 173 $ 17 $ 524 .68 01/02/2025 $ (239) $ (245) $ (6)
Put - S&P 500 Mini Index
(a)
N/A 592 59 $ 429 .28 01/02/2025 (708) (699) 9
Total $ (947) $ (944) $ 3
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer July Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 128 .44 % Shares Held Value (000's)
Exchange-Traded Funds - 128 .35%
iShares Core S&P 500 ETF
(a)
82,799 $ 39,547
SPDR Portfolio S&P 500 ETF
(a)
184,124 10,293
SPDR S&P 500 ETF Trust
(a)
16,625 7,902
Vanguard S&P 500 ETF
(a)
27,158 11,863
$ 69,605
Money Market Funds - 0 .09%
Principal Government Money Market Fund - Class
R-6 5.26%
(b),(c)
50,163 50
TOTAL INVESTMENT COMPANIES $ 69,655
TOTAL PURCHASED OPTIONS - 19.48% $ 10,563
Total Investments $ 80,218
Other Assets and Liabilities -  (47.92)% (25,989)
TOTAL NET ASSETS - 100.00% $ 54,229
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$19,976 or 36.84% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 128 .35%
Purchased Options 19 .48%
Money Market Funds 0 .09%
Other Assets and Liabilities
( 47 .92 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ 1 $ 65,091 $ 65,042 $ 50
$ 1 $ 65,091 $ 65,042 $ 50
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 30 $ — $ — $ —
$ 30 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 199 $ 20 $ 4 .45 07/01/2024 $ 8,708 $ 9,354 $ 646
Put - S&P 500 Mini Index
(a)
N/A 1,670 167 $ 445 .04 07/01/2024 3,260 1,209 (2,051)
Total $ 11,968 $ 10,563 $ (1,405)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 349 $ 35 $ 489 .54 07/01/2024 $ (446) $ (568) $ (122)
Put - S&P 500 Mini Index
(a)
N/A 1,670 167 $ 400 .54 07/01/2024 (1,767) (520) 1,247
Total $ (2,213) $ (1,088) $ 1,125
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
December 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 105 .28 % Shares Held Value (000's)
Exchange-Traded Funds - 101 .76%
iShares Core S&P 500 ETF
(a)
22,773 $ 10,877
SPDR Portfolio S&P 500 ETF 50,606 2,829
SPDR S&P 500 ETF Trust
(a)
4,559 2,167
Vanguard S&P 500 ETF 7,457 3,257
$ 19,130
Money Market Funds - 3 .52%
Principal Government Money Market Fund - Class
R-6 5.26%
(b),(c)
661,617 662
TOTAL INVESTMENT COMPANIES $ 19,792
TOTAL PURCHASED OPTIONS - 16.60% $ 3,122
Total Investments $ 22,914
Other Assets and Liabilities -  (21.88)% (4,114)
TOTAL NET ASSETS - 100.00% $ 18,800
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$6,526 or 34.71% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 101 .76%
Purchased Options 16 .60%
Money Market Funds 3 .52%
Other Assets and Liabilities
( 21 .88 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2022 Purchases Sales December 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.26% $ — $ 8,315 $ 7,653 $ 662
$ — $ 8,315 $ 7,653 $ 662
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.26% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 58 $ 6 $ 4 .29 10/01/2024 $ 2,449 $ 2,719 $ 270
Put - S&P 500 Mini Index
(a)
N/A 465 47 $ 428 .81 10/01/2024 999 403 (596)
Total $ 3,448 $ 3,122 $ (326)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 120 $ 12 $ 471 .69 10/01/2024 $ (192) $ (425) $ (233)
Put - S&P 500 Mini Index
(a)
N/A 465 47 $ 385 .93 10/01/2024 (538) (209) 329
Total $ (730) $ (634) $ 96
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
December 31, 2023
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP ACCOUNT
Class 3 shares
2023 $ 8 .80 ( $ 0 .01 ) $ 3 .45 $ 3 .44 $ – $ – $ 12 .24
2022 12 .81 ( 0 .03 ) ( 3 .97 ) ( 4 .00 ) ( 0 .01 ) ( 0 .01 ) 8 .80
2021 10 .34 ( 0 .08 ) 2 .64 2 .56 ( 0 .09 ) ( 0 .09 ) 12 .81
2020(d) 10 .00 – 0 .34 0 .34 – – 10 .34

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
39 .09% $ 16,196 1 .05% (c) ( 0 .08 ) % 8 .8%
( 31 .20 ) 8,679 1 .05 (c) ( 0 .33 ) 91 .9
24 .72 13,515 1 .05 (c) ( 0 .63 ) 12 .5
3 .40 (e) 5,170 1 .05 (c) ,(f) ( 0 .66 ) (f) 54 .6 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2023 $ 9 .13 $ 0 .28 $ 0 .21 $ 0 .49 ( $ 0 .22 ) $ – ( $ 0 .22 ) $ 9 .40
2022 10 .76 0 .21 ( 1 .62 ) ( 1 .41 ) ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 9 .13
2021 11 .21 0 .17 ( 0 .37 ) ( 0 .20 ) ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 10 .76
2020 10 .72 0 .23 0 .55 0 .78 ( 0 .29 ) – ( 0 .29 ) 11 .21
2019 10 .15 0 .28 0 .58 0 .86 ( 0 .29 ) – ( 0 .29 ) 10 .72

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .51% $ 2,440,279 0 .15% 3 .07% 47 .4%
( 13 .16 ) 2,290,071 0 .14 2 .19 102 .0
( 1 .83 ) 2,900,608 0 .14 1 .58 130 .5
7 .29 2,735,259 0 .14 2 .04 104 .0
8 .47 2,539,460 0 .15 (c) 2 .60 93 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND ACCOUNT
Class 1 shares
2023 $ 9 .42 $ 0 .34 $ 0 .15 $ 0 .49 ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 9 .63
2022 11 .48 0 .28 ( 1 .90 ) ( 1 .62 ) ( 0 .32 ) ( 0 .12 ) ( 0 .44 ) 9 .42
2021 12 .15 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 11 .48
2020 11 .50 0 .23 0 .86 1 .09 ( 0 .44 ) – ( 0 .44 ) 12 .15
2019 10 .81 0 .34 0 .72 1 .06 ( 0 .37 ) – ( 0 .37 ) 11 .50

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .34% $ 199,271 0 .50% 3 .57% 143 .3%
( 14 .13 ) 187,023 0 .49 2 .76 146 .8
( 0 .45 ) 236,382 0 .47 2 .12 150 .8
9 .55 255,956 0 .47 1 .92 210 .3
9 .81 252,874 0 .47 2 .99 152 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2023 $ 13.57 $ 0.27 $ 1.57 $ 1.84 ( $ 0.29) ( $ 0.91) ( $ 1.20) $ 14.21
2022 18.11 0.28 (2.96) (2.68) (0.40) (1.46) (1.86) 13.57
2021 17.58 0.36 1.55 1.91 (0.40) (0.98) (1.38) 18.11
2020 16.52 0.36 1.70 2.06 (0.40) (0.60) (1.00) 17.58
2019 14.87 0.36 2.34 2.70 (0.35) (0.70) (1.05) 16.52
Class 2 shares
2023 13.61 0.24 1.57 1.81 (0.25) (0.91) (1.16) 14.26
2022 18.15 0.24 (2.97) (2.73) (0.35) (1.46) (1.81) 13.61
2021 17.61 0.31 1.57 1.88 (0.36) (0.98) (1.34) 18.15
2020 16.55 0.32 1.70 2.02 (0.36) (0.60) (0.96) 17.61
2019 14.88 0.32 2.36 2.68 (0.31) (0.70) (1.01) 16.55
Class 3 shares
2023 13.45 0.30 1.47 1.77 (0.26) (0.91) (1.17) 14.05
2022 18.04 0.26 (3.00) (2.74) (0.39) (1.46) (1.85) 13.45
2021 17.58 0.68 1.16 1.84 (0.40) (0.98) (1.38) 18.04
2020(e) 17.32 0.05 0.21 0.26 – – – 17.58

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14.17% $ 33,872 0.05% – % 1.95% 13.9%
(14.85) 32,564 0.05 – 1.79 19.5
11.06 41,982 0.05 – 2.00 14.3
12.96 40,515 0.05 – 2.18 23.6
18.43 40,694 0.05 – 2.25 16.9
13.86 701,248 0.30 – 1.68 13.9
(15.10) 715,788 0.30 – 1.52 19.5
10.83 962,935 0.30 – 1.72 14.3
12.63 979,751 0.30 – 1.95 23.6
18.23 988,264 0.30 (c) 0.30 (d) 1.96 16.9
13.72 2,070 0.45 – 2.15 13.9
(15.24) 563 0.45 – 1.72 19.5
10.65 327 0.45 – 3.79 14.3
1.50 (f) 10 0.45 (g) – 4.31 (g) 23.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2023 $ 11.00 $ 0.18 $ 1.22 $ 1.40 ( $ 0.19) ( $ 0.54) ( $ 0.73) $ 11.67
2022 14.43 0.17 (2.27) (2.10) (0.35) (0.98) (1.33) 11.00
2021 13.65 0.32 1.03 1.35 (0.25) (0.32) (0.57) 14.43
2020 12.91 0.24 1.26 1.50 (0.25) (0.51) (0.76) 13.65
2019 11.34 0.23 1.74 1.97 (0.21) (0.19) (0.40) 12.91
Class 3 shares
2023 10.95 0.18 1.20 1.38 (0.17) (0.54) (0.71) 11.62
2022 14.38 0.16 (2.28) (2.12) (0.33) (0.98) (1.31) 10.95
2021 13.65 0.31 1.02 1.33 (0.28) (0.32) (0.60) 14.38
2020(d) 13.46 0.04 0.15 0.19 – – – 13.65

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13.09% $ 134,117 0.31% (c) 1.62% 16.4%
(14.63) 141,384 0.31 (c) 1.36 21.0
9.94 184,060 0.31 (c) 2.24 18.7
12.03 185,139 0.31 (c) 1 .84 25.0
17.48 176,235 0.31 (c) 1.90 21.3
13.04 11 0.46 1.57 16.4
(14.79) 9 0.46 1.28 21.0
9.81 11 0.46 2.17 18.7
1.41 (e) 10 0.46 (f) 4.31 (f) 25.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2023 $ 10.53 $ 0.19 $ 1.18 $ 1.37 ( $ 0.15) ( $ 0.09) ( $ 0.24) $ 11.66
2022 13.27 0.16 (1.99) (1.83) (0.20) (0.71) (0.91) 10.53
2021 12.40 0.22 1.02 1.24 (0.17) (0.20) (0.37) 13.27
2020 11.71 0.20 0.81 1.01 (0.18) (0.14) (0.32) 12.40
2019 10.31 0.28 1.30 1.58 (0.09) (0.09) (0.18) 11.71
Class 3 shares
2023 10.51 0.18 1.16 1.34 (0.13) (0.09) (0.22) 11.63
2022 13.23 0.14 (1.97) (1.83) (0.18) (0.71) (0.89) 10.51
2021 12.40 0.19 1.03 1.22 (0.19) (0.20) (0.39) 13.23
2020(d) 12.22 0.04 0.14 0.18 – – – 12.40

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13.08% $ 241,311 0.38% 1.76% 35.7%
(13.79) 207,220 0.38 1.40 104.9
10.08 229,787 0.38 1.67 47.6
8.82 184,469 0.38 (c) 1.73 83.5
15.47 145,371 0.38 (c) 2.47 33.1
12.83 11 0.53 1.61 35.7
(13.84) 10 0.53 1.25 104.9
9.94 11 0.53 1.48 47.6
1.47 (e) 10 0.53 (f) 5.62 (f) 83.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2023 $ 16.20 $ 0.27 $ 2.32 $ 2.59 ( $ 0.29) ( $ 1.15) ( $ 1.44) $ 17.35
2022 21.68 0.27 (3.66) (3.39) (0.40) (1.69) (2.09) 16.20
2021 20.15 0.37 2.56 2.93 (0.38) (1.02) (1.40) 21.68
2020 18.69 0.35 2.12 2.47 (0.37) (0.64) (1.01) 20.15
2019 16.29 0.34 3.06 3.40 (0.33) (0.67) (1.00) 18.69
Class 3 shares
2023 16.07 0.26 2.28 2.54 (0.28) (1.15) (1.43) 17.18
2022 21.60 0.23 (3.64) (3.41) (0.43) (1.69) (2.12) 16.07
2021 20.15 0.42 2.48 2.90 (0.43) (1.02) (1.45) 21.60
2020(e) 19.80 0.07 0.28 0.35 – – – 20.15

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16.60% $ 3,076,955 0.30% – % 1.59% 13.7%
(15.70) 3,045,729 0.30 – 1.47 20.1
14.79 3,974,179 0.30 – 1.74 14.7
13.76 3,853,082 0.30 – 1.89 23.0
21.20 3,772,145 0.30 (c) 0.30 (d) 1.89 16.0
16.40 281 0.45 – 1.56 13.7
(15.84) 208 0.45 – 1.27 20.1
14.63 277 0.45 – 2.00 14.7
1.77 (f) 10 0.45 (g) – 5.91 (g) 23.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2023 $ 11.75 $ 0.19 $ 1.58 $ 1.77 ( $ 0.18) ( $ 0.75) ( $ 0.93) $ 12.59
2022 15.66 0.17 (2.54) (2.37) (0.40) (1.14) (1.54) 11.75
2021 14.33 0.36 1.58 1.94 (0.24) (0.37) (0.61) 15.66
2020 13.53 0.23 1.46 1.69 (0.25) (0.64) (0.89) 14.33
2019 11.61 0.23 2.09 2.32 (0.20) (0.20) (0.40) 13.53
Class 3 shares
2023 11.70 0.18 1.56 1.74 (0.17) (0.75) (0.92) 12.52
2022 15.59 0.15 (2.51) (2.36) (0.39) (1.14) (1.53) 11.70
2021 14.33 0.35 1.56 1.91 (0.28) (0.37) (0.65) 15.59
2020(d) 14.09 0.05 0.19 0.24 – – – 14.33

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15.60% $ 293,439 0.31% 1.53% 15.6%
(15.12) 292,960 0.30 1.25 19.9
13.70 388,912 0.30 2.39 17.4
13.06 378,238 0.30 (c) 1.74 22.3
20.18 353,687 0.31 (c) 1.80 18.8
15.37 11 0.46 1.48 15.6
(15.17) 10 0.45 1.17 19.9
13.44 12 0.45 2.31 17.4
1.70 (e) 10 0.45 (f) 5.91 (f) 22.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2023 $ 11.07 $ 0.20 $ 1.47 $ 1.67 ( $ 0.14) ( $ 0.18) ( $ 0.32) $ 12.42
2022 14.07 0.17 (2.12) (1.95) (0.20) (0.85) (1.05) 11.07
2021 12.68 0.23 1.52 1.75 (0.16) (0.20) (0.36) 14.07
2020 12.00 0.19 0.86 1.05 (0.18) (0.19) (0.37) 12.68
2019 10.37 0.26 1.55 1.81 (0.10) (0.08) (0.18) 12.00
Class 3 shares
2023 11.04 0.18 1.47 1.65 (0.12) (0.18) (0.30) 12.39
2022 14.03 0.14 (2.10) (1.96) (0.18) (0.85) (1.03) 11.04
2021 12.68 0.20 1.53 1.73 (0.18) (0.20) (0.38) 14.03
2020(d) 12.47 0.05 0.16 0.21 – – – 12.68

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15.33% $ 1,440,339 0.37% 1.68% 38.6%
(13.82) 1,196,821 0.37 1.36 101.8
13.89 1,277,128 0.37 1.69 57.4
8.98 995,575 0.37 1.63 85.9
17.57 765,417 0.37 (c) 2.32 36.2
15.19 11 0.52 1.53 38.6
(13.97) 10 0.52 1.18 101.8
13.74 12 0.52 1.46 57.4
1.68 (e) 10 0.52 (f) 7.20 (f) 85.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2023 $ 12.00 $ 0.22 $ 1.08 $ 1.30 ( $ 0.22) ( $ 0.51) ( $ 0.73) $ 12.57
2022 15.21 0.21 (2.41) (2.20) (0.29) (0.72) (1.01) 12.00
2021 14.82 0.26 0.77 1.03 (0.29) (0.35) (0.64) 15.21
2020 13.82 0.30 1.23 1.53 (0.28) (0.25) (0.53) 14.82
2019 12.46 0.29 1.58 1.87 (0.22) (0.29) (0.51) 13.82
Class 3 shares
2023 12.21 0.24 1.08 1.32 (0.09) (0.51) (0.60) 12.93
2022 15.15 (0.01) (2.21) (2.22) – (0.72) (0.72) 12.21
2021 14.82 0.58 0.42 1.00 (0.32) (0.35) (0.67) 15.15
2020(e) 14.65 0.02 0.15 0.17 – – – 14.82

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.20% $ 246,966 0.31% – % 1.80% 15.8%
(14.54) 254,300 0.30 – 1.58 23.5
6.96 325,983 0.30 (c) 0.30 (d) 1.75 24.8
11.27 323,525 0.30 (c) 0.30 (d) 2.10 31.2
15.16 279,888 0.31 (c) 0.31 (d) 2.16 25.6
11.08 87 0.46 – 1.90 15.8
(14.73) 54 0.45 – (0.04) 23.5
6.78 781 0.45 – 3.83 24.8
1.16 (f) 10 0.45 (g) – 2.69 (g) 31.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2023 $ 13 .36 $ 0 .25 $ 2 .07 $ 2 .32 ( $ 0 .19 ) $ – ( $ 0 .19 ) $ 15 .49
2022 19 .17 0 .31 ( 4 .21 ) ( 3 .90 ) ( 0 .42 ) ( 1 .49 ) ( 1 .91 ) 13 .36
2021 17 .77 0 .28 1 .46 1 .74 ( 0 .25 ) ( 0 .09 ) ( 0 .34 ) 19 .17
2020 15 .71 0 .18 2 .29 2 .47 ( 0 .41 ) – ( 0 .41 ) 17 .77
2019 13 .72 0 .28 2 .75 3 .03 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 15 .71

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .45% $ 256,075 0 .93% 1 .75% 36 .5%
( 20 .00 ) 236,721 0 .92 2 .02 46 .9
9 .75 299,426 0 .90 1 .49 36 .6
16 .16 291,726 0 .92 1 .19 47 .1
22 .69 266,768 0 .93 1 .86 43 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2023 $ 26.54 $ 0.64 $ 2.20 $ 2.84 ( $ 0.58) ( $ 1.29) ( $ 1.87) $ 27.51
2022 34.25 0.59 (4.25) (3.66) (0.60) (3.45) (4.05) 26.54
2021 28.54 0.55 5 .82 6.37 (0.64) (0.02) (0.66) 34.25
2020 28.19 0.55 1.08 1.63 (0.52) (0.76) (1.28) 28.54
2019 22.86 0.56 6.00 6.56 (0.51) (0.72) (1.23) 28.19
Class 2 shares
2023 26.19 0.57 2.16 2.73 (0.52) (1.29) (1.81) 27.11
2022 33.87 0.51 (4.20) (3.69) (0.54) (3.45) (3.99) 26.19
2021 28.26 0.47 5.75 6.22 (0.59) (0.02) (0.61) 33.87
2020 27.93 0.48 1.06 1.54 (0.45) (0.76) (1.21) 28.26
2019 22.66 0.49 5.95 6.44 (0.45) (0.72) (1.17) 27.93
Class 3 shares
2023 26.30 0.55 2.21 2.76 (0.53) (1.29) (1.82) 27.24
2022 34.10 0.47 (4.23) (3.76) (0.59) (3.45) (4.04) 26.30
2021 28.53 0.47 5.76 6.23 (0.64) (0.02) (0.66) 34.10
2020(c) 27.94 0.03 0.56 0.59 – – – 28.53

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11.22% $ 598,294 0.49% 2.41% 12.9%
(10.50) 625,764 0.48 1.99 19.6
22.47 701,625 0.47 1.73 9.6
6.43 755,882 0.48 2.18 21.0
29.09 741,311 0.47 2.16 17.9
10.93 65,603 0.74 2.16 12.9
(10.72) 56,495 0.73 1.75 19.6
22.15 53,723 0.72 1.48 9 .6
6.15 33,951 0.73 1.93 21.0
28.78 31,874 0.72 1.91 17.9
11.00 1,105 0.89 2.08 12.9
(10.86) 308 0.88 1.61 19.6
21.97 148 0.87 1.43 9.6
2.11 (d) 10 0.88 (e) 1.88 (e) 21.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from December 9, 2020, date operations commenced, through December 31, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS ACCOUNT
Class 1 shares
2023 $ 13 .39 $ 0 .21 $ 1 .45 $ 1 .66 ( $ 0 .36 ) $ – ( $ 0 .36 ) $ 14 .69
2022 19 .67 0 .31 ( 4 .78 ) ( 4 .47 ) ( 0 .26 ) ( 1 .55 ) ( 1 .81 ) 13 .39
2021 19 .94 0 .21 ( 0 .08 ) 0 .13 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 19 .67
2020 17 .13 0 .12 3 .10 3 .22 ( 0 .41 ) – ( 0 .41 ) 19 .94
2019 15 .12 0 .40 2 .20 2 .60 ( 0 .15 ) ( 0 .44 ) ( 0 .59 ) 17 .13

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .53% $ 67,407 1 .16% (c) 1 .50% 33 .0%
( 22 .66 ) 68,015 1 .10 (c) 1 .98 34 .5
0 .58 90,815 1 .18 (c) 1 .01 35 .7
19 .23 93,839 1 .21 (c) ,(d) 0 .71 57 .6
17 .60 89,729 1 .20 (c) 2 .46 112 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2023 $ 8 .24 $ 0 .23 $ 0 .14 $ 0 .37 ( $ 0 .19 ) ( $ 0 .19 ) $ 8 .42
2022 9 .48 0 .12 ( 1 .24 ) ( 1 .12 ) ( 0 .12 ) ( 0 .12 ) 8 .24
2021 9 .83 0 .04 ( 0 .17 ) ( 0 .13 ) ( 0 .22 ) ( 0 .22 ) 9 .48
2020 9 .81 0 .12 0 .16 0 .28 ( 0 .26 ) ( 0 .26 ) 9 .83
2019 9 .47 0 .22 0 .39 0 .61 ( 0 .27 ) ( 0 .27 ) 9 .81

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .64% $ 121,708 0 .53% 2 .82% 173 .6%
( 11 .81 ) 138,346 0 .50 1 .32 281 .4
( 1 .32 ) 197,777 0 .50 0 .40 360 .7
2 .87 227,996 0 .51 1 .22 124 .6
6 .45 241,332 0 .51 2 .26 22 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2023 $ 30 .22 $ – $ 12 .03 $ 12 .03 $ – ( $ 1 .83 ) ( $ 1 .83 ) $ 40 .42
2022 52 .48 ( 0 .06 ) ( 17 .54 ) ( 17 .60 ) – ( 4 .66 ) ( 4 .66 ) 30 .22
2021 48 .46 ( 0 .14 ) 10 .65 10 .51 – ( 6 .49 ) ( 6 .49 ) 52 .48
2020 37 .64 ( 0 .06 ) 13 .36 13 .30 ( 0 .01 ) ( 2 .47 ) ( 2 .48 ) 48 .46
2019 30 .10 0 .01 10 .27 10 .28 ( 0 .02 ) ( 2 .72 ) ( 2 .74 ) 37 .64

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
40 .34% $ 580,072 0 .69% (c) ( 0 .01 ) % 28 .2%
( 34 .16 ) 439,493 0 .69 (c) ( 0 .16 ) 28 .1
21 .89 706,656 0 .66 (c) ( 0 .26 ) 22 .1
36 .20 612,357 0 .69 (c) ( 0 .14 ) 42 .2
34 .92 502,653 0 .71 (c) 0 .03 30 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2023 $ 18 .24 $ 0 .30 $ 4 .36 $ 4 .66 ( $ 0 .30 ) ( $ 0 .87 ) ( $ 1 .17 ) $ 21 .73
2022 25 .53 0 .29 ( 4 .92 ) ( 4 .63 ) ( 0 .28 ) ( 2 .38 ) ( 2 .66 ) 18 .24
2021 21 .94 0 .27 5 .77 6 .04 ( 0 .35 ) ( 2 .10 ) ( 2 .45 ) 25 .53
2020 20 .19 0 .31 3 .12 3 .43 ( 0 .37 ) ( 1 .31 ) ( 1 .68 ) 21 .94
2019 16 .39 0 .34 4 .66 5 .00 ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 20 .19
Class 2 shares
2023 17 .91 0 .25 4 .26 4 .51 ( 0 .25 ) ( 0 .87 ) ( 1 .12 ) 21 .30
2022 25 .13 0 .23 ( 4 .83 ) ( 4 .60 ) ( 0 .24 ) ( 2 .38 ) ( 2 .62 ) 17 .91
2021 21 .65 0 .21 5 .69 5 .90 ( 0 .32 ) ( 2 .10 ) ( 2 .42 ) 25 .13
2020 19 .97 0 .26 3 .07 3 .33 ( 0 .34 ) ( 1 .31 ) ( 1 .65 ) 21 .65
2019 16 .24 0 .29 4 .62 4 .91 ( 0 .35 ) ( 0 .83 ) ( 1 .18 ) 19 .97

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
25 .97% $ 2,735,181 0 .21% 1 .49% 2 .3%
( 18 .33 ) 2,516,267 0 .24 1 .34 9 .0
28 .33 3,162,615 0 .25 1 .11 2 .6
18 .08 2,892,842 0 .25 1 .60 11 .1
31 .10 2,693,344 0 .25 1 .80 3 .5
25 .68 (c) 52,310 0 .46 1 .24 2 .3
( 18 .53 ) 42,034 0 .49 1 .10 9 .0
28 .05 46,634 0 .50 0 .86 2 .6
17 .77 27,801 0 .50 1 .35 11 .1
30 .82 15,834 0 .50 1 .56 3 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2023 $ 13 .88 $ 0 .22 $ 2 .99 $ 3 .21 ( $ 0 .20 ) ( $ 0 .94 ) ( $ 1 .14 ) $ 15 .95
2022 18 .86 0 .17 ( 3 .34 ) ( 3 .17 ) ( 0 .17 ) ( 1 .64 ) ( 1 .81 ) 13 .88
2021 16 .90 0 .15 4 .02 4 .17 ( 0 .23 ) ( 1 .98 ) ( 2 .21 ) 18 .86
2020 15 .06 0 .20 2 .24 2 .44 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 16 .90
2019 12 .74 0 .23 3 .36 3 .59 ( 0 .24 ) ( 1 .03 ) ( 1 .27 ) 15 .06

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
23 .67% $ 178,475 0 .37% 1 .45% 5 .7%
( 16 .95 ) 181,155 0 .46 1 .09 8 .3
25 .55 239,895 0 .46 0 .84 2 .6
16 .67 235,112 0 .46 1 .31 8 .9
28 .92 217,779 0 .47 1 .59 3 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP ACCOUNT
Class 1 shares
2023 $ 51 .25 $ 0 .17 $ 13 .04 $ 13 .21 $ – ( $ 1 .44 ) ( $ 1 .44 ) $ 63 .02
2022 74 .76 0 .11 ( 17 .16 ) ( 17 .05 ) ( 0 .11 ) ( 6 .35 ) ( 6 .46 ) 51 .25
2021 63 .69 – 15 .93 15 .93 ( 0 .09 ) ( 4 .77 ) ( 4 .86 ) 74 .76
2020 59 .93 0 .08 9 .93 10 .01 ( 0 .44 ) ( 5 .81 ) ( 6 .25 ) 63 .69
2019 48 .53 0 .43 19 .93 20 .36 ( 0 .17 ) ( 8 .79 ) ( 8 .96 ) 59 .93
Class 2 shares
2023 50 .56 0 .04 12 .83 12 .87 – ( 1 .44 ) ( 1 .44 ) 61 .99
2022 73 .89 ( 0 .03 ) ( 16 .95 ) ( 16 .98 ) – ( 6 .35 ) ( 6 .35 ) 50 .56
2021 63 .08 ( 0 .18 ) 15 .76 15 .58 – ( 4 .77 ) ( 4 .77 ) 73 .89
2020 59 .42 ( 0 .07 ) 9 .84 9 .77 ( 0 .30 ) ( 5 .81 ) ( 6 .11 ) 63 .08
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
26 .08% (c) $ 573,406 0 .55% 0 .30% 8 .8%
( 22 .98 ) 554,971 0 .54 0 .19 15 .1
25 .53 711,126 0 .53 ( 0 .01 ) 17 .1
18 .33 (c) 604,094 0 .54 0 .14 12 .2
43 .10 (c) 587,854 0 .55 0 .72 10 .5
25 .74 41,324 0 .80 0 .07 8 .8
( 23 .16 ) 32,800 0 .79 ( 0 .05 ) 15 .1
25 .20 38,773 0 .78 ( 0 .26 ) 17 .1
18 .07 25,643 0 .79 ( 0 .12 ) 12 .2
42 .72 (c) 20,808 0 .80 0 .48 10 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2023 $ 30 .36 $ 0 .30 $ 7 .12 $ 7 .42 ( $ 0 .28 ) ( $ 2 .20 ) ( $ 2 .48 ) $ 35 .30
2022 41 .87 0 .30 ( 7 .16 ) ( 6 .86 ) ( 0 .29 ) ( 4 .36 ) ( 4 .65 ) 30 .36
2021 34 .30 0 .28 9 .13 9 .41 ( 0 .33 ) ( 1 .51 ) ( 1 .84 ) 41 .87
2020 30 .72 0 .31 5 .21 5 .52 ( 0 .41 ) ( 1 .53 ) ( 1 .94 ) 34 .30
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
Class 2 shares
2023 29 .78 0 .21 6 .98 7 .19 ( 0 .22 ) ( 2 .20 ) ( 2 .42 ) 34 .55
2022 41 .19 0 .21 ( 7 .04 ) ( 6 .83 ) ( 0 .22 ) ( 4 .36 ) ( 4 .58 ) 29 .78
2021 33 .81 0 .18 8 .99 9 .17 ( 0 .28 ) ( 1 .51 ) ( 1 .79 ) 41 .19
2020 30 .32 0 .24 5 .13 5 .37 ( 0 .35 ) ( 1 .53 ) ( 1 .88 ) 33 .81
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
25 .15% $ 134,161 0 .65% 0 .90% 49 .6%
( 16 .42 ) 121,010 0 .63 0 .85 53 .1
27 .82 163,159 0 .63 0 .73 30 .6
18 .72 147,026 0 .63 1 .03 36 .5
32 .49 143,227 0 .64 1 .27 29 .5
24 .85 49,164 0 .90 0 .66 49 .6
( 16 .62 ) 33,069 0 .88 0 .63 53 .1
27 .50 31,088 0 .88 0 .47 30 .6
18 .44 18,688 0 .88 0 .79 36 .5
32 .10 13,536 0 .89 1 .03 29 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2023 $ 11 .62 $ 0 .34 $ 1 .06 $ 1 .40 ( $ 0 .33 ) ( $ 0 .19 ) ( $ 0 .52 ) $ 12 .50
2022 15 .19 0 .30 ( 2 .47 ) ( 2 .17 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 11 .62
2021 14 .99 0 .42 0 .94 1 .36 ( 0 .26 ) ( 0 .90 ) ( 1 .16 ) 15 .19
2020 13 .90 0 .25 1 .49 1 .74 ( 0 .38 ) ( 0 .27 ) ( 0 .65 ) 14 .99
2019 12 .60 0 .34 1 .90 2 .24 ( 0 .34 ) ( 0 .60 ) ( 0 .94 ) 13 .90

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .26% $ 152,073 0 .02% 2 .80% 14 .0%
( 14 .38 ) 151,551 0 .01 2 .32 25 .4
9 .17 196,334 0 .00 2 .72 23 .3
12 .89 194,167 0 .01 1 .81 53 .4
18 .12 190,475 0 .01 2 .47 52 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2023 $ 11 .70 $ 0 .31 $ 1 .42 $ 1 .73 ( $ 0 .22 ) ( $ 0 .26 ) ( $ 0 .48 ) $ 12 .95
2022 15 .60 0 .25 ( 2 .87 ) ( 2 .62 ) ( 0 .38 ) ( 0 .90 ) ( 1 .28 ) 11 .70
2021 14 .51 0 .43 1 .41 1 .84 ( 0 .21 ) ( 0 .54 ) ( 0 .75 ) 15 .60
2020 13 .12 0 .23 1 .67 1 .90 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 14 .51
2019 11 .58 0 .32 2 .18 2 .50 ( 0 .27 ) ( 0 .69 ) ( 0 .96 ) 13 .12

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .09% $ 276,060 0 .01% 2 .55% 14 .2%
( 16 .84 ) 227,664 0 .00 1 .89 25 .6
12 .79 262,864 0 .00 2 .78 26 .8
14 .89 228,291 0 .01 1 .77 52 .3
22 .01 182,172 0 .01 2 .47 35 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2023 $ 14 .59 $ 0 .34 $ 2 .28 $ 2 .62 ( $ 0 .21 ) ( $ 0 .40 ) ( $ 0 .61 ) $ 16 .60
2022 19 .94 0 .25 ( 3 .85 ) ( 3 .60 ) ( 0 .55 ) ( 1 .20 ) ( 1 .75 ) 14 .59
2021 18 .09 0 .62 2 .13 2 .75 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 19 .94
2020 16 .22 0 .29 2 .23 2 .52 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 18 .09
2019 13 .94 0 .37 3 .01 3 .38 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 16 .22

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .27% $ 150,890 0 .02% 2 .17% 21 .2%
( 18 .10 ) 118,055 0 .01 1 .52 25 .2
15 .29 134,172 0 .01 3 .18 19 .9
16 .11 107,137 0 .01 1 .82 38 .9
24 .74 85,405 0 .02 2 .36 28 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2023 $ 13 .96 $ 0 .28 $ 2 .52 $ 2 .80 ( $ 0 .18 ) ( $ 0 .47 ) ( $ 0 .65 ) $ 16 .11
2022 19 .60 0 .20 ( 3 .88 ) ( 3 .68 ) ( 0 .59 ) ( 1 .37 ) ( 1 .96 ) 13 .96
2021 17 .47 0 .64 2 .32 2 .96 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 19 .60
2020 15 .59 0 .27 2 .24 2 .51 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .47
2019 13 .37 0 .32 3 .12 3 .44 ( 0 .29 ) ( 0 .93 ) ( 1 .22 ) 15 .59

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
20 .38% $ 70,704 0 .03% 1 .83% 24 .8%
( 18 .81 ) 56,830 0 .01 1 .22 33 .0
17 .02 68,527 0 .01 3 .37 28 .1
16 .68 49,779 0 .02 1 .75 32 .8
26 .39 38,881 0 .04 2 .11 24 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2023 $ 13 .56 $ 0 .28 $ 2 .42 $ 2 .70 ( $ 0 .16 ) ( $ 0 .43 ) ( $ 0 .59 ) $ 15 .67
2022 18 .81 0 .19 ( 3 .71 ) ( 3 .52 ) ( 0 .52 ) ( 1 .21 ) ( 1 .73 ) 13 .56
2021 16 .49 0 .61 2 .33 2 .94 ( 0 .18 ) ( 0 .44 ) ( 0 .62 ) 18 .81
2020 14 .68 0 .25 2 .10 2 .35 ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 16 .49
2019 12 .32 0 .30 2 .99 3 .29 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 14 .68

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
20 .28% $ 21,432 0 .09% 1 .94% 21 .1%
( 18 .78 ) 15,131 0 .04 (c) 1 .21 36 .5
17 .96 17,280 0 .03 (c) 3 .38 25 .3
16 .58 11,468 0 .07 (c) 1 .73 58 .8
27 .24 8,131 0 .10 (c) 2 .15 38 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2023 $ 10 .12 $ 0 .33 $ 0 .76 $ 1 .09 ( $ 0 .13 ) ( $ 0 .05 ) ( $ 0 .18 ) $ 11 .03
2022 12 .62 0 .28 ( 1 .93 ) ( 1 .65 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 10 .12
2021 12 .84 0 .37 0 .21 0 .58 ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 12 .62
2020 11 .92 0 .25 0 .96 1 .21 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .84
2019 11 .30 0 .33 1 .06 1 .39 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 11 .92

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .79% $ 55,858 0 .05% 3 .15% 15 .3%
( 13 .09 ) 24,133 0 .03 2 .50 37 .6
4 .53 30,129 0 .02 2 .85 35 .6
10 .30 31,025 0 .03 2 .07 68 .6
12 .46 26,279 0 .06 2 .79 69 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2023 $ 16 .97 $ 0 .44 $ 1 .71 $ 2 .15 ( $ 0 .35 ) ( $ 0 .65 ) ( $ 1 .00 ) $ 18 .12
2022 24 .82 0 .32 ( 6 .46 ) ( 6 .14 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .97
2021 19 .11 0 .28 7 .26 7 .54 ( 0 .33 ) ( 1 .50 ) ( 1 .83 ) 24 .82
2020 21 .50 0 .36 ( 1 .21 ) ( 0 .85 ) ( 0 .39 ) ( 1 .15 ) ( 1 .54 ) 19 .11
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
Class 2 shares
2023 17 .00 0 .40 1 .71 2 .11 ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 18 .15
2022 24 .86 0 .28 ( 6 .47 ) ( 6 .19 ) ( 0 .22 ) ( 1 .45 ) ( 1 .67 ) 17 .00
2021 19 .16 0 .23 7 .26 7 .49 ( 0 .29 ) ( 1 .50 ) ( 1 .79 ) 24 .86
2020 21 .56 0 .34 ( 1 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .15 ) ( 1 .50 ) 19 .16
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .33% $ 143,715 0 .80% 2 .57% 16 .2%
( 25 .41 ) 124,969 0 .79 1 .59 18 .5
40 .44 174,922 0 .82 1 .25 23 .1
( 3 .42 ) 129,617 0 .83 1 .89 35 .4
31 .26 155,569 0 .88 (c) 1 .62 19 .3
13 .01 10,644 1 .05 2 .33 16 .2
( 25 .58 ) 9,358 1 .04 1 .38 18 .5
40 .04 11,650 1 .07 1 .02 23 .1
( 3 .65 ) 6,965 1 .08 1 .80 35 .4
30 .94 6,361 1 .13 (c) 1 .43 19 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class 1 shares
2023 $ 12 .71 $ 0 .28 $ 1 .69 $ 1 .97 ( $ 0 .33 ) ( $ 0 .58 ) ( $ 0 .91 ) $ 13 .77
2022 18 .11 0 .33 ( 3 .23 ) ( 2 .90 ) ( 0 .38 ) ( 2 .12 ) ( 2 .50 ) 12 .71
2021 16 .51 0 .35 1 .91 2 .26 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 18 .11
2020 15 .67 0 .26 1 .43 1 .69 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .51
2019 13 .90 0 .31 2 .43 2 .74 ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 15 .67
Class 2 shares
2023 12 .50 0 .24 1 .65 1 .89 ( 0 .29 ) ( 0 .58 ) ( 0 .87 ) 13 .52
2022 17 .84 0 .29 ( 3 .17 ) ( 2 .88 ) ( 0 .34 ) ( 2 .12 ) ( 2 .46 ) 12 .50
2021 16 .29 0 .32 1 .85 2 .17 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 17 .84
2020 15 .48 0 .23 1 .39 1 .62 ( 0 .31 ) ( 0 .50 ) ( 0 .81 ) 16 .29
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .00% $ 449,622 0 .24% 2 .09% 26 .7%
( 16 .15 ) 438,565 0 .23 2 .17 43 .2
13 .74 588,703 0 .23 2 .00 38 .9
11 .28 568,806 0 .23 1 .74 18 .9
20 .01 574,960 0 .24 (c) 2 .06 23 .0
15 .65 140,962 0 .49 1 .87 26 .7
( 16 .29 ) 129,635 0 .48 1 .98 43 .2
13 .39 156,241 0 .48 1 .83 38 .9
10 .96 134,181 0 .48 1 .56 18 .9
19 .74 123,870 0 .49 (c) 1 .89 23 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2023 $ 10 .23 $ 0 .28 $ 0 .93 $ 1 .21 ( $ 0 .31 ) ( $ 0 .08 ) ( $ 0 .39 ) $ 11 .05
2022 13 .61 0 .30 ( 2 .25 ) ( 1 .95 ) ( 0 .30 ) ( 1 .13 ) ( 1 .43 ) 10 .23
2021 12 .80 0 .29 0 .95 1 .24 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 13 .61
2020 12 .19 0 .24 0 .89 1 .13 ( 0 .29 ) ( 0 .23 ) ( 0 .52 ) 12 .80
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
Class 2 shares
2023 10 .05 0 .25 0 .92 1 .17 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .86
2022 13 .40 0 .27 ( 2 .22 ) ( 1 .95 ) ( 0 .27 ) ( 1 .13 ) ( 1 .40 ) 10 .05
2021 12 .61 0 .26 0 .93 1 .19 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 13 .40
2020 12 .03 0 .22 0 .86 1 .08 ( 0 .27 ) ( 0 .23 ) ( 0 .50 ) 12 .61
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .97% $ 133,470 0 .25% 2 .60% 28 .4%
( 14 .45 ) 134,379 0 .24 2 .57 52 .1
9 .71 169,338 0 .23 2 .13 41 .2
9 .60 164,411 0 .24 2 .03 23 .4
15 .88 164,095 0 .24 (c) 2 .32 30 .8
11 .80 31,903 0 .50 2 .41 28 .4
( 14 .69 ) 28,916 0 .49 2 .35 52 .1
9 .48 34,318 0 .48 1 .95 41 .2
9 .25 30,178 0 .49 1 .85 23 .4
15 .66 25,380 0 .49 (c) 2 .15 30 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2023 $ 17 .65 $ 0 .31 $ 3 .01 $ 3 .32 ( $ 0 .34 ) ( $ 1 .01 ) ( $ 1 .35 ) $ 19 .62
2022 24 .82 0 .36 ( 4 .75 ) ( 4 .39 ) ( 0 .45 ) ( 2 .33 ) ( 2 .78 ) 17 .65
2021 21 .75 0 .44 3 .40 3 .84 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 24 .82
2020 19 .94 0 .28 2 .22 2 .50 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 21 .75
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
Class 2 shares
2023 17 .31 0 .27 2 .94 3 .21 ( 0 .30 ) ( 1 .01 ) ( 1 .31 ) 19 .21
2022 24 .39 0 .31 ( 4 .66 ) ( 4 .35 ) ( 0 .40 ) ( 2 .33 ) ( 2 .73 ) 17 .31
2021 21 .40 0 .39 3 .32 3 .71 ( 0 .24 ) ( 0 .48 ) ( 0 .72 ) 24 .39
2020 19 .63 0 .24 2 .17 2 .41 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 21 .40
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .37% $ 205,429 0 .24% 1 .66% 28 .0%
( 17 .79 ) 190,273 0 .23 1 .75 43 .0
17 .75 242,713 0 .23 1 .85 43 .6
12 .95 226,009 0 .23 1 .46 20 .7
24 .06 213,346 0 .24 (c) 1 .89 16 .2
19 .05 181,031 0 .49 1 .45 28 .0
( 17 .97 ) 155,472 0 .48 1 .52 43 .0
17 .44 192,114 0 .48 1 .67 43 .6
12 .68 158,606 0 .48 1 .28 20 .7
23 .68 143,501 0 .49 (c) 1 .68 16 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2023 $ 10 .17 $ 0 .30 $ 0 .63 $ 0 .93 ( $ 0 .35 ) $ – ( $ 0 .35 ) $ 10 .75
2022 13 .17 0 .32 ( 2 .03 ) ( 1 .71 ) ( 0 .35 ) ( 0 .94 ) ( 1 .29 ) 10 .17
2021 12 .81 0 .32 0 .55 0 .87 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 13 .17
2020 12 .58 0 .31 0 .57 0 .88 ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 12 .81
2019 11 .86 0 .33 1 .22 1 .55 ( 0 .46 ) ( 0 .37 ) ( 0 .83 ) 12 .58
Class 2 shares
2023 10 .02 0 .28 0 .61 0 .89 ( 0 .32 ) – ( 0 .32 ) 10 .59
2022 13 .00 0 .29 ( 2 .01 ) ( 1 .72 ) ( 0 .32 ) ( 0 .94 ) ( 1 .26 ) 10 .02
2021 12 .66 0 .30 0 .53 0 .83 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 13 .00
2020 12 .44 0 .28 0 .56 0 .84 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .66
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .37% $ 99,003 0 .25% 2 .87% 24 .8%
( 13 .11 ) 108,390 0 .24 2 .82 54 .1
6 .89 148,266 0 .23 2 .41 44 .0
7 .27 149,396 0 .24 2 .51 38 .6
13 .25 157,922 0 .24 2 .65 37 .4
9 .21 (c) 37,028 0 .50 2 .72 24 .8
( 13 .37 ) 34,633 0 .49 2 .58 54 .1
6 .61 45,586 0 .48 2 .31 44 .0
7 .03 34,866 0 .49 2 .31 38 .6
12 .97 30,663 0 .49 2 .46 37 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2023 $ 19 .76 $ 0 .28 $ 3 .95 $ 4 .23 ( $ 0 .31 ) ( $ 0 .80 ) ( $ 1 .11 ) $ 22 .88
2022 28 .09 0 .33 ( 5 .59 ) ( 5 .26 ) ( 0 .52 ) ( 2 .55 ) ( 3 .07 ) 19 .76
2021 24 .17 0 .53 4 .24 4 .77 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 28 .09
2020 21 .85 0 .26 2 .96 3 .22 ( 0 .38 ) ( 0 .52 ) ( 0 .90 ) 24 .17
2019 18 .36 0 .39 4 .54 4 .93 ( 0 .33 ) ( 1 .11 ) ( 1 .44 ) 21 .85
Class 2 shares
2023 19 .39 0 .22 3 .88 4 .10 ( 0 .26 ) ( 0 .80 ) ( 1 .06 ) 22 .43
2022 27 .62 0 .27 ( 5 .49 ) ( 5 .22 ) ( 0 .46 ) ( 2 .55 ) ( 3 .01 ) 19 .39
2021 23 .80 0 .46 4 .16 4 .62 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 27 .62
2020 21 .53 0 .22 2 .91 3 .13 ( 0 .34 ) ( 0 .52 ) ( 0 .86 ) 23 .80
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
21 .86% $ 203,367 0 .24% 1 .31% 30 .2%
( 18 .78 ) 174,041 0 .23 1 .45 40 .8
19 .86 223,578 0 .23 1 .97 35 .9
15 .40 187,904 0 .23 1 .24 22 .3
27 .44 169,489 0 .24 (c) 1 .89 20 .3
21 .58 196,700 0 .49 1 .07 30 .2
( 18 .98 ) 164,885 0 .48 1 .22 40 .8
19 .54 205,369 0 .48 1 .76 35 .9
15 .13 167,706 0 .48 1 .09 22 .3
27 .13 145,924 0 .49 (c) 1 .67 20 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2023 $ 2 .41 $ 0 .08 $ 0 .05 $ 0 .13 ( $ 0 .04 ) $ – ( $ 0 .04 ) $ 2 .50
2022 2 .53 0 .04 ( 0 .13 ) ( 0 .09 ) ( 0 .03 ) – ( 0 .03 ) 2 .41
2021 2 .60 0 .03 ( 0 .05 ) ( 0 .02 ) ( 0 .04 ) ( 0 .01 ) ( 0 .05 ) 2 .53
2020 2 .57 0 .04 0 .05 0 .09 ( 0 .06 ) – ( 0 .06 ) 2 .60
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .60% $ 135,924 0 .43% 3 .40% 38 .7%
( 3 .45 ) 134,122 0 .46 1 .74 57 .7
( 0 .72 ) 140,532 0 .47 1 .09 56 .7
3 .36 157,019 0 .51 (c) 1 .61 73 .7
4 .70 130,852 0 .51 (c) 2 .31 54 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP ACCOUNT
Class 1 shares
2023 $ 13 .03 $ 0 .05 $ 1 .98 $ 2 .03 ( $ 0 .04 ) $ – ( $ 0 .04 ) $ 15 .02
2022 20 .05 0 .05 ( 4 .08 ) ( 4 .03 ) ( 0 .01 ) ( 2 .98 ) ( 2 .99 ) 13 .03
2021 17 .26 ( 0 .01 ) 3 .48 3 .47 ( 0 .06 ) ( 0 .62 ) ( 0 .68 ) 20 .05
2020 15 .33 0 .03 3 .03 3 .06 ( 0 .07 ) ( 1 .06 ) ( 1 .13 ) 17 .26
2019 14 .30 0 .08 3 .67 3 .75 ( 0 .06 ) ( 2 .66 ) ( 2 .72 ) 15 .33
Class 2 shares
2023 12 .91 0 .02 1 .96 1 .98 ( 0 .01 ) – ( 0 .01 ) 14 .88
2022 19 .93 0 .01 ( 4 .05 ) ( 4 .04 ) – ( 2 .98 ) ( 2 .98 ) 12 .91
2021 17 .17 ( 0 .06 ) 3 .47 3 .41 ( 0 .03 ) ( 0 .62 ) ( 0 .65 ) 19 .93
2020 15 .26 – 3 .01 3 .01 ( 0 .04 ) ( 1 .06 ) ( 1 .10 ) 17 .17
2019 14 .24 0 .04 3 .66 3 .70 ( 0 .02 ) ( 2 .66 ) ( 2 .68 ) 15 .26

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .53% (c) $ 166,600 0 .85% 0 .38% 24 .6%
( 20 .63 ) (c) 156,903 0 .84 0 .32 18 .0
20 .12 213,890 0 .82 ( 0 .04 ) 36 .6
22 .20 195,848 0 .84 0 .24 38 .8
27 .40 184,434 0 .84 0 .53 34 .7
15 .39 (c) 9,225 1 .10 0 .13 24 .6
( 20 .88 ) 8,383 1 .09 0 .07 18 .0
19 .86 10,497 1 .07 ( 0 .29 ) 36 .6
21 .87 8,414 1 .09 ( 0 .01 ) 38 .8
27 .12 6,829 1 .09 0 .28 34 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER APRIL ACCOUNT
Class 2 shares
2023(b) $ 10 .00 $ 0 .03 $ 1 .25 $ 1 .28 ( $ 0 .06 ) ( $ 1 .32 ) ( $ 1 .38 ) $ 9 .90

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .87% (c) ,(d) $ 22,730 0 .98% (e) ,(f) ,(g) 0 .43% (e) 182 .4% (e)
(a) Calculated based on average shares outstanding during the period.
(b) Period from March 29, 2023, date operations commenced, through December 31, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER JANUARY ACCOUNT
Class 2 shares
2023 $ 9 .99 $ 0 .05 $ 1 .90 $ 1 .95 ( $ 0 .07 ) ( $ 1 .80 ) ( $ 1 .87 ) $ 10 .07
2022(f) 10 .00 – ( 0 .01 ) ( 0 .01 ) – – – 9 .99

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .42% (c) $ 58,333 0 .98% (d) ,(e) 0 .47% 136 .3%
0 .00 (c) ,(g) 26,581 0 .95 (d) ,(h) 3 .20 (h) 0 .0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.
(e) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(f) Period from December 28, 2022, date operations commenced, through December 31, 2022.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER JULY ACCOUNT
Class 2 shares
2023 $ 10 .16 $ 0 .07 $ 1 .78 $ 1 .85 ( $ 0 .04 ) ( $ 0 .30 ) ( $ 0 .34 ) $ 11 .67
2022(e) 10 .00 0 .04 0 .15 0 .19 ( 0 .03 ) – ( 0 .03 ) 10 .16

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .23% $ 54,229 0 .96% (c) ,(d) 0 .61% 69 .3%
1 .93 (f) 26,247 0 .95 (c) ,(g) 0 .72 (g) 20 .0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(e) Period from June 29, 2022, date operations commenced, through December 31, 2022.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP BUFFER OCTOBER ACCOUNT
Class 2 shares
2023 $ 10 .51 $ 0 .05 $ 1 .98 $ 2 .03 ( $ 0 .05 ) ( $ 0 .79 ) ( $ 0 .84 ) $ 11 .70
2022(e) 10 .00 0 .02 0 .51 0 .53 ( 0 .02 ) – ( 0 .02 ) 10 .51

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .45% $ 18,800 0 .97% (c) ,(d) 0 .47% 47 .4%
5 .29 (f) 17,978 0 .99 (c) ,(g) ,(h) 0 .68 (g) 180 .0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(e) Period from September 29, 2022, date operations commenced, through December 31, 2022.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Principal Variable Contracts Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Variable Contracts Funds, Inc. (the “Fund”) (comprising Blue Chip Account, Bond Market Index
Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified
Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account,
Equity Income Account, Global Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap
S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal
LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM
Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term
Income Account, SmallCap Account, U.S. LargeCap Buffer April Account, U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S. LargeCap Buffer
October Account (collectively referred to as the “Funds”)), including the schedules of investments, as of December 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Fund at December 31, 2023, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Fund
Statement of
operations
Statements of
changes in net assets
Financial highlights
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account
Diversified Income Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap S&P 500 Managed Volatility Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Account
SmallCap Account
For the year ended
December 31, 2023
For each of the two
years in the period ended
December 31, 2023
For each of the five years in the period
ended December 31, 2023
Blue Chip Account
For the year ended
December 31, 2023
For each of the two
years in the period ended
December 31, 2023
For each of the three years in the period
ended December 31, 2023 and the period
from December 9, 2020, date operations
commenced, through December 31, 2020
U.S. LargeCap Buffer January Account
For the year ended
December 31, 2023
For the year ended December 31, 2023 and the period from December 28,
2022, date operations commenced, through December 31, 2022
U.S. LargeCap Buffer July Account
For the year ended
December 31, 2023
For the year ended December 31, 2023 and the period from June 29,
2022, date operations commenced, through December 31, 2022
U.S. LargeCap Buffer October Account
For the year ended
December 31, 2023
For the year ended December 31, 2023 and the period from September
29, 2022, date operations commenced, through December 31, 2022
U.S. LargeCap Buffer April Account For the period from March 29, 2023, date operations commenced, through December 31, 2023

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits.
We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, agent banks, brokers, portfolio company management and transfer agents; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
February 21, 2024

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2023 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Funds invest.
These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( July 1, 2023 to December
31, 2023 ), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Actual Hypothetical
Beginning
Account
Value July 1,
2023
Ending Account
Value December
31, 2023
Expenses Paid
During Period
July 1, 2023 to
December 31,
2023
(a)
Beginning Account
Value July 1, 2023
Ending Account
Value December
31, 2023
Expenses Paid
During Period
July 1, 2023 to
December 31,
2023
(a)
Annualized
Expense
Ratio
Blue Chip Account
Class 3 $ 1,000.00 $ 1,143.93 $ 5.67 $ 1,000.00 $ 1,019.91 $ 5.35 1.05%
Bond Market Index Account
Class 1 1,000.00 1,031.39 0.77 1,000.00 1,024.45 0.77 0.15
Core Plus Bond Account
Class 1 1,000.00 1,034.76 2.56 1,000.00 1,022.68 2.55 0.50
Diversified Balanced Account
Class 1 1,000.00 1,053.91 0.31 1,000.00 1,024.90 0.31 0.06
Class 2 1,000.00 1,052.06 1.60 1,000.00 1,023.64 1.58 0.31
Class 3 1,000.00 1,051.27 2.38 1,000.00 1,022.89 2.35 0.46
Diversified Balanced Managed Volatility Account
Class 2 1,000.00 1,052.44 1.60 1,000.00 1,023.64 1.58 0.31
Class 3 1,000.00 1,052.51 2.38 1,000.00 1,022.89 2.35 0.46
Diversified Balanced Volatility Control Account
Class 2 1,000.00 1,051.91 1.97 1,000.00 1,023.29 1.94 0.38
Class 3 1,000.00 1,051.28 2.74 1,000.00 1,022.53 2.70 0.53
Diversified Growth Account
Class 2 1,000.00 1,059.36 1.56 1,000.00 1,023.69 1.53 0.30
Class 3 1,000.00 1,058.01 2.33 1,000.00 1,022.94 2.29 0.45

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value July 1,
2023
Ending Account
Value December
31, 2023
Expenses Paid
During Period
July 1, 2023 to
December 31,
2023
(a)
Beginning Account
Value July 1, 2023
Ending Account
Value December
31, 2023
Expenses Paid
During Period
July 1, 2023 to
December 31,
2023
(a)
Annualized
Expense
Ratio
Diversified Growth Managed Volatility Account
Class 2 $ 1,000.00 $ 1,059.48 $ 1.61 $ 1,000.00 $ 1,023.64 $ 1.58 0.31%
Class 3 1,000.00 1,058.71 2.39 1,000.00 1,022.89 2.35 0.46
Diversified Growth Volatility Control Account
Class 2 1,000.00 1,058.62 1.92 1,000.00 1,023.34 1.89 0.37
Class 3 1,000.00 1,057.07 2.70 1,000.00 1,022.58 2.65 0.52
Diversified Income Account
Class 2 1,000.00 1,045.77 1.60 1,000.00 1,023.64 1.58 0.31
Class 3 1,000.00 1,044.88 2.37 1,000.00 1,022.89 2.35 0.46
Diversified International Account
Class 1 1,000.00 1,046.76 4.64 1,000.00 1,020.67 4.58 0.90
Equity Income Account
Class 1 1,000.00 1,068.66 2.55 1,000.00 1,022.74 2.50 0.49
Class 2 1,000.00 1,066.89 3.86 1,000.00 1,021.48 3.77 0.74
Class 3 1,000.00 1,068.58 4.64 1,000.00 1,020.72 4.53 0.89
Global Emerging Markets Account
Class 1 1,000.00 1,041.27 6.17 1,000.00 1,019.16 6.11 1.20
Government & High Quality Bond Account
Class 1 1,000.00 1,027.69 2.76 1,000.00 1,022.48 2.75 0.54
LargeCap Growth Account I
Class 1 1,000.00 1,103.03 3.66 1,000.00 1,021.73 3.52 0.69
LargeCap S&P 500 Index Account
Class 1 1,000.00 1,078.76 1.10 1,000.00 1,024.15 1.07 0.21
Class 2 1,000.00 1,078.01 2.41 1,000.00 1,022.89 2.35 0.46
LargeCap S&P 500 Managed Volatility Index Account
Class 1 1,000.00 1,080.23 1.94 1,000.00 1,023.34 1.89 0.37
MidCap Account
Class 1 1,000.00 1,088.37 2.90 1,000.00 1,022.43 2.80 0.55
Class 2 1,000.00 1,086.75 4.21 1,000.00 1,021.17 4.08 0.80
Principal Capital Appreciation Account
Class 1 1,000.00 1,091.81 3.43 1,000.00 1,021.93 3.31 0.65
Class 2 1,000.00 1,090.62 4.74 1,000.00 1,020.67 4.58 0.90
Principal LifeTime 2020 Account
Class 1 1,000.00 1,052.03 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime 2030 Account
Class 1 1,000.00 1,059.41 0.05 1,000.00 1,025.16 0.05 0.01
Principal LifeTime 2040 Account
Class 1 1,000.00 1,067.17 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime 2050 Account
Class 1 1,000.00 1,072.42 0.21 1,000.00 1,025.00 0.20 0.04

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value July 1,
2023
Ending Account
Value December
31, 2023
Expenses Paid
During Period
July 1, 2023 to
December 31,
2023
(a)
Beginning Account
Value July 1, 2023
Ending Account
Value December
31, 2023
Expenses Paid
During Period
July 1, 2023 to
December 31,
2023
(a)
Annualized
Expense
Ratio
Principal LifeTime 2060 Account
Class 1 $ 1,000.00 $ 1,071.61 $ 0.57 $ 1,000.00 $ 1,024.65 $ 0.56 0.11%
Principal LifeTime Strategic Income Account
Class 1 1,000.00 1,047.82 0.31 1,000.00 1,024.90 0.31 0.06
Real Estate Securities Account
Class 1 1,000.00 1,078.66 4.24 1,000.00 1,021.12 4.13 0.81
Class 2 1,000.00 1,076.86 5.55 1,000.00 1,019.86 5.40 1.06
SAM Balanced Portfolio
Class 1 1,000.00 1,066.04 1.25 1,000.00 1,024.00 1.22 0.24
Class 2 1,000.00 1,064.55 2.55 1,000.00 1,022.74 2.50 0.49
SAM Conservative Balanced Portfolio
Class 1 1,000.00 1,054.79 1.29 1,000.00 1,023.95 1.28 0.25
Class 2 1,000.00 1,054.03 2.59 1,000.00 1,022.68 2.55 0.50
SAM Conservative Growth Portfolio
Class 1 1,000.00 1,074.39 1.25 1,000.00 1,024.00 1.22 0.24
Class 2 1,000.00 1,072.73 2.56 1,000.00 1,022.74 2.50 0.49
SAM Flexible Income Portfolio
Class 1 1,000.00 1,048.31 1.34 1,000.00 1,023.89 1.33 0.26
Class 2 1,000.00 1,047.15 2.63 1,000.00 1,022.63 2.60 0.51
SAM Strategic Growth Portfolio
Class 1 1,000.00 1,079.33 1.26 1,000.00 1,024.00 1.22 0.24
Class 2 1,000.00 1,077.91 2.57 1,000.00 1,022.74 2.50 0.49
Short-Term Income Account
Class 1 1,000.00 1,034.58 2.26 1,000.00 1,022.99 2.24 0.44
SmallCap Account
Class 1 1,000.00 1,044.00 4.43 1,000.00 1,020.87 4.38 0.86
Class 2 1,000.00 1,043.21 5.72 1,000.00 1,019.61 5.65 1.11
U.S. LargeCap Buffer April Account
Class 2 1,000.00 1,060.85 5.25 1,000.00 1,020.11 5.14 1.01
U.S. LargeCap Buffer January Account
Class 2 1,000.00 1,063.39 5.04 1,000.00 1,020.32 4.94 0.97
U.S. LargeCap Buffer July Account
Class 2 1,000.00 1,061.18 4.94 1,000.00 1,020.42 4.84 0.95
U.S. LargeCap Buffer October Account
Class 2 1,000.00 1,060.35 4.99 1,000.00 1,020.37 4.89 0.96
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Variable Contracts Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Funds made distributions for the months of September 2023 and December 2023 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of this month end, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
September 2023
Fund Net Income Realized Gain Capital Sources
Global Emerging Markets Account 92.84% 0.00% 7.16%
December 2023
Fund Net Income Realized Gain Capital Sources
U.S. LargeCap Buffer April Account 93.61% 0.00% 6.39%

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded
Funds, and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a
72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Audit Committee
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
126 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
Member, 15(c) Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services) Global Partner, IBM
(technology company) from 2016-2018
126 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 126 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
126 MAM USA (2011-present)
Victor L Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
126 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
126 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
Member, Nominating and Governance
Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
126 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 126 SpartanNash (2000-2022)
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Financial Group* 126 None
Chair and Board Member since 2023
Chair, Executive Committee
Chief Executive Officer and President
1972
Senior Executive Managing Director – Global Head
of Investments – Principal Asset
Management since 2023
Senior Executive Director and Chief Operating
Officer – Principal Asset Management (2019-2023)
President – Principal Funds (2019-2020)
OppenheimerFunds
Senior Vice President (2011-2019)
Patrick G. Halter Principal Financial Group* 126 None
Board Member since 2017
Member, Executive Committee
1959
President and Chief Executive Officer – Principal
Asset Management since 2022
President – Principal Global Asset
Management (2020-2022)
Chief Executive Officer and President – Principal
Global Investors, LLC (2018-2020)
Kenneth A. McCullum Principal Financial Group* 126 None
Board Member since 2023
1964
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
George Djurasovic Principal Financial Group*
Vice President and General Counsel
Des Moines, IA 50392
1971
Vice President and General Counsel – Principal
Asset Management since 2022
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Calvin Eib Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1963
Counsel (2021)
Transamerica
Tax Counsel (2016-2021)
Beth Graff Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting since 2016
Gina L. Graham Principal Financial Group*
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer since 2016
Megan Hoffmann Principal Financial Group*
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting since 2020
Assistant Director – Accounting (2017-2020)
Laura B. Latham Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary – Fund
Complex (2018-2023)
Counsel since 2018
Diane K. Nelson Principal Financial Group*
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer since 2015
Tara Parks Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting since 2019
ALPS Fund Services
Tax Manager (2011-2019)
Deanna Y. Pellack Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary – Fund
Complex (2022-2023)
Counsel since 2022
The Northern Trust Company
Vice President (2019-2022)
Second Vice President (2014-2019)
Sara L. Reece Principal Financial Group*
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller – Fund Complex
(2016-2021)
Managing Director – Global Funds Ops since 2021
Director - Accounting (2015-2021)
Teri R. Root Principal Financial Group*

* The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board
Member's / Fund Complex Officer’s title with Principal Workforce, LLC.
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds since 2018
Vice President since 2015
Michael Scholten Principal Financial Group*
Chief Financial Officer
Des Moines, IA 50392
1979
Assistant Vice President and Actuary since 2021
Chief Financial Officer – Funds/Platforms (2015-
2021)
Adam U. Shaikh Principal Financial Group*
Vice President and Assistant General Counsel,
and Assistant Secretary
Des Moines, IA 50392
1972
Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel since 2018
John L. Sullivan Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Assistant Counsel and Assistant Secretary – Fund
Complex (2019-2023)
Assistant General Counsel since 2023
Counsel (2019 – 2023)
Prior thereto, Attorney in Private Practice
Dan L. Westholm Principal Financial Group*
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury since 2013
Beth C. Wilson Principal Financial Group*
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds since 2007
Jared A. Yepsen Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1981
Assistant General Counsel since 2023
Counsel (2015 – 2023)

of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated May 1, 2023 (and as supplemented). These documents may be obtained free of charge by writing Principal Variable Contracts Funds, Inc., P.O. Box 219971, Kansas
City, MO 64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/PVCprospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved the renewal of the
Management Agreement and various sub-advisory agreements for all Funds; (2) approval of an amended and restated sub-advisory agreement between Principal Global Investors, LLC and Principal Real Estate Investors, LLC for the Real Estate Securities Account; and the approval of an amended and restated sub-advisory agreement between Principal Global Investors, LLC and Spectrum Asset Management, Inc. for the LargeCap
S&P 500 Managed Volatility Index Account.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 13, 2023 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the
Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the
“Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal Global
Investors, LLC (the “Manager”) and PVC, on behalf of each of the thirty-five (35) series of PVC (each series is referred to as a “Fund”); and
(2) the Sub-Advisory Agreements between the Manager and each of Brown Advisory, LLC; Principal Real Estate Investors, LLC (“Principal-
REI”); Spectrum Asset Management Inc. (“Spectrum”) and T. Rowe Price Associates, Inc. (collectively, the “Sub-Advisors”).  The Management
Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, reviewed a broad range of information including, among other information, information regarding performance, investment advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale and indirect or “fall-out” benefits. For U.S. LargeCap Buffer January Account and U.S. LargeCap Buffer April Account,
which began operations after the previous annual evaluation of the Advisory Agreements in September 2022, the Board considered that the
Fund had less than a full year of operations and reviewed the information that they had considered in connection with the initial approval of the
Advisory Agreements for the Fund, as updated, along with such additional information as the Board requested. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each
Fund.
Nature, Extent and Quality of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The
Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted
that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Sub-Advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the
Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the Manager. The
Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included this information in their consideration of the renewal of the Advisory
Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2023 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2023,

and compared those returns to various agreed-upon performance measures, including, for all Funds peer-group data based upon a broad-based industry category determined using Morningstar Direct data (“Performance Universe”).
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance information for a three-year period ended March 31, 2023, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2023, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2023, as available, to one or more relevant benchmark indices. The Board noted that certain
Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the
Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s), a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such
Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds, the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels,
(3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class 1 shares for each PVC Fund, except as described below; to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by
Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge (“Expense Universe”). For PVC Funds that do not offer Class 1 shares or for which Class 1 shares represented less than 5% of the PVC Fund’s total assets, comparative fee and expense information was provided based upon Class 2 shares (or Class 3 shares if the PVC Fund does not issue Class 2 shares).
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-
advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2022. The Board considered that certain PVC Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.
With respect to the PVC Principal LifeTime Accounts, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratio, including acquired fund fees and expenses, for Class 1 shares of each of the PVC Principal
LifeTime Accounts was in the third quartile or better in the Expense Group, and that the total net expense ratio, including acquired fund fees and expenses.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps.
With regard to PVC Diversified Growth Account, the Board accepted management’s proposal to amend the Management Agreement for the Fund to add a new breakpoint to the management fee schedule and considered the new breakpoint in concluding that the Management Agreement, as amended, should be renewed.
With regard to the PVC Diversified International Account, the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels for PVC Diversified International Account and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.

Profitability
The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2022. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated
Sub-Advisors (Principal-REI and Spectrum) and the aggregated return on revenue to the Manager and its affiliates for the year ended December
31, 2022. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2022 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The
Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost savings passed along to the
Funds as a result of certain expense caps and fee waivers. The Board also considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the PVC Principal LifeTime Accounts do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for Bond Market Index Account, Diversified Balanced Account, Diversified Balanced
Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Managed Volatility Account, Diversified
Growth Volatility Control Account, and Diversified Income Account, do not include breakpoints, but that each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
The Board further determined that no breakpoints were necessary at this time the management fee schedules of LargeCap S&P 500 Managed
Volatility Index Account, U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer April Account, U.S. LargeCap Buffer July Account
and U.S. LargeCap Buffer October Account due to, among other factors, their current asset levels and, with respect to the U.S. LargeCap Buffer
Accounts, taking into account historical levels of profitability to the Manager.
Other Benefits to Manager
The Board also considered the character and amount of other indirect benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e)-eligible products and services. The Board concluded that, on the basis of the information provided, the indirect benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory
Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fees or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-
Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
On the basis of the information provided, the Board concluded that the sub-advisory fees were reasonable.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that, on the basis of the information provided, the sub-advisory fees were reasonable.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.
Approval of Amended and Restated Sub-Advisory Agreements for Real Estate Securities Account and LargeCap S&P 500 Managed
Volatility Index Account
On December 12, 2023, the Board met to consider:
For Real Estate Securities Account (a “Fund”), the approval of an amended and restated sub-advisory agreement (a “Sub-Advisory Agreement”)
between Principal Global Investors, LLC (the “Manager”) and Principal Real Estate Investors, LLC (a “Sub-Advisor”) in connection with a proposal to make non-material changes to certain non-financial terms of the Sub-Advisory Agreement; and
For LargeCap S&P 500 Managed Volatility Index Account (a “Fund”), the approval of an amended and restated sub-advisory agreement (a “Sub-
Advisory Agreement”) between the Manager and Spectrum Asset Management, Inc. (a “Sub-Advisor”) in connection with a proposal to make non-material changes to certain non-financial terms of the Sub-Advisory Agreement.
The Board reviewed materials received from the Manager regarding the proposed amendments to the Funds’ respective Sub-Advisory Agreements and noted that because the proposed amendments related only to non-financial terms of the Sub-Advisory Agreements and because sub-advisory fees were paid by the Manager, the amendments would not change the management fee rates paid by the Funds. The Board noted the Manager's statement that the amendments were intended to update certain language in the Sub-Advisory Agreements to conform to the current sub-advisory agreement template. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services each Sub-Advisor provides to the applicable Fund and that each Sub-Advisor’s obligations under the applicable Sub-Advisory
Agreement would remain the same in all material respects.
The Board considered that they had last approved each Sub-Advisory Agreement for each applicable Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2023 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Sub-Advisor under the applicable Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of each Sub-Advisory Agreement were reasonable and that approval of each
Sub-Advisory Agreement was in the best interests of the applicable Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended and restated Sub-Advisory Agreement and, accordingly, recommended approval of the amended and restated Sub-Advisory Agreements.

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2023 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended December 31,
2023 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2023 , that qualifies for the DRD are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes reported on a per share basis in the year ended December 31, 2023 , are as follows:
The funds may receive a refund of taxes that can result in a redetermination of historical foreign taxes paid in accordance with IRC Section
905(c). The Funds will provide by February 28th annually, when applicable, any foreign tax redetermination on Principal’s Tax Center website under the Principal Variable Contracts Funds, Inc.’s Foreign Tax Redetermination Notices.
The latest Federal Income Tax Information is available on Principal's Tax Center website.
Website: https://www.principal.com/tax-center
Please consult your tax advisor if you have any questions.
DRD DRD
Blue Chip Account 0.00% Principal LifeTime 2020 Account 12.47%
Bond Market Index Account 0.00 Principal LifeTime 2030 Account 21.15
Core Plus Bond Account 0.41 Principal LifeTime 2040 Account 35.10
Diversified Balanced Account 34.77 Principal LifeTime 2050 Account 49.16
Diversified Balanced Managed Volatility Account 6.56 Principal LifeTime 2060 Account 49.48
Diversified Balanced Volatility Control Account 23.16 Principal LifeTime Strategic Income Account 9.16
Diversified Growth Account 46.90 Real Estate Securities Account 2.79
Diversified Growth Managed Volatility Account 8.93 SAM Balanced Portfolio 31.73
Diversified Growth Volatility Control Account 34.14 SAM Conservative Balanced Portfolio 20.86
Diversified Income Account 22.47 SAM Conservative Growth Portfolio 48.96
Diversified International Account 0.10 SAM Flexible Income Portfolio 16.67
Equity Income Account 100.00 SAM Strategic Growth Portfolio 62.99
Global Emerging Markets Account 0.06 Short-Term Income Account 0.00
Government & High Quality Bond Account 0.00 SmallCap Account 100.00
LargeCap Growth Account I 0.00 U.S. LargeCap Buffer April Account 9.84
LargeCap S&P 500 Index Account 100.00 U.S. LargeCap Buffer January Account 10.31
LargeCap S&P 500 Managed Volatility Index
Account 0.00 U.S. LargeCap Buffer July Account 31.13
MidCap Account 0.00 U.S. LargeCap Buffer October Account 14.15
Principal Capital Appreciation Account 100.00
Foreign Taxes
Per Share
Foreign
Source
Income
Foreign Taxes
Per Share
Foreign
Source
Income
Diversified Balanced Account $ 0.0008 9.65% Principal LifeTime 2030 Account $ 0.0021 9.64%
Diversified Balanced Managed Volatility Account 0.0006 10.59 Principal LifeTime 2040 Account 0.0035 16.63
Diversified Balanced Volatility Control Account 0.0005 10.93 Principal LifeTime 2050 Account 0.0041 23.52
Diversified Growth Account 0.0013 14.35 Principal LifeTime 2060 Account 0.0038 24.26
Diversified Growth Managed Volatility Account 0.0010 16.14 Principal LifeTime Strategic Income Account 0.0005 3.85
Diversified Growth Volatility Control Account 0.0008 16.30 SAM Balanced Portfolio 0.0035 11.98
Diversified Income Account 0.0004 5.16 SAM Conservative Balanced Portfolio 0.0017 9.54
Diversified International Account 0.0327 100.00 SAM Conservative Growth Portfolio 0.0062 15.42
Global Emerging Markets Account 0.0479 83.58 SAM Flexible Income Portfolio 0.0005 4.80
Principal LifeTime 2020 Account 0.0017 5.33 SAM Strategic Growth Portfolio 0.0097 24.00

Principal.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Variable Contracts Funds, Inc., are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2023 Principal Financial Services, Inc. | MM1290-30 | 02/2024 | 2628244

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2022 - $645,236
December 31, 2023 - $674,967

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2022 - $15,550
December 31, 2023 - $0

Ernst &Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2022 - $134,149
December 31, 2023 - $208,124

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.
This policy is established
by the Audit
Committee (the "Committee") of the Boards of
Directors of
Principal
Funds,
Inc.
and
Principal
Variable
Contracts Funds,
Inc.
and
the Boards of Trustees of Principal Exchange-Traded Funds and any registered closed-end management investment
company
that
is
operated
as
an
interval
fund
and
managed
by
Principal Global
Investors,
LLC
1

(the
“Funds”)
(the
“Boards
of
the
Funds”)
effective
for
all
engagements
of the primary independent auditor.

1.

The
primary
independent
auditor,
its
subsidiaries
and
affiliates
shall
not
provide
Prohibited Services to the Funds.
For the purposes of this policy, Prohibited Services are:

•

Services
that
are
subject
to
audit
procedure
during
a
financial
statement
audit;
•

Services
where
the
auditor
would
act
on
behalf
of
management;
•

Services
where
the
auditor
is
an
advocate
to
the
client's
position
in
an
adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial
information
systems
design
and
implementation;
•

Appraisal
or
valuation
services,
fairness
opinions,
or
contribution-in-kind
reports;
•

Actuarial
services;
•

Internal
audit
functions
or
human
resources;
•

Broker
or
dealer,
investment
advisor,
or
investment
banking
services;
•

Legal
services
and
expert
services
unrelated
to
the
audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with
regard
to
the
Funds
(other
than
members
of
the
Boards
of
the
Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•

Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.

(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired
or
divested
businesses
or
review
of
regulatory
filings,
any
independent
auditor provides,
shall
be
approved
by
the
Committee
in
advance
in
accordance
with
the
following
procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is
sought,
and
the corresponding
range
of
fees
for
such
service.
The
Committee
may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting.
The Committee Chairperson is presently so appointed pursuant to this policy,
and
shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In
considering
whether
to
grant
pre-approval and pre-concurrence with respect to the
primary
independent
auditor’s
provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with
the
maintenance
of
such
auditor's
independence.
The
Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors,
and
whether
the
service
might
enhance
the
Funds'
ability
to
manage or control risk or improve audit quality.

3.

The
provisions
of
this
policy
shall
apply
to
all
audit
and
non-audit
services
provided
directly to the Funds.
Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.

Not less than annually, the primary independent auditor shall report to the Committee in writing all
relationships
that
may
reasonably
be
thought
to
bear
on
independence
between the
auditor
and
the
Funds
or
persons
in
financial
reporting
oversight
roles with
respect
to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.
The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.
In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.

The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.
All other audit partners of the primary independent auditor, excluding partners who simply consult with others on
the
audit
engagement
regarding
technical
issues,
shall
rotate
after
seven
years and be subject upon rotation to a two year "time out" period.

6.

Neither
the
Funds
nor
PGI
may
hire
or
promote
any
former
partner,
principal,
shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures
began
for
the
fiscal
period
in
which
the
Funds
or
PGI
proposes
to
hire
or promote the Former Employee.
Neither the Funds nor PGI shall, without prior written consent of
the
primary
independent
auditor,
hire
or
promote
any
Former
Employee
into
a role
not
prohibited
above
if
the
Former
Employee
had
provided
any
services
to
the
Funds or
PGI
during
the
12
months
preceding
the
date
of
filing
of
the
Funds'
most
recent
annual report with the SEC.
Upon termination of the primary independent auditor, the Funds or PGI shall
not,
without
prior
written
consent
of
the
former
primary
independent
auditor,
hire or promote any Former Employee for a period of up to 12 months from termination.
7.

For
persons
recently
promoted
or
hired
into
a
financial
reporting
oversight
role
(other
than members
of
the
Boards
of
the
Funds
who
are
not
also
officers
or otherwise “interested persons” (as defined in the Investment Company Act of 1940)
of
the
Funds),
any
personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to
exercise
influence
over
the
contents
of
the
financial
statements
or
anyone
who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted
by
the
Audit
Committee
of
the
Boards
of
the
Funds
on
June
14,
2023).

1
The
first
such
interval
fund
is
the
Principal
Diversified
Select
Real
Asset
Fund;
Management,
subject
to Board approval, may create others, each of which would be formed as a separate trust.

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

December 31, 2022 - $334,459
December 31, 2023 - $437,961

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	02/09/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	02/09/2024

By	/s/ Michael Scholten
            Michael Scholten, Chief Financial Officer

Date	02/09/2024